UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Floating Rate Fund

Voya GNMA Income Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

Voya Strategic Income Opportunities Fund

The schedules are not audited.

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 94.2%
	Aerospace & Defense: 1.1%
5,717,760	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. Term Loan B2, 3.751%, (US0003M + 2.750%), 04/03/22	$5,682,767	0.3
2,367,113	Geo Group, Inc. (The) 2017 Term Loan B, 3.950%, (US0003M + 2.250%), 03/22/24	2,375,251	0.1
7,985,000	MacDonald, Dettwiler and Associates Ltd. Term Loan B, 4.100%, (US0003M + 2.750%), 10/04/24	8,036,775	0.4
4,678,834	TransDigm, Inc. 2017 Extended Term Loan F, 4.362%, (US0003M + 2.750%), 06/09/23	4,692,492	0.2
2,616,850	TransDigm, Inc. 2017 Term Loan G, 4.665%, (US0003M + 3.000%), 08/22/24	2,632,394	0.1
		23,419,679	1.1

	Auto Components: 0.3%
6,327,247	Broadstreet Partners, Inc. 2017 Term Loan B, 5.319%, (US0003M + 3.750%), 11/08/23	6,398,429	0.3

	Automotive: 3.5%
4,816,650	American Axle and Manufacturing, Inc. Term Loan B, 3.713%, (US0001M + 2.250%), 04/06/24	4,833,508	0.2
2,075,163	BBB Industries U.S. Holdings, Inc. 2014 1st Lien Term Loan, 6.069%, (US0001M + 4.500%), 11/03/21	2,102,400	0.1
3,065,000	Belron S.A. USD Term Loan B, 3.892%, (US0003M + 2.500%), 11/07/24	3,098,525	0.2
5,621,750	Bright Bidco B.V. Term Loan B, 6.172%, (US0003M + 4.500%), 06/30/24	5,666,257	0.3
2,926,687	Dealer Tire, LLC 2016 Term Loan B, 5.239%, (US0003M + 3.750%), 12/22/21	2,956,832	0.1
6,596,433	Dynacast International LLC Term Loan B, 4.943%, (US0003M + 3.250%), 01/28/22	6,641,783	0.3
1,288,313	Federal-Mogul Holdings Corporation New Term Loan C, 5.252%, (US0003M + 3.750%), 04/15/21	1,299,452	0.1
15,808,286	Gates Global LLC 2017 USD Repriced Term Loan B, 4.693%, (US0003M + 3.000%), 04/01/24	15,908,320	0.8
2,823,903	KAR Auction Services, Inc. Term Loan B5, 4.250%, (US0003M + 2.500%), 03/09/23	2,843,317	0.1
1,437,248	Key Safety Systems, Inc. New 1st Lien Term Loan, 5.890%, (US0003M + 4.500%), 08/29/21	1,442,638	0.1
4,835,244	Midas Intermediate Holdco II, LLC Incremental Term Loan B, 4.443%, (US0003M + 2.750%), 08/18/21	4,838,266	0.2
3,721,762	NN, Inc. 2016 Term Loan B, 5.319%, (US0003M + 3.750%), 10/19/22	3,746,184	0.2
1,358,000	NN, Inc. 2017 Term Loan, 4.819%, (US0003M + 3.250%), 03/22/21	1,367,761	0.1
2,548,429	Superior Industries International, Inc. 1st Lien Term Loan, 6.052%, (US0003M + 4.500%), 05/22/24	2,572,320	0.1
6,775,987	TI Group Automotive Systems, L.L.C. 2015 USD Term Loan B, 4.319%, (US0003M + 2.750%), 06/30/22	6,824,693	0.3
5,027,400	Truck Hero, Inc. 1st Lien Term Loan, 5.642%, (US0003M + 4.000%), 04/21/24	5,034,941	0.2
1,680,000	Truck Hero, Inc. 2nd Lien Term Loan, 9.892%, (US0003M + 8.250%), 04/21/25	1,692,600	0.1
		72,869,797	3.5

	Beverage & Tobacco: 0.2%
1,176,367	Aramark Services, Inc. 2017 Term Loan B1, 3.694%, (US0003M + 2.000%), 03/11/25	1,184,455	0.0
1,450,000	Refresco Group BV USD Term Loan B, 4.444%, (US0003M + 2.750%), 09/26/24	1,458,156	0.1
1,450,000	Refresco Group BV USD Term Loan B3, 4.944%, (US0003M + 3.500%), 12/14/24	1,450,870	0.1
		4,093,481	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Brokers, Dealers & Invetesment Houses: 0.2%
3,248,022		Capital Automotive L.P. 2017 2nd Lien Term Loan, 7.570%, (US0003M + 6.000%), 03/24/25	$3,312,982	0.2

		Building & Development: 2.5%
9,552,813		American Builders & Contractors Supply Co., Inc. 2017 Term Loan B, 4.069%, (US0003M + 2.500%), 10/31/23	9,607,044	0.5
6,253,718		Capital Automotive L.P. 2017 1st Lien Term Loan, 4.070%, (US0003M + 2.500%), 03/24/24	6,281,078	0.3
2,231,106		Clark Equipment Company 2017 Term Loan B, 4.193%, (US0003M + 2.500%), 05/18/24	2,245,514	0.1
3,215,000		Core & Main LP 2017 Term Loan B, 4.455%, (US0003M + 3.000%), 08/01/24	3,239,113	0.1
7,192,926		Forterra Finance, LLC 2017 Term Loan B, 4.569%, (US0003M + 3.000%), 10/25/23	6,752,999	0.3
1,905,750		Henry Company LLC Term Loan B, 6.069%, (US0003M + 4.500%), 10/05/23	1,925,602	0.1
2,027,593		MX Holdings US, Inc. Term Loan B1B, 4.069%, (US0003M + 2.750%), 08/14/23	2,037,731	0.1
2,266,854		NCI Building Systems, Inc. New Term Loan, 4.333%, (US0003M + 3.000%), 06/24/22	2,281,022	0.1
1,696,918		Ply Gem Industries, Inc. Term Loan, 4.693%, (US0003M + 3.000%), 02/01/21	1,713,358	0.1
5,035,997		Quikrete Hldgs INC TERM LOAN, 4.319%, (US0003M + 2.750%), 11/15/23	5,052,435	0.2
3,596,250		Werner Co. 2017 Term Loan, 5.361%, (US0003M + 4.000%), 07/24/24	3,614,231	0.2
3,836,347		Wilsonart LLC 2017 Term Loan B, 4.950%, (US0003M + 3.250%), 12/19/23	3,863,063	0.2
3,994,390		Zekelman Industries, Inc. Term Loan B, 4.073%, (US0003M + 2.750%), 06/14/21	4,023,349	0.2
			52,636,539	2.5

		Business Equipment & Services: 8.4%
5,156,902		Acosta Holdco, Inc. 2015 Term Loan, 4.819%, (US0003M + 3.250%), 09/26/21	4,569,211	0.2
5,083,242		Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 4.628%, (US0001M + 3.250%), 07/23/21	4,969,926	0.2
1,000,000		Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan, 7.878%, (US0003M + 6.500%), 07/25/22	925,000	0.0
11,870,350		AlixPartners, LLP 2017 Term Loan B, 4.443%, (US0003M + 3.000%), 04/04/24	11,949,489	0.6
5,520,398		Allflex Holdings III, Inc. New 1st Lien Term Loan, 4.706%, (US0003M + 3.250%), 07/20/20	5,559,499	0.3
1,370,000		Almonde, Inc. USD 2nd Lien Term Loan, 8.729%, (US0003M + 7.250%), 06/13/25	1,377,706	0.1
2,256,875		Array Canada Inc. Term Loan B, 6.693%, (US0003M + 5.000%), 02/10/23	2,266,042	0.1
2,962,575		Ascend Learning, LLC 2017 Term Loan B, 4.569%, (US0003M + 3.250%), 07/12/24	2,984,054	0.1
937,650		ASP MCS Acquisition Corp. Term Loan B, 6.251%, (US0003M + 4.750%), 05/18/24	947,026	0.1
1,405,000		Big Ass Fans, LLC Term Loan, 5.943%, (US0003M + 4.250%), 05/21/24	1,410,855	0.1
2,221,987		Camelot UK Holdco Limited 2017 Repriced Term Loan, 4.819%, (US0003M + 3.250%), 10/03/23	2,237,263	0.1
4,975,000		Colorado Buyer Inc Term Loan B, 4.380%, (US0003M + 3.000%), 05/01/24	5,013,556	0.2
2,937,813		DTI Holdco, Inc. 2016 Term Loan B, 6.630%, (US0003M + 5.250%), 09/30/23	2,925,571	0.1
534,381		Duravant LLC 1st Lien Delayed Draw Term Loan, 4.943%, (US0003M + 3.250%), 07/19/24	535,382	0.0
155,851	(1)	Duravant LLC 2nd Lien Delayed Draw Term Loan, 8.672%, (US0003M + 7.250%), 07/18/25	156,825	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Business Equipment & Services: (continued)
4,110,619	Duravant LLC USD 1st Lien Term Loan, 4.943%, (US0003M + 3.750%), 07/19/24	$4,118,327	0.2
1,309,149	Engineered Machinery Holdings, Inc. USD 2nd Lien Term Loan, 8.943%, (US0003M + 7.250%), 07/18/25	1,317,331	0.1
5,561,213	EIG Investors Corp. 2017 Term Loan, 5.462%, (US0003M + 4.000%), 02/09/23	5,605,702	0.3
994,000	Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 5.193%, (US0003M + 3.500%), 06/28/24	1,000,627	0.1
2,436,588	EVO PAYMENTS INTERNATIONAL TERM LOAN B, 5.570%, (US0003M + 5.000%), 12/22/23	2,453,846	0.1
2,380,435	First American Payment Systems, L.P. 2016 Term Loan, 7.142%, (US0003M + 5.750%), 01/03/24	2,393,080	0.1
3,939,625	First Data Corporation 2022 USD Term Loan, 3.802%, (US0003M + 2.250%), 07/08/22	3,946,464	0.2
1,653,231	Garda World Security Corporation 2017 Term Loan, 4.973%, (US0003M + 3.000%), 05/24/24	1,663,564	0.1
6,787,988	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.943%, (US0003M + 4.250%), 06/16/23	6,878,899	0.3
2,988,454	IQOR US Inc. 2nd Lien Term Loan, 10.085%, (US0003M + 8.750%), 04/01/22	2,898,801	0.1
4,812,478	IQOR US Inc. Term Loan B, 6.335%, (US0003M + 5.000%), 04/01/21	4,800,446	0.2
9,980,043	KUEHG Corp.. 2017 1st Lien Term Loan, 5.443%, (US0003M + 3.750%), 08/13/22	10,029,944	0.5
2,055,000	LegalZoom.com, Inc. 1st Lien Term Loan, 5.941%, (US0003M + 4.500%), 11/21/24	2,049,862	0.1
1,850,000	NeuStar, Inc. 2nd Lien Term Loan, 9.397%, (US0003M + 8.000%), 08/08/25	1,876,979	0.1
5,977,000	NeuStar, Inc. Term Loan B2, 5.147%, (US0003M + 3.750%), 08/08/24	6,045,484	0.3
6,165,000	Paysafe Group PLC USD 2017 1st Lien Term Loan, 5.194%, (US0003M + 3.500%), 11/29/24	6,163,077	0.3
6,374,025	Peak 10, Inc. 2017 1st Lien Term Loan, 5.193%, (US0003M + 4.000%), 08/01/24	6,395,939	0.3
1,650,000	Peak 10, Inc. 2017 2nd Lien Term Loan, 8.627%, (US0003M + 7.750%), 08/01/25	1,666,500	0.1
2,708,194	Pre-Paid Legal Services, Inc. 1st Lien Term Loan, 6.819%, (US0003M + 5.250%), 07/01/19	2,714,965	0.1
1,000,000	Pre-Paid Legal Services, Inc. 2nd Lien Term Loan, 10.569%, (US0003M + 9.000%), 07/01/20	1,000,000	0.0
11,376,500	Red Ventures, LLC 1st Lien Term Loan, 4.246%, (US0003M + 4.000%), 11/08/24	11,389,299	0.5
1,511,625	Red Ventures, LLC 2nd Lien Term Loan, 9.569%, (US0003M + 8.000%), 11/08/25	1,514,459	0.1
3,050,000	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.125%, (US0003M + 5.500%), 11/16/24	2,929,272	0.1
2,463,825	Sandvine Corporation Term Loan B, 7.319%, (US0003M + 5.750%), 09/21/22	2,374,511	0.1
3,620,339	Solera Holdings, Inc. USD Term Loan B, 4.819%, (US0003M + 3.250%), 03/03/23	3,647,492	0.2
5,760,427	Spin Holdco Inc. 2017 Term Loan B, 5.147%, (US0003M + 3.750%), 11/14/22	5,807,951	0.3
6,330,000	Staples, Inc. 2017 Term Loan B, 5.488%, (US0003M + 4.000%), 09/12/24	6,205,774	0.3
3,009,875	SurveyMonkey Inc. 2017 Term Loan, 6.200%, (US0003M + 4.500%), 04/13/24	3,032,449	0.2
1,291,763	Switch, Ltd. Term Loan B, 3.814%, (US0003M + 2.750%), 06/20/24	1,297,414	0.1
3,031,718	TriMark USA, LLC 2017 1st Lien Term Loan, 4.880%, (US0003M + 3.500%), 09/26/24	3,058,245	0.2
135,684	TriMark USA, LLC Delayed Draw Term Loan, 5.194%, (US0003M + 4.000%), 09/26/24	136,871	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Business Equipment & Services: (continued)
678,680	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 5.319%, (US0003M + 3.750%), 08/25/24	$684,053	0.0
150,000	USS Ultimate Holdings, Inc. 2nd Lien Term Loan, 9.319%, (US0003M + 7.750%), 08/25/25	151,875	0.0
622,271	WASH Multifamily Laundry Systems, LLC 2015 1st Lien Term Loan, 4.819%, (US0003M + 3.250%), 05/14/22	623,243	0.0
108,978	WASH Multifamily Laundry Systems, LLC, Coinamatic Canada Inc. Canadian 1st Lien Term Loan, 4.819%, (US0003M + 3.250%), 05/14/22	109,148	0.0
10,000,000	West Corporation 2017 Term Loan, 5.350%, (US0003M + 4.000%), 10/10/24	10,049,310	0.5
		175,858,608	8.4

	Cable & Satellite Television: 2.7%
7,261,013	CSC Holdings LLC, 3.741%, (US0003M + 2.250%), 07/17/25	7,241,045	0.3
1,691,500	Numericable Group SA USD Term Loan B11, 4.130%, (US0003M + 2.750%), 07/31/25	1,621,726	0.1
11,838,206	Radiate Holdco, LLC 1st Lien Term Loan, 4.569%, (US0003M + 3.000%), 02/01/24	11,764,217	0.6
2,533,002	Telesat Canada Term Loan B4, 4.700%, (US0003M + 3.000%), 11/17/23	2,549,228	0.1
5,000,000	UPC Financing Partnership USD Term Loan AR, 3.977%, (US0003M + 2.500%), 01/15/26	5,003,595	0.2
5,215,000	Virgin Media Bristol LLC 2017 USD Term Loan, 3.977%, (US0003M + 2.500%), 01/15/26	5,221,519	0.3
974,720	WaveDivision Holdings, LLC Term Loan B, 4.140%, (US0003M + 2.750%), 10/15/19	976,547	0.0
13,877,706	WideOpenWest Finance LLC 2017 Term Loan B, 4.751%, (US0003M + 3.250%), 08/18/23	13,734,599	0.7
8,430,000	Ziggo Secured Finance Partnership USD Term Loan E, 3.977%, (US0003M + 2.500%), 04/15/25	8,375,053	0.4
		56,487,529	2.7

	Chemicals: 0.1%
2,727,661	HB Fuller - Term Loan B 1st Lien, 3.751%, (US0003M + 2.250%), 10/20/24	2,740,541	0.1

	Chemicals & Plastics: 3.8%
1,478,528	A. Schulman, Inc. USD Term Loan B, 4.664%, (US0003M + 3.250%), 06/01/22	1,492,389	0.1
3,568,567	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 4.712%, (US0003M + 3.250%), 09/13/23	3,597,562	0.2
2,688,524	Allnex USA, Inc. USD Term Loan B3, 4.712%, (US0003M + 3.250%), 09/13/23	2,710,368	0.1
5,169,025	Alpha 3 B.V. 2017 Term Loan B1, 4.333%, (US0003M + 3.000%), 01/31/24	5,208,599	0.2
8,225,000	Avantor, Inc. 2017 1st Lien Term Loan, 5.511%, (US0003M + 4.000%), 11/21/24	8,272,738	0.4
4,002,732	Colouroz Investment 1, GMBH USD 1st Lien Term Loan B2, 4.365%, (US0003M + 3.000%), 09/07/21	3,515,732	0.2
661,698	Colouroz Investment 1, GMBH USD Term Loan C, 4.365%, (US0003M + 3.000%), 09/07/21	578,986	0.0
589,138	Colouroz Investment 2 LLC USD 2nd Lien Term Loan B2, 8.615%, (US0003M + 7.250%), 09/06/22	453,636	0.0
4,285,000	Diamond (BC) B.V. USD Term Loan, 4.423%, (US0003M + 3.000%), 09/06/24	4,302,461	0.2
4,006,642	Emerald Performance Materials, LLC New 1st Lien Term Loan, 5.069%, (US0001M + 3.500%), 08/01/21	4,042,701	0.2
183,848	Emerald Performance Materials, LLC New 2nd Lien Term Loan, 9.319%, (US0001M + 7.750%), 08/01/22	183,924	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Chemicals & Plastics: (continued)
2,478,576	Encapsys, LLC 1st Lien Term Loan, 4.819%, (US0003M + 3.250%), 11/07/24	$2,492,002	0.1
7,352,322	Ineos Styrolution Group GmbH USD 2017 Term Loan, 3.693%, (US0003M + 2.000%), 03/30/24	7,371,210	0.4
3,230,000	Ineos US Finance LLC 2017 USD Term Loan B, 3.694%, (US0003M + 2.000%), 03/31/24	3,238,298	0.2
3,990,000	Klockner-Pentaplast of America, Inc. USD 2017 Term Loan B2, 5.943%, (US0003M + 4.250%), 06/30/22	4,038,004	0.2
2,524,363	KMG Chemicals Inc. Term Loan B, 4.319%, (US0003M + 4.250%), 06/15/24	2,536,985	0.1
4,786,244	Kraton Polymers, LLC 2017 USD Term Loan, 4.569%, (US0003M + 3.000%), 01/06/22	4,841,884	0.2
3,452,709	MacDermid, Inc. USD Term Loan B6, 4.569%, (US0003M + 3.000%), 06/07/23	3,476,139	0.2
1,047,980	Orion Engineered Carbons GmbH 2017 USD Term Loan B, 4.193%, (US0003M + 2.500%), 07/25/24	1,052,565	0.0
3,406,401	PQ Corporation 2017 USD Term Loan, 4.630%, (US0003M + 3.250%), 11/04/22	3,438,867	0.2
892,763	Trinseo Materials Operating S.C.A. 2017 Term Loan, 4.069%, (US0003M + 2.500%), 09/06/24	901,551	0.0
2,167,674	Tronox Blocked Borrower LLC Term Loan B, 4.693%, (US0003M + 3.000%), 09/22/24	2,183,544	0.1
5,002,326	Tronox Finance LLC Term Loan B, 4.693%, (US0003M + 3.000%), 09/22/24	5,038,948	0.2
3,426,394	Univar Inc. 2017 USD Term Loan B, 4.069%, (US0003M + 2.500%), 07/01/24	3,443,526	0.2
1,256,850	Venator Materials Corporation Term Loan B, 4.380%, (US0003M + 3.000%), 08/08/24	1,265,884	0.1
		79,678,503	3.8

	Clothing/Textiles: 0.3%
6,775,000	Varsity Brands, Inc. 2017 Term Loan B, 5.194%, (US0003M + 3.500%), 12/15/24	6,820,731	0.3
169,663	Vince, LLC Term Loan B, 8.397%, (US0003M + 7.000%), 11/27/19	148,455	0.0
		6,969,186	0.3

	Conglomerates: 0.1%
1,496,829	Jason Incorporated 1st Lien Term Loan, 6.193%, (US0003M + 4.500%), 06/30/21	1,466,269	0.1
399,955	Jason Incorporated 2nd Lien Term Loan, 9.693%, (US0003M + 8.000%), 06/30/22	363,126	0.0
		1,829,395	0.1

	Containers & Glass Products: 3.9%
3,830,750	Albea Beauty Holdings S.A USD 1st Lien Term Loan, 5.407%, (US0003M + 3.750%), 03/09/24	3,864,269	0.2
450,000	Berlin Packaging LLC 2014 2nd Lien Term Loan, 8.120%, (US0003M + 6.750%), 10/01/22	455,062	0.0
8,146,087	Berlin Packaging LLC 2017 Term Loan B, 4.774%, (US0003M + 3.250%), 10/01/21	8,206,165	0.4
5,848,285	Berry Plastics Group, Inc. Term Loan M, 3.765%, (US0003M + 2.250%), 10/01/22	5,877,527	0.3
1,000,000	Berry Plastics Group, Inc. Term Loan P, 3.406%, (US0003M + 2.000%), 01/06/21	1,004,375	0.0
1,965,125	BWAY Holding Company 2017 Term Loan B, 4.599%, (US0003M + 3.250%), 04/03/24	1,975,872	0.1
1,486,275	Consolidated Container Company LLC 2017 1st Lien Term Loan, 5.069%, (US0003M + 3.500%), 05/22/24	1,495,873	0.1
5,944,180	Flex Acquisition Company, Inc. 1st Lien Term Loan, 4.335%, (US0003M + 3.000%), 12/29/23	5,983,810	0.3
5,224,812	Husky Injection Molding Systems Ltd. New Term Loan B, 4.819%, (US0003M + 3.250%), 06/30/21	5,258,920	0.3
4,031,781	Milacron LLC Amended Term Loan B, 4.319%, (US0003M + 2.750%), 09/28/23	4,039,341	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Containers & Glass Products: (continued)
1,720,688	Plastipak Packaging, Inc. Term Loan B, 4.450%, (US0003M + 2.750%), 10/14/24	$1,732,875	0.1
5,314,228	Proampac PG Borrower LLC First Lien Term Loan, 4.954%, (US0003M + 4.000%), 11/18/23	5,365,712	0.3
660,000	Proampac PG Borrower LLC Second Lien Term Loan, 9.936%, (US0003M + 8.500%), 11/18/24	669,900	0.0
16,440,486	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.319%, (US0003M + 3.000%), 02/05/23	16,539,539	0.8
4,970,000	Ring Container Technologies Group, LLC 1st Lien Term Loan, 4.319%, (US0003M + 2.750%), 10/31/24	4,985,531	0.2
8,990,999	SIG Combibloc Group AG, 4.569%, (US0001M + 3.000%), 03/13/22	9,044,388	0.4
1,715,000	Tekni-Plex, Inc. 2017 USD Term Loan B1, 4.673%, (US0003M + 3.250%), 10/17/24	1,726,254	0.1
296,745	TricorBraun Holdings, Inc. First Lien Delayed Draw Term Loan, 5.397%, (US0003M + 3.750%), 11/30/23	296,621	0.0
2,937,771	TricorBraun Holdings, Inc. First Lien Term Loan, 5.443%, (US0003M + 3.750%), 11/30/23	2,936,546	0.1
		81,458,580	3.9

	Cosmetics/Toiletries: 0.2%
3,118,808	Revlon Consumer Products Corporation 2016 Term Loan B, 5.069%, (US0003M + 3.500%), 09/07/23	2,344,954	0.1
2,552,175	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.443%, (US0003M + 4.750%), 06/30/24	2,576,632	0.1
		4,921,586	0.2

	Drugs: 0.9%
886,973	Akorn, Inc. Term Loan B, 5.875%, (US0003M + 4.250%), 04/16/21	891,408	0.0
4,676,175	Alvogen Pharma US, Inc. Term Loan, 6.570%, (US0003M + 5.000%), 04/02/22	4,646,949	0.2
3,766,338	Amneal Pharmaceuticals LLC New Term Loan, 5.193%, (US0003M + 3.500%), 11/01/19	3,789,095	0.2
7,462,500	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 5.875%, (US0003M + 4.250%), 04/29/24	7,519,133	0.3
1,432,800	Horizon Pharma, Inc. 2017 1st Lien Term Loan, 4.750%, (US0003M + 3.250%), 03/29/24	1,440,561	0.1
1,374,156	Prestige Brands, Inc. Term Loan B5, 4.319%, (US0003M + 2.750%), 01/26/24	1,384,584	0.1
		19,671,730	0.9

	Ecological Services & Equipment: 0.8%
3,601,628	4L Holdings, LLC 1st Lien Term Loan, 6.069%, (US0003M + 4.500%), 05/08/20	2,710,225	0.1
9,193,186	Ads Waste Hldgs Inc Term Loan, 3.739%, (US0003M + 2.250%), 11/10/23	9,230,943	0.5
4,900,000	Wrangler Buyer Corp. Term Loan B, 4.569%, (US0003M + 3.000%), 09/27/24	4,937,627	0.2
		16,878,795	0.8

	Electronics/Electrical: 12.2%
1,560,000	ABC Financial Services, Inc. Term Loan B, 5.944%, (US0003M + 4.250%), 12/13/24	1,563,900	0.1
5,052,863	Aptean, Inc. 2017 1st Lien Term Loan, 5.950%, (US0003M + 4.250%), 12/20/22	5,099,183	0.2
3,306,713	ASG Technologies Group, Inc. Term Loan, 6.319%, (US0003M + 4.750%), 07/31/24	3,335,646	0.2
5,876,045	Avast Software B.V. USD 2017 Term Loan B, 4.443%, (US0003M + 2.750%), 09/30/23	5,923,265	0.3
11,080,247	BMC Software Finance, Inc. 2017 USD Term Loan, 4.819%, (US0003M + 4.000%), 09/13/22	11,115,737	0.5
11,553,212	Compuware Corporation Term Loan B3, 5.630%, (US0003M + 4.250%), 12/15/21	11,701,231	0.6
14,459,203	Dell Inc. 2017 1st Lien Term Loan, 3.570%, (US0003M + 2.000%), 09/07/23	14,467,575	0.7
9,454,274	Epicor Software Corporation 1st Lien Term Loan, 5.320%, (US0003M + 3.750%), 06/01/22	9,482,836	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
6,319,611	Evergreen Skills Lux S A R L, SkillSoft Corporation 1st Lien Term Loan, 6.319%, (US0003M + 4.750%), 04/28/21	$6,097,294	0.3
2,164,575	Exact Merger Sub LLC 1st Lien Term Loan, 5.943%, (US0003M + 4.250%), 09/27/24	2,187,574	0.1
3,197,342	Eze Castle Software Inc. 2017 1st Lien Term Loan, 4.638%, (US0003M + 3.000%), 04/06/20	3,215,992	0.2
1,428,261	Eze Castle Software Inc. New 2nd Lien Term Loan, 8.193%, (US0003M + 6.500%), 04/05/21	1,431,831	0.1
10,187,746	Go Daddy Operating Company, LLC 2017 Repriced Term Loan, 3.819%, (US0003M + 2.250%), 02/15/24	10,228,782	0.5
4,821,422	Greeneden U.S. Holdings II, LLC USD 2017 Term Loan B2, 5.443%, (US0003M + 3.750%), 12/01/23	4,854,998	0.2
10,971,290	Hyland Software, Inc. 2017 1st Lien Term Loan, 4.819%, (US0003M + 3.250%), 07/01/22	11,056,998	0.5
1,220,775	Infor (US), Inc. Term Loan B6, 4.443%, (US0003M + 2.750%), 02/01/22	1,225,353	0.1
5,634,204	Informatica Corporation USD Term Loan, 5.193%, (US0003M + 3.500%), 08/05/22	5,656,842	0.3
10,981,789	Kronos Incorporated 2017 Term Loan B, 4.903%, (US0003M + 3.500%), 11/01/23	11,067,294	0.5
2,940,000	Lully Finance LLC USD Term Loan B3, 5.069%, (US0001M + 3.500%), 10/14/22	2,954,700	0.1
5,308,374	M/A-COM Technology Solutions Holdings, Inc. 2017 Add on Term Loan, 3.802%, (US0003M + 2.250%), 05/17/24	5,307,270	0.2
1,186,600	MA FinanceCo., LLC USD Term Loan B3, 4.319%, (US0001M + 2.750%), 06/21/24	1,191,346	0.1
902,118	MaxLinear, Inc. Term Loan B, 3.977%, (US0003M + 2.500%), 05/12/24	907,756	0.0
1,460,000	McAfee, LLC 2017 2nd Lien Term Loan, 10.069%, (US0003M + 8.500%), 09/29/25	1,467,300	0.1
12,291,069	McAfee, LLC 2017 USD Term Loan B, 6.069%, (US0003M + 4.500%), 09/30/24	12,268,023	0.6
10,426,105	MH Sub I, LLC 2017 1st Lien Term Loan, 5.338%, (US0003M + 3.750%), 09/13/24	10,466,131	0.5
2,540,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.088%, (US0003M + 7.500%), 09/15/25	2,557,462	0.1
3,106,494	Microsemi Corporation 2017 1st Lien Term Loan B, 3.383%, (US0003M + 2.000%), 01/15/23	3,122,673	0.1
2,011,563	Navico, Inc. 1st Lien Term Loan, 7.319%, (US0003M + 5.750%), 03/31/23	2,029,164	0.1
2,664,841	ON Semiconductor Corporation 2017 1st Lien Term Loan, 3.569%, (US0003M + 2.000%), 03/31/23	2,680,665	0.1
1,884,659	Optiv Security, Inc. 1st Lien Term Loan, 4.625%, (US0003M + 3.250%), 02/01/24	1,773,149	0.1
8,614,421	Quest Software US Holdings Inc. 2017 Term Loan B, 6.919%, (US0003M + 5.500%), 10/31/22	8,764,096	0.4
11,428,837	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.385%, (US0003M + 3.000%), 11/03/23	11,441,535	0.5
9,018,628	Riverbed Technology, Inc. 2016 Term Loan, 4.820%, (US0003M + 3.250%), 04/24/22	8,884,755	0.4
3,940,165	Rovi Solutions Corporation Term Loan B, 4.070%, (US0003M + 2.500%), 07/02/21	3,969,716	0.2
8,813,481	RP Crown Parent LLC Term Loan B, 4.569%, (US0003M + 3.500%), 10/12/23	8,860,298	0.4
8,013,400	Seattle Spinco, Inc. USD Term Loan B3, 4.319%, (US0003M + 2.750%), 06/21/24	8,044,316	0.4
10,407,115	SolarWinds Holdings, Inc. 2017 Term Loan, 5.069%, (US0003M + 3.500%), 02/05/23	10,457,850	0.5
5,380,135	SS&C Technologies Inc. 2017 Term Loan B1, 3.819%, (US0003M + 2.250%), 07/08/22	5,419,647	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
101,043	SS&C Technologies Inc. 2017 Term Loan B2, 3.819%, (US0003M + 2.250%), 07/08/22	$101,801	0.0
3,465,000	Tessera Hldg Corp Term Loan B, 4.819%, (US0003M + 3.250%), 12/01/23	3,496,764	0.2
3,591,000	TTM Technologies, Inc. 2017 Term Loan, 4.069%, (US0003M + 2.500%), 09/28/24	3,603,346	0.2
9,191,208	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.193%, (US0003M + 4.500%), 01/27/23	9,228,543	0.4
8,429,272	Western Digital Corporation 2017 Term Loan B, 3.569%, (US0003M + 2.000%), 04/29/23	8,473,171	0.4
		257,183,808	12.2

	Equipment Leasing: 0.1%
3,115,584	Brand Energy & Infrastructure Services, Inc. 2017 Term Loan, 5.615%, (US0003M + 4.250%), 06/21/24	3,131,377	0.1

	Financial Intermediaries: 1.6%
1,715,800	Blucora, Inc. 2017 Term Loan B, 4.693%, (US0003M + 3.000%), 05/22/24	1,725,451	0.1
4,110,000	Duff & Phelps Corporation 2017 1st Lien Term Loan, 4.943%, (US0003M + 3.250%), 10/14/24	4,156,238	0.2
6,590,000	Duff & Phelps Corporation 2017 Term Loan B, 4.944%, (US0003M + 3.500%), 11/29/24	6,624,321	0.3
1,650,000	Edelman Financial Group, The 2017 Term Loan B, 5.653%, (US0003M + 4.250%), 11/11/24	1,666,500	0.1
3,344,000	FinCo I LLC 2017 Term Loan B, 2.750%, (US0003M + 2.750%), 06/14/22	3,387,890	0.1
6,877,937	First Eagle Holdings, Inc. 2017 1st Lien Term Loan B, 4.693%, (US0003M + 3.000%), 12/01/22	6,972,543	0.3
1,286,775	Focus Financial Partners, LLC 1st Lien Term Loan, 4.943%, (US0003M + 3.250%), 07/03/24	1,298,839	0.1
7,611,798	LPL Holdings, Inc. 2017 1st Lien Term Loan B, 3.810%, (US0003M + 2.250%), 09/23/24	7,640,342	0.4
		33,472,124	1.6

	Food Products: 1.7%
2,650,000	American Seafoods Group LLC 2017 1st Lien Term Loan, 4.793%, (US0003M + 3.250%), 08/21/23	2,683,125	0.1
2,244,375	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.392%, (US0003M + 4.000%), 07/07/24	2,262,611	0.1
6,044,208	Atrium Innovations Inc. USD Term Loan, 4.943%, (US0003M + 3.250%), 02/13/21	6,068,131	0.3
1,966,323	CSM Bakery Solutions LLC 1st Lien Term Loan, 5.340%, (US0003M + 4.000%), 07/03/20	1,944,202	0.1
3,623,908	Del Monte Foods, Inc. 1st Lien Term Loan, 4.701%, (US0003M + 3.250%), 02/18/21	2,917,246	0.1
450,000	Del Monte Foods, Inc. 2nd Lien Term Loan, 9.064%, (US0003M + 7.250%), 08/18/21	217,125	0.0
4,414,899	Dole Food Company Inc. 2017 Term Loan B, 4.240%, (US0003M + 2.750%), 04/06/24	4,431,110	0.2
6,319,247	Hostess Brands, LLC 2017 Repriced Term Loan, 3.819%, (US0003M + 2.250%), 08/03/22	6,333,731	0.3
5,451,288	JBS USA, LLC 2017 Term Loan B, 4.100%, (US0003M + 2.500%), 10/30/22	5,359,978	0.3
2,776,050	NPC International, Inc. 1st Lien Term Loan, 5.052%, (US0003M + 3.500%), 04/19/24	2,803,810	0.1
970,000	NPC International, Inc. 2nd Lien Term Loan, 9.052%, (US0003M + 7.500%), 04/18/25	994,250	0.1
		36,015,319	1.7

	Food Service: 1.6%
9,638,643	1011778 B.C. Unlimited Liability Company Term Loan B3, 3.868%, (US0003M + 2.250%), 02/16/24	9,649,187	0.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Food Service: (continued)
5,634,064	CEC Entertainment Concepts, L.P. Term Loan, 4.819%, (US0003M + 3.000%), 02/14/21	$5,327,008	0.2
9,569,675	Golden Nugget, Inc. 2017 Incremental Term Loan, 4.770%, (US0003M + 3.250%), 10/04/23	9,652,557	0.5
1,964,359	Manitowoc Foodservice, Inc. Term Loan B, 4.319%, (US0003M + 3.000%), 03/03/23	1,987,686	0.1
6,609,387	US Foods, Inc. 2016 Term Loan B, 4.069%, (US0003M + 2.750%), 06/27/23	6,661,020	0.3
		33,277,458	1.6

	Food/Drug Retailers: 2.1%
9,378,437	Albertsons, LLC USD 2017 Term Loan B4, 4.319%, (US0001M + 2.750%), 08/25/21	9,206,108	0.5
3,989,975	Albertsons, LLC USD 2017 Term Loan B6, 4.462%, (US0003M + 3.000%), 06/22/23	3,914,664	0.2
7,186,988	Alphabet Holding Company, Inc. 2017 1st Lien Term Loan, 5.069%, (US0003M + 3.500%), 09/26/24	6,989,345	0.3
1,955,000	Alphabet Holding Company, Inc. 2017 2nd Lien Term Loan, 9.319%, (US0003M + 7.750%), 09/26/25	1,818,150	0.1
6,464,812	Moran Foods LLC Term Loan, 7.569%, (US0003M + 6.000%), 12/05/23	5,236,498	0.3
2,418,750	Portillos Holdings, LLC 1st Lien Term Loan, 6.193%, (US0003M + 4.500%), 08/02/21	2,427,820	0.1
7,100,000	Smart & Final Stores LLC 1st Lien Term Loan, 5.193%, (US0003M + 3.500%), 11/15/22	6,966,875	0.3
2,835,145	Supervalu Inc. 2017 Delayed Draw Term Loan, 5.069%, (US0003M + 3.500%), 06/08/24	2,756,470	0.1
4,725,242	Supervalu Inc. 2017 Term Loan B, 5.069%, (US0003M + 3.500%), 06/08/24	4,594,117	0.2
		43,910,047	2.1

	Forest Products: 0.2%
3,315,000	Blount International Inc. USD 2017 Term Loan B, 5.611%, (US0003M + 4.250%), 04/12/23	3,354,366	0.2

	Health Care: 10.1%
8,132,772	Acadia Healthcare Company, Inc. Term Loan B2, 4.142%, (US0001M + 2.750%), 02/16/23	8,186,993	0.4
1,529,315	ADMI Corp. 2015 Term Loan B, 5.195%, (US0003M + 3.750%), 04/30/22	1,545,564	0.1
9,254,811	Air Medical Group Holdings, Inc. Term Loan B, 4.943%, (US0001M + 3.250%), 04/28/22	9,229,194	0.4
3,237,071	Air Methods Corporation 2017 Term Loan B, 5.193%, (US0003M + 3.500%), 04/21/24	3,238,589	0.2
5,068,550	Albany Molecular Research, Inc. 2017 1st Lien Term Loan, 4.819%, (US0003M + 3.750%), 08/30/24	5,017,865	0.2
5,130,501	ATI Holdings Acquisition, Inc. 2016 Term Loan, 4.847%, (US0003M + 3.500%), 05/10/23	5,181,806	0.2
5,854,930	Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 4.693%, (US0003M + 3.000%), 01/17/22	5,913,479	0.3
2,581,031	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 4.943%, (US0003M + 4.000%), 09/01/24	2,583,452	0.1
3,280,521	Catalent Pharma Solutions Inc. USD Term Loan B, 3.819%, (US0001M + 2.750%), 05/20/21	3,298,974	0.2
1,250,000	Cdrh Parent, Inc. Second Lien, 9.343%, (US0003M + 8.000%), 07/01/22	800,000	0.0
11,413,750	Change Healthcare Holdings, Inc. 2017 Term Loan B, 4.319%, (US0001M + 2.750%), 03/01/24	11,444,955	0.5
3,000,000	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.694%, (US0003M + 3.000%), 06/07/23	3,023,436	0.1
8,198,776	CHG Healthcare Services Inc. 2017 Term Loan B, 4.630%, (US0003M + 3.250%), 06/07/23	8,258,562	0.4
990,025	Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 4.943%, (US0003M + 3.250%), 06/28/24	994,356	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Health Care: (continued)
5,555,144	Community Health Systems, Inc. Term Loan H, 4.479%, (US0003M + 3.000%), 01/27/21	$5,306,318	0.3
1,258,254	Concentra Inc. 1st Lien Term Loan, 4.491%, (US0003M + 3.000%), 06/01/22	1,270,821	0.1
5,108,179	Cotiviti Corporation Term Loan B, 4.200%, (US0003M + 2.500%), 09/28/23	5,149,683	0.2
3,700,000	Davis Vision Incorporated 1st Lien Term Loan B, 4.490%, (US0003M + 3.500%), 11/01/24	3,737,000	0.2
1,010,000	Davis Vision Incorporated 2nd Lien Term Loan B, 8.240%, (US0003M + 6.750%), 11/03/25	1,022,625	0.0
1,670,000	Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.194%, (US0003M + 4.500%), 12/12/24	1,687,744	0.1
1,809,965	DJO Finance LLC 2015 Term Loan, 4.701%, (US0003M + 3.250%), 06/08/20	1,789,150	0.1
5,737,013	Envision Healthcare Corp Term Loan B, 4.570%, (US0003M + 3.000%), 12/01/23	5,758,526	0.3
4,281,831	ExamWorks Group, Inc. 2017 Term Loan, 4.819%, (US0003M + 3.250%), 07/27/23	4,316,621	0.2
2,547,377	Greenway Health, LLC 2017 1st Lien Term Loan, 5.940%, (US0003M + 4.250%), 02/14/24	2,560,114	0.1
15,175,325	Grifols Worldwide Operations USA, Inc. 2017 Acquisition Term Loan, 3.739%, (US0003M + 2.250%), 01/31/25	15,228,287	0.7
3,875,000	INC Research, LLC 2017 Term Loan B, 3.819%, (US0003M + 2.250%), 08/01/24	3,886,141	0.2
8,279,528	Jaguar Holding Company II 2017 Term Loan, 4.384%, (US0003M + 2.750%), 08/18/22	8,304,888	0.4
2,468,809	Kinetic Concepts, Inc. 2017 USD Term Loan B, 4.943%, (US0003M + 3.250%), 02/02/24	2,461,712	0.1
6,056,936	MPH Acquisition Holdings LLC 2016 Term Loan B, 4.693%, (US0003M + 3.000%), 06/07/23	6,076,337	0.3
9,044,464	NVA Holdings, Inc. USD 1st Lien Term Loan B2, 5.193%, (US0003M + 3.500%), 08/14/21	9,127,374	0.4
4,269,461	Onex TSG Holdings II Corp. 1st Lien Term Loan, 5.569%, (US0003M + 4.000%), 07/31/22	4,200,082	0.2
9,426,375	Parexel International Corporation Term Loan B, 4.569%, (US0003M + 3.000%), 09/27/24	9,481,359	0.5
3,315,000	PharMerica Corporation 1st Lien Term Loan, 4.903%, (US0003M + 3.500%), 12/06/24	3,335,304	0.2
3,780,732	Precyse Acquisition Corp, nThrive, Inc. 2016 1st Lien Term Loan, 6.069%, (US0003M + 4.500%), 10/20/22	3,795,696	0.2
2,257,200	Press Ganey Holdings, Inc. 2017 1st Lien Term Loan, 4.569%, (US0003M + 3.000%), 10/23/23	2,269,897	0.1
151,497	Press Ganey Holdings, Inc. 2nd Lien Term Loan, 8.069%, (US0003M + 7.250%), 10/21/24	153,391	0.0
2,451,275	Prospect Medical Holdings, Inc. Term Loan, 7.500%, (US0003M + 6.000%), 06/30/22	2,492,641	0.1
5,198,875	Select Medical Corporation 2017 Term Loan B, 4.856%, (US0003M + 3.500%), 03/01/21	5,262,239	0.2
10,290,546	Sotera Health Holdings, LLC 2017 Term Loan B, 4.569%, (US0003M + 3.000%), 05/15/22	10,305,549	0.5
4,578,525	Surgery Center Holdings, Inc. 2017 Term Loan B, 4.820%, (US0003M + 3.250%), 09/02/24	4,534,649	0.2
4,764,000	Team Health Holdings, Inc. 1st Lien Term Loan, 4.319%, (US0003M + 2.750%), 02/06/24	4,650,855	0.2
1,502,450	Tecomet Inc. 2017 Repriced Term Loan, 5.136%, (US0003M + 3.750%), 05/01/24	1,519,353	0.1
2,198,950	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 4.819%, (US0003M + 3.250%), 06/23/24	2,207,196	0.1
7,598,693	U.S. Renal Care, Inc. 2015 Term Loan B, 5.943%, (US0003M + 4.250%), 12/31/22	7,505,610	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Health Care: (continued)
1,156,838	Valeant Pharmaceuticals International, Inc. Term Loan B Series F4, 4.940%, (US0003M + 3.500%), 04/01/22	$1,175,429	0.1
3,787,497	Vizient, Inc. 1st Lien Term Loan B, 5.069%, (US0003M + 3.500%), 02/13/23	3,806,828	0.2
		213,096,644	10.1

	Home Furnishings: 0.8%
6,992,126	Apollo Security Services Borrower, LLC 2016 1st Lien Term Loan, 4.319%, (US0003M + 2.750%), 05/02/22	7,050,189	0.3
2,528,663	Global Appliance Inc. Term Loan B, 5.570%, (US0003M + 4.000%), 09/29/24	2,574,432	0.1
3,645,812	Hillman Group Inc. (The) Term Loan B, 5.193%, (US0003M + 3.500%), 06/30/21	3,676,954	0.2
3,935,050	Serta Simmons Bedding, LLC 1st Lien Term Loan, 4.848%, (US0003M + 3.500%), 11/08/23	3,620,246	0.2
		16,921,821	0.8

	Industrial Equipment: 2.2%
1,521,188	Accudyne Industries, LLC 2017 Term Loan, 5.319%, (US0003M + 3.750%), 08/16/24	1,532,359	0.1
2,498,969	Apex Tool Group, LLC Term Loan B, 4.819%, (US0001M + 3.250%), 01/31/20	2,496,625	0.1
205,566	CeramTec Acquisition Corporation USD Term Loan B2, 4.229%, (US0003M + 2.750%), 08/30/20	205,759	0.0
3,733,994	Columbus McKinnon Corporation Term Loan B, 4.333%, (US0003M + 3.000%), 01/31/24	3,769,001	0.2
8,536,315	Cortes NP Acquisition Corporation 2017 Term Loan B, 5.350%, (US0003M + 4.000%), 11/30/23	8,549,649	0.4
2,526,902	EWT Holdings III Corp. 1st Lien Term Loan, 4.693%, (US0003M + 3.750%), 01/15/21	2,547,433	0.1
1,960,000	ExGen Renewables IV, LLC Term Loan B, 4.468%, (US0003M + 3.000%), 11/28/24	1,984,500	0.1
1,601,142	Faenza Acquisition GmbH USD Term Loan B1, 4.229%, (US0003M + 2.750%), 08/30/20	1,602,644	0.1
490,306	Faenza Acquisition GmbH USD Term Loan B3, 4.229%, (US0003M + 2.750%), 08/30/20	490,766	0.0
5,342,738	Filtration Group Corporation 1st Lien Term Loan, 4.380%, (US0003M + 3.000%), 11/21/20	5,397,598	0.3
5,541,908	Gardner Denver, Inc. 2017 USD Term Loan B, 4.443%, (US0003M + 2.750%), 07/30/24	5,564,436	0.3
1,333,125	Global Brass & Copper, Inc. 2016 Term Loan B, 4.875%, (US0003M + 3.250%), 07/18/23	1,346,456	0.1
2,447,283	Kenan Advantage Group, Inc. 2015 Term Loan, 4.569%, (US0003M + 3.000%), 07/31/22	2,455,697	0.1
744,172	Kenan Advantage Group, Inc. CAD Term Loan B, 4.569%, (US0003M + 3.000%), 07/31/22	746,730	0.0
574,707	MKS Instruments, Inc. 2017 Term Loan B2, 3.489%, (US0003M + 2.250%), 05/01/23	580,813	0.0
2,358,679	Rexnord LLC 2017 Term Loan B, 3.802%, (US0003M + 2.250%), 08/21/24	2,369,840	0.1
2,658,338	Robertshaw US Holding Corp 1st Lien Term Loan, 6.125%, (US0003M + 4.500%), 08/10/24	2,681,598	0.1
1,050,000	Robertshaw US Holding Corp 2nd Lien Term Loan, 10.500%, (US0003M + 9.000%), 02/10/25	1,047,375	0.0
1,937,551	Signode Industrial Group US, Inc. Term Loan B, 4.379%, (US0003M + 2.750%), 05/04/21	1,947,239	0.1
		47,316,518	2.2

	Insurance: 5.2%
13,773,723	Acrisure, LLC 2017 Term Loan B, 5.647%, (US0003M + 4.250%), 11/22/23	13,945,895	0.7
9,782,166	Alliant Holdings I, Inc. 2015 Term Loan B, 4.802%, (US0003M + 3.250%), 08/12/22	9,844,439	0.5
500,000	AmWINS Group Inc Second Lien, 8.319%, (US0003M + 6.750%), 01/25/25	505,312	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Insurance: (continued)
5,742,000	AmWINS Group, Inc. 2017 Term Loan B, 4.279%, (US0001M + 2.750%), 01/25/24	$5,770,262	0.3
6,513,675	Applied Systems, Inc. 2017 1st Lien Term Loan, 4.943%, (US0003M + 3.250%), 09/19/24	6,589,214	0.3
1,120,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 8.693%, (US0003M + 7.000%), 09/19/25	1,161,651	0.0
9,567,376	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.069%, (US0003M + 3.500%), 10/22/24	9,640,624	0.5
7,681,400	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.570%, (US0003M + 3.000%), 04/27/24	7,706,203	0.4
300,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 8.319%, (US0003M + 6.750%), 04/27/25	307,375	0.0
5,088,610	CH Hold Corp. 1st Lien Term Loan, 4.569%, (US0003M + 3.000%), 02/01/24	5,126,774	0.2
12,483,104	Hub International Limited Term Loan B, 4.413%, (US0003M + 3.000%), 10/02/20	12,553,347	0.6
7,724,481	NFP Corp. Term Loan B, 5.069%, (US0003M + 3.500%), 01/08/24	7,780,005	0.4
3,000,000	Sedgwick Claims Management Services, Inc. 2017 1st Lien Term Loan, 4.444%, (US0003M + 2.750%), 02/26/21	3,004,500	0.1
1,045,000	Sedgwick Claims Management Services, Inc. 2017 2nd Lien Term Loan, 7.444%, (US0003M + 5.750%), 02/28/22	1,052,837	0.0
1,000,000	Sedgwick Claims Management Services, Inc. Incremental 2nd Lien Term Loan, 7.229%, (US0003M + 5.750%), 02/28/22	1,007,188	0.0
9,879,798	Sedgwick, Inc. 1st Lien Term Loan, 4.319%, (US0003M + 2.750%), 03/01/21	9,883,503	0.5
1,500,000	Sedgwick, Inc. 2nd Lien Term Loan, 7.319%, (US0003M + 5.750%), 02/28/22	1,509,375	0.1
5,386,500	USI, Inc. 2017 Repriced Term Loan, 4.693%, (US0003M + 3.000%), 05/16/24	5,390,987	0.3
5,834,928	VF Holding Corp Reprice Term Loan, 4.819%, (US0003M + 3.250%), 06/30/23	5,883,247	0.3
		108,662,738	5.2

	Leisure Good/Activities/Movies: 3.4%
9,226,541	24 Hour Fitness Worldwide, Inc. New Term Loan B, 5.443%, (US0003M + 3.750%), 05/28/21	9,239,994	0.4
6,783,725	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.943%, (US0003M + 3.250%), 09/18/24	6,820,065	0.3
7,110,779	Delta 2 (LUX) S.a.r.l. USD Term Loan B3, 4.569%, (US0006M + 3.000%), 02/01/24	7,160,405	0.3
8,358,000	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.569%, (US0003M + 3.000%), 03/08/24	8,446,804	0.4
530,000	Equinox Holdings, Inc. 2017 2nd Lien Term Loan, 8.569%, (US0003M + 7.000%), 09/06/24	548,108	0.0
10,773,003	Fitness International, LLC Term Loan B, 5.193%, (US0003M + 3.250%), 07/01/20	10,930,106	0.5
5,664,056	Kingpin Intermediate Holdings LLC 2017 1st Lien Term Loan B, 5.730%, (US0003M + 4.250%), 06/28/24	5,727,635	0.3
7,202,076	LTF Merger Sub, Inc. 2017 Term Loan B, 4.229%, (US0003M + 2.750%), 06/10/22	7,233,585	0.4
1,503,530	NEP/NCP Holdco, Inc. 2017 2nd Lien Term Loan, 8.432%, (US0003M + 7.000%), 01/23/23	1,518,565	0.1
5,055,359	NEP/NCP Holdco, Inc. Incremental Term Loan, 4.819%, (US0003M + 3.250%), 07/21/22	5,077,477	0.3
3,664,943	SRAM, LLC 2017 Incremental Term Loan, 4.691%, (US0003M + 3.250%), 03/15/24	3,697,011	0.2
2,895,725	UFC Holdings, LLC 1st Lien Term Loan, 4.810%, (US0003M + 3.250%), 08/18/23	2,914,049	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Leisure Good/Activities/Movies: (continued)
1,560,000		Winnebago Industries, Inc. Term Loan, 5.996%, (US0003M + 4.500%), 11/08/23	$1,581,450	0.1
			70,895,254	3.4

		Lodging & Casinos: 4.0%
13,091,236		Amaya Holdings B.V. Repriced Term Loan B, 5.193%, (US0003M + 3.500%), 08/01/21	13,180,426	0.6
885,550		Belmond Interfin Ltd. Dollar Term Loan, 4.319%, (US0003M + 2.750%), 07/03/24	887,488	0.0
13,925,000		Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 4.336%, (US0003M + 2.750%), 12/22/24	13,999,847	0.7
1,675,000		CBAC Borrower, LLC 2017 Term Loan B, 5.350%, (US0003M + 4.000%), 06/28/24	1,693,844	0.1
4,228,750		CityCenter Holdings, LLC 2017 Term Loan B, 4.069%, (US0003M + 2.500%), 04/18/24	4,253,196	0.2
2,497,447		Eldorado Resorts LLC 2017 Term Loan B, 3.769%, (US0003M + 2.250%), 04/17/24	2,502,912	0.1
3,545,282		ESH Hospitality, Inc. 2017 Term Loan B, 3.819%, (US0003M + 2.250%), 08/30/23	3,559,683	0.2
303,571		Everi Payments Inc. 2017 Term Loan B, 5.194%, (US0003M + 3.500%), 05/09/24	307,063	0.0
4,223,775		Everi Payments Inc. Term Loan B, 4.979%, (US0003M + 3.500%), 05/09/24	4,244,894	0.2
6,250,000		Golden Entertainment, Inc. 2017 1st Lien Term Loan, 4.510%, (US0003M + 3.000%), 10/20/24	6,265,625	0.3
1,460,000		Golden Entertainment, Inc. 2017 2nd Lien Term Loan, 8.510%, (US0003M + 7.000%), 10/20/25	1,464,562	0.1
3,937,025		La Quinta Intermediate Holdings LLC Term Loan B, 4.109%, (US0003M + 2.750%), 04/14/21	3,961,632	0.2
13,605,324		Scientific Games International, Inc. 2017 Term Loan B4, 4.704%, (US0003M + 3.250%), 08/14/24	13,741,377	0.6
11,131,459		Station Casinos LLC 2016 Term Loan B, 4.060%, (US0003M + 2.500%), 06/08/23	11,166,935	0.5
3,855,022		Twin River Management Group, Inc. Term Loan, 5.193%, (US0003M + 3.500%), 07/10/20	3,902,007	0.2
			85,131,491	4.0

		Nonferrous Metals/Minerals: 0.2%
3,405,000		Fairmount Santrol, Inc. 2017 Term Loan B, 7.693%, (US0003M + 6.000%), 11/01/22	3,431,957	0.2

		Oil & Gas: 1.3%
3,761,034		FTS International, Inc. New Term Loan B, 6.319%, (US0003M + 4.750%), 04/16/21	3,684,050	0.2
2,545,000		Glass Mountain Pipeline, LLC Term Loan B, 6.194%, (US0003M + 4.500%), 12/13/24	2,545,000	0.1
3,344,688	(2),(3)	HGIM Corp. Term Loan B, 6.194%, 06/18/20	1,346,237	0.1
1,286,520		Limetree Bay Terminals, LLC 2017 Term Loan B, 5.501%, (US0003M + 4.000%), 02/15/24	1,283,303	0.1
4,235,000		Medallion Midland Acquisition, LLC 1st Lien Term Loan, 4.819%, (US0003M + 3.250%), 10/30/24	4,245,587	0.2
5,158,331		MEG Energy Corp. 2017 Term Loan B, 5.200%, (US0003M + 3.500%), 12/31/23	5,171,629	0.2
2,300,000		Navitas Midstream Midland Basin, LLC Term Loan B, 6.194%, (US0003M + 4.500%), 12/13/24	2,305,750	0.1
1,692,745		Southcross Energy Partners, L.P. 1st Lien Term Loan, 5.943%, (US0003M + 4.250%), 08/04/21	1,654,659	0.1
1,035,000		Summit Midstream Partners Holdings, LLC Term Loan B, 7.569%, (US0003M + 6.000%), 05/13/22	1,053,112	0.0
4,275,000		Traverse Midstream Partners LLC 2017 Term Loan, 5.850%, (US0003M + 4.000%), 09/27/24	4,337,522	0.2
			27,626,849	1.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Publishing: 0.3%
1,081		McGraw-Hill Global Education Holdings, LLC 2016 Term Loan B, 5.569%, (US0003M + 4.000%), 05/04/22	$1,081	0.0
2,384,354		Merrill Communications, LLC 2015 Term Loan, 6.630%, (US0003M + 5.250%), 06/01/22	2,405,217	0.1
2,885,920		Tribune Media Company Term Loan C, 4.569%, (US0003M + 3.000%), 01/27/24	2,895,539	0.2
231,545		Tribune Media Company Term Loan, 4.569%, (US0003M + 3.000%), 12/27/20	232,124	0.0
			5,533,961	0.3

		Radio & Television: 2.7%
5,492,504		CBS Radio Inc. 2017 Term Loan B, 4.172%, (US0003M + 2.750%), 11/17/24	5,530,265	0.3
6,755,040	(2)	Cumulus Media Holdings Inc. 2013 Term Loan, 4.944%, 12/23/20	5,834,666	0.3
4,964,400		Learfield Communications, LLC 2016 1st Lien Term Loan, 4.820%, (US0003M + 3.250%), 12/01/23	5,007,839	0.2
320,900		Learfield Communications, LLC 2017 1st Lien Term Loan, 4.944%, (US0003M + 3.250%), 12/01/23	324,109	0.0
3,205,125		Lions Gate Entertainment Corp. 2016 1st Lien Term Loan, 3.819%, (US0003M + 3.000%), 12/08/23	3,201,119	0.1
441,537		Mission Broadcasting, Inc. 2017 Term Loan B2, 3.861%, (US0003M + 2.500%), 01/17/24	443,469	0.0
3,496,500		Nexstar Broadcasting, Inc. 2017 Term Loan B2, 3.861%, (US0003M + 2.500%), 01/17/24	3,511,797	0.2
4,059,825		Raycom TV Broadcasting, LLC 2017 Term Loan B, 4.319%, (US0003M + 2.750%), 08/23/24	4,100,423	0.2
14,340,000		Sinclair Television Group Inc. 2017 Term Loan B, 4.194%, (US0003M + 2.500%), 05/10/24	14,344,388	0.7
14,302,539		Univision Communications Inc. Term Loan C5, 4.319%, (US0003M + 2.750%), 03/15/24	14,276,608	0.7
			56,574,683	2.7

		Retailers (Except Food & Drug): 4.7%
1,266,250		Abercrombie & Fitch Management Co. Term Loan B, 5.310%, (US0003M + 3.750%), 08/07/21	1,261,501	0.1
2,493,181		Academy, Ltd. 2015 Term Loan B, 5.694%, (US0003M + 4.000%), 07/01/22	1,969,613	0.1
6,425,482		Ascena Retail Group, Inc. 2015 Term Loan B, 6.125%, (US0003M + 4.500%), 08/21/22	5,357,246	0.2
2,992,500		Bass Pro Group, LLC Term Loan B, 6.569%, (US0003M + 5.000%), 09/25/24	2,983,615	0.1
5,900,854		Belk, Inc. TL B 1L, 6.099%, (US0003M + 4.750%), 12/12/22	4,844,849	0.2
9,353,000		BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 4.953%, (US0003M + 3.750%), 02/03/24	9,215,361	0.4
1,285,000		BJs Wholesale Club, Inc. 2017 2nd Lien Term Loan, 8.953%, (US0003M + 7.500%), 02/03/25	1,257,426	0.1
5,860,577		General Nutrition Centers, Inc. New Term Loan, 4.070%, (PRIME + 1.500%), 03/04/19	4,992,456	0.2
10,336,109		Harbor Freight Tools USA, Inc. 2016 Term Loan B, 4.819%, (US0003M + 3.250%), 08/18/23	10,417,672	0.5
7,874,007		Jo-Ann Stores, Inc. 2016 Term Loan, 6.551%, (US0003M + 5.000%), 10/20/23	7,605,803	0.4
5,954,663		Leslies Poolmart, Inc. 2016 Term Loan, 5.373%, (US0003M + 3.750%), 08/16/23	5,949,077	0.3
9,830,016		Mens Wearhouse, Inc. (The) Term Loan B, 4.887%, (US0003M + 3.500%), 06/18/21	9,823,813	0.5
2,127,719		National Vision, Inc. 2017 Repriced Term Loan, 4.319%, (US0003M + 2.750%), 11/20/24	2,134,368	0.1
7,478,869		Neiman Marcus Group, Inc. (The) 2020 TL B, 4.642%, (US0003M + 3.250%), 10/25/20	6,125,194	0.3
6,391,313		Party City Holdings Inc. 2016 Term Loan, 4.456%, (US0003M + 3.000%), 08/19/22	6,422,829	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
7,774,087	Petco Animal Supplies, Inc. 2017 Term Loan B, 4.380%, (US0003M + 3.000%), 01/26/23	$5,918,023	0.3
14,494,215	PetSmart, Inc., 4.570%, (US0003M + 3.000%), 03/11/22	11,681,439	0.6
		97,960,285	4.7

	Software: 0.6%
13,665,750	Almonde, Inc. - TL B 1L, 4.979%, (US0003M + 3.500%), 06/13/24	13,719,880	0.6

	Surface Transport: 1.1%
1,101,675	AI Mistral Holdco Limited 2017 Term Loan B, 4.569%, (US0003M + 3.000%), 03/09/24	1,099,954	0.1
8,360,000	Navistar International Corporation 2017 1st Lien Term Loan B, 4.900%, (US0003M + 3.500%), 11/01/24	8,409,642	0.4
4,302,840	OSG Bulk Ships, Inc OBS Term Loan, 5.650%, (US0003M + 4.250%), 08/05/19	4,173,755	0.2
3,160,000	PODS, LLC 2017 Term Loan B, 4.694%, (US0003M + 3.000%), 11/21/24	3,182,382	0.1
6,775,649	XPO Logistics, Inc. 2017 Term Loan B, 3.599%, (US0003M + 2.250%), 11/01/21	6,824,901	0.3
		23,690,634	1.1

	Telecommunications: 6.8%
2,985,000	Altice Financing SA 2017 USD Term Loan B, 4.109%, (US0003M + 2.750%), 07/15/25	2,925,300	0.1
1,970,000	Altice Financing SA USD 2017 1st Lien Term Loan, 4.112%, (US0003M + 2.750%), 01/05/26	1,932,448	0.1
5,245,759	Aricent Technologies 1st Lien Term Loan, 5.972%, (US0003M + 4.500%), 04/14/21	5,271,988	0.2
1,150,000	Asurion LLC 2017 2nd Lien Term Loan, 7.569%, (US0003M + 6.000%), 08/04/25	1,184,020	0.1
11,109,843	Asurion LLC 2017 Term Loan B4, 4.319%, (US0003M + 2.750%), 08/04/22	11,180,268	0.5
8,730,878	Asurion LLC 2017 Term Loan B5, 4.569%, (US0003M + 3.000%), 11/03/23	8,781,552	0.4
10,280,000	Avaya, Inc. Exit Term Loan B, 6.227%, (US0003M + 4.750%), 12/15/24	10,127,938	0.5
9,600,000	CenturyLink, Inc. 2017 Term Loan B, 4.319%, (PRIME + 2.750%), 01/31/25	9,279,427	0.4
12,722,414	Communications Sales & Leasing, Inc. 2017 Term Loan B, 4.569%, (US0003M + 3.000%), 10/24/22	12,291,378	0.6
11,769,854	Consolidated Communications, Inc. 2016 Term Loan B, 4.570%, (US0003M + 3.000%), 10/04/23	11,612,432	0.6
525,000	Encompass Digital Media, Inc. 2nd Lien Term Loan, 9.450%, (US0003M + 7.750%), 06/06/22	451,500	0.0
4,206,425	Global Tel*Link Corporation 1st Lien Term Loan, 5.693%, (US0003M + 4.000%), 05/23/20	4,228,770	0.2
850,000	Global Tel*Link Corporation 2nd Lien Term Loan, 9.083%, (US0003M + 7.750%), 11/23/20	851,063	0.0
6,000,000	Level 3 Financing Inc. 2017 Term Loan B, 3.696%, (US0003M + 2.250%), 02/22/24	6,007,500	0.3
6,013,307	Lumos Networks Operating Company 1st Lien Term Loan B, 4.819%, (US0003M + 3.250%), 11/17/24	6,040,866	0.3
1,976,693	Lumos Networks Operating Company MTN Topco Term Loan, 4.944%, (US0003M + 3.250%), 11/17/24	1,985,752	0.1
10,000,000	Numericable Group SA USD Term Loan B12, 4.349%, (US0003M + 3.000%), 01/31/26	9,670,830	0.5
3,460,000	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.123%, (US0003M + 4.500%), 11/01/24	3,495,320	0.2
7,622,400	Sprint Communications, Inc. 1st Lien Term Loan B, 4.125%, (US0003M + 2.500%), 02/02/24	7,627,957	0.4
1,279,209	Syniverse Holdings, Inc. Term Loan B, 4.333%, (US0003M + 3.000%), 04/23/19	1,259,487	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Telecommunications: (continued)
8,934,494		Syniverse Holdings, Inc. Term Loan, 4.350%, (US0003M + 3.000%), 04/23/19	$8,796,751	0.4
4,690,000		Telenet International Finance S.a.r.l. USD Term Loan AL, 4.194%, (US0003M + 2.500%), 03/02/26	4,710,519	0.2
5,641,650		U.S. Telepacific Corporation 2017 Term Loan B, 6.693%, (US0003M + 5.000%), 05/02/23	5,420,683	0.3
7,087,476		Windstream Corporation Repriced Term Loan B6, 5.500%, (US0003M + 4.000%), 03/29/21	6,675,516	0.3
992,438		Windstream Services, LLC Term Loan B7, 4.750%, (US0003M + 3.250%), 02/17/24	901,667	0.0
			142,710,932	6.8

		Utilities: 2.3%
8,800,000		Calpine Construction Finance Company, L.P. 2017 Term Loan B, 4.194%, (US0003M + 2.500%), 01/15/25	8,805,500	0.4
3,012,570		Dayton Power & Light Company (The) Term Loan B, 4.820%, (US0003M + 3.250%), 08/24/22	3,028,573	0.1
6,239,557		Dynegy Inc. 2017 Term Loan C, 4.751%, (US0003M + 3.250%), 06/27/23	6,274,268	0.3
2,009,757		EFS Cogen Holdings I LLC 2016 Term Loan B, 4.950%, (US0003M + 3.500%), 06/28/23	2,032,785	0.1
1,372,000		Entergy Rhode Island State Energy, L.P. Term Loan B, 6.320%, (US0003M + 4.750%), 12/17/22	1,378,860	0.1
5,178,746		Helix Gen Funding, LLC Term Loan B, 5.443%, (US0003M + 3.750%), 06/02/24	5,200,191	0.2
1,950,000		Longview Power LLC Term Loan B, 7.390%, (US0003M + 6.000%), 04/13/21	1,335,750	0.1
1,808,439		Meter Readings Holding, LLC 2016 Term Loan B, 7.229%, (US0003M + 5.750%), 08/29/23	1,817,481	0.1
2,534,400		Middle River Power LLC Term Loan B, 8.333%, (US0003M + 7.000%), 10/18/22	2,344,320	0.1
2,294,250		Nautilus Power, LLC Term Loan B, 5.819%, (US0003M + 4.250%), 05/16/24	2,308,589	0.1
1,329,651		Southeast PowerGen, LLC Term Loan B, 5.070%, (US0003M + 3.500%), 12/02/21	1,279,789	0.1
6,844,153		TEX Operations Co. LLC Exit Term Loan B, 4.021%, (US0003M + 2.750%), 08/04/23	6,882,651	0.3
1,212,857		TEX Operations Co. LLC Exit Term Loan C, 3.834%, (US0003M + 2.750%), 08/04/23	1,219,679	0.1
4,419,822		TPF II Power, LLC Term Loan B, 5.319%, (US0003M + 3.750%), 10/02/23	4,464,021	0.2
992,481		Vistra Operations Company LLC 2016 Term Loan B2, 4.203%, (US0003M + 2.750%), 12/14/23	1,000,545	0.0
			49,373,002	2.3

		Total Loans
		(Cost $1,992,912,141)	1,982,216,508	94.2

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.0%
42,798	(3)	Everyware Global, Inc.	363,783	0.0
57,165	(3)	Millennium Health, LLC	6,688	0.0
–	(3),(4)	Millennium Health, LLC Corporate Claims Trust	–	0.0
222	(3)	Southcross Holdings GP LLC	–	0.0
222	(3)	Southcross Holdings LP Class A	74,925	0.0
		Total Equities and Other Assets
		(Cost $943,780)	445,396	0.0

		Total Long-Term Investments
		(Cost $1,993,855,921)	1,982,661,904	94.2

SHORT-TERM INVESTMENTS: 10.6%
		Money Market Fund: 10.6%
221,995,701	(5)	State Street Institutional Liquid Reserves Fund - Premier Class, 1.440%
		(Cost $222,000,400)	221,973,502	10.6

		Total Short-Term Investments
		(Cost $222,000,400)	221,973,502	10.6

		Total Investments (Cost $2,215,856,321)	$2,204,635,406	104.8
		Liabilities in Excess of Other Assets	(100,501,686)	(4.8)
		Net Assets	$2,104,133,720	100.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note X for additional details.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Non-income producing security.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Rate shown is the 7-day yield as of December 31, 2017.

Reference Rate Abbreviations:
PRIME	-	Federal Reserve Bank Prime Loan Rate
US0001M	-	1-month LIBOR
US0003M	-	3-month LIBOR
US0006M	-	6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2017
Asset Table
Investments, at fair value
Loans	$–	$1,982,216,508	$–	$1,982,216,508
Equities and Other Assets	–	445,396	–	445,396
Short-Term Investments	221,973,502	–	–	221,973,502
Total Investments, at fair value	$221,973,502	$1,982,661,904	$–	$2,204,635,406

At December 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,216,046,000.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$10,619,333
Gross Unrealized Depreciation	(22,029,927)

Net Unrealized Depreciation	$(11,410,594)

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 61.1%
1,445,622		Fannie Mae 2004-28 PZ, 6.000%, 05/25/34	$1,849,899	0.2
2,429,924		Fannie Mae 2004-88 ZC, 6.500%, 12/25/34	3,031,476	0.3
9,307,765		Fannie Mae 2005-17 B, 6.500%, (US0001M + 0.000%), 03/25/35	10,781,902	1.0
2,341,251		Fannie Mae 2005-43 PZ, 6.000%, 05/25/35	2,746,207	0.2
1,099,676		Fannie Mae 2007-60 ZB, 4.750%, 05/25/37	1,183,040	0.1
12,971,252	(1)	Fannie Mae 2010-150 PS, 5.048%, (-1.000*US0001M + 6.600%), 12/25/39	1,178,967	0.1
8,062,496	(1)	Fannie Mae 2010-95 SB, 5.048%, (-1.000*US0001M + 6.600%), 09/25/40	1,065,656	0.1
4,450,260		Fannie Mae 2011-99 CZ, 4.500%, 10/25/41	4,955,157	0.4
13,475,994	(1)	Fannie Mae 2012-148 HI, 3.500%, 05/25/42	1,812,369	0.2
299,403		Fannie Mae Grantor Trust 2004-T1 1A1, 6.000%, 01/25/44	334,370	0.0
1,959,903		Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/33	2,228,135	0.2
3,373,339		Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/33	3,525,298	0.3
6,436,372		Fannie Mae REMIC Trust 2003-76 EZ, 5.000%, 08/25/33	7,004,853	0.6
3,165,627		Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/34	3,544,132	0.3
1,650,990	(1)	Fannie Mae REMIC Trust 2005-17 ES, 5.198%, (-1.000*US0001M + 6.750%), 03/25/35	198,115	0.0
1,228,084		Fannie Mae REMIC Trust 2005-59 NQ, 12.995%, (-2.500*US0001M + 16.880%), 05/25/35	1,545,067	0.1
1,177,444		Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/35	1,260,117	0.1
398,521		Fannie Mae REMIC Trust 2006-115 ES, 20.352%, (-4.000*US0001M + 26.560%), 12/25/36	566,378	0.1
2,963,410	(1)	Fannie Mae REMIC Trust 2006-36 SP, 5.148%, (-1.000*US0001M + 6.700%), 05/25/36	390,556	0.0
5,949,555	(1)	Fannie Mae REMIC Trust 2006-79 SH, 4.898%, (-1.000*US0001M + 6.450%), 08/25/36	1,116,630	0.1
562,146		Fannie Mae REMIC Trust 2009-12 LK, 8.675%, 03/25/39	610,617	0.1
1,861,549		Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/35	2,220,033	0.2
6,000,000		Fannie Mae REMIC Trust 2010-155 JC, 4.000%, 12/25/39	6,315,780	0.6
5,084,839		Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/40	5,731,000	0.5
2,191,397		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/41	2,290,145	0.2
4,250,526	(1)	Fannie Mae REMIC Trust 2012-128 VS, 4.698%, (-1.000*US0001M + 6.250%), 06/25/42	571,733	0.1
10,313,498	(1)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/27	987,065	0.1
4,985,936	(1)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/42	786,549	0.1
4,508,034	(1)	Fannie Mae REMIC Trust 2012-68 SD, 5.148%, (-1.000*US0001M + 6.700%), 06/25/32	746,481	0.1
3,457,000		Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/42	3,491,291	0.3
1,661,254	(1)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/42	214,796	0.0
4,653,105	(1)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/33	556,195	0.1
7,549,942		Fannie Mae Series 2016-51 S, 4.368%, (-1.000*US0001M + 5.920%), 10/25/43	7,655,555	0.7
2,836,846		Freddie Mac 3770 GA, 4.500%, 10/15/40	3,074,763	0.3
4,290,080		Freddie Mac REMIC Trust 2005-S001 2A2, 1.478%, (US0001M + 0.150%), 09/25/45	4,377,916	0.4
683,221		Freddie Mac REMIC Trust 2653 SC, 6.120%, (-0.500*US0001M + 6.800%), 07/15/33	743,633	0.1
1,138,302		Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/34	1,315,544	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
294,998		Freddie Mac REMIC Trust 3012 ST, 16.643%, (-3.600*US0001M + 21.960%), 04/15/35	$401,669	0.0
596,807		Freddie Mac REMIC Trust 3065 DC, 15.429%, (-3.000*US0001M + 19.860%), 03/15/35	812,731	0.1
1,037,994		Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/36	1,149,349	0.1
6,810,164	(1)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-0.794*US0001M + 5.630%), 07/15/36	148,541	0.0
655,074	(1)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/35	121,757	0.0
324,182	(1)	Freddie Mac REMIC Trust 3753 PS, 4.623%, (-1.000*US0001M + 6.100%), 06/15/40	15,437	0.0
515,301	(1)	Freddie Mac REMIC Trust 3795 PI, 4.500%, 10/15/35	691	0.0
733,458		Freddie Mac REMIC Trust 3864 NT, 5.500%, (-9.167*US0001M + 60.500%), 03/15/39	769,341	0.1
4,186,611		Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/41	4,397,053	0.4
2,072,185	(1)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/40	257,239	0.0
1,119,729		Freddie Mac Series 4040 UZ, 5.000%, 05/15/42	1,330,801	0.1
297,883	(1)	Freddie Mac-Ginnie Mae Series 21 SA, 6.448%, (-1.000*US0001M + 8.000%), 10/25/23	37,980	0.0
1,910,456		Ginnie Mae 2004-65 ZG, 5.500%, 07/20/34	2,093,600	0.2
4,721,988		Ginnie Mae 2009-110 ZA, 5.500%, 11/16/39	5,644,124	0.5
656,657		Ginnie Mae 2009-32 QZ, 5.500%, 05/16/39	848,948	0.1
491,523		Ginnie Mae 2009-32 YZ, 7.000%, 05/16/39	671,401	0.1
2,850,184		Ginnie Mae 2009-50 MZ, 6.000%, 07/16/39	3,522,595	0.3
1,103,458		Ginnie Mae 2009-54 HZ, 5.000%, 07/20/39	1,203,801	0.1
3,510,875		Ginnie Mae 2009-H01 FA, 2.651%, (US0001M + 1.150%), 11/20/59	3,548,964	0.3
2,000,000		Ginnie Mae 2010-116 PB, 5.000%, 06/16/40	2,281,291	0.2
3,601,244		Ginnie Mae 2010-125 BZ, 4.500%, 09/16/40	4,018,318	0.4
7,330,855	(2)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/41	6,187,729	0.6
5,255,903		Ginnie Mae 2012-H14 FK, 1.823%, (US0001M + 0.580%), 07/20/62	5,273,849	0.5
6,003,687	(1)	Ginnie Mae 2014-107 XS, 4.109%, (-1.000*US0001M + 5.600%), 07/16/44	736,920	0.1
2,946,281	(1)	Ginnie Mae 2014-96 SQ, 4.109%, (-1.000*US0001M + 5.600%), 07/16/44	365,821	0.0
4,134,584		Ginnie Mae 2015-H13 FG, 1.643%, (US0001M + 0.400%), 04/20/65	4,124,200	0.4
30,316,730	(1)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/46	4,628,525	0.4
4,599,495	(1)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/40	467,242	0.0
25,618,144		Ginnie Mae 2016-H20 FB, 1.793%, (US0001M + 0.550%), 09/20/66	25,683,870	2.3
24,424,125		Ginnie Mae 2016-H23 F, 1.993%, (US0001M + 0.750%), 10/20/66	24,621,306	2.2
206,690		Ginnie Mae Series 2002-11 TS, 16.528%, (-3.000*US0001M + 21.000%), 02/16/32	260,059	0.0
1,468,848	(1)	Ginnie Mae Series 2002-76 SG, 6.109%, (-1.000*US0001M + 7.600%), 10/16/29	259,737	0.0
5,447,392		Ginnie Mae Series 2003-86 ZC, 4.500%, 10/20/33	5,767,338	0.5
198,059		Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/34	219,081	0.0
1,811,483		Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/34	1,967,620	0.2
1,151,666		Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/34	1,262,652	0.1
4,837,017		Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/34	5,239,822	0.5
193,274		Ginnie Mae Series 2004-87 SB, 5.953%, (-1.154*US0001M + 7.670%), 03/17/33	199,000	0.0
1,816,188	(1)	Ginnie Mae Series 2004-98 SA, 5.199%, (-1.000*US0001M + 6.700%), 11/20/34	355,003	0.0
1,643,634		Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/35	1,810,322	0.2
519,518	(1)	Ginnie Mae Series 2005-25 SI, 6.000%, (-6.000*US0001M + 43.200%), 01/20/34	95,570	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,475,368	(1)	Ginnie Mae Series 2005-7 AH, 5.279%, (-1.000*US0001M + 6.770%), 02/16/35	$239,167	0.0
1,261,909	(1)	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/35	296,002	0.0
849,849		Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/35	929,370	0.1
598,326		Ginnie Mae Series 2005-91 UP, 11.318%, (-2.000*US0001M + 14.300%), 09/16/31	702,052	0.1
2,025,000		Ginnie Mae Series 2005-92 PB, 6.000%, 12/20/35	2,270,895	0.2
7,415,260		Ginnie Mae Series 2005-96 Z, 5.500%, 12/16/35	8,106,038	0.7
11,053,032		Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/36	13,129,923	1.2
1,808,952		Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/36	2,083,972	0.2
13,704,166	(1)	Ginnie Mae Series 2006-26 TB, 0.250%, (-1.000*US0001M + 6.500%), 06/20/36	133,617	0.0
3,254,292		Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/36	3,620,957	0.3
2,829,395	(1)	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/37	806,785	0.1
125,669		Ginnie Mae Series 2007-37 S, 19.834%, (-3.667*US0001M + 25.300%), 04/16/37	146,431	0.0
177,885		Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/37	192,133	0.0
168,981		Ginnie Mae Series 2007-5 MT, 1.721%, (US0001M + 0.220%), 02/20/34	168,694	0.0
3,465,455	(1)	Ginnie Mae Series 2007-53 SC, 4.999%, (-1.000*US0001M + 6.500%), 09/20/37	601,887	0.1
98,438		Ginnie Mae Series 2007-53 SW, 15.702%, (-3.000*US0001M + 20.210%), 09/20/37	128,300	0.0
1,774,429		Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/37	1,924,439	0.2
3,290,768		Ginnie Mae Series 2007-63 Z, 6.000%, 10/20/37	3,677,093	0.3
2,563,098		Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/38	3,085,411	0.3
927,979	(1)	Ginnie Mae Series 2008-3 SA, 5.049%, (-1.000*US0001M + 6.550%), 01/20/38	157,727	0.0
1,943,636	(1)	Ginnie Mae Series 2008-40 PS, 5.009%, (-1.000*US0001M + 6.500%), 05/16/38	316,027	0.0
4,182,655	(1)	Ginnie Mae Series 2008-82 SA, 4.499%, (-1.000*US0001M + 6.000%), 09/20/38	617,366	0.1
6,540,008	(1)	Ginnie Mae Series 2009-110 SA, 4.859%, (-1.000*US0001M + 6.350%), 04/16/39	695,230	0.1
718,868		Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/39	793,726	0.1
2,171,606		Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/39	2,388,815	0.2
1,029,000		Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/39	1,164,167	0.1
4,545,835		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/39	4,894,260	0.4
4,241,350		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/39	4,467,329	0.4
2,701,331		Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/39	3,122,201	0.3
435,430	(1)	Ginnie Mae Series 2009-55 BI, 1.000%, (-25.000*US0001M + 162.500%), 06/16/37	16,589	0.0
1,621,643		Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/39	2,201,295	0.2
1,983,951		Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/39	2,907,534	0.3
2,888,411		Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/39	3,834,452	0.3
1,589,568	(1)	Ginnie Mae Series 2009-66 QS, 4.599%, (-1.000*US0001M + 6.100%), 07/20/39	182,262	0.0
2,898,137		Ginnie Mae Series 2009-67 NZ, 6.000%, 08/16/39	3,177,996	0.3
1,516,565	(1)	Ginnie Mae Series 2009-77 SA, 4.659%, (-1.000*US0001M + 6.150%), 09/16/39	222,346	0.0
3,145,146		Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/39	3,677,119	0.3
876,500		Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/39	1,128,101	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
548,482		Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/39	$605,341	0.1
4,099,769	(1)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/40	581,257	0.1
3,100,664	(1)	Ginnie Mae Series 2010-116 NS, 5.159%, (-1.000*US0001M + 6.650%), 09/16/40	481,951	0.0
352,585	(1)	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/40	45,344	0.0
1,500,000		Ginnie Mae Series 2010-14 B, 4.500%, 02/16/40	1,643,032	0.2
2,204,497	(1)	Ginnie Mae Series 2010-158 SA, 4.549%, (-1.000*US0001M + 6.050%), 12/20/40	343,621	0.0
1,040,484	(1)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/38	46,429	0.0
6,152,826	(1)	Ginnie Mae Series 2010-166 GS, 4.499%, (-1.000*US0001M + 6.000%), 12/20/40	883,243	0.1
3,246,997	(1)	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/39	386,219	0.0
3,125,000		Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/40	3,312,455	0.3
6,061,812		Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/40	6,241,155	0.6
992,784	(1)	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/39	124,910	0.0
1,600,000		Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/40	1,782,785	0.2
2,123,551	(1)	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/40	609,185	0.1
5,350,884		Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/39	6,150,487	0.6
2,642,710		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/40	2,832,912	0.3
11,755,847		Ginnie Mae Series 2010-61 EZ, 5.000%, 05/20/40	12,674,024	1.1
955,560	(1)	Ginnie Mae Series 2010-85 NI, 5.000%, 01/20/38	38,406	0.0
12,181	(1)	Ginnie Mae Series 2010-89 KI, 4.500%, 12/20/37	47	0.0
1,657,932	(1)	Ginnie Mae Series 2010-9 SB, 4.999%, (-1.000*US0001M + 6.500%), 09/20/38	86,885	0.0
7,378,598		Ginnie Mae Series 2010-H01 FA, 2.158%, (US0001M + 0.820%), 01/20/60	7,434,809	0.7
8,871,623		Ginnie Mae Series 2010-H10 FB, 2.338%, (US0001M + 1.000%), 05/20/60	9,009,800	0.8
9,392,155		Ginnie Mae Series 2010-H10 FC, 2.338%, (US0001M + 1.000%), 05/20/60	9,515,695	0.9
10,612,225		Ginnie Mae Series 2010-H20 AF, 1.573%, (US0001M + 0.330%), 10/20/60	10,562,283	0.9
672,631	(1)	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/41	105,572	0.0
236,354		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/32	260,973	0.0
598,652		Ginnie Mae Series 2011-169 BG, 5.415%, 04/16/39	641,929	0.1
6,564,822		Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/41	6,951,765	0.6
1,720,056		Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/40	1,838,751	0.2
10,499,449	(1)	Ginnie Mae Series 2011-73 LS, 5.189%, (-1.000*US0001M + 6.690%), 08/20/39	1,065,355	0.1
2,404,466		Ginnie Mae Series 2011-85 LC, 4.000%, 10/20/40	2,490,759	0.2
1,466,858		Ginnie Mae Series 2011-H07 FA, 1.743%, (US0001M + 0.500%), 02/20/61	1,467,152	0.1
3,038,615	(1)	Ginnie Mae Series 2012-102 TI, 4.000%, 08/20/39	377,485	0.0
3,948,802	(1)	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/40	408,671	0.0
993,914	(1)	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/42	146,276	0.0
12,330,407	(1)	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/37	1,251,173	0.1
796,056	(1)	Ginnie Mae Series 2012-34 MS, 5.209%, (-1.000*US0001M + 6.700%), 04/16/41	128,182	0.0
334,131		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/41	342,478	0.0
4,103,237		Ginnie Mae Series 2012-43 MB, 4.000%, 04/20/42	4,372,722	0.4

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,780,483	(1)	Ginnie Mae Series 2012-48 SA, 5.159%, (-1.000*US0001M + 6.650%), 04/16/42	$1,429,699	0.1
9,350,569	(1)	Ginnie Mae Series 2012-60 SG, 4.609%, (-1.000*US0001M + 6.100%), 05/16/42	1,598,979	0.1
2,568,627	(1)	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/41	362,549	0.0
6,104	(1)	Ginnie Mae Series 2012-98 WI, 4.500%, 02/20/38	34	0.0
2,661,217		Ginnie Mae Series 2012-H11 VA, 1.893%, (US0001M + 0.650%), 05/20/62	2,678,193	0.2
30,683,529		Ginnie Mae Series 2012-H12 FB, 2.293%, (US0001M + 1.050%), 02/20/62	31,157,728	2.8
2,185,959		Ginnie Mae Series 2012-H20 BA, 1.803%, (US0001M + 0.560%), 09/20/62	2,190,178	0.2
4,358,905		Ginnie Mae Series 2012-H29 SA, 1.758%, (US0001M + 0.515%), 10/20/62	4,364,639	0.4
3,000,000		Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/39	3,260,156	0.3
2,313,356		Ginnie Mae Series 2013-148 YA, 4.500%, 09/20/40	2,373,206	0.2
1,280,147		Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/43	1,199,942	0.1
1,900,000	(1)	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/43	612,361	0.1
1,947,970	(1)	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/42	301,266	0.0
10,092,467	(1)	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/42	1,610,395	0.1
5,494,164	(1)	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/40	487,213	0.0
2,607,438		Ginnie Mae Series 2013-H08 BF, 1.643%, (US0001M + 0.400%), 03/20/63	2,598,495	0.2
5,700,837		Ginnie Mae Series 2013-H10 FT, 1.880%, (H15T1Y + 0.450%), 04/20/63	5,720,371	0.5
4,226,609		Ginnie Mae Series 2013-H14 FC, 1.713%, (US0001M + 0.470%), 06/20/63	4,224,681	0.4
1,451,736		Ginnie Mae Series 2013-H18 BA, 1.843%, (US0001M + 0.600%), 07/20/63	1,456,251	0.1
4,500,678		Ginnie Mae Series 2013-H19 DF, 1.893%, (US0001M + 0.650%), 05/20/63	4,517,758	0.4
12,527,081		Ginnie Mae Series 2013-H19 FC, 1.843%, (US0001M + 0.600%), 08/20/63	12,564,981	1.1
3,536,677		Ginnie Mae Series 2013-H20 FB, 2.243%, (US0001M + 1.000%), 08/20/63	3,587,545	0.3
4,472,868		Ginnie Mae Series 2013-H23 FA, 2.543%, (US0001M + 1.300%), 09/20/63	4,578,032	0.4
9,814,563		Ginnie Mae Series 2013-H23 TA, 1.963%, (US0001M + 0.720%), 09/20/63	9,883,799	0.9
2,793,200		Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/44	2,990,016	0.3
5,529,107		Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/44	5,839,264	0.5
4,904,444	(1)	Ginnie Mae Series 2014-30 ES, 3.499%, (-1.000*US0001M + 5.000%), 03/20/40	554,525	0.1
12,113,545		Ginnie Mae Series 2015-10 Q, 2.270%, 10/20/44	11,048,737	1.0
12,125,000		Ginnie Mae Series 2015-143 B, 3.500%, 04/20/45	12,618,660	1.1
4,199,465	(1)	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/44	715,038	0.1
11,171,182		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/44	11,116,611	1.0
46,757,675		Ginnie Mae Series 2015-H31 FT, 1.893%, (US0001M + 0.650%), 11/20/65	46,946,932	4.2
18,207,937	(1)	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/46	3,344,052	0.3
8,890,111		Ginnie Mae Series 2016-5 AB, 4.676%, 01/20/46	9,494,360	0.9
29,892,024		Ginnie Mae Series 2016-H08 FT, 1.963%, (US0001M + 0.720%), 02/20/66	30,063,598	2.7
52,859,419		Ginnie Mae Series 2017-H23 FC, 1.693%, (US0001M + 0.450%), 11/20/67	52,803,457	4.7

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,158,942		Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/41	$1,198,183	0.1

	Total Collateralized Mortgage Obligations (Cost $681,467,509)		681,749,827	61.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.6%
678,348		Ginnie Mae 2004-23 Z, 5.588%, 03/16/44	712,511	0.1
8,107,574	(1)	Ginnie Mae 2006-67 IO, 0.465%, 11/16/46	44,328	0.0
1,907,357		Ginnie Mae 2007-52 Z, 4.350%, 01/16/48	1,980,520	0.2
1,797,990		Ginnie Mae 2008-39 Z, 4.500%, 02/16/48	1,872,239	0.2
244,656	(1)	Ginnie Mae 2008-45 IO, 0.849%, 02/16/48	1,484	0.0
1,455,328		Ginnie Mae 2008-48 Z, 4.865%, 04/16/48	1,475,720	0.1
667,371		Ginnie Mae 2009-115 D, 4.660%, 01/16/50	682,240	0.1
4,789,884		Ginnie Mae 2009-60 Z, 4.910%, 06/16/49	4,954,648	0.4
4,422,484	(1)	Ginnie Mae 2010-122 IO, 0.307%, 02/16/44	84,450	0.0
80,843	(1)	Ginnie Mae 2010-123 IA, 2.084%, 10/16/52	2,801	0.0
31,475,111	(1)	Ginnie Mae 2011-47 IO, 0.020%, 01/16/51	327,454	0.0
1,124,655		Ginnie Mae 2011-53 B, 4.397%, 05/16/51	1,174,295	0.1
4,000,000		Ginnie Mae 2011-95 C, 3.526%, 01/16/40	4,056,633	0.4

	Total Commercial Mortgage-Backed Securities (Cost $17,995,127)		17,369,323	1.6

ASSET-BACKED SECURITIES: 0.8%
		Other Asset-Backed Securities: 0.8%
1,200,774		Fannie Mae Grantor Trust 2003-T4 2A6, 4.747%, 07/26/33	1,255,295	0.1
169,940		Fannie Mae REMIC Trust 2001-W4 AF6, 5.610%, 01/25/32	179,479	0.0
163,167		Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/33	165,333	0.0
222,065		Fannie Mae REMIC Trust 2002-W2 AF6, 6.500%, 05/25/32	227,717	0.1
6,424,389		Fannie Mae REMIC Trust 2003-W16 AF5, 4.400%, 11/25/33	6,486,923	0.6

	Total Asset-Backed Securities (Cost $8,275,253)		8,314,747	0.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 67.4%
		Federal Home Loan Mortgage Corporation: 3.5%(3)
20,000,000	(4)	3.500%, 07/15/41	$20,540,110	1.9
14,088,000	(4)	4.000%, 08/15/40	14,732,966	1.3
157,683		5.290%, 10/01/37	171,092	0.0
28,704		5.410%, 07/01/37	31,274	0.0
20,950		5.410%, 08/01/37	22,821	0.0
27,935		5.410%, 08/01/37	30,423	0.0
68,080		5.440%, 01/01/37	74,255	0.0
24,794		5.440%, 02/01/37	27,047	0.0
55,269		5.440%, 04/01/37	60,275	0.0
45,145		5.440%, 08/01/37	49,225	0.0
61,000		5.440%, 09/01/37	66,531	0.0
32,424		5.440%, 02/01/38	35,376	0.0
8,640		5.440%, 06/01/38	9,419	0.0
148,605		5.450%, 12/01/37	160,526	0.0
114,411		5.450%, 12/01/37	124,093	0.0
166,426		5.460%, 05/01/37	182,679	0.0
75,615		5.460%, 08/01/37	82,499	0.0
41,927		5.460%, 01/01/38	45,489	0.0
90,231		5.480%, 08/01/37	98,532	0.0
115,919		5.480%, 10/01/37	125,611	0.0
239,313		5.500%, 08/01/37	264,415	0.1
101,193		5.500%, 11/01/37	110,545	0.0
30,731		5.500%, 04/01/38	33,598	0.0
41,649		5.520%, 09/01/37	45,554	0.0
19,419		5.520%, 10/01/37	21,242	0.0
33,845		5.520%, 01/01/38	37,028	0.0
70,020		5.620%, 12/01/36	76,927	0.0
108,159		5.620%, 03/01/37	118,823	0.0
74,055		5.620%, 08/01/37	81,355	0.0
54,626		5.620%, 12/01/37	60,006	0.0
377,934		5.625%, 12/01/36	416,688	0.1
294,620		5.625%, 01/01/37	323,863	0.1
39,923		5.625%, 01/01/37	43,858	0.0
30,588		5.625%, 02/01/37	33,597	0.0
70,997		5.625%, 03/01/37	77,996	0.0
189,153		5.625%, 03/01/37	207,827	0.0
101,711		5.625%, 06/01/37	111,738	0.0
47,645		5.625%, 07/01/37	52,354	0.0
91,684		5.625%, 07/01/37	100,747	0.0
120,596		5.625%, 02/01/38	132,541	0.0
105,752		6.090%, 12/01/37	117,954	0.0
11,809		7.500%, 01/01/30	13,680	0.0
9,814		8.000%, 01/01/30	9,844	0.0
7,462		9.500%, 07/01/20	7,475	0.0
			39,169,898	3.5

		Federal National Mortgage Association: 8.3%(3)
5,102,407		3.000%, 12/01/42	5,136,364	0.5
4,522,860		3.000%, 08/01/43	4,556,632	0.4
27,645,095		3.500%, 01/01/44	28,502,523	2.6
9,081,766		3.500%, 03/01/46	9,403,078	0.9
15,125,279		4.000%, 05/01/42	16,003,406	1.4
8,899,226		4.000%, 01/01/45	9,474,462	0.9
2,130,422		4.000%, 05/01/45	2,230,352	0.2
862,223		4.250%, 08/01/35	917,664	0.1
391,935		4.750%, 11/01/34	420,027	0.1
774,155		4.750%, 11/01/34	837,189	0.1
640,234		4.750%, 02/01/35	691,243	0.1
798,146		4.750%, 04/01/35	864,618	0.1
945,249		4.750%, 05/01/35	1,022,954	0.1
147,594		4.750%, 07/01/35	157,720	0.0
1,010,257		4.750%, 07/01/35	1,093,044	0.1
157,119		5.000%, 02/01/33	168,856	0.0
153,017		5.000%, 07/01/33	164,443	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
94,637		5.000%, 03/01/36	$101,656	0.0
411,782		5.000%, 05/01/36	445,599	0.1
167,509		5.030%, 05/01/37	180,119	0.0
305,119		5.030%, 09/01/37	328,670	0.0
53,304		5.155%, 11/01/36	57,597	0.0
367,531		5.155%, 01/01/37	397,643	0.1
88,441		5.250%, 04/01/32	95,972	0.0
173,584		5.250%, 04/01/32	188,369	0.0
210,623		5.280%, 11/01/36	228,697	0.0
30,144		5.280%, 11/01/36	32,719	0.0
50,842		5.280%, 01/01/37	55,188	0.0
77,986		5.290%, 06/01/37	84,752	0.0
219,796		5.290%, 08/01/37	238,963	0.0
361,478		5.290%, 09/01/37	392,965	0.1
408,384		5.290%, 09/01/37	437,176	0.1
367,556		5.290%, 09/01/37	386,211	0.0
83,873		5.290%, 09/01/37	91,170	0.0
328,689		5.290%, 11/01/37	341,868	0.0
90,714		5.290%, 12/01/37	100,356	0.0
291,046		5.290%, 04/01/38	319,572	0.0
58,691		5.300%, 09/01/36	63,755	0.0
26,910		5.300%, 10/01/36	29,237	0.0
41,189		5.300%, 10/01/36	44,737	0.0
137,100		5.300%, 12/01/36	148,930	0.0
157,621		5.300%, 12/01/36	171,278	0.0
74,418		5.300%, 02/01/37	80,849	0.0
154,919		5.300%, 05/01/37	168,411	0.0
429,457		5.300%, 08/01/37	467,796	0.1
66,846		5.350%, 04/01/29	72,934	0.0
47,831		5.350%, 09/01/29	52,275	0.0
304,903		5.390%, 12/01/37	332,621	0.0
76,165		5.390%, 05/01/38	84,901	0.0
289,061		5.405%, 11/01/36	315,342	0.0
262,504		5.405%, 02/01/37	286,258	0.0
294,234		5.440%, 08/01/47	317,542	0.0
304,260		5.440%, 08/01/47	322,867	0.0
173,272		5.440%, 08/01/47	183,603	0.0
168,488		5.440%, 08/01/47	181,783	0.0
184,916		5.440%, 09/01/47	195,996	0.0
500,412		5.440%, 10/01/47	540,937	0.1
98,804		5.440%, 05/01/48	106,398	0.0
116,913		5.620%, 12/01/36	123,720	0.0
78,273		5.640%, 04/01/37	87,858	0.0
112,523		5.740%, 07/01/37	124,508	0.0
169,846		5.740%, 07/01/37	187,845	0.0
142,423		5.740%, 08/01/37	157,592	0.0
94,113		5.740%, 08/01/37	104,107	0.0
201,939		5.740%, 08/01/37	213,136	0.0
53,412		5.875%, 06/01/35	55,249	0.0
155,537		5.890%, 07/01/47	167,435	0.0
374,493		5.890%, 08/01/47	404,110	0.1
116,055		5.890%, 08/01/47	124,882	0.0
117,502		5.890%, 10/01/47	127,387	0.0
54,948		5.900%, 09/01/28	60,823	0.0
106,617		6.600%, 07/01/27	114,098	0.0
58,886		6.600%, 09/01/27	62,781	0.0
38,425		6.600%, 11/01/27	38,731	0.0
77,626		6.600%, 06/01/28	81,066	0.0
20,258		7.500%, 05/01/28	20,405	0.0
			92,574,020	8.3

		Government National Mortgage Association: 55.6%
174,332,000	(4)	3.000%, 01/15/43	175,925,504	15.8
753,619		3.000%, 11/20/45	761,256	0.1
124,934		3.000%, 12/20/45	126,200	0.0
359,869		3.000%, 12/20/45	363,672	0.0
517,246		3.000%, 12/20/45	523,027	0.1
554,091		3.000%, 01/20/46	560,341	0.1
5,236,484		3.386%, 10/20/63	5,644,203	0.5
157,057,000	(4)	3.500%, 10/20/41	162,369,945	14.6
6,155,663		3.500%, 09/20/45	6,367,672	0.6
3,130,938		3.500%, 08/20/46	3,241,802	0.3
9,199,956		3.500%, 08/20/46	9,542,854	0.9
1,090,421		3.500%, 09/20/46	1,129,562	0.1
1,295,474		3.500%, 09/20/46	1,339,527	0.1
1,489,076		3.500%, 09/20/46	1,543,913	0.2
3,937,230		3.500%, 09/20/46	4,091,394	0.4
7,003,753		3.500%, 09/20/46	7,255,155	0.7
3,150,647		3.500%, 09/20/46	3,274,497	0.3
3,513,415		3.500%, 09/20/46	3,639,528	0.3
1,736,961		3.500%, 09/20/46	1,799,305	0.2
1,701,871		3.500%, 09/20/46	1,768,307	0.2
10,692,672		3.500%, 09/20/46	11,110,343	1.0
2,052,105		3.500%, 09/20/46	2,125,189	0.2
2,904,440		3.500%, 09/20/46	3,008,696	0.3
3,651,654		3.500%, 10/20/46	3,794,289	0.4
6,620,236		3.500%, 10/20/46	6,856,926	0.6
7,365,168		3.500%, 10/20/46	7,629,551	0.7
3,333,519		3.500%, 10/20/46	3,446,874	0.3
3,483,432		3.500%, 10/20/46	3,611,716	0.3
1,569,164		3.500%, 10/20/46	1,630,837	0.2
1,031,410		3.500%, 10/20/46	1,074,962	0.1
1,037,150		3.500%, 10/20/46	1,073,634	0.1
2,717,504		3.500%, 10/20/46	2,816,316	0.3
1,752,054		3.500%, 10/20/46	1,814,490	0.2
1,418,483		3.500%, 10/20/46	1,468,028	0.1
1,626,855		3.500%, 10/20/46	1,685,242	0.2
2,382,280		3.500%, 11/20/46	2,482,819	0.2
2,849,512		3.500%, 11/20/46	2,952,474	0.3
3,529,028		3.500%, 11/20/46	3,657,347	0.3
4,601,636		3.500%, 11/20/46	4,770,024	0.4
5,323,590		3.500%, 11/20/46	5,531,531	0.5
5,101,864		3.500%, 11/20/46	5,294,067	0.5
1,229,454		3.500%, 11/20/46	1,273,589	0.1
5,431,710		3.500%, 11/20/46	5,645,552	0.5
1,074,527		3.500%, 03/20/47	1,116,764	0.1
937,649		3.500%, 04/20/47	970,499	0.1
1,612,173		3.500%, 04/20/47	1,669,383	0.2
1,117,384		3.500%, 04/20/47	1,161,306	0.1
6,505,265		3.750%, 05/20/42	6,759,756	0.6
7,107,604		3.750%, 05/20/42	7,384,861	0.7
147,968		4.000%, 05/20/33	156,111	0.0
83,683		4.000%, 08/15/33	87,422	0.0
50,511		4.000%, 01/15/34	52,793	0.0
171,830		4.000%, 03/15/34	179,574	0.0
1,816,732		4.000%, 05/20/34	1,906,786	0.2
2,005,944		4.000%, 07/20/34	2,093,653	0.2
1,268,503		4.000%, 07/20/34	1,323,482	0.1
159,025		4.000%, 08/20/35	166,008	0.0
325,502		4.000%, 05/15/40	340,177	0.0
2,781,178		4.000%, 09/20/40	2,863,306	0.3
4,462,048		4.000%, 07/20/41	4,605,158	0.4
15,382,900		4.000%, 08/20/42	16,189,019	1.5
931,878		4.000%, 09/15/42	978,347	0.1
3,151,399		4.000%, 10/20/43	3,321,855	0.3
4,335,306		4.000%, 12/20/44	4,562,637	0.4
4,127,586		4.000%, 01/20/45	4,314,376	0.4

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
444,418	4.000%, 12/20/45	$464,022	0.1
8,131,053	4.000%, 01/20/46	8,501,467	0.8
1,215,909	4.000%, 01/20/46	1,273,116	0.1
6,812,875	4.000%, 03/20/46	7,135,871	0.7
14,472	4.500%, 07/20/36	15,204	0.0
12,043	4.500%, 08/20/36	12,654	0.0
1,446,318	4.500%, 10/15/39	1,548,498	0.2
994,888	4.500%, 11/15/39	1,060,993	0.1
876,278	4.500%, 11/15/39	938,200	0.1
305,467	4.500%, 12/15/39	326,935	0.0
812,174	4.500%, 01/15/40	858,561	0.1
90,655	4.500%, 01/20/40	94,015	0.0
3,071,540	4.500%, 02/15/40	3,245,966	0.3
527,284	4.500%, 06/15/40	557,700	0.1
143,786	4.500%, 07/20/40	149,120	0.0
652,705	4.500%, 08/20/40	676,624	0.1
1,955,072	4.500%, 09/20/41	2,071,486	0.2
1,207,546	4.505%, 07/20/62	1,273,181	0.1
8,098,270	4.611%, 09/20/61	8,608,655	0.8
800,346	4.700%, 08/20/62	841,626	0.1
1,064,573	4.750%, 06/15/29	1,143,024	0.1
246,977	4.750%, 01/15/30	264,918	0.0
436,023	4.750%, 09/15/34	468,190	0.1
2,281,891	4.855%, 06/20/61	2,316,698	0.2
3,264	5.000%, 05/15/18	3,284	0.0
56,698	5.000%, 03/20/24	60,961	0.0
232,092	5.000%, 04/15/29	249,724	0.0
299,202	5.000%, 04/15/30	322,090	0.0
1,360,292	5.000%, 04/20/30	1,432,147	0.1
317,419	5.000%, 10/15/30	342,656	0.0
363,017	5.000%, 07/15/33	391,947	0.0
81,592	5.000%, 03/15/34	88,722	0.0
79,309	5.000%, 04/15/34	85,354	0.0
311,716	5.000%, 04/15/34	335,495	0.0
77,381	5.000%, 01/15/35	83,303	0.0
302,322	5.000%, 03/15/35	325,387	0.0
27,301	5.000%, 03/15/35	29,412	0.0
84,558	5.000%, 04/15/35	91,805	0.0
155,061	5.000%, 04/15/35	166,931	0.0
437,916	5.000%, 04/15/35	477,773	0.1
57,622	5.000%, 04/15/35	62,000	0.0
43,613	5.000%, 05/15/35	48,032	0.0
124,073	5.000%, 05/20/35	134,980	0.0
85,047	5.000%, 06/15/35	91,540	0.0
71,737	5.000%, 09/15/35	77,215	0.0
622,226	5.000%, 11/20/35	676,783	0.1
306,437	5.000%, 04/20/36	333,310	0.0
157,398	5.000%, 02/15/38	169,493	0.0
47,548	5.000%, 06/20/38	48,419	0.0
43,823	5.000%, 08/20/38	45,214	0.0
192,414	5.000%, 10/20/38	198,322	0.0
108,480	5.000%, 11/20/38	111,923	0.0
221,536	5.000%, 01/20/39	228,245	0.0
254,634	5.000%, 02/15/39	274,327	0.0
317,090	5.000%, 03/15/39	342,698	0.0
280,750	5.000%, 11/15/39	302,079	0.0
1,110,603	5.000%, 11/15/39	1,222,182	0.1
1,359,102	5.000%, 11/15/39	1,495,580	0.1
290,271	5.000%, 04/15/40	316,177	0.0
1,609,878	5.000%, 05/15/40	1,763,451	0.2
1,143,599	5.000%, 09/15/40	1,238,849	0.1
1,505,130	5.000%, 07/20/41	1,637,355	0.2
64,997	5.250%, 01/15/24	70,804	0.0
124,942	5.250%, 06/15/28	136,666	0.0
127,851	5.250%, 06/15/29	139,874	0.0
1,591,293	5.250%, 01/20/36	1,754,926	0.2
129,426	5.290%, 07/20/37	139,077	0.0
344,560	5.290%, 08/20/37	370,616	0.0
148,444	5.290%, 08/20/37	160,433	0.0
266,414	5.290%, 09/20/37	286,279	0.0
418,322	5.290%, 09/20/37	449,958	0.1
130,005	5.290%, 01/20/38	139,835	0.0
13,690	5.350%, 01/15/29	14,918	0.0
74,108	5.350%, 01/20/29	79,749	0.0
52,734	5.350%, 02/20/29	56,781	0.0
164,620	5.350%, 04/20/29	177,275	0.0
63,417	5.350%, 06/20/29	68,284	0.0
48,073	5.350%, 08/20/29	51,769	0.0
52,579	5.350%, 10/20/29	56,625	0.0
25,321	5.350%, 11/20/29	27,212	0.0
135,036	5.390%, 05/15/38	147,587	0.0
331,752	5.390%, 08/20/38	364,110	0.0
175,146	5.390%, 09/15/38	191,427	0.0
63,887	5.390%, 08/15/39	69,757	0.0
102,514	5.390%, 02/15/40	112,513	0.0
27,328	5.480%, 09/20/37	29,529	0.0
102,935	5.500%, 08/15/24	106,841	0.0
93,369	5.500%, 08/20/24	100,874	0.0
1,946	5.500%, 04/20/29	2,103	0.0
425,957	5.500%, 09/15/29	470,838	0.1
203,350	5.500%, 10/15/29	224,599	0.0
61,117	5.500%, 12/20/32	67,804	0.0
216,437	5.500%, 08/20/33	240,128	0.0
76,238	5.500%, 11/20/33	77,748	0.0
61,620	5.500%, 12/20/33	68,340	0.0
75,200	5.500%, 03/20/34	76,702	0.0
366,445	5.500%, 04/20/34	406,548	0.0
290,454	5.500%, 04/20/34	309,247	0.0
199,499	5.500%, 06/20/34	215,669	0.0
97,449	5.500%, 06/20/34	99,397	0.0
114,771	5.500%, 07/20/34	124,065	0.0
87,472	5.500%, 07/20/34	94,549	0.0
121,233	5.500%, 01/20/35	125,074	0.0
322,600	5.500%, 05/15/35	354,581	0.0
171,781	5.500%, 05/20/35	185,696	0.0
83,399	5.500%, 06/20/35	90,049	0.0
684,717	5.500%, 07/15/35	764,419	0.1
525,103	5.500%, 08/15/35	579,716	0.1
241,546	5.500%, 09/20/35	261,130	0.0
171,645	5.500%, 04/15/36	188,364	0.0
81,524	5.500%, 06/20/36	89,151	0.0
14,246	5.500%, 06/20/38	14,832	0.0
34,542	5.500%, 08/20/38	35,942	0.0
51,935	5.500%, 09/20/38	54,041	0.0
7,492	5.500%, 10/20/38	7,800	0.0
89,591	5.500%, 11/20/38	93,277	0.0
8,022	5.500%, 12/20/38	8,348	0.0
96,637	5.500%, 01/15/39	106,067	0.0
11,080	5.500%, 01/20/39	11,502	0.0
175,195	5.500%, 03/20/39	181,860	0.0
32,112	5.500%, 06/15/39	35,240	0.0
18,466	5.500%, 06/20/39	19,169	0.0
62,186	5.500%, 10/20/39	68,205	0.0
280,707	5.500%, 09/15/40	308,052	0.0
140,757	5.740%, 08/20/37	153,884	0.0
76,801	5.740%, 08/20/37	83,962	0.0
374,607	5.740%, 09/20/37	409,537	0.0
91,837	5.740%, 09/20/37	100,401	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
279,324	5.740%, 09/20/37	$305,374	0.0
449,675	5.740%, 10/20/37	494,314	0.1
108,923	5.740%, 04/20/38	119,077	0.0
196,769	5.750%, 11/15/24	205,713	0.0
1,029,691	5.750%, 07/15/29	1,125,400	0.1
860,401	5.750%, 08/15/29	938,891	0.1
152,704	5.750%, 11/15/29	166,749	0.0
938,283	5.750%, 11/15/29	1,025,941	0.1
19,190	5.900%, 03/20/28	21,120	0.0
74,105	5.900%, 05/20/28	81,587	0.0
22,342	5.900%, 08/20/28	24,552	0.0
48,381	5.900%, 09/20/28	53,258	0.0
1,490,437	5.970%, 11/15/31	1,506,249	0.1
49,707	6.000%, 01/20/24	51,616	0.0
137,836	6.000%, 10/15/25	153,988	0.0
350,877	6.000%, 04/15/26	377,345	0.0
50,872	6.000%, 10/20/27	56,267	0.0
196,289	6.000%, 05/15/29	210,711	0.0
201,482	6.000%, 07/15/29	223,584	0.0
112,279	6.000%, 10/20/34	127,465	0.0
239,047	6.000%, 03/15/37	267,596	0.0
4,801	6.000%, 09/20/37	4,806	0.0
15,447	6.000%, 05/20/38	16,923	0.0
179,044	6.000%, 08/20/38	191,316	0.0
43,584	6.000%, 09/20/38	46,572	0.0
85,961	6.000%, 10/20/38	91,853	0.0
230,570	6.000%, 11/15/38	257,989	0.0
243,070	6.000%, 12/15/38	271,979	0.0
172,816	6.000%, 12/15/38	193,334	0.0
626,631	6.000%, 08/15/39	714,609	0.1
457,685	6.000%, 08/15/39	512,023	0.1
9,496	6.250%, 09/15/20	9,632	0.0
121,812	6.490%, 01/15/28	136,274	0.0
40,304	6.500%, 07/20/29	46,004	0.0
55,693	6.500%, 07/20/32	56,940	0.0
231,928	6.500%, 02/15/34	249,933	0.0
1,644	6.500%, 09/20/34	1,727	0.0
14,685	7.500%, 08/20/27	17,071	0.0
		619,844,859	55.6

	Total U.S. Government Agency Obligations (Cost $751,664,575)	751,588,777	67.4

	Total Long-Term Investments (Cost $1,459,402,464)	1,459,022,674	130.9

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	U.S. Treasury Bills: 1.8%
20,441,000	United States Treasury Bill,
	1.450%, 03/29/18
	(Cost $20,370,755)	20,374,406	1.8

	Total Short-Term Investments (Cost $20,370,755)	20,374,406	1.8

	Total Investments in Securities (Cost $1,479,773,219)	$1,479,397,080	132.7
	Liabilities in Excess of Other Assets	(364,225,355)	(32.7)
	Net Assets	$1,115,171,725	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(2)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Settlement is on a when-issued or delayed-delivery basis.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2017
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$681,749,827	$–	$681,749,827
Commercial Mortgage-Backed Securities	–	17,369,323	–	17,369,323
U.S. Government Agency Obligations	–	751,588,777	–	751,588,777
Asset-Backed Securities	–	8,314,747	–	8,314,747
Short-Term Investments	–	20,374,406	–	20,374,406
Total Investments, at fair value	$–	$1,479,397,080	$–	$1,479,397,080
Other Financial Instruments+
Futures	819,948	–	–	819,948
Total Assets	$819,948	$1,479,397,080	$–	$1,480,217,028

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2017, the following futures contracts were outstanding for Voya GNMA Income Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	(553)	03/20/18	$(68,597,922)	$366,118
U.S. Treasury 2-Year Note	(322)	03/29/18	(68,943,219)	129,147
U.S. Treasury 5-Year Note	(497)	03/29/18	(57,733,539)	270,847
U.S. Treasury Long Bond	(217)	03/20/18	(33,201,000)	53,836
			$(228,475,680)	$819,948

A summary of derivative instruments are categorized by primary risk exposure in the following table.

The fair value of derivative instruments as of December 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$819,948
Total Asset Derivatives		$819,948

At December 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,481,576,026.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$9,648,199
Gross Unrealized Depreciation	(11,007,197)
Net Unrealized Depreciation	$(1,358,998)

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 97.1%
		Basic Materials: 7.5%
2,225,000	(1)	Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 02/01/25	$2,291,750	0.4
1,240,000		ArcelorMittal, 6.125%, 06/01/25	1,433,750	0.2
1,000,000		ArcelorMittal, 6.000%, 03/01/21	1,085,000	0.2
850,000		ArcelorMittal, 7.500%, 10/15/39	1,092,250	0.2
1,635,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/23	1,696,312	0.3
1,470,000	(1)	Cascades, Inc., 5.500%, 07/15/22	1,517,775	0.2
1,125,000		Chemours Co/The, 5.375%, 05/15/27	1,167,187	0.2
920,000	(1)	Constellium NV, 5.750%, 05/15/24	943,000	0.2
250,000	(1)	Constellium NV, 5.875%, 02/15/26	255,312	0.0
1,050,000	(1),(2)	Constellium NV, 6.625%, 03/01/25	1,109,062	0.2
1,785,000	(1)	Cornerstone Chemical Co., 6.750%, 08/15/24	1,785,000	0.3
940,000	(1)	Ferroglobe PLC / Globe Specialty Metals, Inc., 9.375%, 03/01/22	1,015,200	0.2
1,900,000	(2)	Freeport-McMoRan, Inc., 4.550%, 11/14/24	1,941,230	0.3
2,000,000		Freeport-McMoRan, Inc., 5.450%, 03/15/43	2,007,500	0.3
1,450,000		Hexion, Inc., 6.625%, 04/15/20	1,308,625	0.2
975,000	(1)	Hexion, Inc., 10.375%, 02/01/22	912,234	0.1
955,000	(1)	Hexion, Inc., 13.750%, 02/01/22	787,875	0.1
550,000		Huntsman International LLC, 4.875%, 11/15/20	574,063	0.1
1,080,000		Huntsman International LLC, 5.125%, 11/15/22	1,155,600	0.2
1,925,000	(1)	IAMGOLD Corp., 7.000%, 04/15/25	1,992,375	0.3
1,750,000	(1),(2)	INEOS Group Holdings SA, 5.625%, 08/01/24	1,828,750	0.3
2,100,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 10.500%, 04/15/23	2,383,500	0.4
2,000,000	(3),(4)	Momentive Performance Materials, Inc. Escrow, 8.875%, 10/15/20	–	–
1,500,000		Momentive Performance Materials, Inc., 3.880%, 10/24/21	1,571,250	0.3
2,320,000	(1)	Rayonier AM Products, Inc., 5.500%, 06/01/24	2,322,900	0.4
710,000	(1)	SPCM SA, 4.875%, 09/15/25	717,988	0.1
675,000		Steel Dynamics, Inc., 5.125%, 10/01/21	693,563	0.1
1,425,000		Steel Dynamics, Inc., 5.500%, 10/01/24	1,517,625	0.2
1,115,000		Teck Resources Ltd., 4.750%, 01/15/22	1,169,412	0.2
2,150,000		Teck Resources Ltd., 5.200%, 03/01/42	2,139,250	0.3
1,700,000	(1)	Tronox Finance LLC, 7.500%, 03/15/22	1,780,750	0.3
335,000	(1),(2)	Tronox Finance PLC, 5.750%, 10/01/25	345,050	0.1
330,000		Valvoline, Inc., 4.375%, 08/15/25	333,713	0.1
1,120,000		Valvoline, Inc., 5.500%, 07/15/24	1,192,800	0.2
1,105,000	(1)	WR Grace & Co-Conn, 5.125%, 10/01/21	1,164,394	0.2
555,000	(1)	WR Grace & Co-Conn, 5.625%, 10/01/24	600,788	0.1
			45,832,833	7.5

		Communications: 16.4%
1,860,000	(1)	Acosta, Inc., 7.750%, 10/01/22	1,367,100	0.2
1,000,000	(1),(2)	Altice Finco SA, 8.125%, 01/15/24	1,050,000	0.2
2,000,000	(1),(2)	Altice Luxembourg SA, 7.625%, 02/15/25	1,922,500	0.3
2,170,000	(1)	Altice Luxembourg SA, 7.750%, 05/15/22	2,129,312	0.3
1,845,000	(1)	Altice US Finance I Corp., 5.500%, 05/15/26	1,884,206	0.3
1,110,000		AMC Networks, Inc., 4.750%, 08/01/25	1,103,062	0.2
1,215,000	(1)	Block Communications, Inc., 6.875%, 02/15/25	1,278,787	0.2
1,040,000		Cablevision Systems Corp., 5.875%, 09/15/22	1,027,000	0.2
985,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/27	972,687	0.2
1,335,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/28	1,304,962	0.2
1,120,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	1,150,800	0.2
2,895,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	3,014,419	0.5
1,500,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/24	1,567,500	0.3
1,550,000		CenturyLink, Inc., 5.625%, 04/01/20	1,567,437	0.3
1,000,000		CenturyLink, Inc., 5.800%, 03/15/22	983,150	0.2
955,000	(1)	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	959,775	0.2
1,740,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,857,450	0.3
2,585,000		CSC Holdings LLC, 5.250%, 06/01/24	2,539,762	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,375,000	(1)	CSC Holdings LLC, 6.625%, 10/15/25	$1,491,848	0.2
570,000		DISH DBS Corp., 5.000%, 03/15/23	543,637	0.1
1,800,000		DISH DBS Corp., 5.875%, 07/15/22	1,815,750	0.3
2,175,000		DISH DBS Corp., 5.875%, 11/15/24	2,123,344	0.3
570,000		DISH DBS Corp., 6.750%, 06/01/21	600,637	0.1
1,000,000		Frontier Communications Corp., 7.625%, 04/15/24	667,500	0.1
1,685,000	(1)	Gray Television, Inc., 5.125%, 10/15/24	1,685,000	0.3
1,800,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,476,000	0.2
500,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	472,500	0.1
940,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	860,100	0.1
1,195,000		Level 3 Financing, Inc., 5.125%, 05/01/23	1,200,975	0.2
1,500,000		Level 3 Financing, Inc., 5.250%, 03/15/26	1,476,075	0.2
1,800,000		Level 3 Financing, Inc., 5.375%, 01/15/24	1,802,250	0.3
780,000		LIN Television Corp., 5.875%, 11/15/22	815,100	0.1
2,598,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	2,682,435	0.4
1,000,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 08/15/23	1,066,250	0.2
1,295,000	(1)	Netflix, Inc., 4.875%, 04/15/28	1,270,719	0.2
1,000,000		Netflix, Inc., 5.750%, 03/01/24	1,066,250	0.2
1,600,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 08/01/24	1,656,000	0.3
2,925,000	(1)	SFR Group SA, 6.250%, 05/15/24	2,943,281	0.5
2,230,000	(1)	Plantronics, Inc., 5.500%, 05/31/23	2,321,988	0.4
2,130,000	(1)	Salem Media Group, Inc., 6.750%, 06/01/24	2,130,000	0.4
1,185,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/27	1,180,556	0.2
1,520,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	1,571,300	0.3
2,250,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/27	2,266,875	0.4
500,000	(1)	Sirius XM Radio, Inc., 5.375%, 07/15/26	519,375	0.1
1,160,000	(1)	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,229,600	0.2
3,000,000		Sprint Communications, Inc., 6.000%, 11/15/22	3,007,500	0.5
5,110,000		Sprint Corp., 7.125%, 06/15/24	5,212,200	0.9
3,170,000		Sprint Corp., 7.250%, 09/15/21	3,364,163	0.6
1,400,000		Sprint Nextel Corp., 6.875%, 11/15/28	1,412,250	0.2
1,375,000		Telecom Italia Capital SA, 6.000%, 09/30/34	1,550,313	0.3
2,593,000		Telecom Italia Capital SA, 6.375%, 11/15/33	3,027,328	0.5
214,000		Telecom Italia Capital SA, 7.200%, 07/18/36	266,965	0.0
1,320,000	(1)	Telesat Canada / Telesat LLC, 8.875%, 11/15/24	1,481,700	0.2
150,000		T-Mobile USA, Inc., 5.125%, 04/15/25	156,188	0.0
750,000		T-Mobile USA, Inc., 6.125%, 01/15/22	775,500	0.1
1,000,000		T-Mobile USA, Inc., 6.000%, 03/01/23	1,049,500	0.2
1,300,000		T-Mobile USA, Inc., 6.500%, 01/15/26	1,421,875	0.2
1,250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	1,312,500	0.2
2,500,000	(1)	Univision Communications, Inc., 5.125%, 05/15/23	2,500,000	0.4
250,000	(1)	Univision Communications, Inc., 5.125%, 02/15/25	244,375	0.0
2,198,375	(1)	Windstream Services LLC / Windstream Finance Corp., 6.375%, 08/01/23	1,330,017	0.2
767,000	(1),(2)	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25	742,073	0.1
192,000	(2)	Windstream Services LLC, 7.750%, 10/15/20	163,200	0.0
1,045,000	(1)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/27	1,068,513	0.2
2,140,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,239,617	0.4
500,000		Zayo Group LLC / Zayo Capital, Inc., 6.375%, 05/15/25	530,625	0.1
			99,471,656	16.4

		Consumer, Cyclical: 17.4%
2,490,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/25	2,521,125	0.4
1,750,000	(1)	Adient Global Holdings Ltd., 4.875%, 08/15/26	1,806,875	0.3
750,000	(2)	AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	745,312	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,775,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	$1,757,250	0.3
730,000	(1)	American Greetings Corp., 7.875%, 02/15/25	792,050	0.1
2,050,000	(1)	American Tire Distributors, Inc., 10.250%, 03/01/22	2,121,750	0.4
2,000,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	2,092,400	0.3
1,270,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/25	1,274,762	0.2
1,231,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 02/15/21	1,260,236	0.2
2,130,000		AV Homes, Inc., 6.625%, 05/15/22	2,241,825	0.4
729,000	(2)	Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 05/01/22	781,852	0.1
1,700,000		CalAtlantic Group, Inc., 5.250%, 06/01/26	1,804,125	0.3
2,000,000		Caleres, Inc., 6.250%, 08/15/23	2,117,500	0.4
495,000	(1),(2)	Carlson Travel, Inc., 6.750%, 12/15/23	449,212	0.1
490,000	(1)	Carlson Travel, Inc., 9.500%, 12/15/24	395,675	0.1
1,300,000	(1)	Carmike Cinemas, Inc., 6.000%, 06/15/23	1,365,000	0.2
1,940,000	(1)	CCM Merger, Inc., 6.000%, 03/15/22	1,995,775	0.3
2,115,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	2,220,750	0.4
2,980,000		Century Communities, Inc., 5.875%, 07/15/25	3,002,350	0.5
1,975,000	(1)	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26	2,044,125	0.3
2,985,000	(1)	CRC Escrow Issuer LLC / CRC Finco, Inc., 5.250%, 10/15/25	3,023,208	0.5
1,960,000		Dana, Inc., 5.500%, 12/15/24	2,080,050	0.3
1,080,000	(1)	DBP Holding Corp., 7.750%, 10/15/20	604,800	0.1
2,000,000		Dollar Tree, Inc., 5.750%, 03/01/23	2,098,750	0.4
2,095,000	(1)	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24	2,309,737	0.4
520,000		GLP Capital L.P. / GLP Financing II, Inc., 4.375%, 04/15/21	535,600	0.1
1,040,000		GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 04/15/26	1,118,000	0.2
2,525,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/24	2,575,500	0.4
1,970,000		Goodyear Tire & Rubber Co., 5.125%, 11/15/23	2,060,403	0.3
825,000	(1)	Guitar Center, Inc., 6.500%, 04/15/19	767,250	0.1
815,000	(1)	H&E Equipment Services, Inc., 5.625%, 09/01/25	853,713	0.1
1,455,000		Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 04/01/27	1,525,931	0.3
2,690,000	(1)	Hot Topic, Inc., 9.250%, 06/15/21	2,568,950	0.4
900,000	(1)	International Game Technology PLC, 6.250%, 02/15/22	974,250	0.2
865,000	(1)	International Game Technology PLC, 6.500%, 02/15/25	970,963	0.2
1,040,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	1,075,100	0.2
1,040,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	1,097,200	0.2
2,145,000		L Brands, Inc., 6.750%, 07/01/36	2,155,725	0.4
2,115,000	(1)	Lions Gate Entertainment Corp., 5.875%, 11/01/24	2,244,544	0.4
1,330,000		M/I Homes, Inc., 5.625%, 08/01/25	1,356,494	0.2
940,000		M/I Homes, Inc., 6.750%, 01/15/21	977,600	0.2
1,750,000	(2)	Men's Wearhouse, Inc./The, 7.000%, 07/01/22	1,765,400	0.3
1,225,000		Meritage Homes Corp., 5.125%, 06/06/27	1,249,500	0.2
1,406,000		Meritage Homes Corp., 7.000%, 04/01/22	1,588,780	0.3
2,000,000		MGM Resorts International, 6.000%, 03/15/23	2,165,000	0.4
1,000,000		MGM Resorts International, 7.750%, 03/15/22	1,142,500	0.2
1,800,000	(1)	Navistar International Corp., 6.625%, 11/01/25	1,882,584	0.3
1,680,000	(1),(2)	Neiman Marcus Group Ltd., Inc., 8.000%, 10/15/21	974,736	0.2
1,833,125	(1),(5)	Neiman Marcus Group Ltd., Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 10/15/21	989,521	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,270,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/27	$2,360,800	0.4
240,000	(1)	PetSmart, Inc., 5.875%, 06/01/25	185,400	0.0
3,435,000	(1)	PetSmart, Inc., 7.125%, 03/15/23	2,052,412	0.3
800,000		PulteGroup, Inc., 5.500%, 03/01/26	873,000	0.1
2,085,000	(1),(2)	Rite Aid Corp., 6.125%, 04/01/23	1,889,531	0.3
240,000	(1)	Rite Aid Corp., 6.875%, 12/15/28	186,000	0.0
600,000		CalAtlantic Group, Inc., 5.375%, 10/01/22	645,750	0.1
855,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/25	859,275	0.1
1,180,000		Scientific Games International, Inc., 6.625%, 05/15/21	1,224,250	0.2
790,000	(1)	Scientific Games International, Inc., 7.000%, 01/01/22	834,438	0.1
1,685,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,855,606	0.3
1,705,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/25	1,845,663	0.3
790,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/24	803,825	0.1
1,585,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/27	1,644,438	0.3
2,096,000		Springs Industries, Inc., 6.250%, 06/01/21	2,143,160	0.4
600,000		CalAtlantic Group, Inc., 8.375%, 01/15/21	693,750	0.1
2,055,000	(1)	Station Casinos LLC, 5.000%, 10/01/25	2,070,413	0.3
1,450,000	(1)	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	790,250	0.1
1,340,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/27	1,366,800	0.2
657,000	(1)	WMG Acquisition Corp., 5.625%, 04/15/22	679,174	0.1
1,960,000	(1)	WMG Acquisition Corp., 6.750%, 04/15/22	2,053,100	0.3
1,120,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/26	1,120,000	0.2
			105,698,773	17.4

		Consumer, Non-cyclical: 17.2%
1,160,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	1,168,700	0.2
1,000,000		Acadia Healthcare Co., Inc., 5.625%, 02/15/23	1,020,000	0.2
110,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/24	114,950	0.0
2,115,000	(2)	Albertsons Cos LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 06/15/24	2,030,400	0.3
1,381,875	(1),(5)	BI-LO LLC / BI-LO Finance Corp., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/18	449,109	0.1
1,335,000	(1),(2)	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	1,278,262	0.2
1,245,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/25	1,129,837	0.2
515,000		Centene Corp., 4.750%, 01/15/25	525,300	0.1
1,775,000		Centene Corp., 5.625%, 02/15/21	1,828,250	0.3
1,180,000		Centene Corp., 6.125%, 02/15/24	1,250,800	0.2
505,000		Central Garden & Pet Co., 5.125%, 02/01/28	506,262	0.1
1,835,000		Central Garden & Pet Co., 6.125%, 11/15/23	1,949,687	0.3
1,830,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/23	1,656,150	0.3
1,315,000	(2)	CHS/Community Health Systems, Inc., 7.125%, 07/15/20	989,537	0.2
1,525,000	(2)	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	1,300,062	0.2
750,000		Cott Beverages, Inc., 5.375%, 07/01/22	780,151	0.1
1,455,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/25	1,500,469	0.2
1,750,000	(1)	APTIM Corp., 7.750%, 06/15/25	1,680,000	0.3
1,340,000		DaVita, Inc., 5.125%, 07/15/24	1,355,912	0.2
1,275,000	(1),(5)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/22	1,300,500	0.2
450,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/24	457,875	0.1
1,190,000	(1)	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/23	934,150	0.2
840,000	(1)	Envision Healthcare Corp., 5.125%, 07/01/22	819,000	0.1
1,805,000		Envision Healthcare Corp., 5.625%, 07/15/22	1,832,075	0.3
3,120,000		HCA Healthcare, Inc., 6.250%, 02/15/21	3,315,000	0.5
4,315,000		HCA, Inc., 5.375%, 02/01/25	4,476,812	0.7
1,350,000		HCA, Inc., 5.500%, 06/15/47	1,350,000	0.2
1,800,000		HCA, Inc., 7.500%, 02/15/22	2,029,500	0.3
416,000	(1)	Herc Rentals, Inc., 7.500%, 06/01/22	450,320	0.1
454,000	(1),(2)	Herc Rentals, Inc., 7.750%, 06/01/24	500,535	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
575,000	(1)	Hertz Corp./The, 7.625%, 06/01/22	$603,750	0.1
1,535,000	(1),(2)	Hertz Corp., 5.500%, 10/15/24	1,393,012	0.2
1,000,000	(2)	Hertz Corp., 7.375%, 01/15/21	1,015,000	0.2
2,305,000	(1)	Hill-Rom Holdings, Inc., 5.750%, 09/01/23	2,423,131	0.4
2,095,000	(1)	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	2,121,188	0.3
1,150,000	(1)	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 06/01/21	1,174,437	0.2
830,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/25	803,025	0.1
1,250,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/24	1,214,063	0.2
990,000	(1)	Lamb Weston Holdings, Inc., 4.625%, 11/01/24	1,024,650	0.2
990,000	(1)	Lamb Weston Holdings, Inc., 4.875%, 11/01/26	1,037,025	0.2
1,960,000	(1)	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,031,050	0.3
2,080,000	(1)	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	2,106,000	0.3
1,815,000		Molina Healthcare, Inc., 5.375%, 11/15/22	1,901,213	0.3
2,900,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/24	3,095,750	0.5
575,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	592,969	0.1
420,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/25	433,650	0.1
420,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/27	433,650	0.1
1,965,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 01/15/24	2,087,813	0.3
580,000	(1),(5)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/22	603,200	0.1
600,000	(1)	Post Holdings, Inc., 5.000%, 08/15/26	591,750	0.1
1,150,000	(1)	Post Holdings, Inc., 8.000%, 07/15/25	1,298,063	0.2
1,960,000	(2)	Revlon Consumer Products Corp., 6.250%, 08/01/24	1,205,400	0.2
285,000	(2)	RR Donnelley & Sons Co., 6.000%, 04/01/24	267,544	0.0
420,000		ServiceMaster Co. LLC, 7.450%, 08/15/27	456,750	0.1
1,355,000		Spectrum Brands, Inc., 5.750%, 07/15/25	1,432,913	0.2
2,040,000	(1)	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	2,131,800	0.4
1,230,000	(1),(5)	Sterigenics-Nordion Topco LLC, 8.125% (PIK Rate 8.875%, Cash Rate 8.125%), 11/01/21	1,245,375	0.2
1,580,000		Teleflex, Inc., 5.250%, 06/15/24	1,655,050	0.3
1,145,000	(1)	Tenet Healthcare Corp., 5.125%, 05/01/25	1,120,669	0.2
1,975,000		Tenet Healthcare Corp., 6.750%, 02/01/20	2,002,156	0.3
2,860,000	(2)	Tenet Healthcare Corp., 6.750%, 06/15/23	2,784,925	0.5
1,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	1,021,250	0.2
900,000		United Rentals North America, Inc., 4.625%, 10/15/25	909,000	0.1
1,170,000		United Rentals North America, Inc., 4.875%, 01/15/28	1,178,775	0.2
500,000		United Rentals North America, Inc., 5.500%, 05/15/27	527,500	0.1
1,575,000	(1)	US Foods, Inc., 5.875%, 06/15/24	1,661,625	0.3
1,750,000	(1)	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	1,610,000	0.3
1,450,000	(1)	Valeant Pharmaceuticals International, Inc., 5.500%, 11/01/25	1,482,625	0.2
420,000	(1)	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25	385,875	0.1
360,000	(1)	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22	378,900	0.1
4,315,000	(1)	Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/21	4,363,544	0.7
1,135,000	(1)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	1,217,288	0.2
2,020,000	(1),(2)	Valeant Pharmaceuticals International, Inc., 7.250%, 07/15/22	2,050,300	0.3
590,000	(1)	Valeant Pharmaceuticals International, Inc., 9.000%, 12/15/25	616,373	0.1
2,575,000	(1)	Vizient, Inc., 10.375%, 03/01/24	2,903,313	0.5

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,235,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/25	$2,251,763	0.4
			104,824,707	17.2

		Energy: 15.6%
240,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	252,708	0.0
2,000,000		Antero Resources Corp., 5.125%, 12/01/22	2,050,000	0.3
900,000		Antero Resources Corp., 5.000%, 03/01/25	922,500	0.2
2,950,000	(1),(2)	California Resources Corp., 8.000%, 12/15/22	2,444,812	0.4
1,250,000	(2)	Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	1,262,500	0.2
1,680,000	(1)	Centennial Resource Production LLC, 5.375%, 01/15/26	1,715,700	0.3
2,205,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/27	2,286,364	0.4
1,235,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25	1,340,747	0.2
1,520,000	(2)	Chesapeake Energy Corp., 6.125%, 02/15/21	1,546,600	0.3
700,000		Chesapeake Energy Corp., 6.625%, 08/15/20	731,500	0.1
2,295,000	(1),(2)	Chesapeake Energy Corp., 8.000%, 01/15/25	2,320,819	0.4
1,665,000	(1)	Continental Resources, Inc./OK, 4.375%, 01/15/28	1,645,769	0.3
1,400,000		Continental Resources, Inc./OK, 4.500%, 04/15/23	1,431,500	0.2
1,500,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	1,528,125	0.3
2,105,000	(1)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/25	2,199,093	0.4
1,080,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/25	1,119,150	0.2
1,000,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/23	1,044,200	0.2
2,320,000	(1)	Delek Logistics Partners L.P., 6.750%, 05/15/25	2,354,800	0.4
1,600,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	1,176,000	0.2
1,485,000		Diamondback Energy, Inc., 4.750%, 11/01/24	1,497,994	0.2
2,045,000		Eclipse Resources Corp., 8.875%, 07/15/23	2,108,906	0.3
840,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/26	856,800	0.1
1,260,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/28	1,298,745	0.2
1,750,000	(2)	Ensco PLC, 5.200%, 03/15/25	1,496,250	0.2
800,000		Ensco PLC, 5.750%, 10/01/44	552,000	0.1
1,470,000		Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/21	1,571,062	0.3
879,000		EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 06/15/23	479,055	0.1
1,500,000		EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 05/01/20	1,275,000	0.2
1,500,000		EP Energy LLC/ Everest Acquisition Finance, Inc., 9.375%, 05/01/24	1,276,787	0.2
1,465,000		Gulfport Energy Corp., 6.000%, 10/15/24	1,472,325	0.2
495,000		Gulfport Energy Corp., 6.375%, 05/15/25	499,331	0.1
420,000	(1)	Gulfport Energy Corp., 6.375%, 01/15/26	424,200	0.1
1,045,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/26	1,084,188	0.2
1,750,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/24	1,741,250	0.3
2,100,000	(1)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/25	2,118,375	0.4
1,135,000	(1)	Lonestar Resources America, Inc., 8.750%, 04/15/19	1,194,020	0.2
1,350,000	(1)	Lonestar Resources America, Inc., 11.250%, 01/01/23	1,387,125	0.2
1,485,000		Murphy Oil Corp., 4.450%, 12/01/22	1,494,281	0.2
1,000,000		Murphy Oil Corp., 5.750%, 08/15/25	1,025,000	0.2
530,000		Murphy Oil Corp., 6.875%, 08/15/24	567,100	0.1
130,000		Murphy Oil USA, Inc., 5.625%, 05/01/27	137,014	0.0
1,910,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	2,000,725	0.3
1,470,000	(1)	Murray Energy Corp., 11.250%, 04/15/21	757,050	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,800,000		Newfield Exploration Co., 5.625%, 07/01/24	$1,944,000	0.3
220,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/22	224,538	0.0
1,000,000	(1)	NGPL PipeCo LLC, 4.875%, 08/15/27	1,041,250	0.2
1,845,000		NuStar Logistics L.P., 5.625%, 04/28/27	1,881,900	0.3
2,285,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	2,364,975	0.4
435,000	(1)	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	450,225	0.1
1,050,000		Range Resources Corp., 5.875%, 07/01/22	1,076,250	0.2
1,950,000	(1)	Rockies Express Pipeline LLC, 5.625%, 04/15/20	2,052,375	0.3
1,985,000		Rowan Cos, Inc., 5.400%, 12/01/42	1,488,750	0.2
1,630,000	(2)	Sanchez Energy Corp., 6.125%, 01/15/23	1,389,575	0.2
400,000		Sanchez Energy Corp., 7.750%, 06/15/21	378,000	0.1
2,100,000	(1)	SRC Energy, Inc., 6.250%, 12/01/25	2,157,750	0.4
625,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	628,125	0.1
1,215,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	1,231,269	0.2
102,000		SunCoke Energy, Inc., 7.625%, 08/01/19	102,112	0.0
2,225,000		Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	2,350,156	0.4
2,075,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/28	2,102,909	0.3
3,100,000	(2)	Transocean, Inc., 6.800%, 03/15/38	2,514,875	0.4
2,367,000		Unit Corp., 6.625%, 05/15/21	2,396,588	0.4
2,030,000	(1)	Vermilion Energy, Inc., 5.625%, 03/15/25	2,027,463	0.3
1,300,000		Weatherford International LLC, 6.800%, 06/15/37	1,085,500	0.2
1,250,000	(2)	Weatherford International Ltd., 4.500%, 04/15/22	1,137,500	0.2
1,945,000		WildHorse Resource Development Corp., 6.875%, 02/01/25	1,993,625	0.3
3,240,000		WPX Energy, Inc., 6.000%, 01/15/22	3,402,000	0.6
			95,109,180	15.6

		Financial: 4.9%
2,600,000	(2)	Ally Financial, Inc., 5.750%, 11/20/25	2,843,750	0.5
1,500,000		Ally Financial, Inc., 7.500%, 09/15/20	1,665,000	0.3
735,000		Ally Financial, Inc., 8.000%, 03/15/20	812,175	0.1
1,060,000		CIT Group, Inc., 5.000%, 08/15/22	1,126,250	0.2
250,000		CIT Group, Inc., 5.375%, 05/15/20	264,687	0.0
1,150,000	(1)	CNG Holdings, Inc., 9.375%, 05/15/20	1,121,250	0.2
965,000		Equinix, Inc., 5.375%, 04/01/23	1,002,635	0.2
1,300,000		Equinix, Inc., 5.750%, 01/01/25	1,386,125	0.2
2,350,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/25	2,379,375	0.4
1,120,000	(1)	FBM Finance, Inc., 8.250%, 08/15/21	1,195,600	0.2
1,100,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/24	1,177,000	0.2
820,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/27	837,425	0.1
200,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.250%, 08/01/26	208,000	0.0
1,000,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	1,040,000	0.2
1,000,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 03/01/24	1,062,500	0.2
1,965,000		Navient Corp., 5.875%, 10/25/24	1,960,087	0.3
1,250,000		Navient Corp., 6.125%, 03/25/24	1,271,875	0.2
2,000,000		Navient Corp., 7.250%, 09/25/23	2,140,000	0.4
1,405,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/28	1,390,529	0.2
2,040,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	2,119,050	0.3
340,000		SLM Corp., 5.125%, 04/05/22	354,450	0.1
410,000		Springleaf Finance Corp., 6.125%, 05/15/22	427,425	0.1
1,850,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/25	1,887,000	0.3
			29,672,188	4.9

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 10.3%
1,975,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/24	$2,024,375	0.3
370,000		AECOM, 5.750%, 10/15/22	387,575	0.1
2,120,000		AECOM, 5.875%, 10/15/24	2,306,984	0.4
2,425,000	(5)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/23	2,540,187	0.4
508,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/25	535,940	0.1
1,000,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	1,092,500	0.2
1,580,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	1,659,000	0.3
1,034,000	(1)	BMC East LLC, 5.500%, 10/01/24	1,072,775	0.2
1,250,000	(1)	Bombardier, Inc., 6.000%, 10/15/22	1,237,500	0.2
1,430,000	(1)	Bombardier, Inc., 7.500%, 12/01/24	1,455,025	0.2
2,435,000	(1)	Bombardier, Inc., 8.750%, 12/01/21	2,690,675	0.4
400,000	(1)	Builders FirstSource, Inc., 5.625%, 09/01/24	417,780	0.1
2,555,000	(1)	BWAY Holding Co., 7.250%, 04/15/25	2,644,425	0.4
1,680,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/24	1,680,504	0.3
1,720,000	(1)	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	1,767,300	0.3
2,100,000	(1)	Itron, Inc., 5.000%, 01/15/26	2,113,125	0.4
1,260,000	(1)	Jeld-Wen, Inc., 4.625%, 12/15/25	1,272,600	0.2
1,260,000	(1)	Jeld-Wen, Inc., 4.875%, 12/15/27	1,275,750	0.2
1,355,000	(1)	Koppers, Inc., 6.000%, 02/15/25	1,439,687	0.2
1,375,000	(1)	Masonite International Corp., 5.625%, 03/15/23	1,444,162	0.2
210,000	(1)	Multi-Color Corp., 4.875%, 11/01/25	211,313	0.0
2,325,000	(1)	Multi-Color Corp., 6.125%, 12/01/22	2,438,344	0.4
1,440,000	(1)	Novelis Corp., 5.875%, 09/30/26	1,472,400	0.2
600,000	(1)	Novelis Corp., 6.250%, 08/15/24	630,000	0.1
1,630,000		Orbital ATK, Inc., 5.500%, 10/01/23	1,727,800	0.3
1,545,000		Oshkosh Corp., 5.375%, 03/01/22	1,595,213	0.3
725,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	782,547	0.1
1,975,000	(1)	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/25	2,210,766	0.4
1,680,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/25	1,734,600	0.3
1,030,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	1,067,338	0.2
135,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/24	144,838	0.0
2,000,000	(1)	RSI Home Products, Inc., 6.500%, 03/15/23	2,105,000	0.3
1,000,000	(1)	Sealed Air Corp., 5.125%, 12/01/24	1,075,000	0.2
500,000	(1)	Sealed Air Corp., 5.500%, 09/15/25	546,250	0.1
2,485,000	(1)	Shape Technologies Group, Inc., 7.625%, 02/01/20	2,547,125	0.4
2,265,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/25	2,429,212	0.4
440,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/23	459,800	0.1
2,000,000		Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/22	2,225,000	0.4
1,200,000		TransDigm, Inc., 6.375%, 06/15/26	1,219,500	0.2
820,000		TransDigm, Inc., 6.500%, 05/15/25	840,500	0.1
2,220,000	(1)	Wrangler Buyer Corp., 6.000%, 10/01/25	2,297,700	0.4
1,620,000	(1)	Zekelman Industries, Inc., 9.875%, 06/15/23	1,826,550	0.3
			62,644,665	10.3

		Technology: 6.2%
1,575,000	(1)	Ascend Learning LLC, 6.875%, 08/01/25	1,630,125	0.3
2,550,000	(1)	BMC Software Finance, Inc., 8.125%, 07/15/21	2,578,687	0.4
840,000	(1),(5)	Boxer Parent Co., Inc., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 10/15/19	842,730	0.1
1,645,000	(1)	CDK Global, Inc., 4.875%, 06/01/27	1,669,675	0.3
605,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	629,200	0.1
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,638,750	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
970,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/25	$973,637	0.2
1,200,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/23	1,298,077	0.2
540,000	(1)	Dell International LLC / EMC Corp., 5.875%, 06/15/21	561,600	0.1
1,200,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/26	1,324,987	0.2
540,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/24	591,431	0.1
1,445,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/24	1,549,763	0.3
1,000,000	(1)	First Data Corp., 5.750%, 01/15/24	1,042,250	0.2
4,000,000	(1)	First Data Corp., 7.000%, 12/01/23	4,240,000	0.7
1,890,000	(1),(5)	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125% (PIK Rate 7.875%, Cash Rate 7.125%), 05/01/21	1,941,975	0.3
1,955,000	(1)	Micron Technology, Inc., 5.250%, 01/15/24	2,040,531	0.3
590,000	(1)	MSCI, Inc., 5.250%, 11/15/24	624,663	0.1
1,125,000	(1)	MSCI, Inc., 5.750%, 08/15/25	1,213,594	0.2
750,000		NCR Corp., 5.000%, 07/15/22	766,875	0.1
1,800,000		NCR Corp., 6.375%, 12/15/23	1,890,000	0.3
1,720,000	(1)	Open Text Corp., 5.625%, 01/15/23	1,799,550	0.3
800,000	(1)	Open Text Corp., 5.875%, 06/01/26	864,000	0.1
440,000		Qorvo, Inc., 6.750%, 12/01/23	474,650	0.1
440,000		Qorvo, Inc., 7.000%, 12/01/25	493,350	0.1
1,000,000	(1)	Quintiles IMS, Inc., 5.000%, 10/15/26	1,028,750	0.2
1,425,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/24	1,496,250	0.2
600,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 02/01/23	630,000	0.1
1,805,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 10.500%, 02/01/24	1,886,225	0.3
			37,721,325	6.2

		Utilities: 1.6%
735,000	(1)	Calpine Corp., 5.250%, 06/01/26	723,064	0.1
725,000	(2)	Calpine Corp., 5.375%, 01/15/23	708,687	0.1
1,725,000	(2)	Calpine Corp., 5.750%, 01/15/25	1,645,219	0.3
1,000,000		DPL, Inc., 7.250%, 10/15/21	1,113,750	0.2
1,500,000	(1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	1,569,375	0.3
840,000	(1)	NRG Energy, Inc., 5.750%, 01/15/28	850,500	0.1
500,000		NRG Energy, Inc., 6.250%, 07/15/22	522,500	0.1
1,700,000		NRG Energy, Inc., 6.625%, 01/15/27	1,806,250	0.3
475,000		NRG Energy, Inc., 7.250%, 05/15/26	519,526	0.1
			9,458,871	1.6

	Total Corporate Bonds/Notes
	(Cost $577,521,477)		590,434,198	97.1

BANK LOANS: 0.5%
		Communications: 0.3%
2,750,000		iHeart Communications, Inc. Term Loan D, 8.122%, (US0003M + 6.750%), 01/30/19	2,075,103	0.3

		Healthcare - Services: 0.2%
1,220,330		Kindred Healthcare, Inc., 5.100%, (US0003M + 3.500%), 04/09/21	1,228,720	0.2

	Total Bank Loans
	(Cost $3,675,673)		3,303,823	0.5

Shares			Value	Percentage of Net Assets
COMMON STOCK: –%
Consumer Discretionary: –%
195	(3),(6)	American Media, Inc.	–	–

Total Common Stock
	(Cost $7,957)		–	–

Total Long-Term Investments
	(Cost $581,205,107)		593,738,021	97.6

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.2%
	Securities Lending Collateral(7): 5.9%
8,512,714	Citibank N.A., Repurchase Agreement dated 12/29/17, 1.41%, due 01/02/18 (Repurchase Amount $8,514,029, collateralized by various U.S. Government Agency Obligations, 3.000%-4.500%, Market Value plus accrued interest $8,682,968, due 02/01/26-02/01/46)	$8,512,714	1.4
6,744,454	Jefferies LLC, Repurchase Agreement dated 12/29/17, 1.55%, due 01/02/18 (Repurchase Amount $6,745,600, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $6,879,343, due 01/10/18-12/20/47)	6,744,454	1.1
3,558,948	Merrill Lynch & Co., Inc., Repurchase Agreement dated 12/29/17, 1.40%, due 01/02/18 (Repurchase Amount $3,559,494, collateralized by various U.S. Government Securities, 1.875%-2.750%, Market Value plus accrued interest $3,630,128, due 07/31/22-08/15/42)	3,558,948	0.6
8,512,714	Mizuho Securities USA LLC, Repurchase Agreement dated 12/29/17, 1.40%, due 01/02/18 (Repurchase Amount $8,514,020, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.125%-3.500%, Market Value plus accrued interest $8,682,972, due 04/15/21-11/01/47)	8,512,714	1.4
8,512,714	Nomura Securities, Repurchase Agreement dated 12/29/17, 1.42%, due 01/02/18 (Repurchase Amount $8,514,039, collateralized by various U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $8,682,968, due 04/05/18-11/20/67)	8,512,714	1.4
		35,841,544	5.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
8,205,000	(8) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.170%
	(Cost $8,205,000)	8,205,000	1.3

	Total Short-Term Investments
	(Cost $44,046,544)	44,046,544	7.2

	Total Investments in Securities (Cost $625,251,651)	$637,784,565	104.8
	Liabilities in Excess of Other Assets	(29,398,284)	(4.8)
	Net Assets	$608,386,281	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Defaulted security
(5)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	Non-income producing security.
(7)	Represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of December 31, 2017.

Reference Rate Abbreviations:
US0003M	3-month LIBOR

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–
Total Common Stock	–	–	–	–
Corporate Bonds/Notes	–	590,434,198	–	590,434,198
Bank Loans	–	3,303,823	–	3,303,823
Short-Term Investments	8,205,000	35,841,544	–	44,046,544
Total Investments, at fair value	$8,205,000	$629,579,565	$–	$637,784,565

At December 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $625,284,422.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$23,397,575
Gross Unrealized Depreciation	(10,897,432)

Net Unrealized Appreciation	$12,500,143

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.1%
		Basic Materials: 0.8%
3,700,000	(1)	Anglo American Capital PLC, 4.750%, 04/10/27	$3,877,241	0.1
2,000,000		ArcelorMittal, 6.000%, 03/01/21	2,170,000	0.0
1,290,000		ArcelorMittal, 7.250%, 03/01/41	1,638,300	0.0
2,155,000		ArcelorMittal, 7.500%, 10/15/39	2,769,175	0.1
2,250,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/10/28	2,216,363	0.1
2,250,000		Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	2,421,360	0.1
1,200,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	1,291,392	0.0
3,255,000		Dow Chemical Co/The, 4.625%, 10/01/44	3,569,192	0.1
361,000		Eastman Chemical Co., 2.700%, 01/15/20	363,481	0.0
1,897,000	(1)	Georgia-Pacific LLC, 2.539%, 11/15/19	1,904,126	0.0
1,960,000	(1)	Georgia-Pacific LLC, 3.163%, 11/15/21	1,995,786	0.0
1,360,000	(1)	Georgia-Pacific LLC, 3.734%, 07/15/23	1,417,627	0.0
1,242,000		Goldcorp, Inc., 3.700%, 03/15/23	1,273,545	0.0
1,737,000		International Paper Co., 4.350%, 08/15/48	1,819,499	0.0
3,500,000		Sherwin-Williams Co/The, 3.125%, 06/01/24	3,523,501	0.1
6,885,000		Teck Resources Ltd., 6.000%, 08/15/40	7,693,988	0.2
			39,944,576	0.8

		Communications: 3.7%
2,075,000		21st Century Fox America, Inc., 3.000%, 09/15/22	2,107,347	0.0
2,455,000	(2)	Alibaba Group Holding Ltd., 3.600%, 11/28/24	2,548,428	0.1
10,180,000		Alibaba Group Holding Ltd, 3.400%, 12/06/27	10,187,077	0.2
6,565,000	(1)	Altice Financing SA, 6.625%, 02/15/23	6,890,624	0.1
4,173,000	(1)	Amazon.com, Inc., 4.050%, 08/22/47	4,512,644	0.1
6,180,000		AT&T, Inc., 3.400%, 08/14/24	6,219,302	0.1
592,000		AT&T, Inc., 4.125%, 02/17/26	606,395	0.0
9,711,000	(1)	AT&T, Inc., 4.300%, 02/15/30	9,722,406	0.2
2,657,000		AT&T, Inc., 4.550%, 03/09/49	2,508,562	0.0
3,222,000		AT&T, Inc., 4.800%, 06/15/44	3,196,020	0.1
1,622,000		AT&T, Inc., 5.150%, 03/15/42	1,687,508	0.0
3,275,000	(1)	AT&T, Inc., 5.150%, 11/15/46	3,356,919	0.1
8,046,000		AT&T, Inc., 5.150%, 02/14/50	8,117,707	0.2
410,000		AT&T, Inc., 5.450%, 03/01/47	439,467	0.0
4,000,000	(1)	CBS Corp., 3.700%, 06/01/28	3,951,917	0.1
3,628,000		CBS Corp., 4.600%, 01/15/45	3,710,223	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	1,025,000	0.0
3,600,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/27	3,555,000	0.1
475,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	488,063	0.0
920,000	(2)	CenturyLink, Inc., 6.750%, 12/01/23	905,050	0.0
4,265,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/28	4,090,856	0.1
2,660,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	2,777,730	0.1
5,387,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	5,734,889	0.1
3,680,000		Comcast Corp., 4.250%, 01/15/33	4,015,331	0.1
2,900,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/27	2,907,250	0.1
1,620,000	(1)	Cox Communications, Inc., 2.950%, 06/30/23	1,598,728	0.0
5,125,000		CSC Holdings LLC, 5.250%, 06/01/24	5,035,313	0.1
5,480,000		Discovery Communications LLC, 2.950%, 03/20/23	5,429,135	0.1
5,705,000		DISH DBS Corp., 5.875%, 11/15/24	5,569,506	0.1
4,330,000		Level 3 Parent LLC, 5.750%, 12/01/22	4,358,362	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,990,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/99	$2,119,350	0.0
1,525,000		Netflix, Inc., 5.750%, 03/01/24	1,626,031	0.0
948,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	949,097	0.0
3,450,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/27	3,437,063	0.1
3,000,000	(1)	Sinclair Television Group, Inc., 5.625%, 08/01/24	3,101,250	0.1
2,205,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/27	2,221,538	0.0
2,880,000	(1)	Sirius XM Radio, Inc., 5.375%, 04/15/25	3,006,000	0.1
2,035,000		TEGNA, Inc., 6.375%, 10/15/23	2,139,294	0.0
1,190,000		Telecom Italia Capital SA, 6.375%, 11/15/33	1,389,325	0.0
3,775,000		Telecom Italia Capital SA, 7.721%, 06/04/38	4,888,625	0.1
2,350,000		Time Warner Cable LLC, 5.500%, 09/01/41	2,455,686	0.0
2,829,000		Time Warner Cable LLC, 5.875%, 11/15/40	3,077,080	0.1
3,101,000		Time Warner, Inc., 4.050%, 12/15/23	3,247,437	0.1
2,074,000		Time Warner, Inc., 5.350%, 12/15/43	2,293,831	0.0
1,380,000		Time Warner, Inc., 6.500%, 11/15/36	1,733,569	0.0
3,355,000		T-Mobile USA, Inc., 6.500%, 01/15/26	3,669,531	0.1
1,435,000		T-Mobile USA, Inc., 6.625%, 04/01/23	1,499,575	0.0
7,545,000	(1)	Univision Communications, Inc., 5.125%, 02/15/25	7,375,238	0.1
1,560,000	(1)	UPCB Finance IV Ltd., 5.375%, 01/15/25	1,578,564	0.0
308,000		Verizon Communications, Inc., 3.000%, 11/01/21	311,680	0.0
1,902,000		Verizon Communications, Inc., 4.150%, 03/15/24	2,002,757	0.0
3,935,000		Verizon Communications, Inc., 4.500%, 08/10/33	4,136,189	0.1
10,674,000		Verizon Communications, Inc., 4.812%, 03/15/39	11,196,362	0.2
3,772,000		Verizon Communications, Inc., 4.862%, 08/21/46	3,940,978	0.1
1,129,000		Verizon Communications, Inc., 5.012%, 08/21/54	1,157,550	0.0
861,000		Viacom, Inc., 4.375%, 03/15/43	747,438	0.0
3,580,000	(1)	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	3,629,225	0.1
			196,183,022	3.7

		Consumer, Cyclical: 2.8%
4,875,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/25	4,935,937	0.1
1,948,000	(1)	Air Canada 2017-1 Class AA Pass Through Trust, 3.300%, 07/15/31	1,938,260	0.0
2,530,000	(1)	Alimentation Couche-Tard, Inc., 2.700%, 07/26/22	2,509,088	0.1
5,210,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	5,157,900	0.1
2,332,080		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	2,325,247	0.1
2,585,000		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/30	2,650,142	0.1
1,780,000		American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/31	1,804,297	0.0
1,780,000		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/31	1,801,235	0.0
1,830,000		American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 04/15/27	1,831,098	0.0
1,070,459		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/25	1,121,306	0.0
5,175,000	(1)	CRC Escrow Issuer LLC / CRC Finco, Inc., 5.250%, 10/15/25	5,241,240	0.1
4,090,000		CVS Health Corp., 5.125%, 07/20/45	4,701,593	0.1
5,130,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/21	5,088,306	0.1
2,115,000	(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	2,233,969	0.0
2,875,000	(1)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/26	3,122,969	0.1
3,368,281		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/24	3,729,259	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,624,972		Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.625%, 01/30/29	$1,685,128	0.0
3,970,000		DR Horton, Inc., 4.750%, 02/15/23	4,244,487	0.1
2,371,000		Ford Motor Co., 5.291%, 12/08/46	2,587,781	0.1
3,266,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	3,382,435	0.1
1,165,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,291,038	0.0
2,200,000		General Motors Co., 5.400%, 04/01/48	2,406,793	0.1
1,645,000		General Motors Financial Co., Inc., 3.950%, 04/13/24	1,695,452	0.0
1,732,000		General Motors Financial Co., Inc., 4.350%, 01/17/27	1,804,165	0.0
1,715,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	1,760,019	0.0
4,459,000	(1)	Lennar Corp., 4.750%, 11/29/27	4,614,173	0.1
3,926,000		Lowe's Cos, Inc., 3.700%, 04/15/46	3,948,511	0.1
2,256,000		McDonald's Corp., 4.875%, 12/09/45	2,621,590	0.1
2,110,000		MDC Holdings, Inc., 6.000%, 01/15/43	2,073,075	0.0
4,990,000		MGM Resorts International, 4.625%, 09/01/26	5,064,850	0.1
5,030,000	(1)	Nissan Motor Acceptance Corp., 2.600%, 09/28/22	4,969,715	0.1
2,471,000	(2)	Nordstrom, Inc., 4.000%, 03/15/27	2,465,735	0.1
1,760,000		Nordstrom, Inc., 5.000%, 01/15/44	1,701,468	0.0
2,780,000		O'Reilly Automotive, Inc., 3.600%, 09/01/27	2,794,942	0.1
1,605,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/24	1,633,087	0.0
5,790,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/27	6,007,125	0.1
5,100,000		Southwest Airlines Co., 3.450%, 11/16/27	5,082,889	0.1
1,960,000		Spirit Airlines Pass Through Trust 2017-1A, 3.650%, 08/15/31	1,961,176	0.0
1,960,000		Spirit Airlines Pass Through Trust 2017-1AA, 3.375%, 08/15/31	1,953,924	0.0
2,230,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	2,231,673	0.0
1,100,000		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/27	1,092,410	0.0
2,620,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	2,582,010	0.1
5,930,000		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/30	5,836,010	0.1
1,470,000		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/27	1,461,768	0.0
1,120,214		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	1,218,344	0.0
6,733,171		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	7,102,687	0.1
4,570,000		Wal-Mart Stores, Inc., 2.350%, 12/15/22	4,556,480	0.1
3,870,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/25	3,995,775	0.1
			148,018,561	2.8

		Consumer, Non-cyclical: 4.4%
2,232,000		Abbott Laboratories, 2.800%, 09/15/20	2,248,269	0.0
3,229,000		Abbott Laboratories, 4.750%, 11/30/36	3,637,010	0.1
2,267,000		Abbott Laboratories, 4.900%, 11/30/46	2,607,289	0.1
3,414,000		AbbVie, Inc., 3.200%, 05/14/26	3,409,200	0.1
7,138,000		AbbVie, Inc., 4.450%, 05/14/46	7,783,803	0.2
7,290,000		Allergan Funding SCS, 3.800%, 03/15/25	7,431,182	0.1
1,849,000		Aetna, Inc., 2.800%, 06/15/23	1,821,753	0.0
1,764,000		Aetna, Inc., 4.500%, 05/15/42	1,894,698	0.0
7,850,000		AmerisourceBergen Corp., 3.450%, 12/15/27	7,798,554	0.2
4,910,000		Amgen, Inc., 3.200%, 11/02/27	4,912,687	0.1
1,676,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	1,732,100	0.0
4,589,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	5,162,163	0.1
7,492,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	8,710,171	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,960,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	$2,142,336	0.0
1,956,000		Anthem, Inc., 3.650%, 12/01/27	1,997,255	0.0
4,159,000		Anthem, Inc., 5.100%, 01/15/44	4,868,517	0.1
3,580,000	(1)	BAT Capital Corp., 3.222%, 08/15/24	3,584,349	0.1
6,619,000	(1)	BAT Capital Corp., 3.557%, 08/15/27	6,639,032	0.1
2,938,000	(1)	BAT Capital Corp., 4.540%, 08/15/47	3,103,336	0.1
2,710,000	(1)	Bayer US Finance LLC, 3.000%, 10/08/21	2,738,977	0.1
7,600,000		Becton Dickinson and Co., 3.700%, 06/06/27	7,671,232	0.1
2,105,000	(1)	Brink's Co/The, 4.625%, 10/15/27	2,068,162	0.0
3,470,000		Cardinal Health, Inc., 2.616%, 06/15/22	3,415,130	0.1
3,500,000		Cardinal Health, Inc., 3.079%, 06/15/24	3,449,676	0.1
3,165,000	(2)	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	2,864,325	0.1
1,401,000		Envision Healthcare Corp., 5.625%, 07/15/22	1,422,015	0.0
2,680,000		Express Scripts Holding Co., 3.000%, 07/15/23	2,664,323	0.1
3,613,000		Gilead Sciences, Inc., 2.950%, 03/01/27	3,556,739	0.1
3,735,000		HCA, Inc., 5.500%, 06/15/47	3,735,000	0.1
1,500,000		HCA, Inc., 5.875%, 03/15/22	1,608,750	0.0
3,735,000		HCA, Inc., 5.875%, 02/15/26	3,959,100	0.1
2,695,000		HealthSouth Corp., 5.125%, 03/15/23	2,769,113	0.1
1,790,000	(1)	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	1,834,213	0.0
1,153,000		Humana, Inc., 3.150%, 12/01/22	1,161,758	0.0
1,145,000	(1)	IHS Markit Ltd, 4.000%, 03/01/26	1,149,294	0.0
3,430,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/20	3,465,000	0.1
2,290,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/22	2,368,583	0.0
5,325,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/25	5,151,938	0.1
3,010,000		Johnson & Johnson, 2.900%, 01/15/28	3,017,362	0.1
9,850,000		Johnson & Johnson, 3.400%, 01/15/38	10,102,585	0.2
3,786,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	3,761,989	0.1
1,025,000		Kroger Co/The, 5.150%, 08/01/43	1,111,611	0.0
6,821,000		Kroger Co/The, 4.450%, 02/01/47	6,832,184	0.1
3,000,000		Kroger Co/The, 4.650%, 01/15/48	3,080,545	0.1
1,155,000		Medtronic, Inc., 3.625%, 03/15/24	1,210,321	0.0
2,074,000		Medtronic, Inc., 4.375%, 03/15/35	2,340,781	0.0
1,658,000		Medtronic, Inc., 4.625%, 03/15/45	1,934,634	0.0
1,690,000		Mylan NV, 3.750%, 12/15/20	1,727,981	0.0
989,000		Mylan NV, 3.950%, 06/15/26	998,755	0.0
4,200,000		PepsiCo, Inc., 3.000%, 10/15/27	4,189,168	0.1
3,882,000		PepsiCo, Inc., 4.450%, 04/14/46	4,418,212	0.1
3,700,000		Philip Morris International, Inc., 3.125%, 03/02/28	3,692,195	0.1
2,689,000		Philip Morris International, Inc., 4.250%, 11/10/44	2,838,714	0.1
7,480,000	(1)	Post Holdings, Inc., 5.000%, 08/15/26	7,377,150	0.1
5,000,000		Procter & Gamble Co/The, 2.850%, 08/11/27	4,963,630	0.1
2,191,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/27	2,141,780	0.0
3,071,000		Reynolds American, Inc., 5.850%, 08/15/45	3,846,145	0.1
1,369,000	(2)	RR Donnelley & Sons Co., 6.500%, 11/15/23	1,327,930	0.0
4,885,000		Service Corp. International/US, 4.625%, 12/15/27	4,968,631	0.1
1,435,000		Teleflex, Inc., 4.625%, 11/15/27	1,452,651	0.0
2,070,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	1,804,559	0.0
2,440,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	2,017,747	0.0
950,000		United Rentals North America, Inc., 4.875%, 01/15/28	957,125	0.0
1,490,000		United Rentals North America, Inc., 5.500%, 07/15/25	1,584,988	0.0
3,310,000		UnitedHealth Group, Inc., 4.200%, 01/15/47	3,572,440	0.1
3,000,000	(1)	Universal Health Services, Inc., 4.750%, 08/01/22	3,063,750	0.1
1,000,000	(1)	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21	981,250	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
915,000	(1),(2)	Valeant Pharmaceuticals International, Inc., 7.250%, 07/15/22	$928,725	0.0
1,790,000	(1)	Wm Wrigley Jr Co., 2.400%, 10/21/18	1,795,192	0.0
			232,577,762	4.4

		Energy: 3.1%
1,342,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	1,418,101	0.0
2,228,000	(2)	Anadarko Petroleum Corp., 5.550%, 03/15/26	2,503,251	0.1
1,020,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	1,074,009	0.0
870,000		Antero Resources Corp., 5.375%, 11/01/21	895,012	0.0
850,000		Antero Resources Corp., 5.625%, 06/01/23	888,250	0.0
1,805,000		Apache Corp., 5.100%, 09/01/40	1,928,137	0.0
3,717,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	4,152,058	0.1
1,211,000		BP Capital Markets PLC, 3.119%, 05/04/26	1,224,974	0.0
5,856,000		BP Capital Markets PLC, 3.224%, 04/14/24	6,003,964	0.1
2,950,000		BP Capital Markets PLC, 3.279%, 09/19/27	2,988,995	0.1
4,000,000		Cenovus Energy, Inc., 3.800%, 09/15/23	4,044,293	0.1
2,338,000		Columbia Pipeline Group, Inc., 4.500%, 06/01/25	2,492,620	0.1
3,965,000	(1)	Continental Resources, Inc./OK, 4.375%, 01/15/28	3,919,204	0.1
2,700,000		Empresa Nacional del Petroleo, 3.750%, 08/05/26	2,686,520	0.1
400,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/26	398,003	0.0
1,523,000		Enbridge Energy Partners L.P., 9.875%, 03/01/19	1,648,540	0.0
983,000		Enbridge, Inc., 3.500%, 06/10/24	995,168	0.0
1,070,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,179,675	0.0
1,217,000		Energy Transfer L.P., 4.650%, 06/01/21	1,278,316	0.0
4,975,000		Energy Transfer L.P., 5.300%, 04/15/47	4,958,006	0.1
1,244,000		Energy Transfer L.P., 9.700%, 03/15/19	1,346,657	0.0
2,347,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	2,406,675	0.1
1,374,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	1,418,550	0.0
3,800,000		Enterprise Products Operating LLC, 4.875%, 08/16/77	3,819,000	0.1
2,185,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	2,414,805	0.1
2,338,000		Exxon Mobil Corp., 2.726%, 03/01/23	2,355,859	0.0
2,771,000		Exxon Mobil Corp., 3.043%, 03/01/26	2,816,024	0.1
3,000,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/27	3,127,950	0.1
1,500,000		Hess Corp., 5.800%, 04/01/47	1,673,956	0.0
1,430,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/26	1,483,625	0.0
285,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/24	283,575	0.0
850,000		KazMunayGas National Co. JSC, 4.750%, 04/19/27	897,821	0.0
1,295,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	1,342,807	0.0
638,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	665,015	0.0
1,947,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	2,064,203	0.0
4,245,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	4,427,524	0.1
1,443,000		Marathon Petroleum Corp., 5.000%, 09/15/54	1,466,182	0.0
6,904,000		MPLX L.P., 4.125%, 03/01/27	7,082,549	0.1
3,439,000		Occidental Petroleum Corp., 3.500%, 06/15/25	3,563,806	0.1
3,595,000		Occidental Petroleum Corp., 4.625%, 06/15/45	4,075,705	0.1
3,660,000		ONEOK Partners L.P., 3.375%, 10/01/22	3,688,998	0.1
2,018,000		ONEOK, Inc., 6.000%, 06/15/35	2,312,311	0.0
400,000		Pertamina Persero PT, 4.300%, 05/20/23	419,004	0.0
750,000		Pertamina Persero PT, 5.625%, 05/20/43	817,428	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,150,000	(2)	Petroleos del Peru SA, 4.750%, 06/19/32	$2,179,562	0.0
4,000,000	(1),(2)	Petroleos del Peru SA, 4.750%, 06/19/32	4,055,000	0.1
550,000	(2)	Petroleos Mexicanos, 4.500%, 01/23/26	550,385	0.0
330,000		Petroleos Mexicanos, 4.875%, 01/18/24	342,688	0.0
1,370,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,263,770	0.0
2,300,000	(1)	Petroleos Mexicanos, 6.500%, 03/13/27	2,516,775	0.1
1,250,000	(1)	Petroleos Mexicanos, 6.500%, 03/13/27	1,367,812	0.0
4,550,000		Petroleos Mexicanos, 6.875%, 08/04/26	5,169,937	0.1
660,001		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	665,776	0.0
2,988,000		Phillips 66 Partners L.P., 3.550%, 10/01/26	2,966,176	0.1
1,263,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,309,062	0.0
4,235,000		Shell International Finance BV, 3.250%, 05/11/25	4,355,472	0.1
4,432,000		Shell International Finance BV, 4.000%, 05/10/46	4,728,000	0.1
2,253,000		Shell International Finance BV, 4.375%, 05/11/45	2,537,177	0.1
3,125,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	3,166,844	0.1
5,503,000		Sunoco Logistics Partners Operations L.P., 4.000%, 10/01/27	5,405,157	0.1
937,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	956,321	0.0
1,003,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	996,775	0.0
5,175,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/28	5,244,604	0.1
1,370,000		Western Gas Partners L.P., 5.375%, 06/01/21	1,453,663	0.0
5,102,000		Williams Partners L.P., 3.600%, 03/15/22	5,223,173	0.1
3,324,000		Williams Partners L.P., 5.400%, 03/04/44	3,741,302	0.1
			162,842,556	3.1

		Financial: 8.8%
2,433,000		American International Group, Inc., 4.500%, 07/16/44	2,628,590	0.1
1,480,000		American International Group, Inc., 4.800%, 07/10/45	1,664,978	0.0
88,000		American International Group, Inc., 8.175%, 05/15/58	119,900	0.0
1,976,000		Allstate Corp./The, 4.200%, 12/15/46	2,163,141	0.0
5,070,000		American Express Co., 2.200%, 10/30/20	5,031,454	0.1
2,224,000		American Tower Corp., 3.500%, 01/31/23	2,276,352	0.0
1,373,000		Aon PLC, 4.750%, 05/15/45	1,531,310	0.0
1,811,000		Arch Capital Finance LLC, 5.031%, 12/15/46	2,111,477	0.0
1,470,000		Arch Capital Group US, Inc., 5.144%, 11/01/43	1,719,683	0.0
2,949,000	(1)	Athene Global Funding, 4.000%, 01/25/22	3,044,437	0.1
1,163,000	(1)	Australia & New Zealand Banking Group Ltd., 4.400%, 05/19/26	1,211,610	0.0
4,140,000		Australia & New Zealand Banking Group Ltd/New York NY, 2.250%, 11/09/20	4,115,845	0.1
400,000	(1)	Banco de Reservas de la Republica Dominicana, 7.000%, 02/01/23	423,686	0.0
764,000		Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/25	796,470	0.0
375,000		Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	406,669	0.0
4,600,000		Banco Santander SA, 3.125%, 02/23/23	4,581,324	0.1
6,000,000	(1)	Bank of America Corp., 3.419%, 12/20/28	6,006,990	0.1
2,470,000		Bank of America Corp., 3.593%, 07/21/28	2,512,929	0.1
1,941,000		Bank of America Corp., 3.950%, 04/21/25	2,008,662	0.0
9,581,000		Bank of America Corp., 4.183%, 11/25/27	10,020,962	0.2
1,029,000		Bank of America Corp., 4.000%, 04/01/24	1,088,464	0.0
3,931,000		Bank of America Corp., 4.200%, 08/26/24	4,142,340	0.1
4,495,000		Bank of America Corp., 4.250%, 10/22/26	4,740,929	0.1
8,215,000		Barclays PLC, 3.250%, 01/12/21	8,303,040	0.2
5,764,000		Barclays PLC, 4.337%, 01/10/28	5,975,013	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
4,630,000		BB&T Corp., 2.150%, 02/01/21	$4,587,869	0.1
1,220,000		BB&T Corp., 2.850%, 10/26/24	1,211,940	0.0
5,620,000	(1)	Blackstone Holdings Finance Co. LLC, 3.150%, 10/02/27	5,531,521	0.1
5,019,000	(1),(2)	BNP Paribas SA, 5.125%, 12/31/99	5,028,411	0.1
1,333,000		BPCE SA, 2.500%, 12/10/18	1,336,924	0.0
5,145,000	(1)	BPCE SA, 5.150%, 07/21/24	5,585,395	0.1
1,956,000	(2)	CBL & Associates L.P., 5.950%, 12/15/26	1,822,243	0.0
2,360,000		Charles Schwab Corp./The, 3.200%, 01/25/28	2,365,947	0.1
2,341,000		Charles Schwab Corp./The, 5.000%, 12/31/99	2,352,822	0.0
5,170,000		Citigroup, Inc., 2.876%, 07/24/23	5,148,884	0.1
3,380,000		Citigroup, Inc., 3.200%, 10/21/26	3,356,483	0.1
3,470,000		Citigroup, Inc., 4.125%, 07/25/28	3,582,893	0.1
3,851,000		Citigroup, Inc., 4.450%, 09/29/27	4,080,722	0.1
4,915,000		Citigroup, Inc., 5.500%, 09/13/25	5,544,464	0.1
1,147,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/22	1,190,629	0.0
2,330,000	(1)	Commerzbank AG, 8.125%, 09/19/23	2,789,159	0.1
1,872,000	(1)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/99	2,098,980	0.0
3,550,000		Cooperatieve Rabobank UA, 4.375%, 08/04/25	3,752,563	0.1
1,549,000		Corporate Office Properties L.P., 3.600%, 05/15/23	1,551,619	0.0
2,776,000	(1)	Credit Suisse AG, 6.500%, 08/08/23	3,112,937	0.1
4,759,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/23	4,842,481	0.1
2,470,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/21	2,529,394	0.1
3,190,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	3,293,710	0.1
5,093,000		DDR Corp., 3.375%, 05/15/23	5,080,601	0.1
805,000		Discover Financial Services, 3.850%, 11/21/22	827,655	0.0
1,990,000		Discover Financial Services, 5.200%, 04/27/22	2,143,784	0.0
4,567,000		Discover Bank, 2.000%, 02/21/18	4,567,466	0.1
1,250,000		Equinix, Inc., 5.375%, 04/01/23	1,298,750	0.0
7,525,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/25	7,619,063	0.2
2,700,000	(1)	Farmers Exchange Capital, 7.050%, 07/15/28	3,405,812	0.1
3,310,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/20	3,292,496	0.1
750,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/23	754,800	0.0
1,516,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	1,509,521	0.0
1,989,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	2,155,156	0.0
2,426,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/21	2,425,991	0.1
3,683,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	3,689,780	0.1
5,253,000		Goldman Sachs Group, Inc., 3.500%, 11/16/26	5,287,840	0.1
5,493,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	5,745,211	0.1
1,680,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	1,951,063	0.0
1,101,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	1,475,534	0.0
3,085,000		Government Properties Income Trust, 4.000%, 07/15/22	3,106,399	0.1
2,100,000	(1)	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/77	2,310,587	0.0
1,980,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	2,034,450	0.0
1,763,000	(1)	HBOS PLC, 6.750%, 05/21/18	1,793,057	0.0
3,730,000		HSBC Holdings PLC, 3.400%, 03/08/21	3,813,790	0.1
5,998,000		HSBC Holdings PLC, 4.041%, 03/13/28	6,256,187	0.1
2,010,000	(1)	ING Bank NV, 2.000%, 11/26/18	2,009,245	0.0
1,037,000	(1)	International Lease Finance Corp., 7.125%, 09/01/18	1,070,217	0.0
5,150,000	(1)	Iron Mountain, Inc., 5.250%, 03/15/28	5,150,000	0.1
3,604,000		JPMorgan Chase & Co., 2.550%, 10/29/20	3,615,767	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
4,330,000		JPMorgan Chase & Co., 3.200%, 01/25/23	$4,419,060	0.1
6,045,000		JPMorgan Chase & Co., 3.625%, 12/01/27	6,120,707	0.1
6,919,000		JPMorgan Chase & Co., 3.882%, 07/24/38	7,156,615	0.1
7,118,000		JPMorgan Chase & Co., 3.900%, 07/15/25	7,467,460	0.1
2,400,000		JPMorgan Chase & Co., 4.032%, 07/24/48	2,507,059	0.1
1,950,000	(2)	JPMorgan Chase & Co., 4.625%, 12/31/99	1,911,000	0.0
3,229,000		Kite Realty Group L.P., 4.000%, 10/01/26	3,059,718	0.1
3,108,000	(1)	Liberty Mutual Group, Inc., 4.850%, 08/01/44	3,464,608	0.1
5,810,000		Lloyds Banking Group PLC, 2.907%, 11/07/23	5,765,881	0.1
3,362,000		Lloyds Banking Group PLC, 3.574%, 11/07/28	3,336,222	0.1
9,620,000	(1)	Macquarie Group Ltd, 3.189%, 11/28/23	9,553,045	0.2
1,724,000		Metlife, Inc., 6.400%, 12/15/66	1,987,444	0.0
4,200,000		Mitsubishi UFJ Financial Group, Inc., 2.665%, 07/25/22	4,162,451	0.1
5,500,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/22	5,710,898	0.1
5,080,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/21	5,067,549	0.1
200,000	(1),(2)	Mizuho Financial Group, Inc., 3.477%, 04/12/26	201,816	0.0
6,933,000		Morgan Stanley, 2.750%, 05/19/22	6,910,931	0.1
6,558,000		Morgan Stanley, 3.125%, 07/27/26	6,473,810	0.1
2,695,000		Morgan Stanley, 3.591%, 07/22/28	2,722,281	0.1
1,772,000		Morgan Stanley, 3.950%, 04/23/27	1,802,406	0.0
5,524,000		Morgan Stanley, 4.000%, 07/23/25	5,788,176	0.1
3,260,000		National Retail Properties, Inc., 3.500%, 10/15/27	3,208,631	0.1
4,230,000	(1)	Nationwide Building Society, 2.350%, 01/21/20	4,228,373	0.1
1,345,000	(1)	Nordea Bank AB, 6.125%, 12/31/99	1,452,936	0.0
DKK 10		Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/29	–	–
1,670,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.850%, 09/30/47	1,695,777	0.0
2,342,000		Old Republic International Corp., 3.875%, 08/26/26	2,361,169	0.1
7,860,000		ORIX Corp., 3.250%, 12/04/24	7,840,328	0.2
5,271,000		ORIX Corp., 3.700%, 07/18/27	5,312,152	0.1
2,000,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/24	2,556,034	0.1
3,840,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/28	3,800,448	0.1
1,590,000		Royal Bank of Scotland Group PLC, 3.498%, 05/15/23	1,594,873	0.0
9,148,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	9,313,366	0.2
2,988,000		Santander UK Group Holdings PLC, 3.571%, 01/10/23	3,033,541	0.1
1,500,000	(1)	Santander UK Group Holdings PLC, 5.625%, 09/15/45	1,822,404	0.0
3,173,000		Santander UK PLC, 2.375%, 03/16/20	3,174,627	0.1
1,680,000	(1)	Santander UK PLC, 5.000%, 11/07/23	1,799,285	0.0
3,077,000		Select Income REIT, 4.150%, 02/01/22	3,113,972	0.1
4,118,000		Senior Housing Properties Trust, 3.250%, 05/01/19	4,140,816	0.1
5,808,000	(1),(2)	Standard Chartered PLC, 4.300%, 02/19/27	5,928,760	0.1
2,217,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/21	2,194,589	0.0
300,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/26	292,277	0.0
5,650,000		Sumitomo Mitsui Financial Group, Inc., 3.352%, 10/18/27	5,626,779	0.1
4,226,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/27	4,220,515	0.1
5,910,000	(1),(2)	Suncorp-Metway Ltd, 2.375%, 11/09/20	5,872,229	0.1
5,420,000		Synovus Financial Corp., 3.125%, 11/01/22	5,381,789	0.1
3,700,000		Toronto-Dominion Bank/The, 1.900%, 10/24/19	3,679,410	0.1
1,061,000		Toronto-Dominion Bank, 3.625%, 09/15/31	1,059,549	0.0
1,905,000		Travelers Cos, Inc./The, 4.000%, 05/30/47	2,031,868	0.0
3,494,000		Trinity Acquisition PLC, 6.125%, 08/15/43	4,417,980	0.1
4,260,000	(1)	UBS AG/London, 2.450%, 12/01/20	4,249,533	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,470,000		UBS AG/Stamford CT, 7.625%, 08/17/22	$1,720,929	0.0
5,900,000		Wells Fargo & Co., 3.584%, 05/22/28	6,020,205	0.1
5,205,000		Wells Fargo & Co., 4.100%, 06/03/26	5,462,476	0.1
3,631,000		Wells Fargo & Co., 4.750%, 12/07/46	4,064,429	0.1
			457,975,653	8.8

		Industrial: 1.4%
2,020,000		Amphenol Corp., 3.200%, 04/01/24	2,036,023	0.0
4,270,000	(1)	Aviation Capital Group LLC, 2.875%, 01/20/22	4,270,049	0.1
2,530,000		BNSF Funding Trust I, 6.613%, 12/15/55	2,922,150	0.1
4,905,000	(1)	Builders FirstSource, Inc., 5.625%, 09/01/24	5,123,027	0.1
200,000		Empresa de Transporte de Pasajeros Metro SA, 5.000%, 01/25/47	220,050	0.0
1,000,000	(1)	Empresa de Transporte de Pasajeros Metro SA, 5.000%, 01/25/47	1,100,250	0.0
2,647,000		FedEx Corp., 4.400%, 01/15/47	2,833,542	0.1
3,588,000		General Electric Co., 5.000%, 12/31/99	3,702,278	0.1
600,000	(1)	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	705,080	0.0
5,205,000		Masco Corp., 3.500%, 11/15/27	5,140,286	0.1
4,550,000		Northrop Grumman Corp., 2.930%, 01/15/25	4,529,020	0.1
3,050,000		Northrop Grumman Corp., 4.030%, 10/15/47	3,198,365	0.1
5,170,000	(1)	Novelis Corp., 5.875%, 09/30/26	5,286,325	0.1
2,400,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	2,590,500	0.0
2,335,000		Rockwell Collins, Inc., 3.200%, 03/15/24	2,355,623	0.0
1,445,000		Rockwell Collins, Inc., 3.500%, 03/15/27	1,473,667	0.0
2,570,000	(1)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/21	2,529,362	0.0
3,855,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/27	3,951,375	0.1
1,000,000		Transnet SOC Ltd., 4.000%, 07/26/22	981,450	0.0
3,920,000		United Parcel Service, Inc., 2.050%, 04/01/21	3,900,719	0.1
2,690,000		United Parcel Service, Inc., 2.500%, 04/01/23	2,676,598	0.1
9,571,000		United Parcel Service, Inc., 3.050%, 11/15/27	9,580,881	0.2
			71,106,620	1.4

		Technology: 1.9%
2,052,000		Analog Devices, Inc., 3.500%, 12/05/26	2,079,874	0.0
3,530,000		Apple, Inc., 2.000%, 11/13/20	3,508,885	0.1
5,120,000		Apple, Inc., 2.400%, 01/13/23	5,078,860	0.1
3,700,000		Apple, Inc., 2.750%, 01/13/25	3,670,421	0.1
5,925,000		Apple, Inc., 3.000%, 06/20/27	5,904,473	0.1
10,000,000		Apple, Inc., 3.000%, 11/13/27	9,948,917	0.2
4,703,000		Apple, Inc., 3.350%, 02/09/27	4,821,794	0.1
4,490,000		Apple, Inc., 3.750%, 09/12/47	4,609,085	0.1
2,000,000		Apple, Inc., 3.750%, 11/13/47	2,052,879	0.0
963,000		Apple, Inc., 4.450%, 05/06/44	1,101,684	0.0
2,633,000		Apple, Inc., 4.650%, 02/23/46	3,088,127	0.1
3,110,000	(1)	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	3,096,058	0.1
1,660,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	1,726,400	0.0
1,608,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/21	1,676,715	0.0
7,406,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/23	8,011,299	0.2
4,935,000	(1)	First Data Corp., 5.750%, 01/15/24	5,143,504	0.1
1,544,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	1,624,086	0.0
3,100,000		Intel Corp., 2.875%, 05/11/24	3,130,407	0.1
2,289,000		International Business Machines Corp., 2.875%, 11/09/22	2,307,669	0.0
1,241,000		KLA-Tencor Corp., 4.125%, 11/01/21	1,295,551	0.0
4,477,000		Microsoft Corp., 3.700%, 08/08/46	4,675,093	0.1
4,395,000		Microsoft Corp., 4.250%, 02/06/47	5,032,889	0.1
4,216,000		Microsoft Corp., 4.450%, 11/03/45	4,949,348	0.1
2,062,000		Oracle Corp., 3.850%, 07/15/36	2,181,716	0.0
2,995,000		Oracle Corp., 4.300%, 07/08/34	3,332,189	0.1
3,780,000		Oracle Corp., 4.000%, 11/15/47	4,031,949	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
2,760,000		Qualcomm, Inc., 3.250%, 05/20/27	$2,697,279	0.0
			100,777,151	1.9

		Utilities: 2.2%
2,945,000		AES Corp., 5.500%, 04/15/25	3,106,975	0.1
1,432,000		Baltimore Gas & Electric Co., 3.350%, 07/01/23	1,468,846	0.0
1,720,000		Black Hills Corp., 4.250%, 11/30/23	1,802,110	0.0
6,010,000	(1)	Calpine Corp., 5.250%, 06/01/26	5,912,398	0.1
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	565,219	0.0
1,750,000		Comision Federal de Electricidad, 4.750%, 02/23/27	1,837,500	0.0
1,400,000	(1)	Comision Federal de Electricidad, 4.750%, 02/23/27	1,470,000	0.0
4,990,000		Commonwealth Edison Co., 3.750%, 08/15/47	5,194,078	0.1
2,009,000		Consolidated Edison Co. of New York, Inc., 2.900%, 12/01/26	1,970,413	0.0
1,539,000		Duke Energy Carolinas LLC, 2.950%, 12/01/26	1,528,786	0.0
2,340,000		Duke Energy Carolinas LLC, 3.700%, 12/01/47	2,414,625	0.1
3,032,000		Duke Energy Carolinas LLC, 3.875%, 03/15/46	3,184,853	0.1
1,760,000		Duke Energy Corp., 2.100%, 06/15/18	1,760,645	0.0
6,200,000		Duke Energy Corp., 3.950%, 08/15/47	6,392,948	0.1
7,300,000	(1)	Enel Finance International NV, 3.500%, 04/06/28	7,153,329	0.1
3,100,000		Entergy Arkansas, Inc., 3.500%, 04/01/26	3,201,430	0.1
782,000		Entergy Texas, Inc., 7.125%, 02/01/19	821,687	0.0
3,617,000		Exelon Corp., 3.497%, 06/01/22	3,689,319	0.1
3,475,000		FirstEnergy Corp., 2.850%, 07/15/22	3,446,597	0.1
1,519,000		FirstEnergy Corp., 4.250%, 03/15/23	1,588,082	0.0
830,000		FirstEnergy Corp., 7.375%, 11/15/31	1,121,683	0.0
1,880,000		Georgia Power Co., 4.300%, 03/15/42	2,001,803	0.0
4,400,000		Interstate Power & Light Co., 3.250%, 12/01/24	4,461,758	0.1
4,199,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/26	4,388,386	0.1
618,000		Metropolitan Edison Co., 7.700%, 01/15/19	651,432	0.0
3,171,000		Mississippi Power Co., 4.250%, 03/15/42	3,108,862	0.1
790,000		Mississippi Power Co., 4.750%, 10/15/41	793,941	0.0
709,000		Nevada Power Co., 7.125%, 03/15/19	749,884	0.0
1,402,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,442,936	0.0
1,901,000		NiSource Finance Corp., 5.950%, 06/15/41	2,444,031	0.1
2,000,000		NRG Energy, Inc., 6.250%, 05/01/24	2,105,000	0.0
980,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	1,009,538	0.0
2,780,000	(1)	Pacific Gas & Electric Co., 3.300%, 12/01/27	2,758,994	0.1
1,947,000		Pacific Gas & Electric Co., 5.800%, 03/01/37	2,432,531	0.1
1,946,000		Pacific Gas & Electric Co., 6.050%, 03/01/34	2,455,363	0.1
3,300,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/27	3,313,057	0.1
2,050,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/27	2,058,111	0.0
800,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	869,040	0.0
2,173,000		PSEG Power LLC, 2.450%, 11/15/18	2,178,900	0.1
1,581,000		Southern California Edison Co., 3.500%, 10/01/23	1,638,285	0.0
3,500,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/47	3,761,970	0.1
3,535,000		Southwestern Electric Power Co., 2.750%, 10/01/26	3,410,091	0.1
2,009,000	(2)	Virginia Electric & Power Co., 2.950%, 11/15/26	1,992,989	0.0
3,010,000		Wisconsin Public Service Corp., 1.650%, 12/04/18	3,000,549	0.1
			112,658,974	2.2

	Total Corporate Bonds/Notes
	(Cost $1,494,038,766)		1,522,084,875	29.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.9%
2,808,625		Alternative Loan Trust 2004-J7 MI, 2.348%, (US0001M + 1.020%), 10/25/34	2,486,296	0.1
3,986,150		Alternative Loan Trust 2005-10CB 1A1, 2.052%, (US0001M + 0.500%), 05/25/35	3,250,458	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,316,085		Alternative Loan Trust 2005-51 3A2A, 2.353%, (12MTA + 1.290%), 11/20/35	$3,216,598	0.1
1,018,970		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	943,371	0.0
1,284,983		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	1,230,840	0.0
2,354,835		Alternative Loan Trust 2005-J2 1A12, 1.952%, (US0001M + 0.400%), 04/25/35	2,098,124	0.1
1,038,336		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	843,983	0.0
238,803		Alternative Loan Trust 2006-18CB A10, 1.952%, (US0001M + 0.400%), 07/25/36	168,858	0.0
1,462,544		Alternative Loan Trust 2006-19CB A28, 2.152%, (US0001M + 0.600%), 08/25/36	1,062,834	0.0
1,464,705		Alternative Loan Trust 2006-HY11 A1, 1.672%, (US0001M + 0.120%), 06/25/36	1,335,998	0.0
1,539,761		Alternative Loan Trust 2007-23CB A3, 2.052%, (US0001M + 0.500%), 09/25/37	1,017,336	0.0
3,889,616		Alternative Loan Trust 2007-2CB 2A1, 2.152%, (US0001M + 0.600%), 03/25/37	2,605,748	0.1
1,529,923		Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/37	1,164,214	0.0
1,415,033		Alternative Loan Trust 2007-8CB A3, 2.052%, (US0001M + 0.500%), 05/25/37	996,850	0.0
2,033,206		American Home Mortgage Assets Trust 2007-4 A4, 1.842%, (US0001M + 0.290%), 08/25/37	1,831,532	0.0
154,893	(1)	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/45	154,445	0.0
1,470,780		Bank of America Funding 2007-2 1A16 Trust, 2.152%, (US0001M + 0.600%), 03/25/37	1,189,145	0.0
1,508,127	(3)	Bank of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/37	286,701	0.0
2,382,618		Bear Stearns ALT-A Trust 2005-4 23A1, 3.522%, 05/25/35	2,404,782	0.1
3,027,876		Bear Stearns ALT-A Trust 2005-7 21A1, 3.658%, 09/25/35	3,069,513	0.1
5,808,152		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 1.742%, (US0001M + 0.190%), 01/25/37	5,491,810	0.1
845,537	(1)	Bellemeade Re Ltd. 2015-1A M2, 5.629%, (US0001M + 4.300%), 07/25/25	863,959	0.0
3,254,462		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.488%, 11/25/34	3,250,483	0.1
1,028,113		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	947,296	0.0
2,108,953		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/36	2,112,815	0.1
2,651,764		Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.744%, 11/25/36	2,319,656	0.1
952,566		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.674%, 09/25/37	900,109	0.0
2,811,000	(1)	Citigroup Mortgage Loan Trust 2010-7 3A5, 5.500%, 12/25/35	2,983,196	0.1
746,675		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.052%, (US0001M + 0.500%), 11/25/35	455,714	0.0
7,750,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.272%, (US0001M + 0.720%), 11/25/35	7,479,875	0.2
2,703,934	(1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/37	2,542,308	0.1
124,134,943	(3)	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 1.257%, 04/25/37	4,947,944	0.1
2,666,520		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.775%, (US0001M + 0.280%), 08/19/45	2,341,332	0.1
6,665,539	(3)	Fannie Mae 2008-12 SC, 4.798%, (-1.000*US0001M + 6.350%), 03/25/38	1,088,981	0.0
7,555,246		Fannie Mae 2011-99 CZ, 4.500%, 10/25/41	8,412,415	0.2
1,375,706		Fannie Mae 2012-110 CA, 3.000%, 10/25/42	1,370,377	0.0
4,919,751		Fannie Mae 2012-66 EP, 4.000%, 06/25/42	5,255,403	0.1
6,534,000		Fannie Mae 2013-116 UB, 4.000%, 11/25/43	6,806,225	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,443,603		Fannie Mae 2013-20 DL, 4.000%, 03/25/33	$4,683,778	0.1
39,688,048	(3)	Fannie Mae 2016-82 SD, 4.498%, (-1.000*US0001M + 6.050%), 11/25/46	6,667,806	0.1
9,392,778		Fannie Mae 2016-88 EA, 3.500%, 01/25/45	9,588,580	0.2
4,600,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.802%, (US0001M + 4.250%), 04/25/29	5,238,130	0.1
623,173		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 6.552%, (US0001M + 5.000%), 07/25/25	686,355	0.0
1,608,340		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.852%, (US0001M + 4.300%), 02/25/25	1,763,168	0.0
3,100,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.202%, (US0001M + 3.650%), 09/25/29	3,357,780	0.1
2,650,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.552%, (US0001M + 3.000%), 10/25/29	2,789,198	0.1
10,500,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 3.752%, (US0001M + 2.200%), 01/25/30	10,618,756	0.2
7,200,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 3.952%, (US0001M + 2.400%), 05/25/30	7,397,159	0.2
9,750,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.052%, (US0001M + 2.500%), 05/25/30	10,050,117	0.2
50,790		Fannie Mae Grantor Trust 1998-T2 A6, 0.636%, (US0001M + 0.550%), 01/25/32	52,396	0.0
26,307	(3)	Fannie Mae Interest Strip Series 343 22, 4.000%, 11/25/18	261	0.0
589,648	(3)	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/43	87,456	0.0
2,167,292	(3)	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/28	198,892	0.0
225,678		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/29	246,286	0.0
340,696	(3)	Fannie Mae REMIC Trust 1999-6 SE, 6.195%, (-1.000*US0001M + 7.690%), 02/17/29	38,434	0.0
179,164		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/31	195,574	0.0
1,830,880		Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/33	2,014,791	0.0
544,913		Fannie Mae REMIC Trust 2003-45 FJ, 2.861%, (US0001M + 1.500%), 06/25/33	568,726	0.0
2,442,785	(3)	Fannie Mae REMIC Trust 2003-66 SA, 6.098%, (-1.000*US0001M + 7.650%), 07/25/33	482,700	0.0
397,696	(3)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/33	90,701	0.0
1,178,325		Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/33	1,266,146	0.0
17,982		Fannie Mae REMIC Trust 2004-10 SC, 22.392%, (-4.000*US0001M + 28.600%), 02/25/34	20,021	0.0
1,764,758		Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/34	1,909,840	0.0
36,198		Fannie Mae REMIC Trust 2004-56 FE, 2.002%, (US0001M + 0.450%), 10/25/33	36,285	0.0
879,588		Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/34	976,846	0.0
1,866,911		Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/34	1,990,128	0.0
297,288		Fannie Mae REMIC Trust 2004-79 S, 15.532%, (-2.750*US0001M + 19.800%), 08/25/32	319,608	0.0
109,933		Fannie Mae REMIC Trust 2004-W10 A5, 5.500%, 08/25/34	110,710	0.0
4,514,574		Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/35	4,863,737	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
116,464		Fannie Mae REMIC Trust 2005-74 NP, 17.122%, (-3.782*US0001M + 22.990%), 01/25/35	$127,088	0.0
247,534		Fannie Mae REMIC Trust 2006-104 ES, 25.689%, (-5.000*US0001M + 33.450%), 11/25/36	430,182	0.0
4,703,494	(3)	Fannie Mae REMIC Trust 2006-12 SD, 5.198%, (-1.000*US0001M + 6.750%), 10/25/35	726,102	0.0
1,290,356	(3)	Fannie Mae REMIC Trust 2006-123 UI, 5.188%, (-1.000*US0001M + 6.740%), 01/25/37	254,020	0.0
354,021	(3)	Fannie Mae REMIC Trust 2006-72 HS, 5.148%, (-1.000*US0001M + 6.700%), 08/25/26	47,996	0.0
92,000		Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/37	102,260	0.0
6,476,048	(3)	Fannie Mae REMIC Trust 2007-91 AS, 4.848%, (-1.000*US0001M + 6.400%), 10/25/37	1,167,589	0.0
2,930,155		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/36	3,099,334	0.1
14,636,359		Fannie Mae REMIC Trust 2009-50 HZ, 5.565%, 02/25/49	15,701,397	0.3
3,741,136	(3)	Fannie Mae REMIC Trust 2009-90 TS, 4.598%, (-1.000*US0001M + 6.150%), 11/25/39	583,737	0.0
5,801,010	(3)	Fannie Mae REMIC Trust 2010-118 GS, 4.398%, (-1.000*US0001M + 5.950%), 10/25/39	493,941	0.0
9,164,052	(3)	Fannie Mae REMIC Trust 2010-123 SL, 4.518%, (-1.000*US0001M + 6.070%), 11/25/40	1,358,785	0.0
9,689,386	(3)	Fannie Mae REMIC Trust 2010-41 SB, 4.848%, (-1.000*US0001M + 6.400%), 05/25/40	1,596,391	0.0
2,757,344	(3)	Fannie Mae REMIC Trust 2010-43 VS, 4.898%, (-1.000*US0001M + 6.450%), 05/25/40	454,820	0.0
11,049,000		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/40	12,118,435	0.2
3,102,547	(3)	Fannie Mae REMIC Trust 2011-102 SA, 5.048%, (-1.000*US0001M + 6.600%), 10/25/41	520,799	0.0
3,944,515		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/41	4,122,261	0.1
4,380,687	(3)	Fannie Mae REMIC Trust 2011-93 GS, 4.998%, (-1.000*US0001M + 6.550%), 04/25/39	828,083	0.0
2,215,252	(3)	Fannie Mae REMIC Trust 2012-103 IT, 4.000%, 04/25/41	239,524	0.0
11,220,410	(3)	Fannie Mae REMIC Trust 2012-122 SB, 4.598%, (-1.000*US0001M + 6.150%), 11/25/42	2,272,342	0.1
6,589,718	(3)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/42	713,165	0.0
10,987,690	(3)	Fannie Mae REMIC Trust 2012-133 AS, 4.648%, (-1.000*US0001M + 6.200%), 10/25/42	1,846,421	0.0
1,780,700	(3)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/42	216,602	0.0
8,676,608	(3)	Fannie Mae REMIC Trust 2012-15 SP, 5.068%, (-1.000*US0001M + 6.620%), 06/25/40	970,335	0.0
4,348,809	(3)	Fannie Mae REMIC Trust 2012-24 HS, 4.998%, (-1.000*US0001M + 6.550%), 09/25/40	613,493	0.0
10,055,759	(3)	Fannie Mae REMIC Trust 2012-30 QS, 5.048%, (-1.000*US0001M + 6.600%), 04/25/31	1,273,887	0.0
2,559,896	(3)	Fannie Mae REMIC Trust 2012-68 YS, 5.148%, (-1.000*US0001M + 6.700%), 07/25/42	456,270	0.0
3,895,942	(3)	Fannie Mae REMIC Trust 2013-26 JS, 4.648%, (-1.000*US0001M + 6.200%), 10/25/32	620,799	0.0
13,331,537	(3)	Fannie Mae REMIC Trust 2013-60 DS, 4.648%, (-1.000*US0001M + 6.200%), 06/25/33	2,318,625	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,659,822	(3)	Fannie Mae REMIC Trust 2013-9 SM, 4.698%, (-1.000*US0001M + 6.250%), 02/25/33	$1,933,973	0.0
9,123,937	(3)	Fannie Mae REMIC Trust 2014-17 DS, 4.648%, (-1.000*US0001M + 6.200%), 02/25/43	1,198,485	0.0
4,532,092	(3)	Fannie Mae REMIC Trust 2014-28 BS, 4.648%, (-1.000*US0001M + 6.200%), 08/25/43	718,736	0.0
3,019,000		Fannie Mae REMIC Trust 2015-17 MK, 2.500%, 12/25/41	2,684,411	0.1
33,973,796	(3)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/45	7,824,573	0.2
4,624,402		Fannie Mae REMICS Trust 2010-53 JZ, 5.000%, 07/25/40	5,171,887	0.1
2,311,330	(3)	Fannie Mae Series 2013-72 YS, 4.598%, (-1.000*US0001M + 6.150%), 07/25/33	435,991	0.0
835,549		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 1.852%, (US0001M + 0.300%), 12/25/36	535,603	0.0
835,549	(3)	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 5.148%, (-1.000*US0001M + 6.700%), 12/25/36	219,430	0.0
943,298		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/37	766,391	0.0
38,602,391		Freddie Mac 326 350, 3.500%, 03/15/44	39,738,557	0.8
15,196,729	(3)	Freddie Mac 3510 AS, 4.933%, (-1.000*US0001M + 6.410%), 04/15/37	2,667,333	0.1
13,475,412	(3)	Freddie Mac 4191 SA, 4.723%, (-1.000*US0001M + 6.200%), 03/15/43	2,150,778	0.1
2,852,116		Freddie Mac 4316 XZ, 4.500%, 03/15/44	3,203,685	0.1
1,269,644		Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/36	1,411,707	0.0
600,914		Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/36	680,471	0.0
187,422		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/29	211,605	0.0
169,639		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/29	188,174	0.0
1,174,543		Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/29	1,331,400	0.0
221,791		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/32	250,525	0.0
321,592		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/22	340,749	0.0
440,127		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/32	483,814	0.0
183,079	(3)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/33	42,406	0.0
1,186,046		Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/34	1,272,539	0.0
227,348		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/34	251,598	0.0
2,642,472	(3)	Freddie Mac REMIC Trust 2866 GS, 5.123%, (-1.000*US0001M + 6.600%), 09/15/34	166,187	0.0
940,062	(3)	Freddie Mac REMIC Trust 2883 SD, 5.223%, (-1.000*US0001M + 6.700%), 10/15/34	64,056	0.0
352,190		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/35	380,578	0.0
493,148		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/35	533,882	0.0
9,299,699	(3)	Freddie Mac REMIC Trust 3045 DI, 5.253%, (-1.000*US0001M + 6.730%), 10/15/35	1,559,931	0.0
70,534		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/35	71,504	0.0
1,927,067		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/36	2,138,053	0.1
582,643	(4)	Freddie Mac REMIC Trust 3139 PO 0.000%, 01/15/36	565,602	0.0
2,578,900	(3)	Freddie Mac REMIC Trust 3171 PS, 5.008%, (-1.000*US0001M + 6.490%), 06/15/36	365,102	0.0
10,125,886	(3)	Freddie Mac REMIC Trust 3199 S, 4.973%, (-1.000*US0001M + 6.450%), 08/15/36	1,780,698	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
887,278		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/37	$985,734	0.0
458,951		Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/37	495,869	0.0
471,628	(3)	Freddie Mac REMIC Trust 3524 LA, 5.290%, 03/15/33	507,667	0.0
71,313		Freddie Mac REMIC Trust 3556 NT, 4.577%, (US0001M + 3.100%), 03/15/38	73,191	0.0
9,639,168		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/34	10,620,454	0.2
868,243		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/36	962,310	0.0
3,324,234	(3)	Freddie Mac REMIC Trust 3710 SL, 4.523%, (-1.000*US0001M + 6.000%), 05/15/36	168,367	0.0
668,700		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/37	735,161	0.0
25,000,000		Freddie Mac REMIC Trust 3747 HW, 4.500%, 05/15/38	25,909,440	0.5
1,000,000		Freddie Mac REMIC Trust 3753 DC, 3.500%, 09/15/39	1,027,875	0.0
584,119		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/37	628,880	0.0
2,369,529	(3)	Freddie Mac REMIC Trust 3856 KS, 5.073%, (-1.000*US0001M + 6.550%), 05/15/41	405,244	0.0
2,045,557	(3)	Freddie Mac REMIC Trust 3925 SD, 4.573%, (-1.000*US0001M + 6.050%), 07/15/40	244,305	0.0
12,978,781	(3)	Freddie Mac REMIC Trust 3925 SL, 4.573%, (-1.000*US0001M + 6.050%), 01/15/41	1,467,607	0.0
563,334		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/42	600,456	0.0
3,108,278	(3)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/40	385,859	0.0
2,975,243	(3)	Freddie Mac REMIC Trust 4088 CS, 4.523%, (-1.000*US0001M + 6.000%), 08/15/42	530,293	0.0
11,161,393	(3)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/33	1,369,966	0.0
5,661,251	(3)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/43	969,956	0.0
4,279,408		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/33	4,288,067	0.1
1,210,329		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/41	1,360,842	0.0
2,955,702	(3)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/43	470,809	0.0
4,509,981		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/44	4,926,016	0.1
6,053,770		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/44	6,594,561	0.1
1,916,000		Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/40	1,873,630	0.0
9,531,141	(3)	Freddie Mac REMIC Trust 4386 LS, 4.623%, (-1.000*US0001M + 6.100%), 09/15/44	1,658,653	0.0
10,549,530		Freddie Mac Series 4348 ZX, 4.250%, 06/15/44	11,237,509	0.2
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ1 M3, 5.652%, (US0001M + 4.100%), 08/25/24	1,218,539	0.0
4,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.252%, (US0001M + 4.700%), 04/25/28	4,966,055	0.1
2,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.102%, (US0001M + 5.550%), 07/25/28	2,542,386	0.1
4,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.002%, (US0001M + 3.450%), 10/25/29	5,227,929	0.1
9,600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.052%, (US0001M + 2.500%), 03/25/30	9,954,772	0.2
8,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.202%, (US0001M + 2.650%), 12/25/29	8,489,665	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 3.902%, (US0001M + 2.350%), 04/25/30	$6,969,138	0.1
1,361,860		Freddie Mac Structured Pass Through Certificates T-48 1A, 5.087%, 07/25/33	1,472,919	0.0
1,893,143		Ginnie Mae 2015-3 ZD, 4.000%, 01/20/45	2,067,605	0.1
12,395	(3)	Ginnie Mae Series 2001-28 SV, 6.759%, (-1.000*US0001M + 8.250%), 06/16/31	738	0.0
1,104,610	(3)	Ginnie Mae Series 2005-7 AH, 5.279%, (-1.000*US0001M + 6.770%), 02/16/35	179,065	0.0
17,472,988	(3)	Ginnie Mae Series 2007-41 SL, 5.199%, (-1.000*US0001M + 6.700%), 07/20/37	3,359,332	0.1
1,845,309	(3)	Ginnie Mae Series 2008-2 SW, 5.049%, (-1.000*US0001M + 6.550%), 01/20/38	323,627	0.0
1,209,076	(3)	Ginnie Mae Series 2008-35 SN, 4.899%, (-1.000*US0001M + 6.400%), 04/20/38	173,375	0.0
671,377	(3)	Ginnie Mae Series 2008-40 PS, 5.009%, (-1.000*US0001M + 6.500%), 05/16/38	109,163	0.0
1,630,400	(3)	Ginnie Mae Series 2009-25 KS, 4.699%, (-1.000*US0001M + 6.200%), 04/20/39	244,531	0.0
1,317,398		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/39	1,413,242	0.0
1,389,005		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/39	1,495,469	0.0
4,320,439	(3)	Ginnie Mae Series 2009-33 SN, 4.799%, (-1.000*US0001M + 6.300%), 05/20/39	252,047	0.0
10,560,789		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/39	12,650,970	0.3
2,827,567		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/39	2,978,219	0.1
607,761	(3)	Ginnie Mae Series 2009-43 HS, 4.699%, (-1.000*US0001M + 6.200%), 06/20/38	34,674	0.0
3,505,098	(3)	Ginnie Mae Series 2010-116 NS, 5.159%, (-1.000*US0001M + 6.650%), 09/16/40	544,815	0.0
9,002,125	(3)	Ginnie Mae Series 2010-116 SK, 5.119%, (-1.000*US0001M + 6.620%), 08/20/40	1,609,521	0.0
16,613,986	(3)	Ginnie Mae Series 2010-149 HS, 4.609%, (-1.000*US0001M + 6.100%), 05/16/40	1,781,381	0.0
1,834,368	(3)	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/40	625,311	0.0
2,632,697	(3)	Ginnie Mae Series 2010-68 MS, 4.349%, (-1.000*US0001M + 5.850%), 06/20/40	378,672	0.0
6,701,700	(3)	Ginnie Mae Series 2011-72 SA, 3.859%, (-1.000*US0001M + 5.350%), 05/16/41	874,554	0.0
10,499,449	(3)	Ginnie Mae Series 2011-73 LS, 5.189%, (-1.000*US0001M + 6.690%), 08/20/39	1,065,355	0.0
269,205		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/41	275,930	0.0
1,938,434	(3)	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/41	260,873	0.0
1,388,000		Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/42	1,428,901	0.0
13,120,323	(3)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/43	2,619,677	0.1
3,648,067	(3)	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/29	394,656	0.0
7,851,450	(3)	Ginnie Mae Series 2014-185 SB, 4.099%, (-1.000*US0001M + 5.600%), 12/20/44	1,041,563	0.0
13,687,686	(3)	Ginnie Mae Series 2014-3 SU, 4.549%, (-1.000*US0001M + 6.050%), 07/20/39	2,011,705	0.0
12,025,994	(3)	Ginnie Mae Series 2014-56 SP, 4.709%, (-1.000*US0001M + 6.200%), 12/16/39	1,580,695	0.0
13,549,948	(3)	Ginnie Mae Series 2014-58 SG, 4.109%, (-1.000*US0001M + 5.600%), 04/16/44	1,886,009	0.0
5,842		GSR Mortgage Loan Trust 2005-5F 8A1, 2.052%, (US0001M + 0.500%), 06/25/35	5,588	0.0
337,086		GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/37	314,144	0.0
3,766,653		HarborView Mortgage Loan Trust 2007-5 A1A, 1.685%, (US0001M + 0.190%), 09/19/37	3,525,060	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
262,411		HomeBanc Mortgage Trust 2004-1 2A, 2.412%, (US0001M + 0.860%), 08/25/29	$252,396	0.0
2,000,000		HomeBanc Mortgage Trust 2005-4 M1, 2.022%, (US0001M + 0.470%), 10/25/35	1,918,383	0.0
2,315,198		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.762%, (US0001M + 0.210%), 04/25/46	2,148,847	0.1
3,524,405		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.762%, (US0001M + 0.210%), 02/25/46	3,089,173	0.1
530,895	(1)	Jefferies Resecuritization Trust 2009-R6 1A2, 3.633%, 03/26/36	519,614	0.0
511,626		JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/35	428,348	0.0
2,886,103		JP Morgan Mortgage Trust 2005-A4 B1, 3.560%, 07/25/35	2,604,830	0.1
2,202,052	(1)	JP Morgan Mortgage Trust 2017-3 B1, 3.882%, 08/25/47	2,217,623	0.1
2,108,770	(1)	JP Morgan Mortgage Trust 2017-3 B2, 3.882%, 08/25/47	2,104,092	0.1
1,500,000	(1)	JP Morgan Mortgage Trust 2017-6 B3, 3.859%, 12/25/48	1,468,669	0.0
18,578,951	(3)	Lehman Mortgage Trust 2006-7 2A4, 4.998%, (-1.000*US0001M + 6.550%), 11/25/36	3,453,507	0.1
13,362,687	(3)	Lehman Mortgage Trust 2006-9 2A5, 5.068%, (-1.000*US0001M + 6.620%), 01/25/37	2,886,652	0.1
1,670,509		Lehman XS Trust Series 2005-5N 1A2, 1.912%, (US0001M + 0.360%), 11/25/35	1,489,635	0.0
5,641,988		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/37	4,865,970	0.1
9,826,000		Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-4 M2, 2.052%, (US0001M + 0.500%), 11/25/35	8,927,161	0.2
257,625		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	249,915	0.0
3,300,000	(1)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/47	3,366,860	0.1
99,819		Structured Adjustable Rate Mortgage Loan Trust 2004-12 7A3, 3.664%, 09/25/34	101,454	0.0
2,201,260		Wachovia Mortgage Loan LLC Series 2005-B 2A1, 3.708%, 10/20/35	2,132,156	0.1
580,558		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.650%, 10/25/36	537,654	0.0
4,521,132		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.062%, (US0001M + 0.510%), 08/25/45	4,409,913	0.1
122,733,562	(3)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.121%, 08/25/45	3,985,159	0.1
3,442,220		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.042%, (US0001M + 0.490%), 10/25/45	3,397,460	0.1
621,157		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.287%, 10/25/36	606,880	0.0
1,421,265		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 2.968%, 11/25/36	1,365,347	0.0
1,716,185		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.063%, 12/25/36	1,558,097	0.0
3,967,635		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.063%, 12/25/36	3,602,152	0.1
2,241,227		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 2.992%, 12/25/36	2,189,328	0.1
2,272,968		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.249%, 08/25/46	2,154,840	0.1
3,067,322		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.163%, 12/25/36	2,957,805	0.1
727,006		WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.917%, 03/25/37	656,689	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,996,835		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.832%, 04/25/37	$1,825,783	0.0
2,491,632		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 2.452%, (US0001M + 0.900%), 11/25/35	2,014,514	0.0
2,258,036		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	2,038,978	0.1
1,574,851		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/35	1,478,713	0.0
671,095		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	641,159	0.0
2,161,736		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 4A, 2.053%, (12MTA + 0.990%), 06/25/46	1,729,556	0.0
5,833,544		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.023%, (12MTA + 0.960%), 08/25/46	4,242,014	0.1
1,004,074		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 1.782%, (US0001M + 0.230%), 01/25/47	920,478	0.0
2,080,138		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 1.872%, (US0001M + 0.320%), 01/25/47	1,922,147	0.0
1,518,274		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.982%, (US0001M + 0.430%), 06/25/37	1,260,674	0.0
1,715,318		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/37	1,647,387	0.0
793,483		Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 3.362%, 04/25/36	734,970	0.0

	Total Collateralized Mortgage Obligations
	(Cost $563,258,532)		568,802,559	10.9

ASSET-BACKED SECURITIES: 11.7%
		Automobile Asset-Backed Securities: 0.2%
400,000		CarMax Auto Owner Trust 2015-2 C, 2.390%, 03/15/21	400,606	0.0
1,960,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	1,961,065	0.1
1,890,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	1,898,089	0.0
3,240,000	(1)	Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/21	3,250,025	0.1
1,450,000	(1)	OSCAR US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	1,453,254	0.0
1,550,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/24	1,534,904	0.0
1,940,000	(1)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/21	1,926,513	0.0
			12,424,456	0.2

		Home Equity Asset-Backed Securities: 0.5%
8,370,878		Freddie Mac Structured Pass Through Certificates T-31 A7, 1.578%, (US0001M + 0.250%), 05/25/31	8,315,048	0.2
4,569,866		GSAA Home Equity Trust 2006-4 4A3, 3.496%, 03/25/36	3,825,842	0.1
4,628,943		GSAA Trust 2006-7 AF2, 5.995%, 03/25/46	3,253,624	0.1
436,515		HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.892%, 12/25/36	395,427	0.0
2,118,644		Morgan Stanley Home Equity Loan Trust 2006-3 A3, 1.712%, (US0001M + 0.160%), 04/25/36	1,636,666	0.0
1,445,929		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 1.712%, (US0001M + 0.160%), 02/25/37	1,302,761	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: (continued)
1,760,509		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 1.782%, (US0001M + 0.230%), 02/25/37	$1,599,211	0.0
3,500,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	3,650,616	0.1
			23,979,195	0.5

		Other Asset-Backed Securities: 10.6%
3,274,870	(1)	AJAX Mortgage Loan Trust 2016-C A, 4.000%, 10/25/57	3,306,237	0.1
1,798,657	(1)	AJAX Mortgage Loan Trust 2017-A A, 3.470%, 04/25/57	1,805,854	0.0
5,100,000	(1)	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.359%, (US0003M + 2.000%), 10/15/27	5,139,744	0.1
2,930,000	(1)	ALM VIII Ltd. 2013-8A A1R, 2.849%, (US0003M + 1.490%), 10/15/28	2,949,423	0.1
1,101,237	(1),(3),(5)	American Homes 4 Rent 2015-SFR1 XS 0.000%, 04/17/52	–	–
1,076,000	(1)	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	1,151,725	0.0
1,250,000	(1)	American Homes 4 Rent 2015-SFR2 D, 5.036%, 10/17/45	1,349,594	0.0
6,944,667	(1),(3),(5)	American Homes 4 Rent 2015-SFR2 XS 0.000%, 10/17/45	–	–
3,440,000	(1)	Apidos CLO XI 2012-11A BR, 3.303%, (US0003M + 1.950%), 01/17/28	3,465,212	0.1
3,130,000	(1)	Apidos CLO XVII 2014-17A A2R, 3.203%, (US0003M + 1.850%), 04/17/26	3,135,615	0.1
5,420,000	(1)	Apidos CLO XVII 2014-17A BR, 3.853%, (US0003M + 2.500%), 04/17/26	5,433,761	0.1
3,860,000	(1)	Apidos Clo XXV 2016-25A A1, 2.823%, (US0003M + 1.460%), 10/20/28	3,871,885	0.1
4,000,000	(1)	Ares XLIV CLO Ltd. 2017-44A A2, 2.664%, (US0003M + 1.350%), 10/15/29	4,016,548	0.1
10,000,000	(5)	Ares XLVI CLO Ltd. 2017-46A A2, 2.939%, 01/15/30	10,000,000	0.2
4,350,000	(1)	Ares XXIX CLO Ltd. 2014-1A BR, 3.653%, (US0003M + 2.300%), 04/17/26	4,360,401	0.1
4,410,000	(1)	Ares XXXII CLO Ltd. 2014-32A BR, 3.666%, (US0003M + 2.250%), 11/15/25	4,435,005	0.1
2,000,000	(1)	Atrium CDO Corp. 12A CR, 3.023%, (US0003M + 1.650%), 04/22/27	2,006,022	0.0
1,500,000	(1)	Atrium XIII 13A C, 3.241%, (US0003M + 1.800%), 11/21/30	1,502,964	0.0
3,970,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 3.717%, (US0003M + 2.350%), 04/25/26	3,983,387	0.1
3,700,000	(1)	Babson CLO Ltd. 2014-3A AR, 2.679%, (US0003M + 1.320%), 01/15/26	3,704,795	0.1
2,640,000	(1)	Babson CLO Ltd. 2014-3A C1R, 4.009%, (US0003M + 2.650%), 01/15/26	2,660,476	0.0
3,620,000	(1)	Babson CLO Ltd. 2014-IA BR, 3.563%, (US0003M + 2.200%), 07/20/25	3,628,000	0.1
1,650,000	(1)	Bain Capital Credit CLO 2017-1A A2, 2.644%, (US0003M + 1.350%), 07/20/30	1,656,326	0.0
3,890,000	(1)	Barings CLO Ltd. 2017-1A A2, 2.631%, (US0003M + 1.350%), 07/18/29	3,904,825	0.1
8,770,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.609%, (US0003M + 1.250%), 07/15/29	8,841,335	0.2
9,250,000	(1)	Benefit Street Partners CLO VII Ltd. 2015-VIIA BR, 2.915%, (US0003M + 1.550%), 07/18/27	9,252,747	0.2
3,190,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A A1, 2.849%, (US0003M + 1.490%), 01/15/29	3,202,597	0.1
2,450,000	(1)	Birchwood Park CLO Ltd. 2014-1A C1R, 3.609%, (US0003M + 2.250%), 07/15/26	2,458,690	0.0
6,520,000	(1)	Blue Hill CLO Ltd. 2013-1A C1R, 3.759%, (US0003M + 2.400%), 01/15/26	6,521,545	0.1
4,350,000	(1)	BlueMountain CLO 2014-4A CR, 4.018%, (US0003M + 2.550%), 11/30/26	4,379,750	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
4,070,000	(1)	BlueMountain CLO 2015-1A BR, 3.859%, (US0003M + 2.500%), 04/13/27	$4,106,264	0.1
3,270,000	(1)	Burnham Park Clo Ltd. 2016-1A A, 2.793%, (US0003M + 1.430%), 10/20/29	3,315,839	0.1
10,000,000	(1)	Carbone CLO Ltd 2017-1A A1, 2.809%, (US0003M + 1.140%), 01/20/31	10,003,900	0.2
3,000,000	(1)	Carbone CLO Ltd 2017-1A B, 3.469%, (US0003M + 1.800%), 01/20/31	3,002,943	0.1
3,480,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-3A BR, 3.525%, (US0003M + 2.150%), 07/27/26	3,497,000	0.1
6,380,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 2.663%, (US0003M + 1.300%), 04/20/31	6,398,196	0.1
4,300,000	(1)	Cedar Funding II CLO Ltd. 2013-1A CR, 3.886%, (US0003M + 2.350%), 06/09/30	4,333,570	0.1
3,500,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.613%, (US0003M + 2.250%), 07/23/30	3,515,809	0.1
9,680,000	(1)	Cedar Funding VI CLO Ltd. 2016-6A A1, 2.833%, (US0003M + 1.470%), 10/20/28	9,733,221	0.2
3,530,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 2.618%, (US0003M + 1.250%), 10/17/30	3,552,119	0.1
4,700,000	(1)	Cent CLO 2014-22A A2AR, 3.342%, (US0003M + 1.950%), 11/07/26	4,711,628	0.1
37,149		Chase Funding Trust Series 2003-5 2A2, 2.152%, (US0001M + 0.600%), 07/25/33	36,064	0.0
4,050,000	(1)	CIFC Funding 2013-2A A1LR, 2.564%, (US0003M + 1.210%), 10/18/30	4,079,488	0.1
2,700,000	(1)	CIFC Funding 2013-2A A3LR, 3.304%, (US0003M + 1.950%), 10/18/30	2,737,746	0.0
2,750,000	(1)	CIFC Funding 2014-4A C1R, 4.003%, (US0003M + 2.650%), 10/17/26	2,759,463	0.1
3,660,000	(1)	CIFC Funding 2016-1A A, 2.843%, (US0003M + 1.480%), 10/21/28	3,674,713	0.1
2,150,000	(1)	CIFC Funding 2017-2A C, 3.713%, (US0003M + 2.350%), 04/20/30	2,170,857	0.0
7,400,000	(1)	CIFC Funding 2017-4 A1, 2.633%, (US0003M + 1.250%), 10/24/30	7,463,825	0.1
3,000,000	(1)	CIFC Funding 2017-5A A1, 2.543%, (US0003M + 1.180%), 11/16/30	3,000,987	0.1
7,425,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 2.257%, (US0001M + 0.705%), 09/25/35	7,060,928	0.1
7,700,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 3.177%, (US0003M + 1.180%), 10/20/30	7,716,978	0.1
7,000,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 2.464%, (US0003M + 1.210%), 10/15/30	7,052,542	0.1
5,565,000	(1)	Dryden 33 Senior Loan Fund 2014-33A AR, 2.789%, (US0003M + 1.430%), 10/15/28	5,609,281	0.1
2,960,000	(1)	Dryden Senior Loan Fund 2014-31A CR, 3.454%, (US0003M + 2.100%), 04/18/26	2,966,698	0.1
2,100,000	(1)	Dryden Senior Loan Fund 2014-34A CR, 3.509%, (US0003M + 2.150%), 10/15/26	2,112,459	0.0
6,660,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 2.709%, (US0003M + 1.350%), 04/15/28	6,681,292	0.1
6,410,000	(1)	Dryden Senior Loan Fund 2017-47A C, 3.559%, (US0003M + 2.200%), 04/15/28	6,459,030	0.1
7,700,000	(1)	Dryden XXV Senior Loan Fund 2012-25A CRR, 3.209%, (US0003M + 1.850%), 10/15/27	7,731,924	0.1
5,565,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 2.616%, (US0003M + 1.200%), 08/15/30	5,608,223	0.1
8,000,000	(1),(5)	Eaton Vance Clo 2015-1A A2R Ltd., 2.727%, (US0003M + 1.250%), 01/20/30	8,000,000	0.2
3,980,025	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/47	4,090,132	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
3,000,000	(1)	Flatiron CLO Ltd. 2013-1A A2R, 3.003%, (US0003M + 1.650%), 01/17/26	$3,004,935	0.1
3,920,000	(1)	Flatiron CLO Ltd. 2013-1A BR, 3.703%, (US0003M + 2.350%), 01/17/26	3,928,781	0.1
4,250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 2.585%, (US0003M + 1.220%), 07/24/30	4,281,365	0.1
2,500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 2.559%, (US0003M + 1.200%), 10/15/30	2,519,582	0.0
2,300,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 2.555%, (US0003M + 1.190%), 10/15/30	2,314,336	0.0
1,850,000	(1)	Gilbert Park CLO Ltd. 2017-1A B, 2.965%, (US0003M + 1.600%), 10/15/30	1,858,059	0.0
2,100,000	(1)	Gilbert Park CLO Ltd. 2017-1A C, 3.315%, (US0003M + 1.950%), 10/15/30	2,110,941	0.0
7,000,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 2.724%, (US0003M + 1.150%), 11/28/30	7,021,091	0.1
2,366,178	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/40	2,427,029	0.0
2,221,178	(1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/41	2,257,451	0.0
2,500,000	(1)	Invitation Homes Trust 2014-SFR2 E, 4.641%, (US0001M + 3.150%), 06/17/32	2,528,696	0.0
1,500,000	(1)	Jay Park CLO Ltd. 2016-1A B, 3.763%, (US0003M + 2.400%), 10/20/27	1,510,927	0.0
1,795,500	(1)	Jimmy Johns Funding LLC 2017-1A A2I, 3.610%, 07/30/47	1,805,958	0.0
11,500,000	(1)	KKR CLO 20 A Ltd., 2.846%, (US0003M + 1.130%), 10/16/30	11,497,450	0.2
6,000,000	(1)	LCM 26A A2 Ltd. 0.000%, (US0003M + 1.250%), 01/20/31	6,000,000	0.1
5,400,000	(1)	LCM XXIII Ltd. 23A A1, 2.763%, (US0003M + 1.400%), 10/20/29	5,468,526	0.1
4,500,000	(1)	Madison Park Funding XI Ltd. 2013-11A CR, 3.563%, (US0003M + 2.200%), 07/23/29	4,510,089	0.1
2,900,000	(1)	Madison Park Funding XIII Ltd. 2014-13A CR, 3.507%, (US0003M + 2.150%), 01/19/25	2,902,680	0.1
5,400,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 3.575%, (US0003M + 2.200%), 01/27/26	5,423,047	0.1
181,705	(1)	Marketplace Loan Trust Series 2015-AV2 A, 4.000%, 10/15/21	182,267	0.0
1,100,000	(1)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/58	1,075,394	0.0
3,200,000	(1)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/59	3,207,996	0.1
4,807,647	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 09/20/42	4,831,067	0.1
1,700,000	(1)	Neuberger Berman Loan Advisers CLO 2017-26A C, 3.142%, (US0003M + 1.750%), 10/18/30	1,702,949	0.0
3,000,000	(1)	Oaktree CLO 2015-1A BR Ltd., 3.013%, (US0003M + 1.650%), 10/20/27	3,000,000	0.1
9,470,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.683%, (US0003M + 1.320%), 03/17/30	9,592,352	0.2
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 2.668%, (US0003M + 1.350%), 07/15/29	3,015,852	0.1
5,520,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.734%, (US0003M + 1.375%), 07/15/29	5,576,210	0.1
1,570,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.459%, (US0003M + 2.100%), 04/15/26	1,571,382	0.0
4,060,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 2.707%, (US0003M + 1.350%), 07/19/30	4,096,195	0.1
1,500,000	(1)	OHA Credit Partners XIV Ltd. 2017-14A C, 3.383%, (US0003M + 1.800%), 01/21/30	1,502,964	0.0
5,660,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 2.826%, (US0003M + 1.410%), 08/15/29	5,755,937	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
5,980,000	(1)	OHA Loan Funding Ltd. 2015-1A BR, 3.216%, (US0003M + 1.800%), 08/15/29	$6,016,867	0.1
1,500,000	(1)	Palmer Square CLO 2013-1A CR Ltd., 4.516%, (US0003M + 3.100%), 05/15/25	1,501,135	0.0
6,000,000	(1)	Palmer Square CLO 2013-2A BR Ltd., 3.603%, (US0003M + 2.250%), 10/17/27	6,036,774	0.1
3,550,000	(1)	Palmer Square CLO 2014-1A A1R2 Ltd., 2.861%, (US0003M + 1.130%), 01/17/31	3,550,000	0.1
4,600,000	(1)	Palmer Square CLO 2014-1A BR2 Ltd., 3.581%, (US0003M + 1.850%), 01/17/31	4,600,000	0.1
8,550,000	(1)	Palmer Square CLO 2015-1A BR Ltd., 3.991%, (US0003M + 2.550%), 05/21/29	8,637,655	0.2
2,190,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 2.633%, (US0003M + 1.270%), 07/20/30	2,209,147	0.0
4,340,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 2.713%, (US0003M + 1.350%), 07/20/30	4,381,803	0.1
5,950,000	(1)	Palmer Square Loan Funding 2017-1A C Ltd., 4.120%, (US0003M + 2.800%), 10/15/25	5,963,459	0.1
921,577		Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.148%, 01/25/36	914,812	0.0
4,000,000	(1)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/32	4,038,558	0.1
4,000,000	(1)	Progress Residential 2015-SFR3 C, 4.327%, 11/12/32	4,100,936	0.1
5,312,000	(1)	Recette CLO Ltd. 2015-1A CR, 3.063%, (US0003M + 1.700%), 10/20/27	5,326,056	0.1
1,500,000	(1)	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	1,572,764	0.0
2,962,160	(1)	SoFi Consumer Loan Program 2017-1 A, 3.280%, 01/26/26	2,992,822	0.1
9,050,000	(1)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/26	9,125,776	0.2
5,345,000	(1)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	5,367,128	0.1
7,320,000	(1)	Symphony CLO Ltd. 2012-9A AR, 2.809%, (US0003M + 1.450%), 10/16/28	7,380,595	0.1
3,120,000	(1)	Symphony CLO Ltd. 2016-18A B, 3.163%, (US0003M + 1.800%), 01/23/28	3,139,179	0.1
3,080,000	(1)	Symphony CLO XIV Ltd. 2014-14A C1R, 3.859%, (US0003M + 2.500%), 07/14/26	3,091,716	0.1
3,406,875	(1)	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	3,460,153	0.1
617,188	(1)	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/46	637,590	0.0
4,100,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/47	4,069,948	0.1
2,580,000	(1)	Thacher Park CLO Ltd. 2014-1A CR, 3.563%, (US0003M + 2.200%), 10/20/26	2,588,318	0.0
7,000,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 2.584%, (US0003M + 1.230%), 10/18/30	7,064,148	0.1
3,000,000	(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 3.354%, (US0003M + 2.000%), 10/18/30	3,023,778	0.1
6,000,000	(1)	THL Credit Wind River 2017-1A C CLO Ltd., 3.654%, (US0003M + 2.300%), 04/18/29	6,057,762	0.1
7,080,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 2.544%, (US0003M + 1.230%), 07/20/30	7,092,928	0.1
3,500,000	(1)	THL Credit Wind River 2017-4A C CLO Ltd., 3.256%, (US0003M + 1.750%), 11/20/30	3,506,437	0.1
9,030,000	(1)	Wind River CLO Ltd. 2016-2A A, 2.877%, (US0003M + 1.500%), 11/01/28	9,059,465	0.2
7,500,000	(1)	Tiaa Clo III Ltd 2017-2A A, 2.627%, (US0003M + 1.150%), 01/16/31	7,500,016	0.1
1,400,000	(1)	Towd Point Mortgage Trust 2015-2 1B1, 3.514%, 11/25/60	1,432,707	0.0
2,640,000	(1)	Towd Point Mortgage Trust 2015-2 2B2, 4.278%, 11/25/57	2,780,087	0.1
4,346,000	(1)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/55	4,277,742	0.1
3,200,000	(1)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/56	3,268,012	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities: (continued)
	1,500,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 3.259%, (US0003M + 1.900%), 04/16/27	$1,500,026	0.0
	10,000,000	(1)	Venture XXX CLO Ltd 2017-30A A1, 2.745%, (US0003M + 1.230%), 01/15/31	10,005,860	0.2
	2,000,000	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/48	2,001,876	0.0
				553,063,125	10.6

			Student Loan Asset-Backed Securities: 0.4%
	2,047,200	(1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/40	2,052,628	0.0
	2,300,000	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/42	2,284,808	0.1
	1,299,106	(1)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	1,309,121	0.0
	1,832,369	(1)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/40	1,848,366	0.0
	2,900,000	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/42	2,886,349	0.1
	856,155	(1)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/39	825,218	0.0
	1,019,750	(1)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/36	1,046,821	0.0
	786,497	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/37	797,327	0.0
	1,000,000	(1)	Laurel Road Prime Student Loan Trust 2017-B A4, 3.020%, 08/25/42	990,514	0.0
	1,200,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/41	1,170,112	0.0
	1,664,815	(1)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/33	1,659,342	0.0
	4,100,000	(1)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/41	4,089,224	0.1
	2,400,000	(1)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/40	2,380,962	0.1
				23,340,792	0.4

		Total Asset-Backed Securities
		(Cost $608,716,575)		612,807,568	11.7

FOREIGN GOVERNMENT BONDS: 3.5%
	2,750,000		Argentine Republic Government International Bond, 5.625%, 01/26/22	2,908,125	0.1
	9,160,000		Argentine Republic Government International Bond, 6.875%, 04/22/21	9,992,415	0.2
ARS	21,200,000		Republic of Argentina, 18.200%, 10/03/21	1,161,025	0.0
ARS	21,200,000		Republic of Argentina, 21.200%, 09/19/18	1,104,501	0.0
	4,975,000	(2)	Argentine Republic Government International Bond, 6.875%, 01/26/27	5,442,650	0.1
BRL	23,892,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	7,418,613	0.1
BRL	26,035,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	7,944,415	0.2
BRL	5,156,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/25	1,552,461	0.0
	1,968,000	(2)	Brazilian Government International Bond, 2.625%, 01/05/23	1,900,104	0.0
	2,500,000		Brazilian Government International Bond, 6.000%, 04/07/26	2,800,000	0.1
	1,062,000		Colombia Government International Bond, 2.625%, 03/15/23	1,040,096	0.0
	3,900,000		Colombia Government International Bond, 3.875%, 04/25/27	3,975,075	0.1
	760,000		Colombia Government International Bond, 8.125%, 05/21/24	961,742	0.0
	350,000	(1)	Costa Rica Government International Bond, 4.250%, 01/26/23	342,125	0.0
	400,000		Costa Rica Government International Bond, 9.995%, 08/01/20	461,000	0.0
	2,500,000		Croatia Government International Bond, 5.500%, 04/04/23	2,761,570	0.1
	272,000		Croatia Government International Bond, 6.375%, 03/24/21	299,401	0.0
	300,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/25	318,375	0.0
	270,000		Dominican Republic International Bond, 5.875%, 04/18/24	291,327	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	300,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/24	$337,125	0.0
	2,150,000		Dominican Republic International Bond, 6.875%, 01/29/26	2,456,934	0.1
	250,000	(1)	Egypt Government International Bond, 5.875%, 06/11/25	252,872	0.0
	2,700,000		Egypt Government International Bond, 6.125%, 01/31/22	2,830,073	0.1
	232,000	(1)	El Salvador Government International Bond, 5.875%, 01/30/25	234,320	0.0
	290,380	(1)	Gabonese Republic, 6.375%, 12/12/24	295,620	0.0
HUF	1,597,020,000		Hungary Government Bond, 5.500%, 06/24/25	7,801,092	0.2
	2,506,000		Hungary Government International Bond, 5.375%, 02/21/23	2,792,175	0.1
	416,000		Hungary Government International Bond, 7.625%, 03/29/41	653,187	0.0
	1,775,000	(1),(2)	Indonesia Government International Bond, 3.850%, 07/18/27	1,823,892	0.0
	1,500,000		Indonesia Government International Bond, 4.125%, 01/15/25	1,561,005	0.0
	600,000	(1)	Indonesia Government International Bond, 4.125%, 01/15/25	624,402	0.0
	2,750,000	(1)	Indonesia Government International Bond, 4.350%, 01/08/27	2,913,977	0.1
IDR	28,498,000,000		Indonesia Treasury Bond, 8.375%, 09/15/26	2,379,524	0.1
	2,674,015		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,679,331	0.1
	600,000	(1)	KazAgro National Management Holding JSC, 4.625%, 05/24/23	609,875	0.0
	2,100,000		Kazakhstan Government International Bond, 5.125%, 07/21/25	2,343,558	0.0
	1,000,000	(1)	Kazakhstan Government International Bond, 5.125%, 07/21/25	1,115,980	0.0
	1,150,000		Lebanon Government International Bond, 6.100%, 10/04/22	1,121,899	0.0
	718,000		Lebanon Government International Bond, 6.000%, 01/27/23	689,854	0.0
MXN	147,260,000		Mexican Bonos, 6.500%, 06/10/21	7,241,110	0.1
MXN	95,790,000		Mexican Bonos, 7.750%, 05/29/31	4,879,261	0.1
	400,000		Mexico Government International Bond, 4.000%, 10/02/23	419,600	0.0
	2,250,000		Morocco Government International Bond, 4.250%, 12/11/22	2,377,710	0.0
	600,000	(1),(2)	Morocco Government International Bond, 4.250%, 12/11/22	634,056	0.0
	850,000		Namibia International Bonds, 5.500%, 11/03/21	905,240	0.0
	3,125,000		Panama Government International Bond, 3.875%, 03/17/28	3,273,437	0.1
	693,000		Panama Government International Bond, 6.700%, 01/26/36	925,848	0.0
PEN	11,093,000	(1)	Peru Government Bond, 6.150%, 08/12/32	3,656,331	0.1
PEN	26,244,000		Peru Government Bond, 6.900%, 08/12/37	9,122,617	0.2
	1,900,000	(2)	Peruvian Government International Bond, 4.125%, 08/25/27	2,069,100	0.0
PLN	13,164,000		Republic of Poland Government Bond, 4.000%, 10/25/23	4,033,400	0.1
	1,380,000		Republic of Poland Government International Bond, 3.250%, 04/06/26	1,412,057	0.0
	1,500,000		Republic of Poland Government International Bond, 4.000%, 01/22/24	1,602,285	0.0
	415,625		Republic of Angola Via Northern Lights III BV, 7.000%, 08/17/19	428,838	0.0
	600,000		Republic of Paraguay, 4.625%, 01/25/23	631,740	0.0
	600,000	(1)	Republic of Paraguay, 4.625%, 01/25/23	631,740	0.0
	1,250,000		South Africa Government International Bond, 4.300%, 10/12/28	1,208,826	0.0
	1,602,000		Romanian Government International Bond, 4.375%, 08/22/23	1,718,546	0.0
	136,000	(1)	Romanian Government International Bond, 4.375%, 08/22/23	145,894	0.0
	6,400,000		Russian Federal Bond - OFZ, 4.750%, 05/27/26	6,796,026	0.1
RUB	276,740,000		Russian Federal Bond - OFZ, 7.000%, 01/25/23	4,804,350	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
RUB	164,590,000		Russian Federal Bond - OFZ, 7.000%, 08/16/23	$2,856,226	0.1
RUB	424,870,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	7,509,342	0.1
RUB	256,882,000		Russian Federal Bond - OFZ, 7.600%, 07/20/22	4,587,099	0.1
	350,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	369,660	0.0
	1,100,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/26	1,213,098	0.0
	316,669		Tanzania Government International Bond, 7.452%, (US0003M + 6.000%), 03/09/20	332,899	0.0
	800,000		Turkey Government International Bond, 4.875%, 10/09/26	790,926	0.0
	200,000		Turkey Government International Bond, 6.250%, 09/26/22	217,490	0.0
	2,083,000		Turkey Government International Bond, 7.375%, 02/05/25	2,403,824	0.1
TRY	17,898,000		Turkey Government Bond, 9.200%, 09/22/21	4,305,105	0.1
	2,726,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	2,724,435	0.1
	2,300,000		Uruguay Government International Bond, 4.375%, 10/27/27	2,470,488	0.1
	253,970		Uruguay Government International Bond, 7.625%, 03/21/36	363,190	0.0
	341,643		Uruguay Government International Bond, 8.000%, 11/18/22	413,559	0.0
UYU	115,000,000		Uruguay Government International Bond, 9.875%, 06/20/22	4,208,027	0.1
	475,000		Vietnam Government International Bond, 6.750%, 01/29/20	513,137	0.0
	300,000	(1)	Zambia Government International Bond, 5.375%, 09/20/22	293,574	0.0

		Total Foreign Government Bonds
		(Cost $178,371,216)		182,681,806	3.5

U.S. TREASURY OBLIGATIONS: 30.4%
			U.S. Treasury Bonds: 4.0%
	207,915,400		2.750%, 08/15/47	207,986,214	4.0

			U.S. Treasury Notes: 26.4%
	51,767,000		0.625%, 06/30/18	51,554,690	1.0
	571,711,000	(2)	1.750%, 11/30/19	570,269,019	10.9
	261,234,000		1.875%, 12/15/20	260,484,193	4.9
	363,495,000	(2)	2.000%, 11/30/22	360,177,995	6.9
	89,348,000		2.125%, 11/30/24	88,166,031	1.7
	52,688,700	(2)	2.250%, 11/15/27	51,937,149	1.0
				1,382,589,077	26.4

		Total U.S. Treasury Obligations
		(Cost $1,590,188,154)		1,590,575,291	30.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.9%
			Federal Home Loan Mortgage Corporation: 4.7%(6)
	1,156,223		2.500%, 05/01/30	1,156,163	0.0
	1,403,988		2.500%, 05/01/30	1,403,519	0.0
	1,883,722		2.500%, 06/01/30	1,883,130	0.0
	11,794,000	(7)	3.000%, 10/15/26	12,009,586	0.2
	24,502,000	(7)	3.000%, 12/15/42	24,500,075	0.5
	2,780,243		3.000%, 03/01/45	2,790,333	0.1
	3,116,399		3.000%, 03/01/45	3,123,489	0.1
	6,879,144		3.000%, 04/01/45	6,904,110	0.1
	6,815,282		3.000%, 04/01/45	6,830,788	0.1
	107,081,000	(7)	3.500%, 07/15/41	109,972,778	2.1
	10,879,600		3.500%, 01/01/45	11,213,266	0.2
	3,905,688		3.500%, 03/01/45	4,029,770	0.1
	8,644		3.635%, 05/01/37	9,103	0.0
	15,432,000	(7)	4.000%, 08/15/40	16,138,496	0.3
	1,469,295		4.000%, 10/01/41	1,543,326	0.0
	2,409,310		4.000%, 12/01/41	2,530,693	0.1
	3,257,544		4.000%, 08/01/44	3,409,675	0.1
	2,061,091		4.000%, 07/01/45	2,156,495	0.0
	5,153,154		4.000%, 09/01/45	5,391,501	0.1
	3,810,469		4.000%, 09/01/45	3,986,619	0.1
	7,185,105		4.000%, 09/01/45	7,517,633	0.2
	5,526,906		4.000%, 05/01/46	5,782,905	0.1
	1,302,180		4.500%, 08/01/41	1,389,867	0.0
	1,590,042		4.500%, 09/01/41	1,697,233	0.0
	1,345,052		4.500%, 10/01/41	1,435,797	0.0
	2,090,389		4.500%, 03/01/44	2,243,451	0.1
	150,466		5.000%, 01/01/41	163,385	0.0
	1,565,409		5.000%, 04/01/41	1,690,674	0.0
	44,070		5.500%, 07/01/37	48,518	0.0
	2,355,319		5.500%, 11/01/38	2,619,602	0.1
	4,821		6.000%, 12/01/28	5,388	0.0
	18,219		6.000%, 01/01/29	20,364	0.0
	8,609		6.500%, 01/01/24	9,541	0.0
	8,013		6.500%, 12/01/31	8,930	0.0
	758,646		6.500%, 09/01/34	852,823	0.0
	1,112		7.000%, 03/01/32	1,147	0.0
				246,470,173	4.7

			Federal National Mortgage Association: 7.3%(6)
	2,390,783		2.500%, 05/01/30	2,396,139	0.0
	3,631,633		2.500%, 06/01/30	3,639,776	0.1
	5,367,435		2.500%, 06/01/30	5,379,470	0.1
	2,210,987		2.500%, 07/01/30	2,215,945	0.0
	18,700,000	(7)	2.500%, 01/23/32	18,672,242	0.4
	3,131,909		3.000%, 08/01/30	3,197,809	0.1
	1,923,071		3.000%, 09/01/30	1,963,609	0.0
	5,726,695		3.000%, 04/01/43	5,759,359	0.1
	4,398,996		3.000%, 07/01/43	4,423,466	0.1
	1,195,057		3.000%, 08/01/43	1,203,981	0.0
	1,045,047		3.000%, 09/01/43	1,051,016	0.0
	14,607,355		3.000%, 04/01/45	14,667,306	0.3
	2,853,080		3.000%, 08/01/46	2,863,459	0.1
	1,486,736		3.000%, 11/01/46	1,491,386	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
131,165,000	(7)	3.000%, 01/18/47	$131,175,248	2.5
154,506		3.185%, 07/01/35	160,831	0.0
132,000	(7)	3.500%, 06/25/42	135,537	0.0
7,495,206		3.500%, 10/01/42	7,739,333	0.2
2,380,315		3.500%, 04/01/43	2,459,600	0.1
7,464,673		3.500%, 08/01/43	7,713,326	0.2
4,619,160		3.500%, 03/01/44	4,774,419	0.1
551,251		3.500%, 01/01/46	569,539	0.0
809,249		3.500%, 02/01/46	836,097	0.0
412,878		3.500%, 02/01/46	426,576	0.0
33,337,934		3.500%, 08/01/46	34,450,306	0.7
10,000	(7)	4.000%, 08/25/40	10,458	0.0
682,922		4.000%, 03/01/42	717,556	0.0
2,670,081		4.000%, 07/01/42	2,805,505	0.1
2,344,312		4.000%, 07/01/42	2,456,737	0.0
447,699		4.000%, 07/01/42	470,404	0.0
1,496,261		4.000%, 09/01/43	1,582,956	0.0
3,069,438		4.000%, 01/01/45	3,213,566	0.1
22,244,341		4.000%, 01/01/45	23,682,190	0.5
1,844,545		4.000%, 03/01/45	1,930,720	0.0
21,044,218		4.000%, 05/01/45	22,031,320	0.4
3,482,266		4.000%, 06/01/45	3,667,248	0.1
13,090,130		4.000%, 12/01/46	13,799,353	0.3
2,874,135		4.250%, 11/01/43	3,058,513	0.1
5,345,662		4.500%, 11/01/40	5,734,339	0.1
312,390		4.500%, 11/01/40	335,058	0.0
598,652		4.500%, 11/01/40	641,313	0.0
10,330		4.500%, 12/01/40	11,097	0.0
5,438		4.500%, 12/01/40	5,841	0.0
12,379		4.500%, 01/01/41	13,278	0.0
9,355		4.500%, 01/01/41	10,034	0.0
822,715		4.500%, 10/01/41	878,580	0.0
181,360		5.000%, 06/01/33	197,085	0.0
28,830		5.000%, 09/01/33	31,332	0.0
106,548		5.000%, 11/01/33	115,797	0.0
36,294		5.000%, 03/01/34	39,338	0.0
22,318		5.000%, 03/01/34	24,255	0.0
234,083		5.000%, 02/01/35	254,388	0.0
163,919		5.000%, 06/01/35	177,674	0.0
9,255		5.000%, 06/01/35	10,059	0.0
384,731		5.000%, 07/01/35	418,133	0.0
92,794		5.000%, 07/01/35	100,845	0.0
638,171		5.000%, 08/01/35	693,399	0.0
37,365		5.000%, 10/01/35	40,575	0.0
817,567		5.000%, 10/01/35	888,578	0.0
427,367		5.000%, 02/01/36	464,470	0.0
6,467		5.000%, 03/01/36	7,029	0.0
83,130		5.000%, 03/01/36	90,356	0.0
13,497		5.000%, 05/01/36	14,616	0.0
8,852		5.000%, 06/01/36	9,617	0.0
318,864		5.000%, 07/01/36	346,552	0.0
450,686		5.000%, 07/01/37	489,996	0.0
280,127		5.000%, 11/01/40	302,670	0.0
106,455		5.000%, 05/01/41	115,014	0.0
554,407		5.000%, 06/01/41	599,058	0.0
360,349		5.000%, 06/01/41	389,424	0.0
22,887,365		5.000%, 08/01/56	25,067,969	0.5
328		5.500%, 02/01/18	328	0.0
226,710		5.500%, 03/01/37	251,279	0.0
230,981		5.500%, 06/01/39	256,557	0.0
2,155,012		5.500%, 10/01/39	2,378,241	0.0
1,089		6.000%, 10/01/18	1,097	0.0
81,089		6.000%, 09/01/36	90,644	0.0
375,596		6.000%, 05/01/38	399,307	0.0
742		6.500%, 02/01/28	822	0.0
192		6.500%, 09/01/31	213	0.0
639		6.500%, 09/01/31	709	0.0
18,290		6.500%, 11/01/31	20,406	0.0
8,363		6.500%, 04/01/32	9,277	0.0
4,781		6.500%, 08/01/32	5,304	0.0
1,481		6.500%, 08/01/32	1,643	0.0
16,042		6.500%, 02/01/33	17,788	0.0
12,070		7.000%, 12/01/27	12,470	0.0
3,389		7.000%, 10/01/31	3,697	0.0
4,368		7.000%, 03/01/32	4,846	0.0
1,780		7.500%, 09/01/30	2,113	0.0
1,207		7.500%, 10/01/30	1,209	0.0
5,462		7.500%, 09/01/31	6,395	0.0
17,441		7.500%, 02/01/32	19,426	0.0
			380,793,841	7.3

		Government National Mortgage Association: 1.9%
13,213,000	(7)	3.000%, 01/15/43	13,333,775	0.2
44,614,000	(7)	3.500%, 10/20/41	46,123,208	0.9
18,353,449		3.500%, 08/20/47	19,064,194	0.4
13,207,359		3.500%, 08/20/47	13,697,869	0.3
442,119		4.000%, 11/20/40	465,532	0.0
2,764,867		4.000%, 03/20/46	2,895,948	0.1
548,841		4.500%, 10/15/39	587,615	0.0
367,660		4.500%, 11/15/39	392,089	0.0
371,803		4.500%, 11/15/39	398,077	0.0
125,515		4.500%, 12/15/39	134,336	0.0
117,916		4.500%, 08/20/41	124,938	0.0
628,330		5.140%, 10/20/60	647,214	0.0
962,668		5.310%, 10/20/60	987,490	0.0
854,046		5.500%, 03/20/60	879,874	0.0
			99,732,159	1.9

	Total U.S. Government Agency Obligations
	(Cost $728,668,105)		726,996,173	13.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.3%
2,000,000	(1)	BAMLL Re-REMIC Trust 2015-FRR11 A705, 1.827%, 09/27/44	1,970,461	0.0
12,930,000		BANK 2017-BNK8 A4, 3.488%, 11/15/50	13,324,435	0.3
4,880,000		BANK 2017-BNK8 B, 3.931%, 11/15/50	5,017,125	0.1
624,018		Bank of America Commercial Mortgage Trust 2007-3 B, 5.697%, 06/10/49	630,620	0.0
92,840,000	(1),(3)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/33	4,035,235	0.1
760,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	761,090	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
760,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	$758,752	0.0
760,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	748,077	0.0
2,000,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 5.808%, 02/13/42	2,023,838	0.0
231,804	(1)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 B, 5.720%, 04/12/38	232,291	0.0
2,053,269	(1)	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	2,060,356	0.0
6,280,000	(1)	BXMT 2017-FL1 A Ltd., 2.231%, (US0001M + 0.870%), 06/14/35	6,280,161	0.1
94,282,898	(3)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.022%, 11/15/50	6,758,406	0.1
25,443,120	(3)	CD 2016-CD1 Mortgage Trust XA, 1.437%, 08/10/49	2,313,309	0.0
45,113,000	(1),(3)	CD 2016-CD1 Mortgage Trust XB, 0.683%, 08/10/49	2,408,037	0.0
34,232,426	(3)	CD 2017-CD4 Mortgage Trust XA, 1.327%, 05/10/50	3,084,133	0.1
2,520,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/50	2,602,778	0.1
4,280,000		CD 2017-CD6 Mortgage Trust C, 4.269%, 11/13/50	4,421,481	0.1
4,500,000	(1)	CHT 2017-COSMO A Mortgage Trust, 2.310%, (US0001M + 0.930%), 11/15/36	4,509,073	0.1
4,139,000		Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.103%, 11/10/46	4,354,510	0.1
3,430,000		Citigroup Commercial Mortgage Trust 2014-GC25, 4.531%, 10/10/47	3,466,185	0.1
3,040,000		Citigroup Commercial Mortgage Trust 2016-P4 A4, 2.902%, 07/10/49	3,008,882	0.1
41,718,585	(3)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.007%, 07/10/49	5,121,307	0.1
65,116,294	(3)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.127%, 10/12/50	5,115,966	0.1
3,940,000		Citigroup Commercial Mortgage Trust 2017-P8 C, 4.272%, 09/15/50	3,957,026	0.1
40,718,050	(3)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.934%, 09/15/50	2,828,882	0.1
5,108,230	(3)	COMM 2012-CR1 XA, 1.878%, 05/15/45	337,894	0.0
30,331,567	(3)	COMM 2012-CR2 XA, 1.662%, 08/15/45	1,871,794	0.0
35,981,719	(3)	COMM 2012-CR4 XA, 1.796%, 10/15/45	2,241,434	0.0
27,260,000	(1),(3)	COMM 2012-CR4 XB, 0.596%, 10/15/45	754,581	0.0
13,058,741	(1),(3)	COMM 2012-LC4 XA, 2.214%, 12/10/44	839,074	0.0
190,642,275	(3)	COMM 2013-CCRE13 XA, 0.915%, 11/12/46	6,325,129	0.1
4,240,000	(1)	COMM 2013-CR10 C, 4.789%, 08/10/46	4,364,157	0.1
4,097,500		COMM 2014-CCRE18, 4.456%, 07/15/47	4,255,659	0.1
140,057,884	(1),(3)	COMM 2015-PC1 XA, 0.751%, 07/10/50	5,035,165	0.1
920,000		COMM 2016-COR1 C, 4.394%, 10/10/49	923,258	0.0
69,974,937	(3)	COMM 2016-CR28 XA, 0.393%, 02/10/49	2,849,624	0.1
36,493,734	(3)	COMM 2017-COR2 XA, 1.185%, 09/10/50	3,260,259	0.1
592,330	(1)	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 E, 5.736%, 05/15/36	603,946	0.0
900,000	(1)	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.283%, 05/15/36	931,778	0.0
4,460,000	(1)	DBJPM 16-C3 Mortgage Trust, 3.494%, 09/10/49	3,699,672	0.1
2,840,000	(1)	DBUBS 2011-LC2A D, 5.542%, 07/10/44	2,963,681	0.1
16,840,000	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.278%, 08/25/20	2,066,002	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
27,973,945	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.622%, 11/25/44	$3,354,705	0.1
32,886,106	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K011 X3, 2.577%, 12/25/43	2,224,153	0.0
77,599,012	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.814%, 01/25/43	6,254,317	0.1
43,259,241	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.184%, 04/25/21	1,433,330	0.0
31,123,061	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.426%, 05/25/22	1,590,311	0.0
42,047,111	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.872%, 05/25/40	3,052,969	0.1
20,890,903	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K021 X3, 1.969%, 07/25/40	1,646,535	0.0
31,879,545	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.594%, 05/25/41	2,315,096	0.0
32,460,000	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.036%, 11/25/42	3,744,280	0.1
33,617,375	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.547%, 10/25/18	308,752	0.0
28,361,923	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.515%, 12/25/18	289,748	0.0
43,813,810	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.506%, 03/25/19	596,578	0.0
43,051,007	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.683%, 07/25/19	774,694	0.0
53,255,686	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.333%, 11/25/19	1,014,478	0.0
25,000,000	(3)	Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.801%, 08/25/39	2,250,008	0.0
215,372,385	(1),(3)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	670,670	0.0
3,400,000	(1)	GS Mortgage Securities Trust 2010-C2 D, 5.183%, 12/10/43	3,455,470	0.1
3,000,000	(1)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/43	2,879,004	0.1
2,710,000	(1)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	2,437,788	0.1
24,091,532	(3)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.228%, 05/10/45	1,501,842	0.0
67,336,356	(3)	GS Mortgage Securities Trust 2013-GC16 XA, 1.398%, 11/10/46	2,762,817	0.1
90,633,001	(3)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.727%, 08/10/46	2,639,414	0.1
83,308,731	(3)	GS Mortgage Securities Trust 2016-GS4 XA, 0.597%, 11/10/49	3,063,720	0.1
290,838	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.758%, 05/15/41	291,658	0.0
17,385,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.328%, 12/15/47	265,561	0.0
869,128	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/37	861,784	0.0
1,320,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.338%, 06/12/41	1,327,404	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,950,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	$4,949,923	0.1
2,400,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.534%, 07/15/46	2,452,104	0.1
1,309,995	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,306,399	0.0
90,709,792	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.653%, 06/15/45	4,122,769	0.1
2,900,000	(1)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.081%, 11/15/45	2,850,944	0.1
2,670,000		JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 4.881%, 01/15/47	2,754,037	0.1
20,471,261	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.139%, 04/15/47	554,321	0.0
1,660,729	(3)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.181%, 10/15/48	85,436	0.0
19,735,565	(3)	JPMCC Commercial Mortgage Securities Trust 2017-JP6 XA, 1.328%, 07/15/50	1,508,385	0.0
329,726	(1)	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.661%, 02/15/40	328,928	0.0
1,860,000	(1)	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.761%, 02/15/40	1,875,402	0.0
43,039		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	43,387	0.0
1,130,000	(1)	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	1,162,497	0.0
756,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.793%, 06/15/38	756,124	0.0
5,203,672	(1),(3)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.731%, 11/15/38	17,730	0.0
56,931,663	(1),(3)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.234%, 03/10/50	3,194,253	0.1
47,275		Merrill Lynch Mortgage Investors Trust Series 1997-C2 F, 6.250%, 12/10/29	47,054	0.0
1,550,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.688%, 08/15/45	1,585,669	0.0
108,771,484	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.126%, 12/15/47	5,150,058	0.1
11,653,000		Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31, 3.102%, 11/15/49	11,671,490	0.2
3,230,000	(1)	Morgan Stanley Capital I Trust 2007-TOP27 B, 5.951%, 06/11/42	3,533,519	0.1
3,090,000	(1)	Morgan Stanley Capital I Trust 2011-C1 D, 5.426%, 09/15/47	3,257,399	0.1
1,300,000	(1)	Morgan Stanley Capital I Trust 2011-C1 E, 5.426%, 09/15/47	1,369,752	0.0
47,022,000	(3)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.807%, 12/15/50	2,943,093	0.1
4,430,000	(1)	Morgan Stanley Capital I, Inc. 2017-JWDR A, 2.100%, (US0001M + 0.850%), 11/15/34	4,435,518	0.1
377,422	(1)	Morgan Stanley Dean Witter Capital I Trust 2001-TOP3 E, 7.582%, 07/15/33	396,465	0.0
2,297,485	(1)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	2,253,455	0.0
42,065,309	(3)	Wells Fargo Commercial Mortgage Trust 2016-C35 XA, 1.995%, 07/15/48	5,185,895	0.1
4,830,000		Wells Fargo Commercial Mortgage Trust 2017-C40 C, 4.337%, 10/15/50	4,827,752	0.1
5,170,000	(1),(4)	Wells Fargo Re-REMIC Trust 2013-FRR1 B706 0.000%, 12/27/43	4,916,161	0.1
78,179,862	(1),(3)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.581%, 12/15/45	4,822,048	0.1
14,745,710	(1),(3)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.851%, 08/15/45	985,586	0.0
12,002,462	(1),(3)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 1.962%, 11/15/45	905,107	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
42,164,667	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.307%, 03/15/48	$2,177,438	0.0
64,841,022	(3)	WFRBS Commercial Mortgage Trust 2013-C16 XA, 0.848%, 09/15/46	2,086,688	0.0

		Total Commercial Mortgage-Backed Securities
		(Cost $278,641,471)	278,635,395	5.3

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.1%
		Utilities: 0.1%
85,974	(8)	SCE Trust VI	2,065,095	0.1

		Total Preferred Stock
		(Cost $2,149,350)	2,065,095	0.1

		Total Long-Term Investments
		(Cost $5,444,032,169)	5,484,648,762	104.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 21.4%
		Securities Lending Collateral(9): 19.6%
92,242,596		Bank of Nova Scotia/New York, Repurchase Agreement dated 12/29/17, 1.36%-1.38%, due 01/02/18 (Repurchase Amount $92,256,515, collateralized by various U.S. Government Securities, 0.125%-4.000%, Market Value plus accrued interest $94,101,843, due 01/31/19-09/09/49)	92,242,596	1.8
92,752,452		Citigroup, Inc., Repurchase Agreement dated 12/29/17, 1.41%, due 01/02/18 (Repurchase Amount $92,766,784, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $94,607,501, due 04/01/18-08/20/67)	92,752,452	1.8
117,842,135		Deutsche Bank AG, Repurchase Agreement dated 12/29/17, 1.41%, due 01/02/18 (Repurchase Amount $117,860,344, collateralized by various U.S. Government Securities, 1.000%-1.750%, Market Value plus accrued interest $120,199,004, due 11/15/19-09/09/49)	117,842,135	2.3
101,063,371		HSBC Securities USA, Repurchase Agreement dated 12/29/17, 1.36%, due 01/02/18 (Repurchase Amount $101,078,434, collateralized by various U.S. Government Securities, 0.000%-9.125%, Market Value plus accrued interest $103,085,451, due 12/31/17-05/15/47)	101,063,371	1.9
65,048,460		Jefferies LLC, Repurchase Agreement dated 12/29/17, 1.65%, due 01/02/18 (Repurchase Amount $65,060,222, collateralized by various U.S. Government Agency Obligations, 2.336%-4.279%, Market Value plus accrued interest $66,349,429, due 03/01/29-11/20/67)	65,048,460	1.2
68,161,033		JPMorgan Chase & Co., Repurchase Agreement dated 12/29/17, 1.41%, due 01/02/18 (Repurchase Amount $68,171,565, collateralized by various U.S. Government Securities, 1.375%-2.125%, Market Value plus accrued interest $69,524,347, due 08/31/18-03/31/24)	68,161,033	1.3

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(9) (continued)
243,028,381		Merrill Lynch & Co., Inc., Repurchase Agreement dated 12/29/17, 1.41%, due 01/02/18 (Repurchase Amount $243,065,934, collateralized by various U.S. Government Agency Obligations, 1.982%-10.500%, Market Value plus accrued interest $247,888,949, due 01/15/18-08/01/48)	$243,028,381	4.6
243,028,381		Nomura Securities, Repurchase Agreement dated 12/29/17, 1.42%, due 01/02/18 (Repurchase Amount $243,066,200, collateralized by various U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $247,888,949, due 04/05/18-11/20/67)	243,028,381	4.7
			1,023,166,809	19.6

		Repurchase Agreement: 0.0%
1,946,000		Deutsche Bank Repurchase Agreement dated 12/29/2017, 1.400%, due 1/02/18, $1,946,303 to be received upon repurchase (Collateralized by $1,944,700,Note, 2.625%, Market Value plus accrued interest $1,984,937 due11/15/2020)
		(Cost $1,946,000)	1,946,000	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.8%
96,564,000	(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.170%
		(Cost $96,564,000)	96,564,000	1.8

	Total Short-Term Investments
	(Cost $1,121,676,809)		1,121,676,809	21.4

	Total Investments in Securities (Cost $6,565,708,978)		$6,606,325,571	126.3
	Liabilities in Excess of Other Assets		(1,376,414,852)	(26.3)
	Net Assets		$5,229,910,719	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Settlement is on a when-issued or delayed-delivery basis.
(8)	Preferred Stock may be called prior to convertible date.
(9)	Represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of December 31, 2017.

ARS	Argentine Peso
BRL	Brazilian Real
DKK	Danish Krone
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2017
Asset Table
Investments, at fair value
Preferred Stock	$2,065,095	$–	$–	$2,065,095
Corporate Bonds/Notes	–	1,522,084,875	–	1,522,084,875
Collateralized Mortgage Obligations	–	568,802,559	–	568,802,559
U.S. Treasury Obligations	–	1,590,575,291	–	1,590,575,291
Commercial Mortgage-Backed Securities	–	278,635,395	–	278,635,395
Asset-Backed Securities	–	594,807,568	18,000,000	612,807,568
U.S. Government Agency Obligations	–	726,996,173	–	726,996,173
Foreign Government Bonds	–	182,681,806	–	182,681,806
Short-Term Investments	96,564,000	1,025,112,809	–	1,121,676,809
Total Investments, at fair value	$98,629,095	$6,489,696,476	$18,000,000	$6,606,325,571
Other Financial Instruments+
Centrally Cleared Swaps	–	2,736,895	–	2,736,895
Forward Foreign Currency Contracts	–	456,276	–	456,276
Futures	2,858,637	–	–	2,858,637
Total Assets	$101,487,732	$6,492,889,647	$18,000,000	$6,612,377,379
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(4,292,542)	$–	$(4,292,542)
Forward Foreign Currency Contracts	–	(759,765)	–	(759,765)
Futures	(1,830,902)	–	–	(1,830,902)
Total Liabilities	$(1,830,902)	$(5,052,307)	$–	$(6,883,209)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2017, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	57,436	USD	15,817	Barclays Bank PLC	01/12/18	$683
PLN	421,248	USD	117,030	Barclays Bank PLC	01/12/18	3,986
RON	4,184	USD	1,077	Barclays Bank PLC	01/12/18	(1)
RUB	9,186,433	USD	155,572	Barclays Bank PLC	01/12/18	3,503
USD	3,969,256	PLN	14,452,492	Barclays Bank PLC	01/12/18	(182,670)
USD	8,135,304	HUF	2,135,568,639	Barclays Bank PLC	01/12/18	(115,956)
USD	88,095	HUF	23,081,014	Barclays Bank PLC	01/12/18	(1,084)
USD	117,798	PEN	381,959	Barclays Bank PLC	02/09/18	207
USD	2,453,831	IDR	33,526,688,730	Barclays Bank PLC	03/09/18	(13,801)
TRY	685,047	USD	172,223	Citibank N.A.	01/12/18	7,948
COP	24,901,087,038	USD	8,235,576	Citibank N.A.	02/09/18	77,453
USD	17,607,048	BRL	58,509,981	Citibank N.A.	02/09/18	47,210
HUF	130,731,778	USD	492,762	Goldman Sachs International	01/12/18	12,350
USD	246,927	RUB	14,531,654	Goldman Sachs International	01/12/18	(4,707)
USD	4,764,090	TRY	18,003,577	HSBC Bank USA N.A.	01/12/18	29,053
TRY	279,311	USD	74,804	HSBC Bank USA N.A.	01/12/18	(1,344)
USD	12,954,627	MXN	251,693,640	HSBC Bank USA N.A.	02/09/18	248,694
USD	185,267	MXN	3,492,289	HSBC Bank USA N.A.	02/09/18	8,970
USD	20,834	RUB	1,223,911	JPMorgan Chase Bank N.A.	01/12/18	(360)
USD	19,222,814	RUB	1,129,340,320	JPMorgan Chase Bank N.A.	01/12/18	(333,157)
USD	398,815	RUB	23,335,129	JPMorgan Chase Bank N.A.	01/12/18	(5,263)
USD	26,470	PLN	93,493	JPMorgan Chase Bank N.A.	01/12/18	(388)
USD	8,069,655	COP	24,451,053,394	JPMorgan Chase Bank N.A.	02/09/18	(93,134)
USD	3,583,756	PEN	11,665,127	JPMorgan Chase Bank N.A.	02/09/18	(7,504)
USD	9,244,545	PEN	29,975,438	JPMorgan Chase Bank N.A.	02/09/18	16,219

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
TRY	823,308	USD	216,931	The Bank of New York Mellon	01/12/18	$(396)
						$(303,489)

At December 31, 2017, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	2,273	03/20/18	$281,958,547	$(1,504,740)
U.S. Treasury 2-Year Note	671	03/29/18	143,667,391	(326,162)
U.S. Treasury Ultra Long Bond	554	03/20/18	92,881,563	410,003
			$518,507,501	$(1,420,899)
Short Contracts
U.S. Treasury 5-Year Note	(2,619)	03/29/18	(304,233,681)	1,427,261
U.S. Treasury Ultra 10-Year Note	(1,660)	03/20/18	(221,713,750)	1,021,373
			$(525,947,431)	$2,448,634

At December 31, 2017, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Payment Frequency	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Index, Series 28, Version 1	Buy	(5.000)	Quarterly	12/20/22	EUR	143,880,000	$(21,041,483)	$(122,439)
							$(21,041,483)	$(122,439)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(4)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Payment Frequency	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 29, Version 1	Sell	5.000	Quarterly	12/20/22	USD	215,800,000	17,877,951	309,080
							17,877,951	$309,080

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

At December 31, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.036%	Semi-Annual	10/13/18	USD	42,311,000	$(262,782)	$(262,782)
Pay	3-month USD-LIBOR	Quarterly	1.460	Semi-Annual	10/13/20	USD	151,804,000	(2,845,097)	(2,845,097)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD	38,344,000	(469,176)	(469,176)
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD	31,365,000	(159,014)	(159,014)
Pay	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD	24,606,000	104,991	104,991
Receive	3-month USD-LIBOR	Quarterly	1.036	Semi-Annual	10/13/18	USD	42,083,000	261,201	261,201
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD	162,439,000	1,092,596	1,092,596
Receive	3-month USD-LIBOR	Quarterly	1.780	Semi-Annual	10/13/22	USD	45,684,000	969,027	969,027

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	2.619%	Semi-Annual	10/13/45	USD	45,865,000	$(434,034)	$(434,034)
								$(1,742,288)	$(1,742,288)

Currency Abbreviations
BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$456,276
Credit contracts	Credit default swaps*	309,080
Interest rate contracts	Futures contracts	2,858,637
Interest rate contracts	Interest rate swaps*	2,427,815
Total Asset Derivatives		$6,051,808

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$759,765
Credit contracts	Credit default swaps*	122,439
Interest rate contracts	Futures contracts	1,830,902
Interest rate contracts	Interest rate swaps*	4,170,103
Total Liability Derivatives		$6,883,209

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2017:

	Barclays Bank PLC	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$8,379	$132,611	$12,350	$286,717	$16,219	$-	$456,276
Total Assets	$8,379	$132,611	$12,350	$286,717	$16,219	$-	$456,276

Liabilities:
Forward foreign currency contracts	$313,512	$-	$4,707	$1,344	$439,806	$396	$759,765
Total Liabilities	$313,512	$-	$4,707	$1,344	$439,806	$396	$759,765

Net OTC derivative instruments by counterparty, at fair value	$(305,133)	$132,611	$7,643	$285,373	$(423,587)	$(396)	(303,489)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(305,133)	$132,611	$7,643	$285,373	$(423,587)	$(396)	$(303,489)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At December 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $6,565,321,932.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$76,926,355
Gross Unrealized Depreciation	(39,205,355)

Net Unrealized Appreciation	$37,721,000

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 58.2%
		Basic Materials: 1.8%
250,000		ArcelorMittal, 6.000%, 03/01/21	$271,250	0.3
300,000		Huntsman International LLC, 4.875%, 11/15/20	313,125	0.3
361,000		PPG Industries, Inc., 2.300%, 11/15/19	361,094	0.3
320,000		Sherwin-Williams Co/The, 2.250%, 05/15/20	319,091	0.3
300,000		Teck Resources Ltd., 4.750%, 01/15/22	314,640	0.3
300,000	(1)	WR Grace & Co-Conn, 5.125%, 10/01/21	316,125	0.3
			1,895,325	1.8

		Communications: 4.2%
230,000		Alibaba Group Holding Ltd, 2.800%, 06/06/23	229,482	0.2
537,000		AT&T, Inc., 2.300%, 03/11/19	537,691	0.5
257,000		British Telecommunications PLC, 5.950%, 01/15/18	257,346	0.2
200,000		Cablevision Systems Corp., 5.875%, 09/15/22	197,500	0.2
150,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	154,031	0.1
195,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	198,739	0.2
236,000		Cisco Systems, Inc., 2.450%, 06/15/20	237,613	0.2
300,000		DISH DBS Corp., 5.125%, 05/01/20	307,125	0.3
180,000		eBay, Inc., 2.150%, 06/05/20	178,829	0.2
140,000		eBay, Inc., 2.500%, 03/09/18	140,137	0.1
300,000	(1)	Gray Television, Inc., 5.125%, 10/15/24	300,000	0.3
390,000		Orange SA, 1.625%, 11/03/19	385,270	0.4
246,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	246,285	0.2
400,000	(1)	Sky PLC, 2.625%, 09/16/19	400,902	0.4
300,000		Sprint Communications, Inc., 6.000%, 11/15/22	300,750	0.3
191,000		Verizon Communications, Inc., 2.946%, 03/15/22	192,329	0.2
234,000		Walt Disney Co/The, 1.950%, 03/04/20	233,300	0.2
			4,497,329	4.2

		Consumer, Cyclical: 4.9%
65,300		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/25	66,796	0.1
317,000		American Honda Finance Corp., 2.000%, 02/14/20	315,456	0.3
140,000		AutoZone, Inc., 4.000%, 11/15/20	145,382	0.1
214,000	(1)	BMW US Capital LLC, 1.450%, 09/13/19	211,726	0.2
50,828		Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/22	53,105	0.1
200,000	(1)	Daimler Finance North America LLC, 2.300%, 01/06/20	199,597	0.2
109,000		Delta Air Lines, Inc., 2.600%, 12/04/20	108,725	0.1
300,000		Fiat Chrysler Automobiles NV, 4.500%, 04/15/20	308,880	0.3
250,000		Ford Motor Credit Co. LLC, 1.897%, 08/12/19	248,191	0.2
350,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/20	354,470	0.3
550,000		General Motors Financial Co., Inc., 3.950%, 04/13/24	566,869	0.5
200,000		M/I Homes, Inc., 6.750%, 01/15/21	208,000	0.2
250,000		MGM Resorts International, 6.750%, 10/01/20	270,625	0.3
52,000		Newell Brands, Inc., 2.600%, 03/29/19	52,189	0.0
190,000	(1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/20	188,491	0.2
140,000		Nordstrom, Inc., 4.750%, 05/01/20	146,593	0.1
177,000		PACCAR Financial Corp., 1.450%, 03/09/18	176,904	0.2
274,000		PACCAR Financial Corp., 1.750%, 08/14/18	273,905	0.3
207,000		Ralph Lauren Corp., 2.625%, 08/18/20	208,685	0.2
200,000		Springs Industries, Inc., 6.250%, 06/01/21	204,500	0.2
364,000		Toyota Motor Credit Corp., 1.550%, 10/18/19	360,822	0.3
160,000		Toyota Motor Credit Corp., 1.700%, 01/09/19	159,692	0.1
36,264		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/23	38,077	0.0
210,899		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	217,268	0.2
185,415		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	201,657	0.2

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
24,466		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	$25,809	0.0
			5,312,414	4.9

		Consumer, Non-cyclical: 9.6%
169,000		Abbott Laboratories, 2.800%, 09/15/20	170,232	0.2
310,000		Abbott Laboratories, 2.900%, 11/30/21	313,837	0.3
361,000		AbbVie, Inc., 1.800%, 05/14/18	360,855	0.3
291,000		Allergan Funding SCS, 2.350%, 03/12/18	291,241	0.3
590,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	593,333	0.5
190,000		Anthem, Inc., 2.500%, 11/21/20	189,720	0.2
211,000		AstraZeneca PLC, 1.750%, 11/16/18	210,507	0.2
220,000		AstraZeneca PLC, 1.950%, 09/18/19	218,827	0.2
92,000		AstraZeneca PLC, 2.375%, 11/16/20	91,917	0.1
100,000	(1)	BAT Capital Corp., 2.297%, 08/14/20	99,506	0.1
280,000	(1)	BAT International Finance PLC, 2.750%, 06/15/20	281,517	0.3
296,000		Baxalta, Inc., 2.000%, 06/22/18	295,965	0.3
380,000		Becton Dickinson and Co., 2.404%, 06/05/20	378,136	0.3
151,000		Cardinal Health, Inc., 1.950%, 06/15/18	150,931	0.1
170,000		Cardinal Health, Inc., 2.616%, 06/15/22	167,312	0.2
45,000		Cardinal Health, Inc., 4.625%, 12/15/20	47,478	0.0
300,000		Centene Corp., 4.750%, 05/15/22	312,750	0.3
170,000		Constellation Brands, Inc., 2.250%, 11/06/20	168,543	0.2
240,000	(1)	Danone SA, 1.691%, 10/30/19	237,193	0.2
165,000		Eli Lilly & Co., 1.250%, 03/01/18	164,879	0.2
373,000		Gilead Sciences, Inc., 1.950%, 03/01/22	364,135	0.3
250,000		HCA Healthcare, Inc., 6.250%, 02/15/21	265,625	0.2
210,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/20	212,143	0.2
170,000		Johnson & Johnson, 1.950%, 11/10/20	169,252	0.2
570,000		Kraft Heinz Foods Co., 2.000%, 07/02/18	570,051	0.5
200,000		Kraft Heinz Foods Co., 2.800%, 07/02/20	201,257	0.2
234,000		Kroger Co., 2.000%, 01/15/19	233,625	0.2
432,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	430,252	0.4
188,000		Medtronic, Inc., 2.500%, 03/15/20	189,162	0.2
220,000		Molson Coors Brewing Co., 1.450%, 07/15/19	217,312	0.2
259,000		Moody's Corp., 2.750%, 12/15/21	259,532	0.2
267,000		Mylan NV, 2.500%, 06/07/19	266,793	0.2
79,000		Mylan NV, 3.150%, 06/15/21	79,496	0.1
300,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	309,375	0.3
117,000		PepsiCo, Inc., 1.550%, 05/02/19	116,368	0.1
230,000		PepsiCo, Inc., 2.000%, 04/15/21	227,470	0.2
300,000	(1)	Post Holdings, Inc., 5.500%, 03/01/25	311,250	0.3
340,000		Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/19	337,027	0.3
123,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	121,158	0.1
295,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/19	286,701	0.3
179,000		Thermo Fisher Scientific, Inc., 2.150%, 12/14/18	179,286	0.2
175,000		UnitedHealth Group, Inc., 1.900%, 07/16/18	175,084	0.2
			10,267,033	9.6

		Energy: 5.2%
300,000		Antero Resources Corp., 5.125%, 12/01/22	307,500	0.3
135,000		BP Capital Markets PLC, 1.674%, 02/13/18	134,969	0.1
180,000		BP Capital Markets PLC, 2.315%, 02/13/20	180,483	0.2
349,000		BP Capital Markets PLC, 2.521%, 01/15/20	352,015	0.3
220,000		Canadian Natural Resources Ltd., 2.950%, 01/15/23	219,238	0.2
329,000		Chevron Corp., 1.365%, 03/02/18	328,788	0.3
195,000		Chevron Corp., 1.790%, 11/16/18	194,717	0.2
58,000		Chevron Corp., 2.419%, 11/17/20	58,370	0.1
250,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	254,688	0.2
144,000		Energy Transfer L.P., 2.500%, 06/15/18	144,230	0.1
361,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	360,549	0.3

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
130,000		Enterprise Products Operating LLC, 5.200%, 09/01/20	$138,973	0.1
406,000		Exxon Mobil Corp., 1.708%, 03/01/19	405,090	0.4
250,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/22	255,156	0.2
250,000		Range Resources Corp., 5.875%, 07/01/22	256,250	0.2
170,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/20	169,064	0.2
313,000		Shell International Finance BV, 1.375%, 05/10/19	310,340	0.3
84,000		Shell International Finance BV, 1.375%, 09/12/19	82,981	0.1
185,000		Shell International Finance BV, 1.625%, 11/10/18	184,554	0.2
416,000		Shell International Finance BV, 1.750%, 09/12/21	406,120	0.4
144,000		Shell International Finance BV, 2.125%, 05/11/20	143,741	0.1
337,000		Total Capital International SA, 2.100%, 06/19/19	336,918	0.3
181,000		TransCanada PipeLines Ltd., 1.875%, 01/12/18	180,997	0.2
170,000		TransCanada PipeLines Ltd, 2.125%, 11/15/19	169,442	0.2
			5,575,173	5.2

		Financial: 20.8%
210,000	(1)	ABN AMRO Bank NV, 2.450%, 06/04/20	210,090	0.2
190,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.500%, 05/15/21	199,678	0.2
180,000		American International Group, Inc., 3.300%, 03/01/21	183,614	0.2
301,000		Air Lease Corp., 2.125%, 01/15/18	300,983	0.3
120,000		American Express Co., 2.200%, 10/30/20	119,088	0.1
195,000		American Express Credit Corp., 1.875%, 05/03/19	194,238	0.2
200,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/20	198,915	0.2
260,000		Aon Corp., 5.000%, 09/30/20	277,052	0.3
285,000	(1)	Athene Global Funding, 2.750%, 04/20/20	285,221	0.3
230,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.250%, 06/13/19	230,309	0.2
200,000		Banco Santander SA, 3.500%, 04/11/22	204,106	0.2
220,000		Bank of America Corp., 1.950%, 05/12/18	220,028	0.2
550,000		Bank of America Corp., 2.151%, 11/09/20	547,817	0.5
33,000		Bank of America Corp., 2.600%, 01/15/19	33,116	0.0
196,000	(1)	Bank of America Corp., 3.004%, 12/20/23	196,611	0.2
220,000		Bank of Montreal, 1.800%, 07/31/18	219,891	0.2
272,000		Bank of Montreal, 2.100%, 12/12/19	271,290	0.3
250,000		Bank of New York Mellon Corp., 2.600%, 08/17/20	251,989	0.2
80,000		Bank of Nova Scotia/The, 2.450%, 03/22/21	80,081	0.1
252,000		Bank of Nova Scotia, 1.650%, 06/14/19	250,058	0.2
200,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/20	198,777	0.2
100,000		Barclays Bank PLC, 5.140%, 10/14/20	105,957	0.1
210,000		Barclays PLC, 2.750%, 11/08/19	210,571	0.2
153,000		Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	152,521	0.1
250,000		Branch Banking & Trust Co., 2.100%, 01/15/20	249,498	0.2
250,000		Capital One NA/Mclean VA, 2.350%, 08/17/18	250,423	0.2
325,000		Charles Schwab Corp., 1.500%, 03/10/18	324,786	0.3
250,000		Citibank NA, 2.000%, 03/20/19	249,543	0.2
433,000		Citigroup, Inc., 2.050%, 12/07/18	432,643	0.4
240,000		Citizens Financial Group, Inc., 5.158%, 06/29/23	243,131	0.2
266,000		Comerica, Inc., 2.125%, 05/23/19	264,981	0.3
207,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/20	206,416	0.2
410,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/19	410,477	0.4
200,000		Credit Suisse AG, 5.300%, 08/13/19	209,474	0.2
360,000		Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	364,807	0.3
150,000		Discover Bank, 2.600%, 11/13/18	150,537	0.1
220,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/19	217,492	0.2

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
223,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	$222,047	0.2
127,000		Goldman Sachs Group, Inc./The, 2.300%, 12/13/19	126,963	0.1
425,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	425,938	0.4
320,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	328,800	0.3
270,000		HSBC Holdings PLC, 3.400%, 03/08/21	276,065	0.3
260,000	(1)	ING Bank NV, 1.650%, 08/15/19	257,066	0.2
290,000		ING Bank NV, 4.125%, 11/21/23	293,482	0.3
87,000		International Lease Finance Corp., 8.250%, 12/15/20	100,143	0.1
310,000	(1)	Intesa Sanpaolo SpA, 3.125%, 07/14/22	308,048	0.3
442,000		JPMorgan Chase & Co., 1.625%, 05/15/18	441,734	0.4
132,000		JPMorgan Chase & Co., 2.550%, 03/01/21	132,116	0.1
100,000		JPMorgan Chase & Co., 3.200%, 01/25/23	102,057	0.1
250,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/19	250,483	0.2
342,000		KeyCorp, 2.300%, 12/13/18	342,583	0.3
500,000		Manufacturers & Traders Trust Co., 1.450%, 03/07/18	499,777	0.5
365,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/21	358,545	0.3
200,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/21	199,510	0.2
323,000		Morgan Stanley, 1.875%, 01/05/18	322,995	0.3
30,000		Morgan Stanley, 2.200%, 12/07/18	30,041	0.0
59,000		Morgan Stanley, 2.500%, 01/24/19	59,162	0.1
250,000		National Australia Bank Ltd./New York, 2.250%, 01/10/20	249,811	0.2
300,000		National Australia Bank Ltd./New York, 2.500%, 05/22/22	297,812	0.3
312,000		National Rural Utilities Cooperative Finance Corp., 1.500%, 11/01/19	308,082	0.3
140,000	(1)	Nuveen Finance LLC, 2.950%, 11/01/19	141,385	0.1
310,000		PNC Bank NA, 1.450%, 07/29/19	306,146	0.3
680,000		PNC Bank NA, 2.400%, 10/18/19	681,101	0.6
190,000	(1)	Protective Life Global Funding, 2.161%, 09/25/20	188,008	0.2
175,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	181,781	0.2
318,000		Realty Income Corp., 2.000%, 01/31/18	317,977	0.3
320,000		Regions Bank/Birmingham AL, 2.250%, 09/14/18	320,396	0.3
295,000		Royal Bank of Canada, 1.800%, 07/30/18	294,663	0.3
346,000		Royal Bank of Canada, 2.125%, 03/02/20	345,050	0.3
465,000		Royal Bank of Scotland Group PLC, 6.400%, 10/21/19	497,001	0.5
470,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	471,137	0.4
363,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	362,278	0.3
250,000		Skandinaviska Enskilda Banken AB, 2.300%, 03/11/20	249,580	0.2
265,000	(1)	Standard Chartered PLC, 2.100%, 08/19/19	263,398	0.2
280,000		Sumitomo Mitsui Banking Corp., 1.966%, 01/11/19	279,342	0.3
186,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/21	187,829	0.2
237,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/20	236,741	0.2
188,000		SunTrust Banks, Inc., 2.500%, 05/01/19	188,748	0.2
710,000		Toronto-Dominion Bank, 2.250%, 11/05/19	710,538	0.7
200,000	(1)	UBS AG/London, 2.200%, 06/08/20	198,837	0.2
200,000	(1)	UBS Group Funding Switzerland AG, 2.650%, 02/01/22	197,902	0.2
160,000		Wells Fargo & Co., 2.550%, 12/07/20	160,704	0.2
460,000		Wells Fargo Bank NA, 2.150%, 12/06/19	459,364	0.4
252,000		Welltower, Inc., 2.250%, 03/15/18	252,110	0.2
252,000		Westpac Banking Corp., 1.600%, 08/19/19	249,416	0.2
			22,390,901	20.8

		Industrial: 3.4%
324,000		Amphenol Corp., 2.200%, 04/01/20	322,555	0.3
300,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	307,125	0.3
460,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	460,797	0.4

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
285,000		Corning, Inc., 1.500%, 05/08/18	$284,577	0.2
96,000		General Electric Co., 2.200%, 01/09/20	95,925	0.1
327,000		Ingersoll-Rand Global Holding Co. Ltd., 2.875%, 01/15/19	328,755	0.3
296,000		Lockheed Martin Corp., 1.850%, 11/23/18	295,702	0.3
310,000		Northrop Grumman Corp., 2.080%, 10/15/20	307,657	0.3
200,000		Oshkosh Corp., 5.375%, 03/01/22	206,500	0.2
300,000	(1)	Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22	311,625	0.3
207,000		Rockwell Collins, Inc., 1.950%, 07/15/19	205,997	0.2
200,000	(1)	Rolls-Royce PLC, 2.375%, 10/14/20	198,805	0.2
340,000		United Parcel Service, Inc., 2.050%, 04/01/21	338,328	0.3
			3,664,348	3.4

		Technology: 4.9%
190,000		Activision Blizzard, Inc., 2.600%, 06/15/22	188,774	0.2
320,000		Apple, Inc., 1.800%, 05/11/20	317,379	0.3
300,000		Apple, Inc., 1.900%, 02/07/20	299,173	0.3
310,000		Apple, Inc., 2.000%, 11/13/20	308,146	0.3
92,000		Applied Materials, Inc., 2.625%, 10/01/20	93,037	0.1
240,000	(1)	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/20	238,482	0.2
732,000	(1)	Dell International LLC / EMC Corp., 3.480%, 06/01/19	741,359	0.7
300,000	(1)	First Data Corp., 5.375%, 08/15/23	313,020	0.3
100,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/20	102,158	0.1
170,000		Intel Corp., 1.850%, 05/11/20	169,267	0.1
337,000		Intel Corp., 2.450%, 07/29/20	340,776	0.3
494,000		International Business Machines Corp., 1.900%, 01/27/20	491,859	0.4
300,000		KLA-Tencor Corp., 3.375%, 11/01/19	305,042	0.3
180,000		NetApp, Inc., 2.000%, 09/27/19	178,662	0.2
180,000	(2)	Oracle Corp., 2.625%, 02/15/23	180,500	0.2
350,000		Qualcomm, Inc., 2.100%, 05/20/20	348,627	0.3
300,000	(1)	Quintiles IMS, Inc., 4.875%, 05/15/23	310,500	0.3
117,000		Texas Instruments, Inc., 2.750%, 03/12/21	118,590	0.1
200,000		VMware, Inc., 2.300%, 08/21/20	198,979	0.2
			5,244,330	4.9

		Utilities: 3.4%
449,000		Black Hills Corp., 2.500%, 01/11/19	450,334	0.4
99,000		Dominion Energy, Inc., 1.600%, 08/15/19	97,940	0.1
280,000		Dominion Energy, Inc., 2.579%, 07/01/20	280,267	0.3
525,000		Duke Energy Corp., 1.800%, 09/01/21	511,037	0.5
143,000		Edison International, 2.125%, 04/15/20	141,817	0.1
143,000		Exelon Generation Co. LLC, 2.950%, 01/15/20	144,521	0.1
190,000		Georgia Power Co., 2.000%, 03/30/20	188,825	0.2
180,000		Georgia Power Co., 2.000%, 09/08/20	179,022	0.2
109,000		NextEra Energy Capital Holdings, Inc., 1.649%, 09/01/18	108,702	0.1
239,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	238,924	0.2
250,000		Oklahoma Gas & Electric Co., 8.250%, 01/15/19	264,928	0.2
324,000		Public Service Enterprise Group, Inc., 1.600%, 11/15/19	318,770	0.3
296,000		Sempra Energy, 1.625%, 10/07/19	292,405	0.3
130,000		Southern Co. Gas Capital Corp., 2.450%, 10/01/23	125,957	0.1
285,000		Southern Power Co., 1.500%, 06/01/18	284,576	0.3
			3,628,025	3.4

	Total Corporate Bonds/Notes
	(Cost $62,640,839)		62,474,878	58.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.0%
291,488		Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/40	289,056	0.3
396,557		Fannie Mae REMIC Trust 2009-49 KB, 5.000%, 07/25/24	402,545	0.4
161,315		Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/40	169,795	0.2
74,720		Fannie Mae REMIC Trust 2010-19 PB, 3.000%, 12/25/39	74,466	0.1
271,952		Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/40	272,660	0.3

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,405		Fannie Mae REMIC Trust 2011-100 QM, 4.000%, 10/25/50	$14,414	0.0
573,275		Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/28	648,645	0.6
461,184		Freddie Mac REMIC Trust 3597 L, 5.000%, 07/15/39	487,171	0.4
324,664		Ginnie Mae Series 2012-52 PV, 2.500%, 12/20/39	326,865	0.3
714,974		Ginnie Mae Series 2014-53 JM, 7.133%, 04/20/39	808,897	0.7
561,889		Ginnie Mae Series 2015-H31 FT, 1.893%, (US0001M + 0.650%), 11/20/65	564,163	0.5
219,903		Wells Fargo Mortgage Backed Securities 2005-AR16 2A1, 3.543%, 02/25/34	226,009	0.2

	Total Collateralized Mortgage Obligations
	(Cost $4,300,211)		4,284,686	4.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.2%
		Federal Home Loan Mortgage Corporation: 0.7%(3)
49,874		5.500%, 01/01/37	54,543	0.0
63,261		5.500%, 08/01/38	69,140	0.1
11,729		5.500%, 10/01/38	12,819	0.0
21,793		5.500%, 10/01/38	23,906	0.0
349,169		5.500%, 11/01/38	388,348	0.4
222,720		5.500%, 02/01/39	243,430	0.2
			792,186	0.7

		Federal National Mortgage Association: 0.5%(3)
280,211		5.000%, 01/01/23	293,213	0.3
200,169		5.000%, 07/01/34	217,579	0.2
			510,792	0.5

	Total U.S. Government Agency Obligations
	(Cost $1,287,215)		1,302,978	1.2

FOREIGN GOVERNMENT BONDS: 0.0%
58,000		European Investment Bank, 1.750%, 05/15/20	57,567	0.0

	Total Foreign Government Bonds
	(Cost $57,830)		57,567	0.0

ASSET-BACKED SECURITIES: 16.2%
		Automobile Asset-Backed Securities: 6.3%
150,000		Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/22	149,454	0.1
350,000		Ally Auto Receivables Trust 2017-3 A4, 2.010%, 03/15/22	347,780	0.3
250,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/22	249,096	0.2
450,000		CarMax Auto Owner Trust 2017-3 A4, 2.220%, 11/15/22	447,787	0.4
600,000	(1)	Chrysler Capital Auto Receivables Trust 2016-BA A4, 1.870%, 02/15/22	594,648	0.6
250,000		GM Financial Automobile Leasing Trust 2016-2 A4, 1.760%, 03/20/20	249,179	0.2
100,000		GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/20	100,116	0.1
480,000		Harley-Davidson Motorcycle Trust 2015-1 A4, 1.670%, 08/15/22	478,570	0.5
300,000	(1)	Hyundai Auto Lease Securitization Trust 2016-B A4, 1.680%, 04/15/20	299,188	0.3
150,000	(1)	Hyundai Auto Lease Securitization Trust 2016-C A4, 1.650%, 07/15/20	149,279	0.1
450,000	(1)	Hyundai Auto Lease Securitization Trust 2017-A A4, 2.130%, 04/15/21	449,505	0.4
100,000		Hyundai Auto Receivables Trust 2017-A A4, 2.090%, 04/17/23	99,396	0.1
200,000		Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/23	198,201	0.2
100,000		Nissan Auto Lease Trust 2016-B A4, 1.610%, 01/18/22	99,578	0.1
540,000		Nissan Auto Receivables 2016-B A4, 1.540%, 10/17/22	532,655	0.5
200,000		Nissan Auto Receivables 2017-B A4, 1.950%, 10/16/23	198,401	0.2
200,000	(1)	OSCAR US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	200,449	0.2
500,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/21	496,529	0.5
200,000	(1)	Santander Retail Auto Lease Trust 2017-A A3, 2.220%, 01/20/21	199,506	0.2
150,000	(1)	Santander Retail Auto Lease Trust 2017-A A4, 2.370%, 01/20/22	149,443	0.1
160,000		Toyota Auto Receivables 2016-A Owner Trust A4, 1.470%, 09/15/21	158,519	0.2

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
450,000		Toyota Auto Receivables 2017-B Owner Trust A4, 2.050%, 09/15/22	$447,944	0.4
250,000		Toyota Auto Receivables 2017-C A4 Owner Trust, 1.980%, 12/15/22	247,832	0.2
110,000		World Omni Auto Receivables Trust 2015-B A4, 1.840%, 01/17/22	109,362	0.1
100,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/22	99,968	0.1
			6,752,385	6.3

		Credit Card Asset-Backed Securities: 3.7%
450,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/22	447,692	0.4
350,000		Barclays Dryrock Issuance Trust 2016-1 A, 1.520%, 05/16/22	346,898	0.3
450,000		Cabela's Credit Card Master Note Trust 2016-1 A1, 1.780%, 06/15/22	447,513	0.4
600,000		Capital One Multi-Asset Execution Trust 2016-A6 A6, 1.820%, 09/15/22	596,926	0.6
300,000		Chase Issuance Trust 2016-A2 A, 1.370%, 06/15/21	297,177	0.3
200,000		Chase Issuance Trust 2016-A5 A5, 1.270%, 07/15/21	197,683	0.2
210,000		Citibank Credit Card Issuance Trust 2014-A6 A6, 2.150%, 07/15/21	210,266	0.2
300,000		Citibank Credit Card Issuance Trust 2016-A1 A1, 1.750%, 11/19/21	298,048	0.3
250,000		Citibank Credit Card Issuance Trust 2017-A9 A9, 1.800%, 09/20/21	248,783	0.2
450,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/24	450,310	0.4
400,000		Discover Card Execution Note Trust 2017-A6 A6, 1.880%, 02/15/23	396,999	0.4
			3,938,295	3.7

		Home Equity Asset-Backed Securities: 0.0%
24,658		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 12/25/19	24,762	0.0

		Other Asset-Backed Securities: 6.0%
400,000	(4)	Ares XLVI CLO Ltd. 2017-46A A2, 2.939%, 01/15/30	400,000	0.4
330,000	(1)	Babson CLO Ltd. 2014-3A AR, 2.679%, (US0003M + 1.320%), 01/15/26	330,428	0.3
250,000	(1)	Barings CLO Ltd. 2017-1A A2, 2.631%, (US0003M + 1.350%), 07/18/29	250,953	0.2
560,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A A1, 2.849%, (US0003M + 1.490%), 01/15/29	562,211	0.5
410,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 2.663%, (US0003M + 1.300%), 04/20/31	411,169	0.4
250,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 2.618%, (US0003M + 1.250%), 10/17/30	251,566	0.2
250,000	(1)	CIFC Funding 2013-2A A1LR, 2.564%, (US0003M + 1.210%), 10/18/30	251,820	0.2
250,000	(1)	CIFC Funding 2016-1A A, 2.843%, (US0003M + 1.480%), 10/21/28	251,005	0.2
150,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/23	148,832	0.2
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 3.177%, (US0003M + 1.180%), 10/20/30	250,551	0.2
250,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 2.709%, (US0003M + 1.350%), 04/15/28	250,799	0.2
360,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 2.616%, (US0003M + 1.200%), 08/15/30	362,796	0.4
250,000	(1),(4)	Eaton Vance Clo 2015-1A A2R Ltd., 2.727%, (US0003M + 1.250%), 01/20/30	250,000	0.2
250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 2.585%, (US0003M + 1.220%), 07/24/30	251,845	0.2
26,149	(1)	GSAMP Trust 2005-SEA2 A1, 1.902%, (US0001M + 0.350%), 01/25/45	26,162	0.0
330,000	(1)	LCM XXIII Ltd. 23A A1, 2.763%, (US0003M + 1.400%), 10/20/29	334,188	0.3
250,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.683%, (US0003M + 1.320%), 03/17/30	253,230	0.3

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
250,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.734%, (US0003M + 1.375%), 07/15/29	$252,546	0.3
250,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 2.707%, (US0003M + 1.350%), 07/19/30	252,229	0.2
260,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 2.826%, (US0003M + 1.410%), 08/15/29	264,407	0.3
250,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 2.633%, (US0003M + 1.270%), 07/20/30	252,186	0.2
250,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 2.713%, (US0003M + 1.350%), 07/20/30	252,408	0.3
250,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 2.544%, (US0003M + 1.230%), 07/20/30	250,456	0.2
100,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/21	99,472	0.1
			6,461,259	6.0

		Student Loan Asset-Backed Securities: 0.2%
250,000	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/42	248,823	0.2

	Total Asset-Backed Securities
	(Cost $17,440,383)		17,425,524	16.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.9%
147,183	(1)	Americold LLC 2010 Trust ARTA A2FL, 2.972%, (US0001M + 1.500%), 01/14/29	147,430	0.1
275,870		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/42	276,642	0.3
410,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 D, 5.720%, 04/12/38	432,858	0.4
540,000	(1)	BXMT 2017-FL1 A Ltd., 2.231%, (US0001M + 0.870%), 06/14/35	540,014	0.5
472,119		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	483,339	0.4
40,454		COMM 2012-CR4 A2, 1.801%, 10/15/45	40,423	0.0
410,000		COMM 2013-CR12 A2, 2.904%, 10/10/46	412,225	0.4
270,000		COMM 2013-LC13 A2, 3.009%, 08/10/46	271,430	0.3
110,000		COMM 2014-CR14 A2, 3.147%, 02/10/47	110,949	0.1
170,000		COMM 2014-CR17 A2, 3.012%, 05/10/47	171,758	0.2
240,000		COMM 2014-UBS6 A2, 2.935%, 12/10/47	241,578	0.2
7,282,059	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K702 X1, 1.460%, 02/25/18	5,183	0.0
4,688,893	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K703 X1, 2.022%, 05/25/18	15,719	0.0
7,303,775	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K705 X1, 1.706%, 09/25/18	65,083	0.1
310,000	(1)	FREMF Mortgage Trust 2012-K709 B, 3.741%, 04/25/45	314,633	0.3
118,977	(1)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.382%, 06/10/36	118,586	0.1
247,424		Ginnie Mae 2011-53 B, 4.397%, 05/16/51	258,345	0.2
273,304		Ginnie Mae 2014-168 DA, 2.400%, 06/16/46	270,615	0.2
276,435		Ginnie Mae 2015-183 AC, 2.350%, 07/16/56	271,975	0.3
79,592		Ginnie Mae 2015-21 AF, 2.071%, 07/16/48	78,003	0.1
140,846		Ginnie Mae 2015-81 AC, 2.400%, 01/16/56	138,586	0.1
204,391		Ginnie Mae 2016-110 AB, 2.000%, 05/16/49	199,612	0.2
89,391		Ginnie Mae 2016-86 AB, 2.500%, 09/16/56	88,603	0.1
407,183		Ginnie Mae 2017-100 AB, 2.300%, 04/16/52	400,624	0.4
187,468		Ginnie Mae 2017-50 AB, 2.400%, 02/16/47	185,360	0.2
207,793		Ginnie Mae 2017-51 AB, 2.350%, 04/16/57	205,736	0.2
89,065		Ginnie Mae 2017-69 AB, 2.350%, 05/16/53	87,588	0.1
148,682		Ginnie Mae 2017-70 A, 2.500%, 10/16/57	146,894	0.1
555,310		Ginnie Mae 2017-86 AB, 2.300%, 11/16/51	546,966	0.5
347,211		Ginnie Mae 2017-89 A, 2.500%, 08/16/57	343,777	0.3
59,691		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust B, 4.965%, 12/10/41	60,088	0.1

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
280,000	GS Mortgage Securities Corp. II 2015-GC30 A2, 2.726%, 05/10/50	$282,105	0.3
54,718	GS Mortgage Securities Trust 2013-GC16 A2, 3.033%, 11/10/46	55,033	0.0
248,980	GS Mortgage Securities Trust 2014-GC18 A2, 2.924%, 01/10/47	250,663	0.2
87,262	(1) JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/37	86,524	0.1
386,037	(1) JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 A3, 4.106%, 07/15/46	387,422	0.4
1,040,000	(1) JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.408%, 08/15/46	1,117,639	1.0
169,368	JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/47	171,060	0.2
175,142	JPMBB Commercial Mortgage Securities Trust 2013-C15 A2, 2.977%, 11/15/45	176,033	0.2
116,969	LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.319%, 04/15/41	117,170	0.1
359,193	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A2, 2.916%, 02/15/47	361,869	0.3
390,000	TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.476%, 08/15/39	390,421	0.4
260,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 A2, 2.632%, 05/15/48	261,475	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $10,662,332)	10,588,036	9.9

U.S. TREASURY OBLIGATIONS: 9.2%
	U.S. Treasury Notes: 9.2%
8,000,000	0.625%, 06/30/18	7,967,190	7.4
79,000	(2) 1.750%, 11/30/19	78,801	0.1
1,683,000	1.875%, 12/15/20	1,678,169	1.6
111,000	(2) 2.000%, 11/30/22	109,987	0.1

	Total U.S. Treasury Obligations
	(Cost $9,835,998)	9,834,147	9.2

	Total Long-Term Investments
	(Cost $106,224,808)	105,967,816	98.7

SHORT-TERM INVESTMENTS: 1.6%
	Securities Lending Collateral(6): 0.4%
378,620	State of Wisconsin Investment Board, Repurchase Agreement dated 12/29/17, 1.63%, due 01/02/18 (Repurchase Amount $378,688, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $389,134, due 01/15/19-02/15/46)
	(Cost $378,620)	378,620	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
1,290,000	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.170%
	(Cost $1,290,000)	1,290,000	1.2

	Total Short-Term Investments
	(Cost $1,668,620)	1,668,620	1.6

	Total Investments in Securities (Cost $107,893,428)	$107,636,436	100.3
	Liabilities in Excess of Other Assets	(329,193)	(0.3)
	Net Assets	$107,307,243	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of December 31, 2017.

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2017 (Unaudited) (Continued)

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$62,474,878	$–	$62,474,878
Collateralized Mortgage Obligations	–	4,284,686	–	4,284,686
Asset-Backed Securities	–	16,775,524	650,000	17,425,524
U.S. Treasury Obligations	–	9,834,147	–	9,834,147
U.S. Government Agency Obligations	–	1,302,978	–	1,302,978
Commercial Mortgage-Backed Securities	–	10,588,036	–	10,588,036
Foreign Government Bonds	–	57,567	–	57,567
Short-Term Investments	1,290,000	378,620	–	1,668,620
Total Investments, at fair value	$1,290,000	$105,696,436	$650,000	$107,636,436
Other Financial Instruments+
Futures	46,566	–	–	46,566
Total Assets	$1,336,566	$105,696,436	$650,000	$107,683,002
Liabilities Table
Other Financial Instruments+
Futures	$(61,154)	$–	$–	$(61,154)
Total Liabilities	$(61,154)	$–	$–	$(61,154)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2017, the following futures contracts were outstanding for Voya Short Term Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	143	03/29/18	$30,617,641	$(61,154)
			$30,617,641	$(61,154)
Short Contracts
U.S. Treasury 10-Year Note	(13)	03/20/18	(1,612,610)	8,607
U.S. Treasury 5-Year Note	(68)	03/29/18	(7,899,156)	36,729
U.S. Treasury Ultra 10-Year Note	(2)	03/20/18	(267,125)	1,230
			$(9,778,891)	$46,566

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of December 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$46,566
Total Asset Derivatives		$46,566

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$61,154
Total Liability Derivatives		$61,154

At December 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $107,959,329.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$249,004
Gross Unrealized Depreciation	(531,256)

Net Unrealized Depreciation	$(282,252)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 16.9%
		Basic Materials: 1.4%
200,000	(1)	Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 02/01/25	$206,000	0.1
75,000		ArcelorMittal, 7.250%, 03/01/41	95,250	0.0
125,000		ArcelorMittal, 7.500%, 10/15/39	160,625	0.0
150,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/23	155,625	0.0
475,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/10/28	467,899	0.2
250,000	(1),(2)	Constellium NV, 6.625%, 03/01/25	264,062	0.1
250,000	(2)	Freeport-McMoRan, Inc., 4.550%, 11/14/24	255,425	0.1
200,000		Huntsman International LLC, 5.125%, 11/15/22	214,000	0.1
450,000	(1)	Klabin Finance SA, 4.875%, 09/19/27	445,275	0.2
350,000		Southern Copper Corp., 5.875%, 04/23/45	423,959	0.1
200,000	(1)	SPCM SA, 4.875%, 09/15/25	202,250	0.1
250,000		Steel Dynamics, Inc., 5.500%, 10/01/24	266,250	0.1
200,000		Teck Resources Ltd., 5.200%, 03/01/42	199,000	0.1
85,000	(1),(2)	Tronox Finance PLC, 5.750%, 10/01/25	87,550	0.0
200,000		Valvoline, Inc., 4.375%, 08/15/25	202,250	0.1
250,000	(1)	WR Grace & Co-Conn, 5.625%, 10/01/24	270,625	0.1
			3,916,045	1.4

		Communications: 2.5%
200,000	(1),(2)	Altice Finco SA, 8.125%, 01/15/24	210,000	0.1
200,000	(1)	Altice US Finance I Corp., 5.500%, 05/15/26	204,250	0.1
250,000		AMC Networks, Inc., 4.750%, 08/01/25	248,437	0.1
290,000		AT&T, Inc., 3.400%, 05/15/25	285,506	0.1
150,000		Cablevision Systems Corp., 5.875%, 09/15/22	148,125	0.0
278,000		CBS Corp., 4.000%, 01/15/26	284,515	0.1
335,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/28	327,462	0.1
150,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	156,187	0.0
273,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	285,083	0.1
150,000		Comcast Corp., 4.250%, 01/15/33	163,668	0.1
250,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/27	250,625	0.1
200,000		DISH DBS Corp., 5.000%, 03/15/23	190,750	0.1
200,000	(1)	Gray Television, Inc., 5.125%, 10/15/24	200,000	0.1
250,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	205,000	0.1
250,000		Level 3 Financing, Inc., 5.250%, 03/15/26	246,013	0.1
130,000	(1)	Netflix, Inc., 4.875%, 04/15/28	127,563	0.0
150,000		Netflix, Inc., 5.875%, 02/15/25	159,750	0.0
200,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 08/01/24	207,000	0.1
200,000	(1)	SFR Group SA, 6.250%, 05/15/24	201,250	0.1
250,000	(1)	Salem Media Group, Inc., 6.750%, 06/01/24	250,000	0.1
250,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/27	249,063	0.1
250,000	(1)	Sirius XM Radio, Inc., 6.000%, 07/15/24	265,000	0.1
250,000		Sprint Corp., 7.125%, 06/15/24	255,000	0.1
45,000		Telecom Italia Capital SA, 6.375%, 11/15/33	52,538	0.0
145,000		Telecom Italia Capital SA, 7.721%, 06/04/38	187,775	0.1
100,000	(1)	Telesat Canada / Telesat LLC, 8.875%, 11/15/24	112,250	0.0
259,000		Time Warner Cable LLC, 5.000%, 02/01/20	270,413	0.1
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	262,500	0.1
250,000	(1)	Univision Communications, Inc., 5.125%, 02/15/25	244,375	0.1
278,000		Verizon Communications, Inc., 4.812%, 03/15/39	291,605	0.1
200,000	(1)	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	202,750	0.1
150,000	(1)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/27	153,375	0.0
			6,897,828	2.5

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 2.5%
200,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/25	$202,500	0.1
150,000	(2)	AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	149,062	0.0
60,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	59,400	0.0
55,000	(1)	American Tire Distributors, Inc., 10.250%, 03/01/22	56,925	0.0
200,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	209,240	0.1
250,000		AV Homes, Inc., 6.625%, 05/15/22	263,125	0.1
200,000		CalAtlantic Group, Inc., 5.250%, 06/01/26	212,250	0.1
150,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	157,500	0.1
350,000		Century Communities, Inc., 5.875%, 07/15/25	352,625	0.1
280,000	(1)	CRC Escrow Issuer LLC / CRC Finco, Inc., 5.250%, 10/15/25	283,584	0.1
239,000		CVS Health Corp., 3.875%, 07/20/25	246,471	0.1
250,000	(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	264,062	0.1
600,000		Delta Air Lines, Inc., 2.600%, 12/04/20	598,487	0.2
150,000		Dollar Tree, Inc., 5.750%, 03/01/23	157,406	0.0
250,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	256,562	0.1
250,000	(1)	H&E Equipment Services, Inc., 5.625%, 09/01/25	261,875	0.1
150,000	(1)	Hot Topic, Inc., 9.250%, 06/15/21	143,250	0.0
200,000	(1)	International Game Technology PLC, 6.500%, 02/15/25	224,500	0.1
250,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	263,750	0.1
250,000	(1)	Lions Gate Entertainment Corp., 5.875%, 11/01/24	265,313	0.1
200,000	(2)	Men's Wearhouse, Inc./The, 7.000%, 07/01/22	201,760	0.1
250,000		Meritage Homes Corp., 5.125%, 06/06/27	255,000	0.1
150,000		MGM Resorts International, 6.000%, 03/15/23	162,375	0.1
150,000	(1)	Michaels Stores, Inc., 5.875%, 12/15/20	152,250	0.0
160,000	(1)	Navistar International Corp., 6.625%, 11/01/25	167,341	0.1
250,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/27	260,000	0.1
150,000	(1)	PetSmart, Inc., 7.125%, 03/15/23	89,625	0.0
150,000		CalAtlantic Group, Inc., 5.375%, 10/01/22	161,438	0.1
100,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/25	100,500	0.0
90,000		Scientific Games International, Inc., 6.625%, 05/15/21	93,375	0.0
100,000		Scientific Games International, Inc., 10.000%, 12/01/22	110,125	0.0
150,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/25	162,375	0.1
55,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/24	55,963	0.0
210,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/27	217,875	0.1
275,000	(1)	Station Casinos LLC, 5.000%, 10/01/25	277,063	0.1
			7,094,952	2.5

		Consumer, Non-cyclical: 2.3%
250,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/24	261,250	0.1
277,000		Allergan Funding SCS, 3.000%, 03/12/20	279,619	0.1
95,000	(1)	Brink's Co/The, 4.625%, 10/15/27	93,337	0.0
125,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/25	113,437	0.0
280,000		Celgene Corp., 3.250%, 08/15/22	284,699	0.1
15,000		Central Garden & Pet Co., 5.125%, 02/01/28	15,037	0.0
200,000		Central Garden & Pet Co., 6.125%, 11/15/23	212,500	0.1
105,000	(2)	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	95,025	0.0
150,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/23	135,750	0.0
250,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/25	257,812	0.1
150,000	(1),(3)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/22	153,000	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
50,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/24	$50,875	0.0
200,000		Envision Healthcare Corp., 5.625%, 07/15/22	203,000	0.1
144,000		Gilead Sciences, Inc., 2.950%, 03/01/27	141,758	0.0
250,000		HCA, Inc., 5.375%, 02/01/25	259,375	0.1
150,000		HealthSouth Corp., 5.750%, 11/01/24	154,125	0.1
150,000	(2)	Hertz Corp., 7.375%, 01/15/21	152,250	0.1
250,000	(1)	Hill-Rom Holdings, Inc., 5.750%, 09/01/23	262,812	0.1
150,000	(1)	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	151,875	0.1
200,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/24	194,250	0.1
275,000		Kraft Heinz Foods Co., 2.800%, 07/02/20	276,729	0.1
278,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	278,857	0.1
200,000	(1)	Lamb Weston Holdings, Inc., 4.875%, 11/01/26	209,500	0.1
150,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	154,688	0.1
40,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/25	41,300	0.0
40,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/27	41,300	0.0
125,000	(1),(3)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/22	130,000	0.0
125,000	(1)	Post Holdings, Inc., 5.000%, 08/15/26	123,281	0.0
150,000	(1)	Post Holdings, Inc., 8.000%, 07/15/25	169,313	0.1
100,000	(2)	Revlon Consumer Products Corp., 6.250%, 08/01/24	61,500	0.0
263,000		Reynolds American, Inc., 4.450%, 06/12/25	280,791	0.1
95,000		Teleflex, Inc., 4.625%, 11/15/27	96,169	0.0
150,000	(2)	Tenet Healthcare Corp., 6.750%, 06/15/23	146,063	0.1
350,000		United Rentals North America, Inc., 4.625%, 10/15/25	353,500	0.1
150,000	(1)	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	138,000	0.0
150,000	(1)	Valeant Pharmaceuticals International, Inc., 5.500%, 11/01/25	153,375	0.1
50,000	(1)	Valeant Pharmaceuticals International, Inc., 9.000%, 12/15/25	52,235	0.0
200,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/25	201,500	0.1
			6,379,887	2.3

		Energy: 2.2%
200,000		Antero Resources Corp., 5.000%, 03/01/25	205,000	0.1
160,000	(1)	Centennial Resource Production LLC, 5.375%, 01/15/26	163,400	0.0
270,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/27	279,963	0.1
70,000	(1)	Continental Resources, Inc./OK, 4.375%, 01/15/28	69,191	0.0
250,000		Continental Resources, Inc./OK, 4.500%, 04/15/23	255,625	0.1
250,000	(1)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/25	261,175	0.1
275,000	(1)	Delek Logistics Partners L.P., 6.750%, 05/15/25	279,125	0.1
80,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/26	81,600	0.0
120,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/28	123,690	0.0
100,000		EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 06/15/23	54,500	0.0
200,000		EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 05/01/20	170,000	0.1
200,000		EP Energy LLC/ Everest Acquisition Finance, Inc., 9.375%, 05/01/24	170,185	0.1
200,000		Gulfport Energy Corp., 6.375%, 05/15/25	201,750	0.1
40,000	(1)	Gulfport Energy Corp., 6.375%, 01/15/26	40,400	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
100,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/26	$103,750	0.0
200,000	(1)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/25	201,750	0.1
500,000		KazMunayGas National Co. JSC, 4.750%, 04/19/27	528,130	0.2
180,000	(1)	Lonestar Resources America, Inc., 11.250%, 01/01/23	184,950	0.1
100,000		Murphy Oil Corp., 6.875%, 08/15/24	107,000	0.0
225,000		Murphy Oil USA, Inc., 5.625%, 05/01/27	237,139	0.1
135,000	(1)	NGPL PipeCo LLC, 4.875%, 08/15/27	140,569	0.0
225,000		NuStar Logistics L.P., 5.625%, 04/28/27	229,500	0.1
100,000	(1)	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	103,500	0.0
525,000		Petrobras Global Finance BV, 7.375%, 01/17/27	579,075	0.2
200,000		Sanchez Energy Corp., 6.125%, 01/15/23	170,500	0.1
200,000	(1)	SRC Energy, Inc., 6.250%, 12/01/25	205,500	0.1
110,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	111,473	0.0
200,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/28	202,690	0.1
200,000	(1)	Vermilion Energy, Inc., 5.625%, 03/15/25	199,750	0.1
250,000		WildHorse Resource Development Corp., 6.875%, 02/01/25	256,250	0.1
200,000		WPX Energy, Inc., 6.000%, 01/15/22	210,000	0.1
			6,127,130	2.2

		Financial: 3.5%
150,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/20	157,335	0.1
150,000	(1)	Alliance Data Systems Corp., 5.375%, 08/01/22	151,875	0.1
100,000	(2)	Ally Financial, Inc., 5.750%, 11/20/25	109,375	0.0
530,000		American Express Co., 2.200%, 10/30/20	525,971	0.2
327,000		Bank of America Corp., 2.625%, 10/19/20	329,854	0.1
550,000		BB&T Corp., 2.850%, 10/26/24	546,366	0.2
425,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/22	480,781	0.2
409,000	(1)	BPCE SA, 4.500%, 03/15/25	428,047	0.1
281,000		Chubb INA Holdings, Inc., 3.350%, 05/03/26	287,005	0.1
150,000		CIT Group, Inc., 5.000%, 08/15/22	159,375	0.1
280,000		Citigroup, Inc., 2.650%, 10/26/20	281,106	0.1
150,000		Equinix, Inc., 5.750%, 01/01/25	159,937	0.1
270,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/25	273,375	0.1
403,000		GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/25	410,196	0.1
279,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	291,810	0.1
281,000		HCP, Inc., 4.000%, 06/01/25	289,635	0.1
277,000		JPMorgan Chase & Co., 4.250%, 10/01/27	294,913	0.1
184,000		JPMorgan Chase & Co., 6.125%, 12/31/99	201,710	0.1
400,000		Lloyds Banking Group PLC, 4.582%, 12/10/25	420,016	0.1
86,000		M&T Bank Corp., 6.450%, 12/31/99	98,083	0.0
268,000		Morgan Stanley, 4.000%, 07/23/25	280,817	0.1
205,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/27	209,356	0.1
250,000	(1)	Multibank, Inc., 4.375%, 11/09/22	249,687	0.1
300,000		Navient Corp., 5.875%, 10/25/24	299,250	0.1
165,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/28	163,300	0.1
250,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	259,688	0.1
970,000		Simon Property Group L.P., 3.375%, 12/01/27	975,397	0.3
85,000		SLM Corp., 5.125%, 04/05/22	88,613	0.0
50,000		Springleaf Finance Corp., 6.125%, 05/15/22	52,125	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
255,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/25	$260,100	0.1
350,000	(1)	Turkiye Garanti Bankasi AS, 6.125%, 05/24/27	350,200	0.1
200,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/20	202,201	0.1
89,000		Wells Fargo & Co., 5.900%, 12/31/99	95,315	0.0
269,000		Wells Fargo & Co., 4.300%, 07/22/27	286,688	0.1
250,000	(1)	Yapi ve Kredi Bankasi AS, 5.750%, 02/24/22	255,218	0.1
			9,924,720	3.5

		Industrial: 1.8%
250,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/24	256,250	0.1
250,000		AECOM, 5.875%, 10/15/24	272,050	0.1
135,000	(1)	Bombardier, Inc., 7.500%, 12/01/24	137,362	0.0
250,000	(1)	Bombardier, Inc., 8.750%, 12/01/21	276,250	0.1
250,000	(1)	Builders FirstSource, Inc., 5.625%, 09/01/24	261,112	0.1
250,000	(1)	BWAY Holding Co., 7.250%, 04/15/25	258,750	0.1
500,000		Cemex SAB de CV, 6.125%, 05/05/25	534,750	0.2
160,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/24	160,048	0.1
250,000	(1)	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	256,875	0.1
250,000	(1)	Itron, Inc., 5.000%, 01/15/26	251,563	0.1
150,000	(1)	Jeld-Wen, Inc., 4.625%, 12/15/25	151,500	0.0
150,000	(1)	Jeld-Wen, Inc., 4.875%, 12/15/27	151,875	0.0
200,000		Lockheed Martin Corp., 3.550%, 01/15/26	207,976	0.1
20,000	(1)	Masonite International Corp., 5.625%, 03/15/23	21,006	0.0
20,000	(1)	Multi-Color Corp., 4.875%, 11/01/25	20,125	0.0
150,000	(1)	Multi-Color Corp., 6.125%, 12/01/22	157,313	0.0
250,000	(1)	Novelis Corp., 5.875%, 09/30/26	255,625	0.1
160,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/25	165,200	0.1
150,000	(1)	Sealed Air Corp., 5.500%, 09/15/25	163,875	0.1
125,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/27	128,125	0.0
150,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/25	160,875	0.1
250,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/23	261,250	0.1
250,000		TransDigm, Inc., 6.500%, 05/15/25	256,250	0.1
200,000	(1)	Wrangler Buyer Corp., 6.000%, 10/01/25	207,000	0.1
			4,973,005	1.8

		Technology: 0.6%
200,000	(1)	Ascend Learning LLC, 6.875%, 08/01/25	207,000	0.1
200,000	(1)	CDK Global, Inc., 4.875%, 06/01/27	203,000	0.1
60,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	62,400	0.0
100,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/25	100,375	0.0
250,000	(1)	First Data Corp., 7.000%, 12/01/23	265,000	0.1
150,000		NCR Corp., 6.375%, 12/15/23	157,500	0.0
750,000		Oracle Corp., 3.250%, 11/15/27	763,434	0.3
			1,758,709	0.6

		Utilities: 0.1%
200,000	(2)	Calpine Corp., 5.750%, 01/15/25	190,750	0.1
80,000	(1)	NRG Energy, Inc., 5.750%, 01/15/28	81,000	0.0
150,000		NRG Energy, Inc., 6.250%, 07/15/22	156,750	0.0
			428,500	0.1

	Total Corporate Bonds/Notes (Cost $46,867,500)		47,500,776	16.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.5%
661,690		Adjustable Rate Mortgage Trust 2006-2 1A1, 3.387%, 05/25/36	624,478	0.2
194,648		Alternative Loan Trust 2005-10CB 1A1, 2.052%, (US0001M + 0.500%), 05/25/35	158,724	0.1
776,523		Alternative Loan Trust 2005-10CB 1A2, 2.002%, (US0001M + 0.450%), 05/25/35	631,440	0.2
799,363		Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/35	752,970	0.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
275,203		Alternative Loan Trust 2005-51 3A2A, 2.353%, (12MTA + 1.290%), 11/20/35	$266,947	0.1
88,875		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	85,130	0.0
411,105		Alternative Loan Trust 2005-J2 1A12, 1.952%, (US0001M + 0.400%), 04/25/35	366,288	0.1
50,651		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	41,170	0.0
955,211		Alternative Loan Trust 2006-18CB A10, 1.952%, (US0001M + 0.400%), 07/25/36	675,430	0.2
232,356		Alternative Loan Trust 2006-19CB A12, 1.952%, (US0001M + 0.400%), 08/25/36	166,230	0.1
983,975		Alternative Loan Trust 2006-19CB A28, 2.152%, (US0001M + 0.600%), 08/25/36	715,056	0.3
704,268		Alternative Loan Trust 2006-HY11 A1, 1.672%, (US0001M + 0.120%), 06/25/36	642,382	0.2
243,233		Alternative Loan Trust 2007-2CB 2A1, 2.152%, (US0001M + 0.600%), 03/25/37	162,948	0.1
478,077		Alternative Loan Trust 2007-HY8C A1, 1.712%, (US0001M + 0.160%), 09/25/47	464,592	0.2
669,236		Alternative Loan Trust 2007-OA4 A1, 1.722%, (US0001M + 0.170%), 05/25/47	607,373	0.2
39,716	(1)	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/45	39,601	0.0
359,484		Bear Stearns ALT-A Trust 2006-6 31A1, 3.807%, 11/25/36	336,533	0.1
1,017,581		Bear Stearns ALT-A Trust 2006-6 32A1, 3.490%, 11/25/36	875,666	0.3
286,105		Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.010%, 01/26/36	251,816	0.1
39,992	(1)	Bellemeade Re Ltd. 2015-1A M2, 5.629%, (US0001M + 4.300%), 07/25/25	40,863	0.0
61,914		Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.623%, 09/25/36	61,901	0.0
135,934		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.488%, 11/25/34	135,768	0.1
237,481		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.633%, 03/25/36	212,545	0.1
135,779		Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.744%, 11/25/36	118,774	0.0
36,211		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.052%, (US0001M + 0.500%), 11/25/35	22,101	0.0
1,200,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.272%, (US0001M + 0.720%), 11/25/35	1,158,174	0.4
675,306		CSMC Series 2007-2 3A6, 5.400%, 03/25/37	617,790	0.2
887,550		Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 1.852%, (US0001M + 0.300%), 04/25/37	573,927	0.2
214,974	(1)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.240%, 06/27/37	218,686	0.1
1,138,888	(4)	Fannie Mae 2007-18 BS, 5.048%, (-1.000*US0001M + 6.600%), 06/25/35	193,446	0.1
2,473,913	(4)	Fannie Mae 2008-94 SI, 3.948%, (-1.000*US0001M + 5.500%), 04/25/36	489,709	0.2
2,273,768	(4)	Fannie Mae 2009-95 HI, 6.000%, 12/25/38	175,167	0.1
456,102		Fannie Mae 2010-15 FD, 2.292%, (US0001M + 0.740%), 03/25/40	464,389	0.2
1,122,053		Fannie Mae 2011-47 GF, 2.122%, (US0001M + 0.570%), 06/25/41	1,134,816	0.4
418,808		Fannie Mae 2012-10 UF, 2.102%, (US0001M + 0.550%), 02/25/42	421,445	0.2
459,389	(4)	Fannie Mae 2012-84 KI, 6.000%, (US0001M + 0.000%), 08/25/42	97,756	0.0
1,851,375	(4)	Fannie Mae 2012-93 IL, 3.000%, 09/25/27	174,066	0.1
2,746,395	(4)	Fannie Mae 2015-56 DI, 3.000%, 12/25/32	228,040	0.1
173,586		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 6.452%, (US0001M + 4.900%), 11/25/24	198,715	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
91,905		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.852%, (US0001M + 4.300%), 02/25/25	$100,752	0.0
1,100,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.202%, (US0001M + 3.650%), 09/25/29	1,191,470	0.4
250,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 3.752%, (US0001M + 2.200%), 01/25/30	252,828	0.1
249,471	(4)	Fannie Mae REMIC Trust 2000-26 SP, 6.948%, (-1.000*US0001M + 8.500%), 08/25/30	49,651	0.0
358,972	(4)	Fannie Mae REMIC Trust 2002-13 SR, 5.048%, (-1.000*US0001M + 6.600%), 03/25/32	52,611	0.0
188,773	(4)	Fannie Mae REMIC Trust 2004-64 SW, 5.498%, (-1.000*US0001M + 7.050%), 08/25/34	33,588	0.0
134,646	(4)	Fannie Mae REMIC Trust 2004-66 SE, 4.948%, (-1.000*US0001M + 6.500%), 09/25/34	21,307	0.0
345,759	(4)	Fannie Mae REMIC Trust 2008-47 PS, 4.948%, (-1.000*US0001M + 6.500%), 06/25/38	10,030	0.0
684,474	(4)	Fannie Mae REMIC Trust 2009-25 SN, 4.998%, (-1.000*US0001M + 6.550%), 04/25/39	120,094	0.1
385,193	(4)	Fannie Mae REMIC Trust 2012-146 LI, 4.500%, 10/25/41	40,787	0.0
31,145,473	(4)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*US0001M + 6.050%), 06/25/42	63,826	0.0
1,399,533	(4)	Fannie Mae REMIC Trust 2013-116 SC, 4.648%, (-1.000*US0001M + 6.200%), 04/25/33	184,242	0.1
1,023,299		Fannie Mae Series 2006-11 FA, 1.852%, (US0001M + 0.300%), 03/25/36	1,024,523	0.4
114,308		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/37	92,870	0.0
2,562,453	(4)	Freddie Mac 2009-70 PS, 5.198%, (-1.000*US0001M + 6.750%), 01/25/37	487,193	0.2
347,474	(4)	Freddie Mac 2524 SH, 6.023%, (-1.000*US0001M + 7.500%), 11/15/32	36,223	0.0
657,089	(4)	Freddie Mac 2525 SM, 6.523%, (-1.000*US0001M + 8.000%), 02/15/32	132,823	0.1
655,414	(4)	Freddie Mac 2981 CS, 5.243%, (-1.000*US0001M + 6.720%), 05/15/35	97,441	0.0
236,955	(4)	Freddie Mac 2989 HS, 5.673%, (-1.000*US0001M + 7.150%), 08/15/34	93,629	0.0
350,482	(4)	Freddie Mac 3018 SM, 5.723%, (-1.000*US0001M + 7.200%), 08/15/35	70,710	0.0
602,161	(4)	Freddie Mac 324 144, 6.008%, 06/15/39	126,924	0.1
1,201,136	(4)	Freddie Mac 3523 SA, 4.523%, (-1.000*US0001M + 6.000%), 09/15/36	177,549	0.1
1,081,964	(4)	Freddie Mac 3582 MS, 4.673%, (-1.000*US0001M + 6.150%), 10/15/39	163,237	0.1
1,626,256	(4)	Freddie Mac 3688 BI, 5.000%, 07/15/40	317,327	0.1
6,356,422	(4)	Freddie Mac 4186 IA, 3.000%, 03/15/33	835,764	0.3
272,786	(4)	Freddie Mac 4333 AI, 5.500%, 02/15/44	50,826	0.0
228,773	(4)	Freddie Mac REMIC Trust 2266 S, 7.073%, (-1.000*US0001M + 8.550%), 11/15/30	40,965	0.0
306,453	(4)	Freddie Mac REMIC Trust 2374 S, 6.623%, (-1.000*US0001M + 8.100%), 06/15/31	62,762	0.0
170,062	(4)	Freddie Mac REMIC Trust 2417 SY, 6.923%, (-1.000*US0001M + 8.400%), 12/15/31	37,382	0.0
357,448	(4)	Freddie Mac REMIC Trust 2577 SA, 5.973%, (-1.000*US0001M + 7.450%), 02/15/33	70,055	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
23,468		Freddie Mac REMIC Trust 2973 SB, 12.918%, (-3.667*US0001M + 18.330%), 05/15/35	$25,629	0.0
99,079	(4)	Freddie Mac REMIC Trust 2981 SU, 6.323%, (-1.000*US0001M + 7.800%), 05/15/30	18,821	0.0
102,726	(4)	Freddie Mac REMIC Trust 2993 PS, 5.223%, (-1.000*US0001M + 6.700%), 05/15/35	2,596	0.0
58,493		Freddie Mac REMIC Trust 3031 BP, 8.000%, (-6.723*US0001M + 44.970%), 08/15/35	70,268	0.0
1,055,596	(4)	Freddie Mac REMIC Trust 3049 PI, 5.173%, (-1.000*US0001M + 6.650%), 10/15/35	184,070	0.1
70,069		Freddie Mac REMIC Trust 3085 SK, 48.276%, (-12.000*US0001M + 66.000%), 12/15/35	197,921	0.1
113,157	(5),(6)	Freddie Mac REMIC Trust 3151 PO, 05/15/36	98,907	0.0
378,563	(4)	Freddie Mac REMIC Trust 3590 PI, 6.000%, 07/15/39	29,809	0.0
305,991	(4)	Freddie Mac REMIC Trust 3624 TS, 3.323%, (-1.000*US0001M + 4.800%), 01/15/40	33,639	0.0
561,270	(4)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/32	99,718	0.0
1,780,521	(4)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/41	327,719	0.1
1,161,580		Freddie Mac REMICS 2921 PF, 1.827%, (US0001M + 0.350%), 01/15/35	1,157,796	0.4
2,045,515		Freddie Mac REMICS Trust 3740 FB, 1.977%, (US0001M + 0.500%), 10/15/40	2,057,622	0.7
2,256,966	(4)	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/33	531,436	0.2
1,198,129	(4)	Freddie Mac Strips Series 237 S23, 5.623%, (-1.000*US0001M + 7.100%), 05/15/36	225,180	0.1
1,558,258	(4)	Freddie Mac Strips Series 260 33, 4.000%, 05/15/39	258,330	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA1 M3, 6.252%, (US0001M + 4.700%), 03/25/28	575,472	0.2
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.002%, (US0001M + 3.450%), 10/25/29	653,491	0.2
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.052%, (US0001M + 2.500%), 03/25/30	259,239	0.1
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.202%, (US0001M + 2.650%), 12/25/29	258,831	0.1
348,489	(4)	Ginnie Mae 2011-101 EI, 6.000%, (-19.355*US0001M + 109.160%), 10/16/39	65,857	0.0
782,106	(4)	Ginnie Mae Series 2008-40 SA, 4.909%, (-1.000*US0001M + 6.400%), 05/16/38	136,648	0.1
1,416,336	(4)	Ginnie Mae Series 2009-116 SJ, 4.989%, (-1.000*US0001M + 6.480%), 12/16/39	224,757	0.1
1,300,338	(4)	Ginnie Mae Series 2010-4 SL, 4.909%, (-1.000*US0001M + 6.400%), 01/16/40	208,560	0.1
461,636	(4)	Ginnie Mae Series 2010-98 QS, 5.099%, (-1.000*US0001M + 6.600%), 01/20/40	55,904	0.0
3,610,951	(4)	Ginnie Mae Series 2011-101 BI, 0.650%, (-1.000*US0001M + 6.650%), 11/20/37	81,515	0.0
74,445	(4)	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/41	9,920	0.0
637,892	(4)	Ginnie Mae Series 2013-103 DS, 4.649%, (-1.000*US0001M + 6.150%), 07/20/43	101,263	0.0
237,055	(4)	Ginnie Mae Series 2013-134 DS, 4.599%, (-1.000*US0001M + 6.100%), 09/20/43	37,032	0.0
529,812	(4)	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/43	90,319	0.0
8,354,172	(4)	Ginnie Mae Series 2015-69 IL, 0.200%, (-1.000*US0001M + 6.700%), 07/20/34	64,762	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
434,108	(4)	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/44	$74,689	0.0
19,289	(4)	Ginnie Mae Series 2016-12 MI, 5.000%, 04/20/39	304	0.0
1,349,639	(4)	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/44	217,488	0.1
668,164		HarborView Mortgage Loan Trust 2006-14 2A1A, 1.645%, (US0001M + 0.150%), 01/25/47	609,299	0.2
837,034		HarborView Mortgage Loan Trust 2007-5 A1A, 1.685%, (US0001M + 0.190%), 09/19/37	783,347	0.3
4,884		HomeBanc Mortgage Trust 2004-1 2A, 2.412%, (US0001M + 0.860%), 08/25/29	4,698	0.0
63,881		HomeBanc Mortgage Trust 2005-3 A2, 1.862%, (US0001M + 0.310%), 07/25/35	63,859	0.0
113,966		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.762%, (US0001M + 0.210%), 04/25/46	105,777	0.0
119,391		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/36	102,437	0.0
334,415		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	303,104	0.1
709,109		JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/36	602,659	0.2
600,000	(1)	JP Morgan Mortgage Trust 2017-6 B3, 3.859%, 12/25/48	587,467	0.2
82,425		Lehman XS Trust Series 2005-5N 1A2, 1.912%, (US0001M + 0.360%), 11/25/35	73,501	0.0
1,511,287		Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 1.702%, (US0001M + 0.150%), 08/25/36	787,259	0.3
62,566		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	60,694	0.0
153,503		Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.541%, 03/25/35	151,754	0.1
169,398		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.650%, 10/25/36	156,879	0.1
532,743		WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.296%, 09/25/35	531,036	0.2
175,226		WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 3.235%, 09/25/36	170,600	0.1
30,620		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.287%, 10/25/36	29,917	0.0
210,899		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.968%, 11/25/36	202,601	0.1
810,505		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 2.968%, 11/25/36	778,617	0.3
99,664		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 2.992%, 12/25/36	97,356	0.0
112,807		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.249%, 08/25/46	106,944	0.0
188,625		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.163%, 12/25/36	181,890	0.1
19,534		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.832%, 04/25/37	17,861	0.0
105,509		WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.063%, 07/25/37	88,550	0.0
1,075,932		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 2.452%, (US0001M + 0.900%), 11/25/35	869,904	0.3
200,252		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	180,825	0.1
258,955		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	247,404	0.1
1,198,093		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 2.152%, (US0001M + 0.600%), 07/25/36	710,639	0.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,243,131	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.023%, (12MTA + 0.960%), 08/25/46	$903,976	0.3
74,977	Wells Fargo Alternative Loan 2007-PA2 2A1, 1.982%, (US0001M + 0.430%), 06/25/37	62,256	0.0
699,179	Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/36	705,894	0.3
899,734	Wells Fargo Mortgage Backed Securities 2006-8 A18, 6.000%, 07/25/36	908,376	0.3
1,112,679	Wells Fargo Mortgage Backed Securities 2006-AR12 1A1, 3.754%, 09/25/36	1,113,593	0.4
684,062	Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 3.631%, 10/25/36	670,455	0.2
46,549	Wells Fargo Mortgage Backed Securities 2006-AR6 3A1, 3.628%, 03/25/36	45,053	0.0
128,775	Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 3.336%, 05/25/36	127,851	0.1
136,860	Wells Fargo Mortgage Backed Securities 2006-AR7 2A4, 3.336%, 05/25/36	135,878	0.1
656,747	Wells Fargo Mortgage Backed Securities 2007-3 AE, 1.645%, 04/25/37	579,287	0.2
421,849	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.715%, 12/28/37	411,041	0.2

	Total Collateralized Mortgage Obligations (Cost $41,148,629)	43,348,291	15.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Federal National Mortgage Association: 0.0%(7)
9,842	5.500%, 10/01/39	10,861	0.0

	Total U.S. Government Agency Obligations (Cost $10,672)	10,861	0.0

BANK LOANS: 13.7%
	Aerospace & Defense: 0.2%
300,000	MacDonald, Dettwiler and Associates Ltd. Term Loan B, 4.100%, (US0003M + 2.750%), 10/04/24	301,945	0.1
249,750	TransDigm, Inc. 2017 Term Loan G, 4.665%, (US0003M + 3.000%), 08/22/24	251,234	0.1
		553,179	0.2

	Auto Components: 0.0%
148,875	Broadstreet Partners, Inc. 2017 Term Loan B, 5.319%, (US0003M + 3.750%), 11/08/23	150,550	0.0

	Automotive: 0.4%
150,000	Belron S.A. USD Term Loan B, 3.892%, (US0003M + 2.500%), 11/07/24	150,813	0.0
149,625	Bright Bidco B.V. Term Loan B, 6.172%, (US0003M + 4.500%), 06/30/24	150,810	0.0
244,975	Dynacast International LLC Term Loan B, 4.943%, (US0003M + 3.250%), 01/28/22	246,659	0.1
150,000	Gates Global LLC 2017 USD Repriced Term Loan B, 4.693%, (US0003M + 3.000%), 04/01/24	150,949	0.1
242,618	NN, Inc. 2016 Term Loan B, 5.319%, (US0003M + 3.750%), 10/19/22	244,210	0.1
149,614	Superior Industries International, Inc. 1st Lien Term Loan, 6.052%, (US0003M + 4.500%), 05/22/24	151,017	0.1
149,625	Truck Hero, Inc. 1st Lien Term Loan, 5.642%, (US0003M + 4.000%), 04/21/24	149,849	0.0
		1,244,307	0.4

	Building & Development: 0.4%
148,690	Capital Automotive L.P. 2017 1st Lien Term Loan, 4.070%, (US0003M + 2.500%), 03/24/24	149,340	0.1
138,098	Clark Equipment Company 2017 Term Loan B, 4.193%, (US0003M + 2.500%), 05/18/24	138,989	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Building & Development: (continued)
150,000	Core & Main LP 2017 Term Loan B, 4.455%, (US0003M + 3.000%), 08/01/24	$151,125	0.1
110,419	Forterra Finance, LLC 2017 Term Loan B, 4.569%, (US0003M + 3.000%), 10/25/23	103,665	0.0
150,000	Werner Co. 2017 Term Loan, 5.361%, (US0003M + 4.000%), 07/24/24	150,750	0.1
148,877	Wilsonart LLC 2017 Term Loan B, 4.950%, (US0003M + 3.250%), 12/19/23	149,914	0.1
147,757	Zekelman Industries, Inc. Term Loan B, 4.073%, (US0003M + 2.750%), 06/14/21	148,829	0.0
		992,612	0.4

	Business Equipment & Services: 1.5%
299,250	AlixPartners, LLP 2017 Term Loan B, 4.443%, (US0003M + 3.000%), 04/04/24	301,245	0.1
148,125	Array Canada Inc. Term Loan B, 6.693%, (US0003M + 5.000%), 02/10/23	148,727	0.0
150,000	Ascend Learning, LLC 2017 Term Loan B, 4.569%, (US0003M + 3.250%), 07/12/24	151,087	0.1
149,625	ASP MCS Acquisition Corp. Term Loan B, 6.251%, (US0003M + 4.750%), 05/18/24	151,121	0.1
148,504	Camelot UK Holdco Limited 2017 Repriced Term Loan, 4.819%, (US0003M + 3.250%), 10/03/23	149,525	0.0
150,000	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.943%, (US0003M + 4.250%), 06/16/23	152,009	0.1
149,625	Colorado Buyer Inc Term Loan B, 4.380%, (US0003M + 3.000%), 05/01/24	150,785	0.1
148,500	DTI Holdco, Inc. 2016 Term Loan B, 6.630%, (US0003M + 5.250%), 09/30/23	147,881	0.0
147,616	EIG Investors Corp. 2017 Term Loan, 5.462%, (US0003M + 4.000%), 02/09/23	148,797	0.0
150,000	Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 5.193%, (US0003M + 3.500%), 06/28/24	151,000	0.1
148,875	EVO PAYMENTS INTERNATIONAL TERM LOAN B, 5.570%, (US0003M + 5.000%), 12/22/23	149,929	0.0
127,827	Garda World Security Corporation 2017 Term Loan, 4.973%, (US0003M + 3.000%), 05/24/24	128,626	0.0
245,025	KUEHG Corp.. 2017 1st Lien Term Loan, 5.443%, (US0003M + 3.750%), 08/13/22	246,250	0.1
242,247	Learning Care Group (US) No. 2 Inc., 5.360%, (US0003M + 4.000%), 05/05/21	243,458	0.1
100,000	NeuStar, Inc. 2nd Lien Term Loan, 9.397%, (US0003M + 8.000%), 08/08/25	101,458	0.0
150,000	NeuStar, Inc. Term Loan B2, 5.147%, (US0003M + 3.750%), 08/08/24	151,719	0.1
150,000	Paysafe Group PLC USD 2017 1st Lien Term Loan, 5.194%, (US0003M + 3.500%), 11/29/24	149,953	0.0
150,000	Peak 10, Inc. 2017 1st Lien Term Loan, 5.193%, (US0003M + 4.000%), 08/01/24	150,516	0.1
135,866	Pre-Paid Legal Services, Inc. 1st Lien Term Loan, 6.819%, (US0003M + 5.250%), 07/01/19	136,206	0.0
150,000	Red Ventures, LLC 1st Lien Term Loan, 4.246%, (US0003M + 4.000%), 11/08/24	150,169	0.1
246,250	Solera Holdings, Inc. USD Term Loan B, 4.819%, (US0003M + 3.250%), 03/03/23	248,097	0.1
150,000	Staples, Inc. 2017 Term Loan B, 5.489%, (US0003M + 4.000%), 09/12/24	147,056	0.0
149,625	SurveyMonkey Inc. 2017 Term Loan, 6.200%, (US0003M + 4.500%), 04/13/24	150,747	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services: (continued)
149,625	Switch, Ltd. Term Loan B, 3.814%, (US0003M + 2.750%), 06/20/24	$150,280	0.1
165,000	West Corporation 2017 Term Loan, 5.350%, (US0003M + 4.000%), 10/10/24	165,814	0.1
		4,122,455	1.5

	Cable & Satellite Television: 0.4%
248,999	Radiate Holdco, LLC 1st Lien Term Loan, 4.569%, (US0003M + 3.000%), 02/01/24	247,443	0.1
148,503	Telesat Canada Term Loan B4, 4.700%, (US0003M + 3.000%), 11/17/23	149,454	0.0
150,000	UPC Financing Partnership USD Term Loan AR, 3.977%, (US0003M + 2.500%), 01/15/26	150,108	0.1
150,000	Virgin Media Bristol LLC 2017 USD Term Loan, 3.977%, (US0003M + 2.500%), 01/15/26	150,188	0.1
148,071	WaveDivision Holdings, LLC Term Loan B, 4.140%, (US0003M + 2.750%), 10/15/19	148,348	0.0
248,125	WideOpenWest Finance LLC 2017 Term Loan B, 4.751%, (US0003M + 3.250%), 08/18/23	245,566	0.1
		1,091,107	0.4

	Chemicals: 0.1%
150,000	HB Fuller - Term Loan B 1st Lien, 3.751%, (US0003M + 2.250%), 10/20/24	150,708	0.1

	Chemicals & Plastics: 0.7%
84,693	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 4.712%, (US0003M + 3.250%), 09/13/23	85,381	0.0
63,807	Allnex USA, Inc. USD Term Loan B3, 4.712%, (US0003M + 3.250%), 09/13/23	64,325	0.0
149,625	Alpha 3 B.V. 2017 Term Loan B1, 4.333%, (US0003M + 3.000%), 01/31/24	150,771	0.1
150,000	Avantor, Inc. 2017 1st Lien Term Loan, 5.511%, (US0003M + 4.000%), 11/21/24	150,871	0.1
150,000	Diamond (BC) B.V. USD Term Loan, 4.423%, (US0003M + 3.000%), 09/06/24	150,611	0.0
242,573	Emerald Performance Materials, LLC New First Lien Term Loan, 5.069%, (US0001M + 3.500%), 08/01/21	244,756	0.1
104,617	Ineos Styrolution Group GmbH USD 2017 Term Loan, 3.693%, (US0003M + 2.000%), 03/30/24	104,886	0.0
190,000	Ineos US Finance LLC 2017 USD Term Loan B, 3.694%, (US0003M + 2.000%), 03/31/24	190,488	0.1
150,000	Klockner-Pentaplast of America, Inc. USD 2017 Term Loan B2, 5.943%, (US0003M + 4.250%), 06/30/22	151,805	0.1
97,091	KMG Chemicals Inc. Term Loan B, 4.319%, (US0003M + 4.250%), 06/15/24	97,577	0.0
97,809	Kraton Polymers, LLC 2017 USD Term Loan, 4.569%, (US0003M + 3.000%), 01/06/22	98,946	0.0
45,349	Tronox Blocked Borrower LLC Term Loan B, 4.693%, (US0003M + 3.000%), 09/22/24	45,681	0.0
104,651	Tronox Finance LLC Term Loan B, 4.693%, (US0003M + 3.000%), 09/22/24	105,417	0.0
150,000	Univar Inc. 2017 USD Term Loan B, 4.069%, (US0003M + 2.500%), 07/01/24	150,750	0.1
150,000	Venator Materials Corporation Term Loan B, 4.380%, (US0003M + 3.000%), 08/08/24	151,078	0.1
		1,943,343	0.7

	Clothing/Textiles: 0.1%
150,000	Varsity Brands, Inc. 2017 Term Loan B, 5.194%, (US0003M + 3.500%), 12/15/24	151,012	0.1

	Containers & Glass Products: 0.7%
149,625	Albea Beauty Holdings S.A USD 1st Lien Term Loan, 5.408%, (US0003M + 3.750%), 03/09/24	150,934	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Containers & Glass Products: (continued)
245,066	Berlin Packaging LLC 2017 Term Loan B, 4.774%, (US0003M + 3.250%), 10/01/21	$246,873	0.1
149,625	BWAY Holding Company 2017 Term Loan B, 4.599%, (US0003M + 3.250%), 04/03/24	150,443	0.1
150,000	Consolidated Container Company LLC 2017 1st Lien Term Loan, 5.069%, (US0003M + 3.500%), 05/22/24	150,969	0.1
149,250	Flex Acquisition Company, Inc. 1st Lien Term Loan, 4.335%, (US0003M + 3.000%), 12/29/23	150,245	0.0
141,477	Husky Injection Molding Systems Ltd. New Term Loan B, 4.819%, (US0003M + 3.250%), 06/30/21	142,400	0.0
148,875	Milacron LLC Amended Term Loan B, 4.319%, (US0003M + 2.750%), 09/28/23	149,154	0.0
226,515	SIG Combibloc Group AG, 4.569%, (US0001M + 3.000%), 03/13/22	227,860	0.1
148,875	Proampac PG Borrower LLC First Lien Term Loan, 4.954%, (US0003M + 4.000%), 11/18/23	150,317	0.0
247,505	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.319%, (US0003M + 3.000%), 02/05/23	248,996	0.1
150,000	Ring Container Technologies Group, LLC 1st Lien Term Loan, 4.319%, (US0003M + 2.750%), 10/31/24	150,469	0.1
13,636	TricorBraun Holdings, Inc. 1st Lien Delayed Draw Term Loan, 5.397%, (US0003M + 3.750%), 11/30/23	13,631	0.0
135,341	TricorBraun Holdings, Inc. 1st Lien Term Loan, 5.443%, (US0003M + 3.750%), 11/30/23	135,285	0.0
		2,067,576	0.7

	Drugs: 0.1%
209,700	Horizon Pharma, Inc. 2017 1st Lien Term Loan, 4.750%, (US0003M + 3.250%), 03/29/24	210,836	0.1
147,651	Prestige Brands, Inc. Term Loan B5, 4.319%, (US0003M + 2.750%), 01/26/24	148,696	0.0
		359,532	0.1

	Ecological Services & Equipment: 0.0%
126,858	ADS Waste Holdings Inc Term Loan, 3.739%, (US0003M + 2.250%), 11/10/23	127,379	0.0

	Electronics/Electrical: 1.4%
149,250	Aptean, Inc. 2017 1st Lien Term Loan, 5.950%, (US0003M + 4.250%), 12/20/22	150,618	0.1
149,625	BMC Software Finance, Inc. 2017 USD Term Loan, 4.819%, (US0003M + 4.000%), 09/13/22	149,887	0.0
222,774	Compuware Corporation Term Loan B3, 5.630%, (US0003M + 4.250%), 12/15/21	225,628	0.1
242,813	Epicor Software Corporation 1st Lien Term Loan, 5.320%, (US0003M + 3.750%), 06/01/22	243,546	0.1
148,098	Eze Castle Software Inc. 2017 1st Lien Term Loan, 4.638%, (US0003M + 3.000%), 04/06/20	148,962	0.0
148,877	Greeneden U.S. Holdings II, LLC USD 2017 Term Loan B2, 5.443%, (US0003M + 3.750%), 12/01/23	149,914	0.0
149,624	Hyland Software, Inc. 2017 1st Lien Term Loan, 4.819%, (US0003M + 3.250%), 07/01/22	150,793	0.1
150,000	Infor (US), Inc. Term Loan B6, 4.443%, (US0003M + 2.750%), 02/01/22	150,562	0.1
150,000	Informatica Corporation USD Term Loan, 5.193%, (US0003M + 3.500%), 08/05/22	150,603	0.1
168,726	Kronos Incorporated 2017 Term Loan B, 4.903%, (US0003M + 3.500%), 11/01/23	170,040	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical: (continued)
20,637	MA FinanceCo., LLC USD Term Loan B3, 4.319%, (US0001M + 2.750%), 06/21/24	$20,716	0.0
230,000	McAfee, LLC 2017 USD Term Loan B, 6.069%, (US0003M + 4.500%), 09/30/24	229,569	0.1
150,000	MH Sub I, LLC 2017 1st Lien Term Loan, 5.338%, (US0003M + 3.750%), 09/13/24	150,576	0.1
150,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.088%, (US0003M + 7.500%), 09/15/25	151,031	0.1
144,609	Optiv Security, Inc. 1st Lien Term Loan, 4.625%, (US0003M + 3.250%), 02/01/24	136,053	0.0
121,186	Quest Software US Holdings Inc. 2017 Term Loan B, 6.919%, (US0003M + 5.500%), 10/31/22	123,292	0.0
299,251	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.385%, (US0003M + 3.000%), 11/03/23	299,583	0.1
148,875	RP Crown Parent LLC Term Loan B, 4.569%, (US0003M + 3.500%), 10/12/23	149,666	0.0
139,363	Seattle Spinco, Inc. USD Term Loan B3, 4.319%, (US0003M + 2.750%), 06/21/24	139,901	0.0
150,000	SkillSoft Corporation 1st Lien Term Loan, 6.319%, (US0003M + 4.750%), 04/28/21	144,723	0.0
246,884	SolarWinds Holdings, Inc. 2017 Term Loan, 5.069%, (US0003M + 3.500%), 02/05/23	248,088	0.1
144,422	Avast Software B.V. USD 2017 Term Loan B, 4.443%, (US0003M + 2.750%), 09/30/23	145,582	0.0
148,875	Tessera HLDG Corp Term Loan B, 4.819%, (US0003M + 3.250%), 12/01/23	150,240	0.1
150,000	TTM Technologies, Inc. 2017 Term Loan, 4.069%, (US0003M + 2.500%), 09/28/24	150,516	0.1
122,840	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.193%, (US0003M + 4.500%), 01/27/23	123,339	0.0
		4,053,428	1.4

	Equipment Leasing: 0.0%
49,625	Brand Energy & Infrastructure Services, Inc. 2017 Term Loan, 5.615%, (US0003M + 4.250%), 06/21/24	49,877	0.0

	Financial Intermediaries: 0.3%
140,000	Blucora, Inc. 2017 Term Loan B, 4.693%, (US0003M + 3.000%), 05/22/24	140,787	0.0
150,000	Duff & Phelps Corporation 2017 1st Lien Term Loan, 4.943%, (US0003M + 3.250%), 10/14/24	151,688	0.1
150,000	FinCo I LLC 2017 Term Loan B, 2.750%, (US0003M + 2.750%), 06/14/22	151,969	0.1
246,258	First Eagle Holdings, Inc. 2017 1st Lien Term Loan B, 4.693%, (US0003M + 3.000%), 12/01/22	248,720	0.1
150,000	Focus Financial Partners, LLC 1st Lien Term Loan, 4.943%, (US0003M + 3.250%), 07/03/24	151,406	0.0
		844,570	0.3

	Food Products: 0.2%
150,000	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.392%, (US0003M + 4.000%), 07/07/24	151,219	0.1
69,465	Atrium Innovations Inc. USD Term Loan, 4.943%, (US0003M + 3.250%), 02/13/21	69,740	0.0
244,911	Del Monte Foods, Inc. 1st Lien Term Loan, 4.701%, (US0003M + 3.250%), 02/18/21	197,153	0.1
149,250	NPC International, Inc. 1st Lien Term Loan, 5.052%, (US0003M + 3.500%), 04/19/24	150,743	0.0
		568,855	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Food Service: 0.1%
186	Landrys, Inc. 2017 Incremental Term Loan, 4.526%, (US0003M + 3.250%), 10/04/23	$187	0.0
208,974	Manitowoc Foodservice, Inc. Term Loan B, 4.319%, (US0003M + 3.000%), 03/03/23	211,456	0.1
148,125	US Foods, Inc. 2016 Term Loan B, 4.069%, (US0003M + 2.750%), 06/27/23	149,282	0.0
		360,925	0.1

	Food/Drug Retailers: 0.4%
150,000	Albertsons, LLC USD 2017 Term Loan B4, 4.319%, (US0001M + 2.750%), 08/25/21	147,244	0.1
149,757	Albertsons, LLC USD 2017 Term Loan B6, 4.462%, (US0003M + 3.000%), 06/22/23	146,931	0.1
150,000	Alphabet Holding Company, Inc. 2017 1st Lien Term Loan, 5.069%, (US0003M + 3.500%), 09/26/24	145,875	0.0
148,875	Moran Foods LLC Term Loan, 7.569%, (US0003M + 6.000%), 12/05/23	120,589	0.0
150,000	Smart & Final Stores LLC 1st Lien Term Loan, 5.193%, (US0003M + 3.500%), 11/15/22	147,187	0.1
112,219	Supervalu Inc. 2017 Delayed Draw Term Loan, 5.069%, (US0003M + 3.500%), 06/08/24	109,104	0.0
187,031	Supervalu Inc. 2017 Term Loan B, 5.069%, (US0003M + 3.500%), 06/08/24	181,841	0.1
		998,771	0.4

	Health Care: 1.6%
148,858	ADMI Corp. 2015 Term Loan B, 5.195%, (US0003M + 3.750%), 04/30/22	150,440	0.1
148,126	Air Medical Group Holdings, Inc. Term Loan B1, 4.000%, (US0003M + 4.000%), 04/28/22	148,234	0.0
147,516	Air Methods Corporation 2017 Term Loan B, 5.193%, (US0003M + 3.500%), 04/21/24	147,585	0.0
150,000	Albany Molecular Research, Inc. 2017 1st Lien Term Loan, 4.819%, (US0003M + 3.750%), 08/30/24	148,500	0.0
148,125	ATI Holdings Acquisition, Inc. 2016 Term Loan, 4.847%, (US0003M + 3.500%), 05/10/23	149,606	0.0
168,458	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.694%, (US0003M + 3.000%), 06/07/23	169,774	0.1
149,625	Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 4.943%, (US0003M + 3.250%), 06/28/24	150,280	0.0
150,000	Concentra Inc. 1st Lien Term Loan, 4.491%, (US0003M + 3.000%), 06/01/22	151,498	0.1
150,000	Davis Vision Incorporated 1st Lien Term Loan B, 4.490%, (US0003M + 3.500%), 11/01/24	151,500	0.1
148,503	ExamWorks Group, Inc. 2017 Term Loan, 4.819%, (US0003M + 3.250%), 07/27/23	149,709	0.0
149,625	Greenway Health, LLC 2017 1st Lien Term Loan, 5.940%, (US0003M + 4.250%), 02/14/24	151,121	0.1
150,000	Jaguar Holding Company II 2017 Term Loan, 4.384%, (US0003M + 2.750%), 08/18/22	150,459	0.1
136,383	MPH Acquisition Holdings LLC 2016 Term Loan B, 4.693%, (US0003M + 3.000%), 06/07/23	136,820	0.0
148,125	Precyse Acquisition Corp. 2016 1st Lien Term Loan, 6.069%, (US0003M + 4.500%), 10/20/22	148,711	0.0
156,262	NVA Holdings, Inc. USD 1st Lien Term Loan B2, 5.193%, (US0003M + 3.500%), 08/14/21	157,695	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care: (continued)
150,000	Onex TSG Holdings II Corp. First Lien Term Loan, 5.569%, (US0003M + 4.000%), 07/31/22	$147,563	0.0
150,000	Parexel International Corporation Term Loan B, 4.569%, (US0003M + 3.000%), 09/27/24	150,875	0.1
150,000	PharMerica Corporation 1st Lien Term Loan, 4.903%, (US0003M + 3.500%), 12/06/24	150,919	0.1
150,000	Press Ganey Holdings, Inc. 2017 1st Lien Term Loan, 4.569%, (US0003M + 3.000%), 10/23/23	150,844	0.1
148,125	Prospect Medical Holdings, Inc. Term Loan, 7.500%, (US0003M + 6.000%), 06/30/22	150,625	0.1
159,200	Select Medical Corporation 2017 Term Loan B, 4.856%, (US0003M + 3.500%), 03/01/21	161,140	0.1
164,175	Sotera Health Holdings, LLC 2017 Term Loan B, 4.569%, (US0003M + 3.000%), 05/15/22	164,414	0.1
150,000	Surgery Center Holdings, Inc. 2017 Term Loan B, 4.820%, (US0003M + 3.250%), 09/02/24	148,563	0.0
149,250	Team Health Holdings, Inc. 1st Lien Term Loan, 4.319%, (US0003M + 2.750%), 02/06/24	145,705	0.0
149,625	Tecomet Inc. 2017 Repriced Term Loan, 5.136%, (US0003M + 3.750%), 05/01/24	151,308	0.1
149,625	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 4.819%, (US0003M + 3.250%), 06/23/24	150,186	0.0
245,625	U.S. Renal Care, Inc. 2015 Term Loan B, 5.943%, (US0003M + 4.250%), 12/31/22	242,616	0.1
215,061	Vizient, Inc. 1st Lien Term Loan B, 5.069%, (US0003M + 3.500%), 02/13/23	216,159	0.1
		4,392,849	1.6

	Home Furnishings: 0.1%
150,000	Global Appliance Inc. Term Loan B, 5.570%, (US0003M + 4.000%), 09/29/24	152,715	0.1
148,505	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 4.319%, (US0003M + 2.750%), 05/02/22	149,738	0.0
		302,453	0.1

	Industrial Equipment: 0.5%
136,610	Columbus McKinnon Corporation Term Loan B, 4.333%, (US0003M + 3.000%), 01/31/24	137,890	0.0
169,019	Cortes NP Acquisition Corporation 2017 Term Loan B, 5.350%, (US0003M + 4.000%), 11/30/23	169,284	0.1
217,606	WTG Holdings III Corp., 4.693%, (US0003M + 3.750%), 01/15/21	219,850	0.1
150,000	ExGen Renewables IV, LLC Term Loan B, 4.468%, (US0003M + 3.000%), 11/28/24	151,875	0.1
245,039	Filtration Group Corporation 1st Lien Term Loan, 4.380%, (US0003M + 3.000%), 11/21/20	247,157	0.1
148,500	Global Brass & Copper, Inc. 2016 Term Loan B, 4.875%, (US0003M + 3.250%), 07/18/23	149,985	0.0
179,795	Kenan Advantage Group, Inc. 2015 Term Loan, 4.569%, (US0003M + 3.000%), 07/31/22	180,413	0.1
54,676	Kenan Advantage Group, Inc. CAD Term Loan B, 4.569%, (US0003M + 3.000%), 07/31/22	54,864	0.0
75,267	Rexnord LLC 2017 Term Loan B, 3.802%, (US0003M + 2.250%), 08/21/24	75,623	0.0
		1,386,941	0.5

	Insurance: 0.9%
199,000	Acrisure, LLC 2017 Term Loan B, 5.647%, (US0003M + 4.250%), 11/22/23	201,488	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Insurance: (continued)
244,991	Alliant Holdings I, Inc. 2015 Term Loan B, 4.802%, (US0003M + 3.250%), 08/12/22	$246,550	0.1
150,000	AmWINS Group, Inc. 2017 Term Loan B, 4.279%, (US0001M + 2.750%), 01/25/24	150,738	0.1
150,000	Applied Systems, Inc. 2017 1st Lien Term Loan, 4.943%, (US0003M + 3.250%), 09/19/24	151,740	0.1
246,379	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.069%, (US0003M + 3.500%), 10/22/24	248,265	0.1
149,625	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.570%, (US0003M + 3.000%), 04/27/24	150,108	0.1
150,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 8.319%, (US0003M + 6.750%), 04/27/25	153,687	0.1
148,409	CH Hold Corp. 1st Lien Term Loan, 4.569%, (US0003M + 3.000%), 02/01/24	149,522	0.0
244,924	Hub International Limited Term Loan B, 4.413%, (US0003M + 3.000%), 10/02/20	246,302	0.1
148,875	NFP Corp. Term Loan B, 5.069%, (US0003M + 3.500%), 01/08/24	149,945	0.0
160,000	Sedgwick Claims Management Services, Inc. 2017 1st Lien Term Loan, 4.444%, (US0003M + 2.750%), 02/26/21	160,240	0.1
150,000	Sedgwick, Inc. 1st Lien Term Loan, 4.319%, (US0003M + 2.750%), 03/01/21	150,056	0.0
150,000	USI, Inc. 2017 Repriced Term Loan, 4.693%, (US0003M + 3.000%), 05/16/24	150,038	0.0
148,500	VF Holding Corp Reprice Term Loan, 4.819%, (US0003M + 3.250%), 06/30/23	149,730	0.0
		2,458,409	0.9

	Leisure Good/Activities/Movies: 0.5%
150,000	24 Hour Fitness Worldwide, Inc. New Term Loan B, 5.443%, (US0003M + 3.750%), 05/28/21	150,219	0.0
146,890	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.943%, (US0003M + 3.250%), 09/18/24	147,677	0.0
149,250	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.569%, (US0003M + 3.000%), 03/08/24	150,836	0.1
150,062	Fitness International, LLC, 5.193%, (US0003M + 3.250%), 07/01/20	152,250	0.1
245,016	LTF Merger Sub, Inc. 2017 Term Loan B, 4.229%, (US0003M + 2.750%), 06/10/22	246,088	0.1
244,956	NEP/NCP Holdco, Inc. Incremental Term Loan, 4.819%, (US0003M + 3.250%), 07/21/22	247,405	0.1
138,589	SRAM, LLC 2017 Incremental Term Loan, 4.691%, (US0003M + 3.250%), 03/15/24	139,802	0.0
150,000	UFC Holdings, LLC First Lien Term Loan, 4.810%, (US0003M + 3.250%), 08/18/23	150,949	0.1
130,000	Winnebago Industries, Inc. Term Loan, 5.996%, (US0003M + 4.500%), 11/08/23	131,137	0.0
		1,516,363	0.5

	Lodging & Casinos: 0.5%
244,987	Amaya Holdings B.V. Repriced Term Loan B, 5.193%, (US0003M + 3.500%), 08/01/21	246,657	0.1
149,625	Belmond Interfin Ltd. Dollar Term Loan, 4.319%, (US0003M + 2.750%), 07/03/24	149,952	0.0
225,000	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 4.336%, (US0003M + 2.750%), 12/22/24	226,209	0.1
149,625	Everi Payments Inc. Term Loan B, 4.979%, (US0003M + 3.500%), 05/09/24	150,373	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Lodging & Casinos: (continued)
150,000	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 4.510%, (US0003M + 3.000%), 10/20/24	$150,375	0.1
150,000	La Quinta Intermediate Holdings LLC, 4.109%, (US0003M + 2.750%), 04/14/21	150,938	0.1
199,500	Scientific Games International, Inc. 2017 Term Loan B4, 4.704%, (US0003M + 3.250%), 08/14/24	201,495	0.1
		1,275,999	0.5

	Oil & Gas: 0.3%
150,000	Energy Transfer Equity, L.P. USD 2017 Term Loan B, 3.283%, (US0003M + 2.000%), 02/02/24	149,648	0.0
150,000	MEG Energy Corp. 2017 Term Loan B, 5.200%, (US0003M + 3.500%), 12/31/23	150,387	0.1
157,473	Southcross Energy Partners, L.P. First Lien Term Loan, 5.943%, (US0003M + 4.250%), 08/04/21	153,930	0.1
138,375	Summit Midstream Partners Holdings, LLC Term Loan B, 7.569%, (US0003M + 6.000%), 05/13/22	140,796	0.0
150,000	Traverse Midstream Partners LLC 2017 Term Loan, 5.850%, (US0003M + 4.000%), 09/27/24	152,194	0.1
		746,955	0.3

	Publishing: 0.0%
1,649	McGraw-Hill Global Education Holdings, LLC 2016 Term Loan B, 5.569%, (US0003M + 4.000%), 05/04/22	1,648	0.0

	Radio & Television: 0.4%
117,453	CBS Radio Inc. 2017 Term Loan B, 4.172%, (US0003M + 2.750%), 11/17/24	118,260	0.0
148,875	Learfield Communications, LLC 2016 1st Lien Term Loan, 4.820%, (US0003M + 3.250%), 12/01/23	150,178	0.1
219,375	Lions Gate Entertainment Corp. 2016 1st Lien Term Loan, 3.819%, (US0003M + 3.000%), 12/08/23	220,198	0.1
270,000	Sinclair Television Group Inc. 2017 Term Loan B, 4.194%, (US0003M + 2.500%), 05/10/24	270,083	0.1
267,104	Univision Communications Inc. Term Loan C5, 4.319%, (US0003M + 2.750%), 03/15/24	266,619	0.1
		1,025,338	0.4

	Retailers (Except Food & Drug): 0.4%
149,840	Bass Pro Group, LLC Term Loan B, 6.569%, (US0003M + 5.000%), 09/25/24	149,395	0.0
174,125	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 4.953%, (US0003M + 3.750%), 02/03/24	171,563	0.1
149,984	Harbor Freight Tools USA, Inc. 2016 Term Loan B, 4.819%, (US0003M + 3.250%), 08/19/23	151,167	0.1
123,750	Jo-Ann Stores, Inc. 2016 Term Loan, 6.551%, (US0003M + 5.000%), 10/20/23	119,535	0.0
148,500	Leslies Poolmart, Inc. 2016 Term Loan, 5.374%, (US0003M + 3.750%), 08/16/23	148,361	0.0
230,384	Mens Wearhouse, Inc. Term Loan B, 4.887%, (US0003M + 3.500%), 06/18/21	230,239	0.1
105,249	National Vision, Inc. 2017 Repriced Term Loan, 4.319%, (US0003M + 2.750%), 11/20/24	105,578	0.0
245,625	Petco Animal Supplies, Inc. 2017 Term Loan B, 4.380%, (US0003M + 3.000%), 01/26/23	186,982	0.1
		1,262,820	0.4

	Software: 0.1%
264,338	Almonde, Inc. - Term Loan B 1st Lien, 4.979%, (US0003M + 3.500%), 06/13/24	265,385	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Surface Transport: 0.2%
149,250	AI Mistral Holdco Limited 2017 Term Loan B, 4.569%, (US0003M + 3.000%), 03/09/24	$149,017	0.0
155,000	Navistar International Corporation 2017 1st Lien Term Loan B, 4.900%, (US0003M + 3.500%), 11/01/24	155,920	0.1
200,252	OSG Bulk Ships, Inc Exit Term Loan, 5.650%, (US0003M + 4.250%), 08/05/19	194,245	0.1
		499,182	0.2

	Telecommunications: 0.8%
300,000	Altice Financing SA USD 2017 1st Lien Term Loan, 4.112%, (US0003M + 2.750%), 01/05/26	294,281	0.1
238,569	Asurion LLC 2017 Term Loan B4, 4.319%, (US0003M + 2.750%), 08/04/22	240,081	0.1
190,000	Avaya, Inc. Exit Term Loan B, 6.227%, (US0003M + 4.750%), 12/15/24	187,190	0.1
160,000	CenturyLink, Inc. 2017 Term Loan B, 4.319%, (PRIME + 2.750%), 01/31/25	154,657	0.1
148,692	Consolidated Communications, Inc. 2016 Term Loan B, 4.570%, (US0003M + 3.000%), 10/04/23	146,703	0.0
149,570	Global Tel*Link Corporation 1st Lien Term Loan, 5.693%, (US0003M + 4.000%), 05/23/20	150,365	0.0
150,000	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.124%, (US0003M + 4.500%), 11/01/24	151,531	0.1
150,000	Syniverse Holdings, Inc. Term Loan, 4.350%, (US0003M + 3.000%), 04/23/19	147,687	0.0
150,000	Telenet International Finance S.a.r.l. USD Term Loan AL, 4.194%, (US0003M + 2.500%), 03/02/26	150,656	0.1
224,860	Communications Sales & Leasing, Inc. 2017 Term Loan B, 4.569%, (US0003M + 3.000%), 10/24/22	217,242	0.1
149,625	U.S. Telepacific Corporation 2017 Term Loan B, 6.693%, (US0003M + 5.000%), 05/02/23	143,765	0.0
220,615	Windstream Corporation Repriced Term Loan B6, 5.500%, (US0003M + 4.000%), 03/29/21	207,792	0.1
		2,191,950	0.8

	Utilities: 0.4%
75,000	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 4.194%, (US0003M + 2.500%), 01/15/25	75,047	0.0
148,875	Dayton Power & Light Company (The) Term Loan B, 4.820%, (US0003M + 3.250%), 08/24/22	149,666	0.0
131,783	Dynegy Inc. 2017 Term Loan C, 4.751%, (US0003M + 3.250%), 06/27/23	132,579	0.0
142,746	Helix Gen Funding, LLC Term Loan B, 5.443%, (US0003M + 3.750%), 06/02/24	143,337	0.0
149,246	Meter Readings Holding, LLC 2016 Term Loan B, 7.229%, (US0003M + 5.750%), 08/29/23	149,993	0.1
64,350	Middle River Power LLC Term Loan B, 8.333%, (US0003M + 7.000%), 10/18/22	59,524	0.0
149,625	Nautilus Power, LLC Term Loan B, 5.819%, (US0003M + 4.250%), 05/16/24	150,560	0.1
202,045	TEX Operations Co. LLC Exit Term Loan B, 4.021%, (US0003M + 2.750%), 08/04/23	203,181	0.1
35,714	TEX Operations Co. LLC Exit Term Loan C, 3.834%, (US0003M + 2.750%), 08/04/23	35,915	0.0
150,000	Vistra Operations Company LLC 2016 Term Loan B2, 4.203%, (US0003M + 2.750%), 12/14/23	151,219	0.1
		1,251,021	0.4

	Total Bank Loans (Cost $38,168,939)	38,407,499	13.7

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 19.4%
		Automobile Asset-Backed Securities: 0.1%
166,000		Santander Drive Auto Receivables Trust 2015-1 D, 3.240%, 04/15/21	$167,782	0.1

		Home Equity Asset-Backed Securities: 1.1%
641,987		GSAA Home Equity Trust 2006-3 A3, 1.852%, (US0001M + 0.300%), 03/25/36	489,639	0.2
919,120		GSAA Home Equity Trust 2006-4 4A3, 3.496%, 03/25/36	769,477	0.3
1,431,318		GSAA Trust 2006-7 AF2, 5.995%, 03/25/46	1,006,055	0.3
1,069,676		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 1.782%, (US0001M + 0.230%), 02/25/37	971,672	0.3
			3,236,843	1.1

		Other Asset-Backed Securities: 16.2%
190,000	(1)	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.359%, (US0003M + 2.000%), 10/15/27	191,481	0.1
140,000	(1)	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	149,853	0.0
130,000	(1)	Apidos CLO XI 2012-11A BR, 3.303%, (US0003M + 1.950%), 01/17/28	130,953	0.0
120,000	(1)	Apidos CLO XVII 2014-17A A2R, 3.203%, (US0003M + 1.850%), 04/17/26	120,215	0.0
200,000	(1)	Apidos CLO XVII 2014-17A BR, 3.853%, (US0003M + 2.500%), 04/17/26	200,508	0.1
500,000	(1)	Ares XXIX CLO Ltd. 2014-1A BR, 3.653%, (US0003M + 2.300%), 04/17/26	501,195	0.2
1,350,000	(1)	ArrowMark Colorado Holdings 2017-7A C, 3.504%, (US0003M + 1.900%), 07/15/30	1,352,630	0.5
1,250,000	(1)	Atrium CDO Corp. 12A DR, 4.173%, (US0003M + 2.800%), 04/22/27	1,263,701	0.4
1,500,000	(1)	Atrium XIII 13A C, 3.241%, (US0003M + 1.800%), 11/21/30	1,502,964	0.5
250,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 3.717%, (US0003M + 2.350%), 04/25/26	250,843	0.1
1,500,000	(1)	Babson CLO Ltd. 2013-IIA C, 4.604%, (US0003M + 3.250%), 01/18/25	1,504,509	0.5
250,000	(1)	Babson CLO Ltd. 2014-IA BR, 3.563%, (US0003M + 2.200%), 07/20/25	250,552	0.1
750,000	(1)	Benefit Street Partners CLO VII Ltd. 2015-VIIA BR, 2.915%, (US0003M + 1.550%), 07/18/27	750,223	0.3
500,000	(1)	Benefit Street Partners CLO VII Ltd. 2015-VIIA CR, 3.765%, (US0003M + 2.400%), 07/18/27	500,222	0.2
250,000	(1)	Blue Hill CLO Ltd. 2013-1A C1R, 3.759%, (US0003M + 2.400%), 01/15/26	250,059	0.1
280,000	(1)	BlueMountain CLO 2012-2A BR, 3.336%, (US0003M + 1.900%), 11/20/28	281,992	0.1
1,000,000	(1)	BlueMountain CLO 2013-2A CR, 3.309%, (US0003M + 1.950%), 10/22/30	1,004,416	0.4
1,000,000	(1)	BlueMountain CLO 2014-2A DR, 4.363%, (US0003M + 3.000%), 07/20/26	1,006,356	0.4
180,000	(1)	BlueMountain CLO 2014-4A B1R, 3.318%, (US0003M + 1.850%), 11/30/26	180,988	0.1
160,000	(1)	BlueMountain CLO 2014-4A CR, 4.018%, (US0003M + 2.550%), 11/30/26	161,094	0.1
1,000,000	(1)	BlueMountain CLO 2013-3A DR, 4.278%, (US0003M + 2.900%), 10/29/25	1,001,989	0.4
350,000	(1)	Bristol Park CLO Ltd. 2016-1A B, 3.259%, (US0003M + 1.900%), 04/15/29	352,654	0.1
150,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2012-4A BR, 3.263%, (US0003M + 1.900%), 01/20/29	151,559	0.0
250,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-3A BR, 3.525%, (US0003M + 2.150%), 07/27/26	251,221	0.1
250,000	(1)	Cedar Funding II CLO Ltd. 2013-1A CR, 3.886%, (US0003M + 2.350%), 06/09/30	251,952	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
500,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.613%, (US0003M + 2.250%), 07/23/30	$502,258	0.2
600,000	(1)	CIFC Funding 2013-2A A3LR, 3.304%, (US0003M + 1.950%), 10/18/30	608,388	0.2
1,000,000	(1)	CIFC Funding 2014-3A DR, 4.513%, (US0003M + 3.150%), 07/22/26	1,004,201	0.4
250,000	(1)	CIFC Funding 2017-2A C, 3.713%, (US0003M + 2.350%), 04/20/30	252,425	0.1
1,400,000	(1)	CIFC Funding 2017-5A A1, 2.543%, (US0003M + 1.180%), 11/16/30	1,400,461	0.5
1,100,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 2.257%, (US0001M + 0.705%), 09/25/35	1,046,063	0.4
1,097,250	(1)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/47	1,123,129	0.4
280,000	(1)	Dryden 33 Senior Loan Fund 2014-33A BR, 3.209%, (US0003M + 1.850%), 10/15/28	282,689	0.1
250,000	(1)	Dryden Senior Loan Fund 2014-31A CR, 3.454%, (US0003M + 2.100%), 04/18/26	250,566	0.1
250,000	(1)	Dryden Senior Loan Fund 2014-34A CR, 3.509%, (US0003M + 2.150%), 10/15/26	251,483	0.1
250,000	(1)	Dryden Senior Loan Fund 2017-47A C, 3.559%, (US0003M + 2.200%), 04/15/28	251,912	0.1
600,000	(1)	Dryden XXV Senior Loan Fund 2012-25A CRR, 3.209%, (US0003M + 1.850%), 10/15/27	602,488	0.2
1,150,000	(1)	Dryden XXV Senior Loan Fund 2012-25A DRR, 4.359%, (US0003M + 3.000%), 10/15/27	1,155,913	0.4
250,000	(1)	Flatiron CLO Ltd. 2013-1A A2R, 3.003%, (US0003M + 1.650%), 01/17/26	250,411	0.1
250,000	(1)	Flatiron CLO Ltd. 2013-1A BR, 3.703%, (US0003M + 2.350%), 01/17/26	250,560	0.1
550,000	(1)	Gilbert Park CLO Ltd. 2017-1A C, 3.315%, (US0003M + 1.950%), 10/15/30	552,866	0.2
100,000	(1)	Invitation Homes Trust 2014-SFR2 E, 4.641%, (US0001M + 3.150%), 06/17/32	101,148	0.0
250,000	(1)	Jay Park CLO Ltd. 2016-1A B, 3.763%, (US0003M + 2.400%), 10/20/27	251,821	0.1
250,000	(1)	Madison Park Funding XIII Ltd. 2014-13A CR, 3.507%, (US0003M + 2.150%), 01/19/25	250,231	0.1
1,700,000	(1)	Neuberger Berman Loan Advisers CLO 2017-26A C, 3.142%, (US0003M + 1.750%), 10/18/30	1,702,950	0.6
700,000	(1)	Ocean Trails CLO IV 2013-4A DR, 4.413%, (US0003M + 3.000%), 08/13/25	704,479	0.2
600,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A B, 3.251%, (US0003M + 1.850%), 01/20/31	601,186	0.2
250,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.459%, (US0003M + 2.100%), 04/15/26	250,220	0.1
500,000	(1)	Octagon Investment Partners XVI Ltd. 2013-1A D, 4.703%, (US0003M + 3.350%), 07/17/25	501,433	0.2
1,545,000	(1)	OHA Credit Partners IX Ltd 2013-9A DR, 4.663%, (US0003M + 3.300%), 10/20/25	1,553,913	0.6
1,500,000	(1)	OHA Credit Partners XIV Ltd. 2017-14A C, 3.383%, (US0003M + 1.800%), 01/21/30	1,502,964	0.5
1,080,000	(1)	OHA Loan Funding Ltd. 2015-1A BR, 3.216%, (US0003M + 1.800%), 08/15/29	1,086,658	0.4
340,000	(1)	OHA Loan Funding Ltd. 2016-1A B1, 3.163%, (US0003M + 1.800%), 01/20/28	341,796	0.1
300,000	(1)	Palmer Square CLO 2013-2A BR Ltd., 3.603%, (US0003M + 2.250%), 10/17/27	301,839	0.1
500,000	(1)	Palmer Square CLO 2015-1A BR Ltd., 3.991%, (US0003M + 2.550%), 05/21/29	505,126	0.2
300,000	(1)	Palmer Square CLO 2015-2A BR Ltd., 3.763%, (US0003M + 2.400%), 07/20/30	302,983	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities: (continued)
	685,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 6.170%, (US0003M + 4.850%), 10/15/25	$683,226	0.2
	400,000	(1)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/32	403,856	0.1
	531,000	(1)	Recette CLO Ltd. 2015-1A CR, 3.063%, (US0003M + 1.700%), 10/20/27	532,405	0.2
	670,000	(1)	Recette CLO Ltd. 2015-1A DR, 4.113%, (US0003M + 2.750%), 10/20/27	673,161	0.2
	800,000	(1)	Shackleton 2014-5A D CLO Ltd., 4.792%, (US0003M + 3.400%), 05/07/26	800,424	0.3
	1,000,000	(1)	SoFi Consumer Loan Program Trust 2017-6 C, 4.020%, 11/25/26	1,001,358	0.4
	120,000	(1)	Symphony CLO Ltd. 2016-18A B, 3.163%, (US0003M + 1.800%), 01/23/28	120,738	0.0
	1,000,000	(1)	TCI-Flatiron Clo 2017-1A C Ltd., 2.987%, (US0003M + 1.850%), 11/17/30	1,001,801	0.4
	250,000	(1)	Thacher Park CLO Ltd. 2014-1A CR, 3.563%, (US0003M + 2.200%), 10/20/26	250,806	0.1
	500,000	(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 3.354%, (US0003M + 2.000%), 10/18/30	503,963	0.2
	350,000	(1)	THL Credit Wind River 2017-1A C CLO Ltd., 3.654%, (US0003M + 2.300%), 04/18/29	353,369	0.1
	300,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 2.544%, (US0003M + 1.230%), 07/20/30	300,548	0.1
	1,350,000	(1)	THL Credit Wind River 2017-4A C CLO Ltd., 3.256%, (US0003M + 1.750%), 11/20/30	1,352,483	0.5
	2,000,000	(1)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/55	2,064,330	0.7
	2,000,000	(1)	West CLO 2014-2A BR Ltd., 3.111%, (US0003M + 1.750%), 01/16/27	2,001,114	0.7
				45,352,271	16.2

			Student Loan Asset-Backed Securities: 2.0%
	750,000	(1)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/41	707,391	0.2
	1,000,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/45	893,952	0.3
	1,000,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/41	975,094	0.3
	1,000,000	(1)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/40	1,019,376	0.4
	1,000,000	(1)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/40	1,017,663	0.4
	1,000,000	(1)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/40	1,004,351	0.4
				5,617,827	2.0

		Total Asset-Backed Securities (Cost $53,946,728)		54,374,723	19.4

FOREIGN GOVERNMENT BONDS: 6.9%
ARS	2,000,000		Republic of Argentina, 18.200%, 10/03/21	109,531	0.0
ARS	7,100,000		Republic of Argentina, 21.200%, 09/19/18	369,904	0.1
	1,075,000	(2)	Argentine Republic Government International Bond, 6.875%, 01/26/27	1,176,050	0.4
BRL	1,115,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	346,214	0.1
BRL	7,838,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	2,391,716	0.9
BRL	4,308,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/25	1,297,130	0.5
	1,000,000		Brazilian Government International Bond, 6.000%, 04/07/26	1,120,000	0.4
	250,000		Egypt Government International Bond, 7.500%, 01/31/27	276,849	0.1
HUF	60,670,000		Hungary Government Bond, 5.500%, 06/24/25	296,360	0.1
EUR	550,000		Hungary Government International Bond, 1.750%, 10/10/27	684,497	0.2
IDR	1,079,000,000		Indonesia Treasury Bond, 8.375%, 09/15/26	90,094	0.0
IDR	1,153,000,000		Indonesia Treasury Bond, 11.000%, 09/15/25	108,997	0.0
	500,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/27	505,512	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
MXN	9,000,000		Mexican Bonos, 6.500%, 06/10/21	$442,551	0.2
MXN	12,900,000		Mexican Bonos, 7.750%, 05/29/31	657,088	0.2
PEN	509,000	(1)	Peru Government Bond, 6.150%, 08/12/32	167,770	0.1
PEN	1,188,000		Peru Government Bond, 6.900%, 08/12/37	412,958	0.1
	750,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/27	775,388	0.3
RUB	10,510,000		Russian Federal Bond - OFZ, 7.000%, 01/25/23	182,459	0.1
RUB	102,540,000		Russian Federal Bond - OFZ, 7.000%, 08/16/23	1,779,436	0.6
RUB	84,770,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	1,498,263	0.5
RUB	185,536,000		Russian Federal Bond - OFZ, 7.600%, 07/20/22	3,313,085	1.2
	400,000	(1)	Sri Lanka Government International Bond, 6.200%, 05/11/27	423,088	0.2
TRY	822,000		Turkey Government Bond, 9.200%, 09/22/21	197,720	0.1
	450,000		Ukraine Government International Bond, 7.375%, 09/25/32	442,687	0.2
UYU	10,000,000		Uruguay Government International Bond, 9.875%, 06/20/22	365,915	0.1

		Total Foreign Government Bonds (Cost $19,146,743)		19,431,262	6.9

U.S. TREASURY OBLIGATIONS: 3.2%
			U.S. Treasury Bonds: 0.1%
	233,000		2.750%, 08/15/47	233,079	0.1

			U.S. Treasury Notes: 3.1%
	2,185,000		1.750%, 11/30/19	2,179,489	0.8
	2,963,000		1.875%, 12/15/20	2,954,495	1.0
	2,948,000		2.000%, 11/30/22	2,921,099	1.0
	784,700		2.250%, 11/15/27	773,507	0.3
				8,828,590	3.1

		Total U.S. Treasury Obligations (Cost $9,079,141)		9,061,669	3.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 17.7%
	1,000,000	(1)	BAMLL RE-Remic Trust 2014-FRR8 A, 2.219%, 11/26/47	844,823	0.3
	1,600,000	(1)	BANK 2017-BNK6 E, 2.656%, 07/15/60	949,866	0.3
	500,000	(1)	BXMT 2017-FL1 C Ltd., 3.311%, (US0001M + 1.950%), 06/14/35	500,004	0.2
	1,500,000	(1)	BXMT 2017-FL1 D Ltd., 4.061%, (US0001M + 2.700%), 06/14/35	1,500,023	0.5
	8,320,896	(4)	CD 2016-CD1 Mortgage Trust XA, 1.437%, 08/10/49	756,543	0.3
	14,660,000	(1),(4)	CD 2016-CD1 Mortgage Trust XB, 0.683%, 08/10/49	782,520	0.3
	1,000,000	(1)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.103%, 11/10/46	956,967	0.3
	1,300,000	(1)	COMM 2013-CCRE11 E, 4.371%, 08/10/50	1,012,946	0.4
	4,159,559	(4)	COMM 2012-CR1 XA, 1.878%, 05/15/45	275,142	0.1
	11,703,377	(4)	COMM 2012-CR3 XA, 1.885%, 10/15/45	869,357	0.3
	999,726	(4)	COMM 2012-CR4 XA, 1.796%, 10/15/45	62,277	0.0
	7,492,999	(1),(4)	COMM 2012-LTRT XA, 1.002%, 10/05/30	269,531	0.1
	7,191,391	(4)	COMM 2016-COR1 XA, 1.481%, 10/10/49	651,205	0.2
	2,858,328	(4)	COMM 2016-CR28 XA, 0.393%, 02/10/49	116,401	0.0
	1,000,000		COMM 2017-COR2 C, 4.563%, 09/10/50	1,009,201	0.4
	1,000,000	(1)	COMM 2017-COR2 D, 3.000%, 09/10/50	815,045	0.3
	21,648,486	(4)	COMM 2017-COR2 XA, 1.185%, 09/10/50	1,934,022	0.7
	2,962,000	(1)	Core Industrial Trust 2015-TEXW E, 3.849%, 02/10/34	2,982,409	1.1
	9,219	(1)	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 E, 5.736%, 05/15/36	9,400	0.0
	737,254		Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/38	743,804	0.3
	13,184,749	(4)	CSAIL 2017-CX9 XA Commercial Mortgage Trust, 0.904%, 09/15/50	681,568	0.2
	6,668,339	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.367%, 02/25/20	707,743	0.3
	13,450,000	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K011 X3, 2.577%, 12/25/43	909,650	0.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
17,047,968	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X3, 3.205%, 02/25/42	$1,693,128	0.6
24,006,835	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K016 X1, 1.524%, 10/25/21	1,128,741	0.4
19,240,000	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K016 X3, 2.577%, 11/25/41	1,714,625	0.6
10,470,000	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.791%, 12/25/41	914,635	0.3
2,756,072	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K704 X1, 1.964%, 08/25/18	17,737	0.0
48,321,960	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X3, 1.700%, 04/25/45	1,015,472	0.4
8,937,711	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K715 X3, 2.018%, 02/25/41	542,033	0.2
100,000	(4)	Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.801%, 08/25/39	9,000	0.0
720,782	(1),(4)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	2,245	0.0
203,197,429	(1),(4)	FREMF Mortgage Trust 2014-K714 X2B, 0.100%, 01/25/47	505,616	0.2
8,490,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.328%, 12/15/47	129,687	0.0
140,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.338%, 06/12/41	140,785	0.0
1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	999,984	0.4
410,699		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4 B, 5.129%, 10/15/42	409,755	0.1
500,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 C, 5.397%, 07/15/46	530,751	0.2
6,463,758	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.653%, 06/15/45	293,778	0.1
1,000,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 E, 3.500%, 12/15/47	772,043	0.3
1,000,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.052%, 01/15/46	954,332	0.3
34,223,383	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.100%, 07/15/47	1,337,693	0.5
1,000,000	(1)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.081%, 11/15/45	983,084	0.4
487,671	(1)	JPMBB Commercial Mortgage Securities Trust 2014-C24 ESK, 9.989%, 11/15/47	486,195	0.2
21,710,624	(4)	JPMDB Commercial Mortgage Securities Trust 2017-C7 XA, 0.919%, 10/15/50	1,443,720	0.5
3,354		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	3,381	0.0
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	989,326	0.4
760,000	(1)	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	781,856	0.3
2,354,692	(1),(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.234%, 03/10/50	132,114	0.0
1,000,000	(1)	Merrill Lynch Mortgage Trust 2004-BPC1 E, 5.167%, 10/12/41	997,243	0.4
541,012		ML-CFC Commercial Mortgage Trust 2006-1 B, 5.871%, 02/12/39	540,221	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
13,838,036	(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 1.094%, 11/15/46	$623,855	0.2
14,620,538	(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.126%, 12/15/47	692,246	0.2
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 C, 4.462%, 02/15/48	991,914	0.4
15,943,603	(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.834%, 11/15/52	979,352	0.3
270,000	(1)	Morgan Stanley Capital I Trust 2011-C1 D, 5.426%, 09/15/47	284,627	0.1
1,000,000	(1)	UBS Commercial Mortgage Trust 2017-C5, 4.321%, 11/15/50	933,188	0.3
710,817	(1)	Velocity Commercial Capital Loan Trust 2014-1 A, 3.328%, (US0001M + 2.000%), 09/25/44	711,243	0.3
1,600,000	(1)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/58	1,027,285	0.4
21,161,548	(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.001%, 10/15/50	1,462,339	0.5
1,060,000	(1),(6)	Wells Fargo Re-REMIC Trust 2013-FRR1 B706 0.000%, 12/27/43	1,007,956	0.4
414,366	(1),(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.851%, 08/15/45	27,696	0.0
3,614,341	(1),(4)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 1.962%, 11/15/45	272,558	0.1
1,476,000	(1)	WFRBS Commercial Mortgage Trust 2013-C11 D, 4.272%, 03/15/45	1,406,346	0.5
6,140,770	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.307%, 03/15/48	317,117	0.1

	Total Commercial Mortgage-Backed Securities (Cost $49,311,097)		49,547,349	17.7

	Total Long-Term Investments (Cost $257,679,449)		261,682,430	93.3

SHORT-TERM INVESTMENTS: 7.3%
		Securities Lending Collateral(8): 1.4%
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 12/29/17, 1.41%, due 01/02/18 (Repurchase Amount $1,000,155, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 01/31/18-06/20/63)	1,000,000	0.4
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 12/29/17, 1.43%, due 01/02/18 (Repurchase Amount $1,000,157, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 01/11/18-12/01/51)	1,000,000	0.4
1,000,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 12/29/17, 1.44%, due 01/02/18 (Repurchase Amount $1,000,158, collateralized by various U.S. Government Securities, 2.875%-3.625%, Market Value plus accrued interest $1,020,000, due 02/15/43-02/15/44)	1,000,000	0.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(8) (continued)
2,988	RBC Dominion Securities Inc., Repurchase Agreement dated 12/29/17, 1.45%, due 01/02/18 (Repurchase Amount $2,988, collateralized by various U.S. Government and U.S. Government Agency Obligations, 1.875%-8.875%, Market Value plus accrued interest $3,048, due 02/15/19-12/20/47)	$2,988	0.0
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 12/29/17, 1.63%, due 01/02/18 (Repurchase Amount $1,000,179, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,027,770, due 01/15/19-02/15/46)	1,000,000	0.3
		4,002,988	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.9%
16,372,597	(9) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.170%
	(Cost $16,372,597)	16,372,597	5.9

	Total Short-Term Investments (Cost $20,375,585)	20,375,585	7.3

	Total Investments in Securities (Cost $278,055,034)	$282,058,015	100.6
	Liabilities in Excess of Other Assets	(1,813,714)	(0.6)
	Net Assets	$280,244,301	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2017.
(6)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of December 31, 2017.

ARS	Argentine Peso
BRL	Brazilian Real
EUR	EU Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$47,500,776	$–	$47,500,776
Collateralized Mortgage Obligations	–	43,348,291	–	43,348,291
U.S. Treasury Obligations	–	9,061,669	–	9,061,669
U.S. Government Agency Obligations	–	10,861	–	10,861
Commercial Mortgage-Backed Securities	–	49,547,349	–	49,547,349
Bank Loans	–	38,407,499	–	38,407,499
Asset-Backed Securities	–	54,374,723	–	54,374,723
Foreign Government Bonds	–	19,431,262	–	19,431,262
Short-Term Investments	16,372,597	4,002,988	–	20,375,585
Total Investments, at fair value	$16,372,597	$265,685,418	$–	$282,058,015
Other Financial Instruments+
Centrally Cleared Swaps	–	201,545	–	201,545
Forward Foreign Currency Contracts	–	721,582	–	721,582
Futures	325,335	–	–	325,335
Total Assets	$16,697,932	$266,608,545	$–	$283,306,477
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(270,397)	$–	$(270,397)
Forward Foreign Currency Contracts	–	(734,193)	–	(734,193)
Futures	(123,148)	–	–	(123,148)
Total Liabilities	$(123,148)	$(1,004,590)	$–	$(1,127,738)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2017, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 2,362,071	USD 1,813,000	Barclays Bank PLC	01/12/18	$30,021
NZD 1,623,260	USD 1,152,000	Barclays Bank PLC	01/12/18	10,902
USD 536,000	CAD 671,008	Barclays Bank PLC	01/12/18	(2,271)
USD 727,000	CAD 932,165	Barclays Bank PLC	01/12/18	(14,696)
RUB 1,528,776	USD 25,890	Barclays Bank PLC	01/12/18	583
GBP 882,059	USD 1,194,000	Barclays Bank PLC	01/12/18	312
PLN 92,713	USD 25,532	Barclays Bank PLC	01/12/18	1,103
PLN 680	USD 187	Barclays Bank PLC	01/12/18	9
NOK 14,573,138	USD 1,749,340	Barclays Bank PLC	01/12/18	26,131
USD 3,080,000	NOK 25,195,938	Barclays Bank PLC	01/12/18	(26,793)
CHF 441,821	USD 448,000	Barclays Bank PLC	01/12/18	5,741
NZD 841,687	USD 595,000	Barclays Bank PLC	01/12/18	1,423
EUR 814,045	USD 965,000	Barclays Bank PLC	01/12/18	12,347
USD 0	RON –	Barclays Bank PLC	01/12/18	–
USD 309,054	HUF 81,128,571	Barclays Bank PLC	01/12/18	(4,405)
USD 3,241,000	CHF 3,188,328	Barclays Bank PLC	01/12/18	(33,348)
USD 6,543,631	JPY 735,329,305	Barclays Bank PLC	01/12/18	14,226
USD 834,000	AUD 1,103,560	Barclays Bank PLC	01/12/18	(27,060)
USD 3,347	HUF 876,951	Barclays Bank PLC	01/12/18	(41)
USD 462,000	EUR 388,247	Barclays Bank PLC	01/12/18	(4,131)
USD 785,000	CAD 996,160	Barclays Bank PLC	01/12/18	(7,614)
USD 2,003,000	GBP 1,487,131	Barclays Bank PLC	01/12/18	(5,560)
USD 547,000	CAD 695,508	Barclays Bank PLC	01/12/18	(6,394)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 775,000	CAD 982,983	Barclays Bank PLC	01/12/18	$(7,130)
USD 5,405	PEN 17,526	Barclays Bank PLC	02/09/18	9
USD 205,443	IDR 2,806,973,802	Barclays Bank PLC	03/09/18	(1,155)
JPY 126,453,281	USD 1,123,000	Citibank N.A.	01/12/18	31
USD 570,000	CHF 554,895	Citibank N.A.	01/12/18	5,652
NZD 1,511,546	USD 1,061,000	Citibank N.A.	01/12/18	10,089
TRY 31,464	USD 7,910	Citibank N.A.	01/12/18	365
USD 596,000	NZD 852,699	Citibank N.A.	01/12/18	(8,227)
USD 11,677	ZAR 162,205	Citibank N.A.	01/12/18	(1,411)
USD 580,000	NZD 829,142	Citibank N.A.	01/12/18	(7,534)
COP 1,653,052,413	USD 546,717	Citibank N.A.	02/09/18	5,142
USD 4,226,811	BRL 14,046,117	Citibank N.A.	02/09/18	11,333
USD 1,021,000	SEK 8,349,361	Deutsche Bank AG	01/12/18	6,361
AUD 2,518,765	USD 1,907,000	Deutsche Bank AG	01/12/18	58,283
CAD 3,865,126	USD 3,019,000	Deutsche Bank AG	01/12/18	56,363
NZD 3,612,763	USD 2,540,000	Deutsche Bank AG	01/12/18	20,022
USD 3,542,000	JPY 401,023,115	Deutsche Bank AG	01/12/18	(18,911)
USD 475,000	EUR 403,456	Deutsche Bank AG	01/12/18	(9,392)
USD 1,352,000	CAD 1,738,941	Deutsche Bank AG	01/12/18	(31,622)
USD 1,114,000	AUD 1,443,501	Deutsche Bank AG	01/12/18	(12,301)
USD 611,000	AUD 785,766	Deutsche Bank AG	01/12/18	(2,099)
CHF 1,642,598	USD 1,661,391	Goldman Sachs International	01/12/18	25,524
EUR 496,536	USD 587,000	Goldman Sachs International	01/12/18	9,144
HUF 4,965,924	USD 18,718	Goldman Sachs International	01/12/18	469
USD 85,434	RUB 5,027,791	Goldman Sachs International	01/12/18	(1,629)
USD 303,000	JPY 34,199,004	Goldman Sachs International	01/12/18	(672)
TRY 12,826	USD 3,435	HSBC Bank USA N.A.	01/12/18	(62)
USD 218,800	TRY 826,849	HSBC Bank USA N.A.	01/12/18	1,334
USD 1,183,995	MXN 23,003,675	HSBC Bank USA N.A.	02/09/18	22,729
USD 12,541	MXN 236,399	HSBC Bank USA N.A.	02/09/18	607
GBP 518,127	USD 691,000	JPMorgan Chase Bank N.A.	01/12/18	8,796
GBP 2,901,057	USD 3,882,774	JPMorgan Chase Bank N.A.	01/12/18	35,474
USD 7,242	RUB 425,414	JPMorgan Chase Bank N.A.	01/12/18	(125)
CAD 3,209,695	USD 2,501,000	JPMorgan Chase Bank N.A.	01/12/18	52,856
USD 136,798	RUB 8,004,203	JPMorgan Chase Bank N.A.	01/12/18	(1,805)
USD 6,561,123	RUB 385,465,977	JPMorgan Chase Bank N.A.	01/12/18	(113,713)
EUR 394,400	USD 465,000	JPMorgan Chase Bank N.A.	01/12/18	8,519
USD 3,214,003	CAD 4,120,175	JPMorgan Chase Bank N.A.	01/12/18	(64,295)
USD 25,048	PLN 88,470	JPMorgan Chase Bank N.A.	01/12/18	(367)
USD 2,058,000	GBP 1,538,937	JPMorgan Chase Bank N.A.	01/12/18	(20,532)
USD 2,230,000	NZD 3,211,534	JPMorgan Chase Bank N.A.	01/12/18	(45,709)
USD 1,652,000	CHF 1,621,916	JPMorgan Chase Bank N.A.	01/12/18	(13,675)
USD 974,018	EUR 825,504	JPMorgan Chase Bank N.A.	01/12/18	(17,087)
USD 2,505,802	AUD 3,308,434	JPMorgan Chase Bank N.A.	01/12/18	(75,624)
USD 418,477	PEN 1,356,913	JPMorgan Chase Bank N.A.	02/09/18	734
USD 164,440	PEN 535,252	JPMorgan Chase Bank N.A.	02/09/18	(344)
USD 537,187	COP 1,627,676,296	JPMorgan Chase Bank N.A.	02/09/18	(6,200)
AUD 2,574,773	USD 1,965,000	Morgan Stanley	01/12/18	43,983
CHF 653,413	USD 661,000	Morgan Stanley	01/12/18	10,042
GBP 721,583	USD 968,000	Morgan Stanley	01/12/18	6,591
GBP 582,947	USD 781,000	Morgan Stanley	01/12/18	6,345
GBP 405,262	USD 543,000	Morgan Stanley	01/12/18	4,357
GBP 574,284	USD 770,000	Morgan Stanley	01/12/18	5,643
NOK 13,510,454	USD 1,634,000	Morgan Stanley	01/12/18	12,002
NZD 3,973,692	USD 2,757,988	Morgan Stanley	01/12/18	57,790
NZD 1,888,287	USD 1,309,000	Morgan Stanley	01/12/18	29,050
SEK 92,658	USD 11,011	Morgan Stanley	01/12/18	292
USD 1,310,000	CHF 1,295,161	Morgan Stanley	01/12/18	(20,104)
USD 1,367,485	JPY 154,881,252	Morgan Stanley	01/12/18	(7,794)
USD 298,000	CAD 379,298	Morgan Stanley	01/12/18	(3,795)
USD 2,922,000	NZD 4,163,223	Morgan Stanley	01/12/18	(28,081)
USD 1,635,000	NZD 2,336,699	Morgan Stanley	01/12/18	(20,797)
USD 1,929,225	NZD 2,759,103	Morgan Stanley	01/12/18	(25,889)
USD 307,000	NOK 2,574,214	Morgan Stanley	01/12/18	(6,621)
USD 1,975,000	AUD 2,556,090	Morgan Stanley	01/12/18	(19,406)
USD 674,000	AUD 862,755	Morgan Stanley	01/12/18	(892)
USD 610,000	JPY 68,240,639	The Bank of New York Mellon	01/12/18	4,053

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
SEK 21,016,426	USD 2,501,000	The Bank of New York Mellon	01/12/18	$62,669
TRY 37,812	USD 9,963	The Bank of New York Mellon	01/12/18	(18)
USD 1,373,000	GBP 1,021,645	The Bank of New York Mellon	01/12/18	(6,862)
EUR 788,007	USD 929,507	The Bank of New York Mellon	01/12/18	16,579
EUR 530,808	USD 628,000	The Bank of New York Mellon	01/12/18	9,292
EUR 488,303	USD 576,000	The Bank of New York Mellon	01/12/18	10,260
				$(12,611)

At December 31, 2017, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	276	03/29/18	$59,094,188	$(118,350)
U.S. Treasury 5-Year Note	9	03/29/18	1,045,477	(4,798)
U.S. Treasury Ultra Long Bond	23	03/20/18	3,856,094	33,125
			$63,995,759	$(90,023)
Short Contracts
U.S. Treasury 10-Year Note	(317)	03/20/18	(39,322,859)	193,864
U.S. Treasury Long Bond	(12)	03/20/18	(1,836,000)	2,977
U.S. Treasury Ultra 10-Year Note	(155)	03/20/18	(20,702,188)	95,369
			$(61,861,047)	$292,210

At December 31, 2017, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Payment Frequency	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Index, Series 28, Version 1	Buy	(5.000)	Quarterly	12/20/22	EUR	15,070,000	$(2,203,886)	$(12,832)
							$(2,203,886)	$(12,832)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(4)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Payment Frequency	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 29, Version 1	Sell	5.000	Quarterly	12/20/22	USD	35,600,000	2,949,282	187,648
							2,949,282	$187,648

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

At December 31, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.765%	Annual	06/01/27	PLN	6,000,000	$(19,403)	$(18,125)
Pay	3-month USD-LIBOR	Quarterly	2.026	Semi-Annual	03/12/22	USD	258,000	(2,016)	(2,016)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	2.246%	Semi-Annual	03/12/25	USD	49,000	$(269)	$(269)
Pay	3-month USD-LIBOR	Quarterly	2.238	Semi-Annual	03/09/26	USD	20,892,000	(237,155)	(237,155)
Pay	3-month ZAR-JIBAR	Quarterly	7.895	Quarterly	05/30/27	ZAR	14,000,000	1,827	6,896
Receive	3-month USD-LIBOR	Quarterly	1.923	Semi-Annual	03/20/22	USD	575,000	7,001	7,001
								$(250,015)	$(243,668)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
EUR	-	EU Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$721,582
Interest rate contracts	Futures contracts	325,335
Credit contracts	Credit default swaps*	187,648
Interest rate contracts	Interest rate swaps*	13,897
Total Asset Derivatives		$1,248,462

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$734,193
Interest rate contracts	Futures contracts	123,148
Credit contracts	Credit default swaps*	12,832
Interest rate contracts	Interest rate swaps*	257,565
Total Liability Derivatives		$1,127,738

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2017:

	Barclays Bank PLC	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$102,807	$32,612	$141,029	$35,137	$24,670	$106,379	$176,095	$102,853	$721,582
Total Assets	$102,807	$32,612	$141,029	$35,137	$24,670	$106,379	$176,095	$102,853	$721,582

Liabilities:
Forward foreign currency contracts	$140,598	$17,172	$74,325	$2,301	$62	$359,476	$133,379	$6,880	$734,193
Total Liabilities	$140,598	$17,172	$74,325	$2,301	$62	$359,476	$133,379	$6,880	$734,193

Net OTC derivative instruments by counterparty, at fair value	$(37,791)	$15,440	$66,704	$32,836	$24,608	$(253,097)	$42,716	$95,973	(12,611)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(37,791)	$15,440	$66,704	$32,836	$24,608	$(253,097)	$42,716	$95,973	$(12,611)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At December 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $279,088,295.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$6,542,832
Gross Unrealized Depreciation	(2,517,168)

Net Unrealized Appreciation	$4,025,664

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 23, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 23, 2018